As filed with the U.S. Securities and Exchange Commission on February 28, 2018

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 79	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 80

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX    78746

(Address of Principal Executive Office)                    (Zip Code)

Registrant’s Telephone Number, including Area Code     (512) 306-7400

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX    78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [Date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

DFA INTERNATIONAL VALUE PORTFOLIO

DFA INTERNATIONAL VALUE PORTFOLIO III

EMERGING MARKETS PORTFOLIO II

GLOBAL EQUITY PORTFOLIO

GLOBAL ALLOCATION 60/40 PORTFOLIO

GLOBAL ALLOCATION 25/75 PORTFOLIO

DFA TWO-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GOVERNMENT PORTFOLIO

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

U.S. LARGE CAP VALUE PORTFOLIO II

U.S. LARGE CAP VALUE PORTFOLIO III

U.S. LARGE COMPANY PORTFOLIO

CONTENTS

This Post-Effective Amendment No. 79/80 to Registration File Nos. 033-33980/811-06067 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A -- Prospectus relating to the Institutional Class shares of the Registrant’s U.S. Large Company Portfolio and DFA International Value Portfolio series of shares

4.	PART A -- Prospectus relating to the DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio series of shares

5.	PART A -- Prospectus relating to the Institutional Class shares of the Registrant’s Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio series of shares

6.	PART A -- Prospectus relating to Registrant’s U.S. Large Cap Value Portfolio II series of shares

7.	PART A -- Prospectus relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

8.	PART A -- Prospectus relating to Registrant’s Emerging Markets Portfolio II series of shares

9.	PART A -- Prospectus relating to the Class R2 shares of the Registrant’s DFA International Value Portfolio, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global 25/75 Allocation Portfolio series of shares

10.	PART B -- Statement of Additional Information relating to the Institutional Class shares of the Registrant’s U.S. Large Company Portfolio and DFA International Value Portfolio series of shares

11.	PART B -- Statement of Additional Information relating to the DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio series of shares

12.	PART B -- Statement of Additional Information relating to the Institutional Class shares of the Registrant’s Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio series of shares

13.	PART B -- Statement of Additional Information relating to Registrant’s U.S. Large Cap Value Portfolio II series of shares

14.	PART B -- Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

15.	PART B -- Statement of Additional Information relating to Registrant’s Emerging Markets Portfolio II series of shares

16.	PART B -- Statement of Additional Information relating to the Class R2 shares of the Registrant’s DFA International Value Portfolio, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global 25/75 Allocation Portfolio series of shares

17.	PART C -- Other Information

18.	SIGNATURES

Prospectus

February 28, 2018

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

U.S.

U.S. Large Company Portfolio (DFUSX)

Enhanced U.S. Large Company Portfolio (DFELX)

U.S. Large Cap Equity Portfolio (DUSQX)

U.S. Large Cap Value Portfolio (DFLVX)

U.S. Small Cap Value Portfolio (DFSVX)

U.S. Targeted Value Portfolio (DFFVX)

U.S. Core Equity 1 Portfolio (DFEOX)

U.S. Core Equity 2 Portfolio (DFQTX)

U.S. Vector Equity Portfolio (DFVEX)

U.S. Small Cap Portfolio (DFSTX)

U.S. Micro Cap Portfolio (DFSCX)

U.S. High Relative Profitability Portfolio (DURPX)

DFA Real Estate Securities Portfolio (DFREX)

INTERNATIONAL

Large Cap International Portfolio (DFALX)

DFA International Value Portfolio (DFIVX)

International Core Equity Portfolio (DFIEX)

Global Small Company Portfolio (DGLIX)

International Small Company Portfolio (DFISX)

Japanese Small Company Portfolio (DFJSX)

Asia Pacific Small Company Portfolio (DFRSX)

United Kingdom Small Company Portfolio (DFUKX)

Continental Small Company Portfolio (DFCSX)

DFA International Real Estate Securities Portfolio (DFITX)

DFA Global Real Estate Securities Portfolio (DFGEX)

DFA International Small Cap Value Portfolio (DISVX)

International Vector Equity Portfolio (DFVQX)

International High Relative Profitability Portfolio (DIHRX)

World ex U.S. Value Portfolio (DFWVX)

World ex U.S. Targeted Value Portfolio (DWUSX)

World ex U.S. Core Equity Portfolio (DFWIX)

World Core Equity Portfolio (DREIX)

Selectively Hedged Global Equity Portfolio (DSHGX)

Emerging Markets Portfolio (DFEMX)

Emerging Markets Value Portfolio (DFEVX)

Emerging Markets Small Cap Portfolio (DEMSX)

Emerging Markets Core Equity Portfolio (DFCEX)

Institutional Class Shares

This Prospectus describes the Institutional Class shares of each Portfolio which:

Are for long-term investors.

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

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U.S. Large Company Portfolio

Investment Objective

The U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.06%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

PORTFOLIO TURNOVER

The U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Portfolio’s portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index comprises a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they generally represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, Dimensional Fund Advisors LP (the “Advisor”) considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio’s net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies.

Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, the Advisor may also adjust the representation of securities in the U.S. Large Company Portfolio after considering such securities’ characteristics and other factors the Advisor determines to be appropriate.

The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The U.S. Large Company Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Large Company Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Large Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Large Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
15.93% (4/09–6/09)	-21.78% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Large Company Portfolio
Return Before Taxes	21.73%	15.72%	8.49%
Return After Taxes on Distributions	21.03%	15.03%	7.96%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.72%	12.52%	6.79%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
(1)	Copyright© 2010 Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Company Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Large Company Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Joseph F. Hohn, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Large Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Large Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Large Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Enhanced U.S. Large Company Portfolio

Investment Objective

The Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index. Total return comprises income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Enhanced U.S. Large Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and/or Expense Reimbursement*	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Enhanced U.S. Large Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Enhanced U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$68	$126	$297

PORTFOLIO TURNOVER

The Enhanced U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Enhanced U.S. Large Company Portfolio’s portfolio turnover rate was 122% of the average value of its investment portfolio.

Principal Investment Strategies

The Enhanced U.S. Large Company Portfolio seeks to outperform the S&P 500® Index primarily through investment in S&P 500® Index futures and short-term fixed income obligations. The Enhanced U.S. Large Company Portfolio may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies, such as exchange-traded funds (ETFs) that invest in stocks represented in the S&P 500® Index or other similar stock indices. The Portfolio invests in fixed income obligations, which may include securities of foreign issuers. The Portfolio may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the S&P 500® Index are hereinafter collectively referred to as “Index Derivatives”). The S&P 500® Index comprises a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they generally represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers stocks that comprise the S&P 500® Index to be those of large companies. Under normal circumstances, the Enhanced U.S. Large Company Portfolio will invest at least 80% of its net assets in short-term fixed income obligations that are overlaid by futures, swaps and other derivatives of the S&P 500® Index to create exposure to the performance of large U.S. companies or in securities of large U.S. companies directly. Alternatively, the Portfolio may invest at least 80% of its net assets directly in securities of large companies.

The Enhanced U.S. Large Company Portfolio may invest all of its assets in Index Derivatives. Certain of these Index Derivatives may be considered speculative and may subject the Portfolio to additional risks. Assets of the Portfolio not invested in the S&P 500® Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations. The Portfolio’s investment in fixed income obligations will be considered investment grade at the time of purchase. The fixed income obligations purchased by the Portfolio will typically mature within three years from the date of settlement and the average dollar-weighted maturity of the fixed income obligations will be two years or less.

The Enhanced U.S. Large Company Portfolio may use foreign currency forward contracts to hedge foreign currency risks or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Enhanced U.S. Large Company Portfolio uses index swap agreements and/or stock index futures to hedge against changes in securities prices. The Enhanced U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities. Additionally, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to attempt to achieve its investment objectives.

The Enhanced U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the Enhanced U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Enhanced U.S. Large Company Portfolio may hedge foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Enhanced U.S. Large Company Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Enhanced U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The Enhanced U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Enhanced U.S. Large Company Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Enhanced U.S. Large Company Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date, forcing the Portfolio to reinvest in bonds with lower interest rates than the original obligations.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Enhanced U.S. Large Company Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Enhanced U.S. Large Company Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Enhanced U.S. Large Company Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The Enhanced U.S. Large Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Enhanced U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. Enhanced U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Enhanced U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Enhanced U.S. Large Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
16.84% (4/09–6/09)	-21.78% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Enhanced U.S. Large Company Portfolio
Return Before Taxes	21.44%	15.70%	8.76%
Return After Taxes on Distributions	15.50%	12.84%	6.81%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.06%	11.63%	6.26%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
(1)	Copyright© 2010 Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Enhanced U.S. Large Company Portfolio. The following individuals are responsible for coordinating the day to day management of the Enhanced U.S. Large Company Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (1996).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Pamela B. Noble, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Enhanced U.S. Large Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Enhanced U.S. Large Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Enhanced U.S. Large Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Large Cap Equity Portfolio

Investment Objective

The investment objective of the U.S. Large Cap Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses*	0.03%
Total Annual Fund Operating Expenses	0.18%
*	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Portfolio. Since the “Acquired Fund Fees and Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, and therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Large Cap Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

PORTFOLIO TURNOVER

The U.S. Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Equity Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Equity Portfolio’s portfolio turnover rate was 11% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Large Cap Equity Portfolio purchases a broad and diverse group of readily marketable securities of U.S. companies that the Advisor determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. As of the date of this

Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a large cap company would be $5,282 million or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Equity Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies.

In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the U.S. Large Cap Equity Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the U.S. Large Cap Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

The U.S. Large Cap Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Large Cap Equity Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment Strategy Risk: Securities that have low price to book ratios and/or high profitability may perform differently from the market as a whole and an investment strategy emphasizing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Large Cap Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Large Cap Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Cap Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Large Cap Equity Portfolio Institutional Class Shares—Total Returns

January 2014-December 2017
Highest Quarter	Lowest Quarter
7.29% (10/17–12/17)	-7.65% (7/15–9/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 6/25/13 Inception
U.S. Large Cap Equity Portfolio
Return Before Taxes	22.08%	13.90%
Return After Taxes on Distributions	21.57%	13.39%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.85%	10.98%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	21.69%	14.51%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Cap Equity Portfolio. The following individuals are responsible for coordinating the day-to-day management of the U.S. Large Cap Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Large Cap Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Large Cap Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Large Cap Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Large Cap Value Portfolio

Investment Objective

The investment objective of the U.S. Large Cap Value Portfolio is to achieve long-term capital appreciation. The U.S. Large Cap Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Large Cap Value Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.35%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.27%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Large Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

The Example reflects the aggregate annual operating expenses of the U.S. Large Cap Value Portfolio and the Portfolio’s portion of the expenses of the U.S. Large Cap Value Series.

PORTFOLIO TURNOVER

The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Value Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Value Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Large Cap Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a large cap company would be $5,282 million or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the U.S. Large Cap Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Large Cap Value Series and U.S. Large Cap Value Portfolio use derivatives, the U.S. Large Cap Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Large Cap Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Large Cap Value Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.58% (4/09–6/09)	-27.86% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Large Cap Value Portfolio
Return Before Taxes	18.97%	16.09%	8.73%
Return After Taxes on Distributions	17.17%	14.94%	8.01%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.13%	12.83%	7.00%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	7.10%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Large Cap Value Portfolio and the U.S. Large Cap Value Series. The following individuals are responsible for coordinating the day to day management of the U.S. Large Cap Value Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Large Cap Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167.

Shareholders that invest in the U.S. Large Cap Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Large Cap Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Small Cap Value Portfolio

Investment Objective

The investment objective of the U.S. Small Cap Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Small Cap Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

PORTFOLIO TURNOVER

The U.S. Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Small Cap Value Portfolio’s performance. During the most recent fiscal year, the U.S. Small Cap Value Portfolio’s portfolio turnover rate was 24% of the average value of its investment portfolio.

Principal Investment Strategies

U.S. Small Cap Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the U.S. Small Cap Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Small Cap Value Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a small cap company was would be $5,282 million or below. This dollar amount will change due to market conditions.

The U.S. Small Cap Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Small Cap Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Small Cap Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Small Cap Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Small Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Small Cap Value Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
26.83% (7/09–9/09)	-28.70% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Small Cap Value Portfolio
Return Before Taxes	7.21%	13.31%	8.80%
Return After Taxes on Distributions	5.80%	11.96%	7.93%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.16%	10.48%	7.07%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	7.84%	13.01%	8.17%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Small Cap Value Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Small Cap Value Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Joel P. Schneider, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Small Cap Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Small Cap Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Small Cap Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Small Cap Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Targeted Value Portfolio

Investment Objective

The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

PORTFOLIO TURNOVER

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio’s portfolio turnover rate was 23% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small and mid cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. As of December 31, 2017, companies smaller than the 500th largest U.S. company fall in the lowest 16% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2017, the market capitalization of a company smaller than the 500th largest U.S. company would be $8,793 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Targeted Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Targeted Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Targeted Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Targeted Value Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
24.49% (7/09–9/09)	-27.48% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Targeted Value Portfolio
Return Before Taxes	9.59%	14.05%	9.28%
Return After Taxes on Distributions	8.09%	12.53%	8.33%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.46%	11.00%	7.43%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	7.84%	13.01%	8.17%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Targeted Value Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Targeted Value Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Joel P. Schneider, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Targeted Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Targeted Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Targeted Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Targeted Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Core Equity 1 Portfolio

Investment Objective

The investment objective of the U.S. Core Equity 1 Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Core Equity 1 Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.17%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Core Equity 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PORTFOLIO TURNOVER

The U.S. Core Equity 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Core Equity 1 Portfolio’s performance. During the most recent fiscal year, the U.S. Core Equity 1 Portfolio’s portfolio turnover rate was 3% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. Dimensional Fund Advisors LP (the “Advisor”) generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December 31, 2017, securities of the largest U.S. growth companies comprised 33% of the U.S. Universe and the Advisor allocated approximately 26% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 1 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The Advisor may also adjust the representation in the U.S. Core Equity 1 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

The U.S. Core Equity 1 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Core Equity 1 Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Core Equity 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Core Equity 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Core Equity 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Core Equity 1 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Core Equity 1 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Core Equity 1 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Core Equity 1 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Core Equity 1 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Core Equity 1 Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
17.92% (4/09–6/09)	-23.48% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Core Equity 1 Portfolio
Return Before Taxes	20.89%	15.63%	9.04%
Return After Taxes on Distributions	20.20%	14.98%	8.56%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.24%	12.47%	7.29%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	8.60%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Core Equity 1 Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Core Equity 1 Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Core Equity 1 Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Core Equity 1 Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Core Equity 1 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Core Equity 1 Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Core Equity 2 Portfolio

Investment Objective

The investment objective of the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Core Equity 2 Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Core Equity 2 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

The U.S. Core Equity 2 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Core Equity 2 Portfolio’s performance. During the most recent fiscal year, the U.S. Core Equity 2 Portfolio’s portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. Dimensional Fund Advisors LP (the “Advisor”) generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 2 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. For example, as of December 31, 2017, securities of the largest U.S. growth companies comprised 33% of the U.S. Universe and the Advisor allocated approximately 16% of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 2 Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The Advisor may also adjust the representation in the U.S. Core Equity 2 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

The U.S. Core Equity 2 Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Core Equity 2 Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Core Equity 2 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Core Equity 2 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Core Equity 2 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Core Equity 2 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Core Equity 2 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Core Equity 2 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Core Equity 2 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Core Equity 2 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Core Equity 2 Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
19.26% (4/09–6/09)	-24.17% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Core Equity 2 Portfolio
Return Before Taxes	18.94%	15.14%	8.80%
Return After Taxes on Distributions	18.13%	14.39%	8.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	11.21%	12.05%	7.07%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	8.60%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Core Equity 2 Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Core Equity 2 Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Core Equity 2 Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Core Equity 2 Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Core Equity 2 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Core Equity 2 Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Vector Equity Portfolio

Investment Objective

The investment objective of the U.S. Vector Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Vector Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.32%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Vector Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

PORTFOLIO TURNOVER

The U.S. Vector Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Vector Equity Portfolio’s performance. During the most recent fiscal year, the U.S. Vector Equity Portfolio’s portfolio turnover rate was 10% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Vector Equity Portfolio purchases a broad and diverse group of securities of U.S. operating companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. Dimensional Fund Advisors LP (the “Advisor”) generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios.

As a non-fundamental policy, under normal circumstances, the U.S. Vector Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Vector Equity Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 50% of their percentage weight in the U.S. Universe. For example, as of December 31, 2017, securities of the largest U.S. growth companies comprised 33% of the U.S. Universe and the Advisor allocated approximately 5% of the U.S. Vector Equity Portfolio to securities of the largest U.S. growth companies. The percentage by which the Portfolio’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements and other factors. The Advisor may also adjust the representation in the U.S. Vector Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

The U.S. Vector Equity Portfolio also may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Vector Equity Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Vector Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Vector Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Vector Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Vector Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Vector Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Vector Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Vector Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Vector Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Vector Equity Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
21.41% (7/09–9/09)	-26.14% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Vector Equity Portfolio
Return Before Taxes	14.64%	14.49%	8.54%
Return After Taxes on Distributions	13.30%	13.37%	7.86%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.29%	11.48%	6.85%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	8.60%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Vector Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Vector Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Vector Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Vector Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Vector Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Vector Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Small Cap Portfolio

Investment Objective

The investment objective of the U.S. Small Cap Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Small Cap Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.37%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Small Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

PORTFOLIO TURNOVER

The U.S. Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Small Cap Portfolio’s performance. During the most recent fiscal year, the U.S. Small Cap Portfolio’s portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Small Cap Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio. Dimensional Fund Advisors LP (the “Advisor”) may adjust the representation in the U.S. Small Cap Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Small Cap Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a small cap company would be $5,282 million or below. This dollar amount will change due to market conditions.

The U.S. Small Cap Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Small Cap Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Small Cap Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Small Cap Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Small Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Small Cap Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Small Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Small Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Small Cap Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
25.94% (4/09–6/09)	-26.85% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Small Cap Portfolio
Return Before Taxes	11.52%	14.63%	9.97%
Return After Taxes on Distributions	10.17%	13.39%	9.16%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.45%	11.53%	8.05%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Small Cap Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Small Cap Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Joel P. Schneider, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Small Cap Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Small Cap Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Small Cap Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Small Cap Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. Micro Cap Portfolio

Investment Objective

The investment objective of the U.S. Micro Cap Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Micro Cap Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Micro Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

PORTFOLIO TURNOVER

The U.S. Micro Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Micro Cap Portfolio’s performance. During the most recent fiscal year, the U.S. Micro Cap Portfolio’s portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Micro Cap Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the securities of U.S. micro cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. micro cap company, the greater its representation in the Portfolio. Dimensional Fund Advisors LP (the “Advisor”) may adjust the representation in the U.S. Micro Cap Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of U.S. micro cap companies. As of the date of this Prospectus, for the purposes of the U.S. Micro Cap Portfolio, the Advisor considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a micro cap company would be $2,529 million or below. This dollar amount will change due to market conditions.

The U.S. Micro Cap Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Micro Cap Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Micro Cap Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Micro Cap Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Micro Cap Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Micro Cap Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Micro Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Micro Cap Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Micro Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Micro Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Micro Cap Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
24.76% (4/09–6/09)	-26.98% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Micro Cap Portfolio
Return Before Taxes	11.18%	14.98%	9.36%
Return After Taxes on Distributions	9.77%	13.44%	8.41%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.39%	11.81%	7.50%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Micro Cap Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Micro Cap Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Joel P. Schneider, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. Micro Cap Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the U.S. Micro Cap Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The U.S. Micro Cap Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Micro Cap Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

U.S. High Relative Profitability Portfolio

Investment Objective

The investment objective of the U.S. High Relative Profitability Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. High Relative Profitability Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses*	0.08%
Total Annual Fund Operating Expenses	0.28%
Fee Waiver and/or Expense Reimbursement**	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%

*	The U.S. High Relative Profitability Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. High Relative Profitability Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. High Relative Profitability Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$26	$87

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period May 16, 2017 (commencement of operations) to October 31, 2017, the U.S. High Relative Profitability Portfolio’s portfolio turnover rate was 0% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. High Relative Profitability Portfolio purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as market capitalization, free float, size, value, profitability, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. High Relative Profitability Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a large cap company would be $5,282 million or above. This dollar amount will change due to market conditions.

The U.S. High Relative Profitability Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The Portfolio may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity.

The U.S. High Relative Profitability Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the U.S. High Relative Profitability Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment Strategy Risk: Securities that have high profitability may perform differently from the market as a whole and an investment strategy emphasizing these securities may cause the U.S. High Relative Profitability Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. High Relative Profitability Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. High Relative Profitability Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. High Relative Profitability Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

Performance information is not available for the U.S. High Relative Profitability Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. High Relative Profitability Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the U.S. High Relative Profitability Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. High Relative Profitability Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

DFA Real Estate Securities Portfolio

Investment Objective

The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Real Estate Securities Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.17%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA Real Estate Securities Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$60	$106	$242

PORTFOLIO TURNOVER

The DFA Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA Real Estate Securities Portfolio’s portfolio turnover rate was 1% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA Real Estate Securities Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry. The DFA Real Estate Securities Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The DFA Real Estate Securities Portfolio will make equity investments in securities listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The DFA Real Estate Securities Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA Real Estate Securities Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of DFA Real Estate Securities Portfolio may be materially different from the broad equity market.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA Real Estate Securities Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA Real Estate Securities Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com. The secondary index in the table shows how the Portfolio’s performance compares to a group of securities that aligns more closely with the Portfolio’s investment strategies.

The after-tax returns presented in the table for the DFA Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Real Estate Securities Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
33.83% (7/09–9/09)	-38.39% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Real Estate Securities Portfolio
Return Before Taxes	5.71%	9.47%	7.59%
Return After Taxes on Distributions	4.27%	8.02%	6.28%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.27%	6.76%	5.42%
S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)	3.76%	9.09%	7.07%
(1)	Copyright© 2010 Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA Real Estate Securities Portfolio. The following individuals are responsible for coordinating the day to day management of the DFA Real Estate Securities Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA Real Estate Securities Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the DFA Real Estate Securities Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA Real Estate Securities Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA Real Estate Securities Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account. See “Dividends, Capital Gains Distributions and Taxes—Tax Considerations” in the Portfolio’s Prospectus for special tax considerations with respect to the Portfolio.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Large Cap International Portfolio

Investment Objective

The investment objective of the Large Cap International Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Large Cap International Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.20%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of February 28, 2017.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Large Cap International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

PORTFOLIO TURNOVER

The Large Cap International Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Large Cap International Portfolio’s performance. During the most recent fiscal year, the Large Cap International Portfolio’s portfolio turnover rate was 10% of the average value of its investment portfolio.

Principal Investment Strategies

The Large Cap International Portfolio purchases securities of large non-U.S. companies in each country or region designated by Dimensional Fund Advisors LP (the “Advisor”) as an approved market for investment. The Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Large Cap International Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the

Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Large Cap International Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The Advisor will seek to set country weights based on the relative adjusted market capitalizations of eligible large companies within each country.

The Large Cap International Portfolio intends to purchase securities of large non-U.S. companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2017, for the Large Cap International Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Large Cap International Portfolio invests would be $1,593 million. This threshold will change due to market conditions.

The Large Cap International Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Large Cap International Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Large Cap International Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Large Cap International Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Large Cap International Portfolio may lose money and there may be a delay in recovering the loaned securities. The Large Cap International Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Large Cap International Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Large Cap International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Large Cap International Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Large Cap International Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Large Cap International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap International Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
25.17% (4/09–6/09)	-20.63% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Large Cap International Portfolio
Return Before Taxes	25.37%	7.52%	2.18%
Return After Taxes on Distributions	24.56%	6.71%	1.49%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.94%	5.73%	1.57%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Large Cap International Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Large Cap International Portfolio. The following individuals are responsible for coordinating the day to day management of the Large Cap International Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Large Cap International Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Large Cap International Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Large Cap International Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Large Cap International Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

DFA International Value Portfolio

Investment Objective

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.43%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542

The Example reflects the aggregate annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the DFA International Value Series.

PORTFOLIO TURNOVER

The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The DFA International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2017, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests would be $1,593 million. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the DFA International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA International Value Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
33.93% (4/09–6/09)	-24.43% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA International Value Portfolio
Return Before Taxes	26.09%	7.96%	1.64%
Return After Taxes on Distributions	25.11%	7.03%	0.87%
Return After Taxes on Distributions and Sale of Portfolio Shares	15.35%	6.07%	1.12%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the DFA International Value Series. The following individuals are responsible for coordinating the day to day management of the DFA International Value Portfolio and the DFA International Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA International Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the DFA International Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

International Core Equity Portfolio

Investment Objective

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the International Core Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.27%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.30%
*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.35% to 0.27% effective as of February 28, 2017.

EXAMPLE

This Example is meant to help you compare the cost of investing in the International Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

PORTFOLIO TURNOVER

The International Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Core Equity Portfolio’s performance. During the most recent fiscal year, the International Core Equity Portfolio’s portfolio turnover rate was 6% of the average value of its investment portfolio.

Principal Investment Strategies

The International Core Equity Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this Portfolio, Dimensional Fund Advisors LP (the “Advisor”) defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time.

The International Core Equity Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2017, securities of the largest growth companies in the International Universe comprised approximately 13% of the International Universe and the Advisor allocated approximately 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. The Advisor may also adjust the representation in the International Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

The International Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Core Equity Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Core Equity Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Core Equity Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the International Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the International Core Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Core Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

International Core Equity Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
31.34% (4/09–6/09)	-22.25% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
International Core Equity Portfolio
Return Before Taxes	28.05%	9.33%	3.41%
Return After Taxes on Distributions	27.15%	8.56%	2.77%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.36%	7.19%	2.55%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the International Core Equity Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Core Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the International Core Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the International Core Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the International Core Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The International Core Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the International Core Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Global Small Company Portfolio

Investment Objective

The investment objective of the Global Small Company Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Global Small Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.45%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and/or Expense Reimbursement*	0.65%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Global Small Company Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Global Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$298	$565	$1,328

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Small Company Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period January 18, 2017 (commencement of operations) to October 31, 2017, the Global Small Company Portfolio’s portfolio turnover rate was 14% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The Global Small Company Portfolio is a “fund of funds,” which means the Portfolio generally allocates its assets among other funds managed by the Advisor (the “Underlying Funds”), although it has the ability to invest directly in securities and derivatives. The Portfolio seeks to achieve its investment objective of providing investors with access to securities portfolios consisting of a broad range of equity securities of primarily small companies in developed and emerging markets. The Portfolio pursues its investment objective by investing substantially all of its assets in the following Underlying Funds: The Asia Pacific Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series (each a series of The DFA Investment Trust Company), and U.S. Small Cap Portfolio (a series of DFA Investment Dimensions Group Inc.).

The Global Small Company Portfolio typically allocates its investments among the Underlying Funds in the following manner: 30% to 60% in the U.S. Small Cap Portfolio; 5% to 30% in The Continental Small Company Series; 5% to 25% in The Emerging Markets Small Cap Series; 0% to 20% in The Japanese Small Company Series; 0% to 20% in The United Kingdom Small Company Series; 0% to 15% in The Asia Pacific Company Series; and 0% to 10% in The Canadian Small Company Series. When deciding allocations to the Underlying Funds, the Global Small Company Portfolio takes into account, among other factors, the aggregate market capitalizations and adjustments for free float of the eligible universe of securities within each region. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Certain Underlying Funds invest in small companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country or region, the greater its representation in the Underlying Fund. The Advisor may adjust the representation in the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

Under normal circumstances, the Portfolio, directly or through its investments in the Underlying Funds, may invest up to 60% of its net assets in U.S. companies (unless market conditions are not deemed favorable by the Advisor, in which case the Portfolio, directly or through its investments in the Underlying Funds, may invest up to 70% of its net assets in U.S. companies).

As a non-fundamental policy, under normal circumstances, the Global Small Company Portfolio, directly or through its investments in the Underlying Funds, will invest at least 80% of its net assets in securities of small companies. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio or Underlying Fund invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio or Underlying Fund with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the Global Small Company Portfolio, the highest maximum market capitalization of a small company in any country in which the Global Small Company Portfolio or its Underlying Funds invests would be $6,984 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor would consider a small company in Switzerland to have a market capitalization below $5,845 million, a small company in the United States to have a market capitalization below $5,282 million, a small company in Norway to have a market capitalization below $1,593 million, and a small company in Japan to have a market capitalization below $2,399 million. This threshold will change due to market conditions.

The Global Small Company Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Global Small Company Portfolio and each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Global Small Company Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Global Small Company Portfolio is affected by the investment performance of the Underlying Funds in which the Global Small Company Portfolio invests. The ability of the Global Small Company Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Global Small Company Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Global Small Company Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Global Small Company Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Global Small Company Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Global Small Company Portfolio or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Portfolio or Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Global Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

Performance information is not available for the Global Small Company Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Global Small Company Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Global Small Company Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Global Small Company Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Global Small Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Global Small Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

International Small Company Portfolio

Investment Objective

The investment objective of the International Small Company Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the International Small Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE

This Example is meant to help you compare the cost of investing in the International Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$54	$170	$296	$665

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The International Small Company Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Small Company Portfolio’s performance. During the most recent fiscal year, the International Small Company Portfolio’s portfolio turnover rate was 13% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The International Small Company Portfolio is a “fund of funds,” which means the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (the “Underlying Funds”),

although it has the ability to invest directly in securities and derivatives. The International Small Company Portfolio seeks to achieve its investment objective of providing investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Canadian, Japanese, United Kingdom, Continental European and Asia Pacific companies. The International Small Company Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. The International Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the following Underlying Funds: The Canadian Small Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series of The DFA Investment Trust Company. Periodically, the Advisor will review the allocations for the International Small Company Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Underlying Fund. The Advisor may adjust the representation in the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the Underlying Funds, will invest at least 80% of its net assets in securities of small companies. The International Small Company Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Small Company Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The International Small Company Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Small Company Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the International Small Company Portfolio is affected by the investment performance of the Underlying Funds in which the International Small Company Portfolio invests. The ability of the International Small Company Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of the International Small Company Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the International Small Company Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the International Small Company Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Small Company Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The International Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the International Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in International Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

International Small Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
31.49% (4/09–6/09)	-22.43% (7/08–9/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
International Small Company Portfolio
Return Before Taxes	30.24%	11.75%	5.64%
Return After Taxes on Distributions	28.34%	10.21%	4.61%
Return After Taxes on Distributions and Sale of Portfolio Shares	18.22%	8.95%	4.25%
MSCI World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	31.04%	11.37%	5.16%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the International Small Company Portfolio and Underlying Funds. The following individuals are responsible for coordinating the day to day management of the International Small Company Portfolio and Underlying Funds:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the International Small Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the International Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The International Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the International Small Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Japanese Small Company Portfolio

Investment Objective

The investment objective of the Japanese Small Company Portfolio is to achieve long-term capital appreciation. The Japanese Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Japanese Small Company Series (the “Japanese Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Japanese Small Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Japanese Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

The Example reflects the aggregate annual operating expenses of the Japanese Small Company Portfolio and the Japanese Small Company Portfolio’s portion of the expenses of the Japanese Small Company Series.

PORTFOLIO TURNOVER

The Japanese Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Japanese Small Company Portfolio’s performance. During the most recent fiscal year, the Japanese Small Company Series’ portfolio turnover rate was 13% of the average value of its investment portfolio.

Principal Investment Strategies

The Japanese Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the Japanese Small Company Series. The Japanese Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of small companies associated with Japan. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a Japanese small company, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company in Japan. Based on market capitalization data as of December 31, 2017, the Advisor would consider Japanese small companies to be those companies with a market capitalization below $2,399 million. This dollar amount will change due to market conditions.

The Japanese Small Company Series may gain exposure to companies associated with Japan by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Japanese Small Company Series and the Japanese Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for Japanese equity securities and indices or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Japanese Small Company Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Japanese Small Company Series does not hedge foreign currency risk.

Japan Market Risk: Because the Japanese Small Company Series concentrates investments in Japan, the Japanese Small Company Portfolio’s performance is expected to be closely tied to the social, political and economic conditions within Japan and to be more volatile than the performance of funds with more geographically diverse investments.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Japanese Small Company Series and the Japanese Small Company Portfolio use derivatives, the Japanese Small Company Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Japanese Small Company Series may lose money and there may be a delay in recovering the loaned securities. The Japanese Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Japanese Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Japanese Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in Japanese Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Japanese Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Japanese Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Japanese Small Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
24.48% (4/09–6/09)	-15.28% (1/09–3/09)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Japanese Small Company Portfolio
Return Before Taxes	35.68%	15.64%	8.56%
Return After Taxes on Distributions	34.75%	15.02%	8.12%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.65%	12.45%	6.90%
MSCI Japan Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	31.26%	15.41%	7.36%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Japanese Small Company Portfolio and Japanese Small Company Series. DFA Australia Limited serves as the sub-advisor for the Japanese Small Company Series. The following individuals are responsible for coordinating the day to day management of the Japanese Small Company Portfolio and Japanese Small Company Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Japanese Small Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Japanese Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Japanese Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Japanese Small Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Asia Pacific Small Company Portfolio

Investment Objective

The investment objective of the Asia Pacific Small Company Portfolio is to achieve long-term capital appreciation. The Asia Pacific Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Asia Pacific Small Company Series (the “Asia Pacific Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Asia Pacific Small Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Asia Pacific Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

The Example reflects the aggregate annual operating expenses of the Asia Pacific Small Company Portfolio and the Asia Pacific Small Company Portfolio’s portion of the expenses of the Asia Pacific Small Company Series.

PORTFOLIO TURNOVER

The Asia Pacific Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Asia Pacific Small Company Portfolio’s performance. During the most recent fiscal year, the Asia Pacific Small Company Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

The Asia Pacific Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the Asia Pacific Small Company Series. The Asia Pacific Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of small companies associated with Australia, New Zealand and Pacific Rim Asian countries designated by the Advisor as approved markets for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Series invests. Based on market capitalization data as of December 31, 2017, for the Asia Pacific Small Company Series, the highest maximum market capitalization of a small company in any country in which the Asia Pacific Small Company Series invests would be $3,684 million. This threshold will change due to market conditions.

The Asia Pacific Small Company Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Asia Pacific Small Company Series and the Asia Pacific Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for Asia Pacific equity securities and indices or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Asia Pacific Small Company Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Asia Pacific Small Company Series does not hedge foreign currency risk.

Asia Pacific Market Risk: Because the Asia Pacific Small Company Series concentrates investments in Asia Pacific countries, the Asia Pacific Small Company Portfolio’s performance is expected to be closely tied to the social, political and economic conditions within such Asia Pacific countries and to be more volatile than the performance of funds with more geographically diverse investments.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Asia Pacific Small Company Series and the Asia Pacific Small Company Portfolio use derivatives, the Asia Pacific Small Company Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Asia Pacific Small Company Series may lose money and there may be a delay in recovering the loaned securities. The Asia Pacific Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Asia Pacific Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Asia Pacific Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in Asia Pacific Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Asia Pacific Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Asia Pacific Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Asia Pacific Small Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
45.62% (4/09–6/09)	-33.12% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Asia Pacific Small Company Portfolio
Return Before Taxes	25.16%	4.38%	3.00%
Return After Taxes on Distributions	23.43%	2.88%	1.64%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.62%	2.78%	1.84%
MSCI Pacific ex Japan Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	25.99%	2.72%	0.65%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Asia Pacific Small Company Portfolio and Asia Pacific Small Company Series. DFA Australia Limited serves as the sub-advisor for the Asia Pacific Small Company Series. The following individuals are responsible for coordinating the day to day management of the Asia Pacific Small Company Portfolio and Asia Pacific Small Company Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Asia Pacific Small Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Asia Pacific Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Asia Pacific Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Asia Pacific Small Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

United Kingdom Small Company Portfolio

Investment Objective

The investment objective of the United Kingdom Small Company Portfolio is to achieve long-term capital appreciation. The United Kingdom Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The United Kingdom Small Company Series (the “United Kingdom Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the United Kingdom Small Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and/or Expense Reimbursement**	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
**	The Advisor has further agreed to waive certain fees and in certain instances, assume certain expenses of the United Kingdom Small Company Portfolio. This portion of the Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date (the “Temporary Fee Waiver”). Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the United Kingdom Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the Temporary Fee Waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$193	$338	$760

The Example reflects the aggregate annual operating expenses of the United Kingdom Small Company Portfolio and the United Kingdom Small Company Portfolio’s portion of the expenses of the United Kingdom Small Company Series.

PORTFOLIO TURNOVER

The United Kingdom Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the United Kingdom Small Company Portfolio’s performance. During the most recent fiscal year, the United Kingdom Small Company Series’ portfolio turnover rate was 9% of the average value of its investment portfolio.

Principal Investment Strategies

The United Kingdom Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the United Kingdom Small Company Series. The United Kingdom Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of small companies associated with the United Kingdom. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a United Kingdom small company, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies. Based on market capitalization data as of December 31, 2017, the Advisor would consider United Kingdom small companies to be those companies with a market capitalization below $5,552 million. This dollar amount will change due to market conditions.

The United Kingdom Small Company Series may gain exposure to companies associated with the United Kingdom by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The United Kingdom Small Company Series and the United Kingdom Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for United Kingdom equity securities and indices or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The United Kingdom Small Company Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The United Kingdom Small Company Series does not hedge foreign currency risk.

United Kingdom Market Risk: Because the United Kingdom Small Company Series concentrates investments in the United Kingdom, the United Kingdom Small Company Portfolio’s performance is expected to be closely tied to the social, political and economic conditions within the United Kingdom and to be more volatile than the performance of funds with more geographically diverse investments.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the United Kingdom Small Company Series and the United Kingdom Small Company Portfolio use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the United Kingdom Small Company Series may lose money and there may be a delay in recovering the loaned securities. The United Kingdom Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The United Kingdom Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the United Kingdom Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in United Kingdom Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The United Kingdom Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the United Kingdom Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

United Kingdom Small Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
33.83% (4/09–6/09)	-33.64% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
United Kingdom Small Company Portfolio
Return Before Taxes	28.41%	9.79%	6.75%
Return After Taxes on Distributions	25.08%	7.65%	5.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.88%	7.39%	5.23%
MSCI UK Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	32.45%	11.05%	6.80%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the United Kingdom Small Company Portfolio and United Kingdom Small Company Series. Dimensional Fund Advisors Ltd. serves as the sub-advisor for the United Kingdom Small Company Series. The following individuals are responsible for coordinating the day to day management of the United Kingdom Small Company Portfolio and United Kingdom Small Company Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the United Kingdom Small Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the United Kingdom Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The United Kingdom Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the United Kingdom Small Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Continental Small Company Portfolio

Investment Objective

The investment objective of the Continental Small Company Portfolio is to achieve long-term capital appreciation. The Continental Small Company Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Continental Small Company Series (the “Continental Small Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Continental Small Company Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Continental Small Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701

The Example reflects the aggregate annual operating expenses of the Continental Small Company Portfolio and the Continental Small Company Portfolio’s portion of the expenses of the Continental Small Company Series.

PORTFOLIO TURNOVER

The Continental Small Company Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Continental Small Company Portfolio’s performance. During the most recent fiscal year, the Continental Small Company Series’ portfolio turnover rate was 13% of the average value of its investment portfolio.

Principal Investment Strategies

The Continental Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the Continental Small Company Series. The Continental Small Company Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of small companies associated with European countries designated by the Advisor as approved markets for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. The Advisor determines the maximum market capitalization of a small company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2017, for the Continental Small Company Series, the highest maximum market capitalization of a small company in any country or region in which the Continental Small Company Series invests would be $6,984 million. This threshold will change due to market conditions. The Continental Small Company Series also may invest up to 20% of its net assets in small companies associated with non-European countries that the Advisor has identified as approved markets for investment.

The Continental Small Company Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Continental Small Company Series and the Continental Small Company Portfolio each may purchase or sell futures contracts and options on futures contracts for continental European equity securities and indices or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Continental Small Company Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Continental Small Company Series does not hedge foreign currency risk.

European Market Risk: Because the Continental Small Company Series concentrates investments in European countries, the Continental Small Company Portfolio’s performance is expected to be closely tied to the social, political and economic conditions within such European countries and to be more volatile than the performance of funds with more geographically diverse investments.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Continental Small Company Series and the Continental Small Company Portfolio use derivatives, the Continental Small Company Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Continental Small Company Series may lose money and there may be a delay in recovering the loaned securities. The Continental Small Company Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Continental Small Company Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Continental Small Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in Continental Small Company Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Continental Small Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Continental Small Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Continental Small Company Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
31.47% (4/09–6/09)	-28.18% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Continental Small Company Portfolio
Return Before Taxes	35.13%	15.42%	5.29%
Return After Taxes on Distributions	34.41%	14.81%	4.73%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.46%	12.28%	4.04%
MSCI Europe ex UK Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	36.98%	15.36%	5.54%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Continental Small Company Portfolio and Continental Small Company Series. Dimensional Fund Advisors Ltd. serves as the sub-advisor for the Continental Small Company Series. The following individuals are responsible for coordinating the day to day management of the Continental Small Company Portfolio and Continental Small Company Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Continental Small Company Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Continental Small Company Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Continental Small Company Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Continental Small Company Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

DFA International Real Estate Securities Portfolio

Investment Objective

The investment objective of the DFA International Real Estate Securities Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Real Estate Securities Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.28%

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

PORTFOLIO TURNOVER

The DFA International Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA International Real Estate Securities Portfolio’s portfolio turnover rate was 1% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry, including developed and emerging markets, with a particular focus on non-U.S. real estate investment trusts (“REITs”) and companies Dimensional Fund Advisors LP (the “Advisor”) considers to be REIT-like entities. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA International Real Estate

Securities Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The DFA International Real Estate Securities Portfolio intends to purchase securities of companies associated with developed and emerging markets countries that the Advisor has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. The DFA International Real Estate Securities Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. The Portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry.

The DFA International Real Estate Securities Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Real Estate Securities Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA International Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Real Estate Securities Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Risks of Concentrating in the Real Estate Industry: The DFA International Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by the DFA International Real Estate Securities Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, many foreign REIT-like entities are deemed for tax purposes as passive foreign investment companies (PFICs), which could result in the receipt of taxable dividends to shareholders at an unfavorable tax rate. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of the DFA International Real Estate Securities Portfolio may be materially different from the broad equity market.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA International Real Estate Securities Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Real Estate Securities Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA International Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA International Real Estate Securities Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
28.61% (7/09–9/09)	-33.03% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA International Real Estate Securities Portfolio
Return Before Taxes	15.38%	5.43%	2.23%
Return After Taxes on Distributions	13.70%	3.36%	-0.19%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.06%	3.29%	0.66%
S&P Global ex US REIT Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	15.64%	5.49%	2.05%
(1)	Copyright© 2010 Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Real Estate Securities Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the DFA International Real Estate Securities Portfolio. The following individuals are responsible for coordinating the day to day management of the DFA International Real Estate Securities Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA International Real Estate Securities Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the DFA International Real Estate Securities Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Real Estate Securities Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Real Estate Securities Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account. See “Dividends, Capital Gains Distributions and Taxes—Tax Considerations” in the Portfolio’s Prospectus for special tax considerations with respect to the Portfolio.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

DFA Global Real Estate Securities Portfolio

Investment Objective

The investment objective of the DFA Global Real Estate Securities Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Global Real Estate Securities Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement*	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA Global Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$106	$195	$455

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA Global Real Estate Securities Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio and the DFA Global Real Estate Securities Portfolio pays transaction costs when buying and selling securities directly. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA Global Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA Global Real Estate Securities Portfolio’s portfolio turnover rate was 1% of the average value of its direct investments portfolio.

Principal Investment Strategies

The DFA Global Real Estate Securities Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies in the real estate industry, with a focus on real estate investment trusts (“REITs”) or companies that the Advisor considers to be REIT-like entities. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in the DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio (the “Underlying Funds”), and/or directly in securities of companies in the real estate industry. Periodically, the Advisor will review the allocations for the DFA Global Real Estate Securities Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. The DFA Global Real Estate Securities Portfolio and Underlying Funds generally consider a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The DFA Global Real Estate Securities Portfolio and each Underlying Fund invest in companies principally engaged in the real estate industry in its designated market using a market capitalization weighted approach. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Portfolio and each Underlying Fund. The Advisor may adjust the representation in the DFA Global Real Estate Securities Portfolio or the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of companies in the real estate industry. In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies in the real estate industry that are eligible investments for the Underlying Funds. The DFA Global Real Estate Securities Portfolio and each Underlying Fund intend to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Portfolio and Underlying Fund. The DFA Global Real Estate Securities Portfolio, directly or indirectly through its investment in the Underlying Funds, invests a substantial portion of its assets in the securities of issuers located in multiple countries throughout the world.

The DFA Global Real Estate Securities Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA Global Real Estate Securities Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the DFA Global Real Estate Securities Portfolio is affected by the investment performance of the Underlying Funds in which the DFA Global Real Estate Securities Portfolio invests. The ability of the DFA Global Real Estate Securities Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that under performs other funds or asset classes. There can be no assurance that the investment objective of the DFA Global Real Estate Securities Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the DFA Global Real Estate Securities Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the DFA Global Real Estate Securities Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Risks of Concentrating in the Real Estate Industry: The DFA Global Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA Global Real Estate Securities Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, many foreign REIT-like entities are deemed for tax purposes as passive foreign investment companies (PFICs), which could result in the receipt of taxable dividends to shareholders at an unfavorable tax rate. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of DFA Global Real Estate Securities Portfolio may be materially different from the broad equity market.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA Global Real Estate Securities Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The DFA Global Real Estate Securities Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA Global Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA Global Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA Global Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA Global Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Global Real Estate Securities Portfolio Institutional Class Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
31.45% (7/09–9/09)	-25.68% (1/09–3/09)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 6/4/08 Inception
DFA Global Real Estate Securities Portfolio
Return Before Taxes	9.20%	7.92%	5.68%
Return After Taxes on Distributions	7.76%	6.33%	3.96%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.46%	5.47%	3.65%
S&P Global REIT Index(1) (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	7.41%	6.94%	4.42%
(1)	Copyright© 2010 Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA Global Real Estate Securities Portfolio and the Underlying Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the DFA Global Real Estate Securities Portfolio and one of the Underlying Funds. The following individuals are responsible for coordinating the day to day management of the DFA Global Real Estate Securities Portfolio and the Underlying Funds:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA Global Real Estate Securities Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the DFA Global Real Estate Securities Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA Global Real Estate Securities Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA Global Real Estate Securities Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account. See “Dividends, Capital Gains Distributions and Taxes—Tax Considerations” in the Portfolio’s Prospectus for special tax considerations with respect to the Portfolio.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

DFA International Small Cap Value Portfolio

Investment Objective

The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Small Cap Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

PORTFOLIO TURNOVER

The DFA International Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Small Cap Value Portfolio’s performance. During the most recent fiscal year, the DFA International Small Cap Value Portfolio’s portfolio turnover rate was 21% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases securities of small, non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA International Small Cap Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The DFA International Small Cap Value Portfolio intends to purchase securities of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the DFA International Small Cap Value Portfolio, the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests would be $6,984 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor would consider a small company in Switzerland to have a market capitalization below $5,845 million, a small company in Norway to have a market capitalization below $1,593 million, and a small company in Japan to have a market capitalization below $2,399 million. This threshold will change due to market conditions.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Small Cap Value Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets.

Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Small Cap Value Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA International Small Cap Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Small Cap Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Small Cap Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Small Cap Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA International Small Cap Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA International Small Cap Value Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
31.78% (4/09–6/09)	-21.72% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA International Small Cap Value Portfolio
Return Before Taxes	27.98%	12.57%	5.77%
Return After Taxes on Distributions	26.11%	11.29%	4.87%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.03%	9.76%	4.43%
MSCI World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	31.04%	11.37%	5.16%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Small Cap Value Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the DFA International Small Cap Value Portfolio. The following individuals are responsible for coordinating the day to day management of the DFA International Small Cap Value Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA International Small Cap Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the DFA International Small Cap Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The DFA International Small Cap Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Small Cap Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

International Vector Equity Portfolio

Investment Objective

The investment objective of the International Vector Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the International Vector Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.45%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.49%

EXAMPLE

This Example is meant to help you compare the cost of investing in the International Vector Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

PORTFOLIO TURNOVER

The International Vector Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Vector Equity Portfolio’s performance. During the most recent fiscal year, the International Vector Equity Portfolio’s portfolio turnover rate was 5% of the average value of its investment portfolio.

Principal Investment Strategies

The International Vector Equity Portfolio purchases a broad and diverse group of securities of non-U.S. operating companies in developed markets, with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Portfolio, Dimensional Fund Advisors LP (the “Advisor”) defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Vector Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios.

The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions.

The International Vector Equity Portfolio intends to purchase securities of companies associated with developed markets countries that the Advisor has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The percentage allocation of the assets of the International Vector Equity Portfolio to securities of the largest growth companies will generally be reduced by between 5% and 50% of their percentage weight in the International Universe. For example, as of December 31, 2017, securities of the largest growth companies in the International Universe comprised approximately 13% of the International Universe and the Advisor allocated approximately 2% of the International Vector Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced, as compared to their representation in the International Universe, will change due to market movements and other factors. The Advisor may also adjust the representation in the International Vector Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time.

The International Vector Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Vector Equity Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Vector Equity Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Vector Equity Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Vector Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Vector Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Vector Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Vector Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the International Vector Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the International Vector Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The International Vector Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Vector Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

International Vector Equity Portfolio Institutional Class Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
34.37% (4/09–6/09)	-21.68% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	28.94%	9.93%	6.51%
Return After Taxes on Distributions	27.91%	9.05%	5.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.96%	7.65%	5.08%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	4.01%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the International Vector Equity Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Vector Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the International Vector Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the International Vector Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the International Vector Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The International Vector Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information
The dividends and distributions you receive from the International Vector Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

International High Relative Profitability Portfolio

Investment Objective

The investment objective of the International High Relative Profitability Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the International High Relative Profitability Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses*	0.15%
Total Annual Fund Operating Expenses	0.40%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
*	The International High Relative Profitability Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the International High Relative Profitability Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the International High Relative Profitability Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$36	$123

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period May 16, 2017 (commencement of operations) to October 31, 2017, the International High Relative Profitability Portfolio’s portfolio turnover rate was 2% of the average value of its investment portfolio.

Principal Investment Strategies

The International High Relative Profitability Portfolio purchases securities of large non-U.S. companies that the Advisor determines to have high profitability relative to other large cap companies in the same country or region, at the time of purchase. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as market capitalization, free float, size, value, profitability, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The International High Relative Profitability Portfolio intends to purchase securities of large non-U.S. companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of companies in the particular non-U.S. markets in which the Portfolio invests. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2017, the lowest minimum market capitalization of a large company in any country or region in which the Portfolio invests would be $1,593 million. This threshold will change due to market conditions.

The International High Relative Profitability Portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts or foreign listings, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The Portfolio may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.

The International High Relative Profitability Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International High Relative Profitability Portfolio does not intend to hedge foreign currency risk.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International High Relative Profitability Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment Strategy Risk: Securities that have high profitability may perform differently from the market as a whole and an investment strategy emphasizing these securities may cause the International High Relative Profitability Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International High Relative Profitability Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International High Relative Profitability Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International High Relative Profitability Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

Performance information is not available for the International High Relative Profitability Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the International High Relative Profitability Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the International High Relative Profitability Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the International High Relative Profitability Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

World ex U.S. Value Portfolio

Investment Objective

The investment objective of the World ex U.S. Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.47%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement*	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.52%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the World ex U.S. Value Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the World ex U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$53	$217	$394	$909

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The World ex U.S. Value Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The World ex U.S. Value Portfolio seeks to achieve its investment objective through exposure to a broad portfolio of securities of non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), that the Advisor believes to be value stocks at the time of purchase. To achieve this exposure, the Advisor will generally purchase shares of The DFA International Value Series (the “DFA International Value Series”), DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the “Underlying Funds”), which are other funds managed by the Advisor. The Portfolio currently intends to allocate its investments among the Underlying Funds in the following manner: 50% to 80% in the DFA International Value Series; 5% to 20% in the DFA International Small Cap Value Portfolio; and 10% to 30% in the Dimensional Emerging Markets Value Fund. Periodically, the Advisor will review the allocations for the World ex U.S. Value Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies that are described in this Prospectus as eligible investments for the Underlying Funds. The Portfolio and Underlying Funds generally consider securities to be value stocks if they have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities when allocating Portfolio investments among the Underlying Funds or securities.

Using a market capitalization weighted approach, the DFA International Value Series invests in large value companies associated with developed market countries and the DFA International Small Cap Value Portfolio invests in small value companies associated with developed market countries. Generally, the Advisor determines if a company is large or small based on its market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a company meeting the Advisor’s eligibility thresholds within an eligible country or region, the greater its representation in the Underlying Fund. The Dimensional Emerging Markets Value Fund may purchase securities of value companies associated with emerging markets, including frontier markets, across all market capitalizations. With respect to each Underlying Fund, the Advisor may limit or fix the Underlying Fund’s exposure to a particular country, region or issuer. The Advisor may adjust the representation in the World ex U.S. Value Portfolio or the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Portfolio and each Underlying Fund intends to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for such Portfolio or Underlying Fund. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of non-U.S. companies.

The Portfolio and Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts which may be domiciled or traded outside the issuer’s domicile country.

The World ex U.S. Value Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The World ex U.S. Value Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the World ex U.S. Value Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the World ex U.S. Value Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Value Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the World ex U.S. Value Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The World ex U.S. Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World ex U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the World ex U.S. Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The World ex U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

World ex U.S. Value Portfolio Institutional Class Shares—Total Returns

January 2011-December 2017
Highest Quarter	Lowest Quarter
12.73% (1/12–3/12)	-23.90% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 8/23/10 Inception
World ex U.S. Value Portfolio
Return Before Taxes	28.21%	7.40%	6.70%
Return After Taxes on Distributions	27.26%	6.60%	5.98%
Return After Taxes on Distributions and Sale of Portfolio Shares	16.52%	5.65%	5.20%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	27.19%	6.80%	6.94%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the World ex U.S. Value Portfolio and the Underlying Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the World ex U.S. Value Portfolio and the Underlying Funds. The following individuals are responsible for coordinating the day to day management of the Portfolio and Underlying Funds:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2010).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2010).

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2016.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the World ex U.S. Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the World ex U.S. Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

World ex U.S. Targeted Value Portfolio

Investment Objective

The investment objective of the World ex U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Targeted Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.58%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.67%

EXAMPLE

This Example is meant to help you compare the cost of investing in the World ex U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the World ex U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the World ex U.S. Targeted Value Portfolio’s portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The World ex U.S. Targeted Value Portfolio seeks to achieve its investment objective through exposure to a broad and diverse portfolio of securities of non-U.S. companies, with a focus on small and mid-cap value companies, associated with countries with developed and emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, Dimensional Fund Advisors LP (the “Advisor”) may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may adjust the representation in the World ex U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

When constructing the World ex U.S. Targeted Value Portfolio’s investment portfolio, the Advisor intends to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. When consistent with the Portfolio’s investment policies, the Advisor will buy and sell securities for the Portfolio considering the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The World ex U.S. Targeted Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for approved market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The World ex U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Targeted Value Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Targeted Value Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Tax Advantage Strategy Risk: An investment strategy that considers the tax implications of investment decisions may alter the construction of the World ex U.S. Targeted Value Portfolio and affect portfolio holdings, when compared to other mutual funds that do not take into account potential tax implications. The Advisor anticipates that performance of the Portfolio may deviate from that of mutual funds that do not take into account potential tax implications.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the World ex U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the World ex U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The World ex U.S. Targeted Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World ex U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax- advantaged arrangements, such as 401(k) plans or individual retirement accounts.

World ex U.S. Targeted Value Portfolio Institutional Class Shares—Total Returns

January 2013-December 2017
Highest Quarter	Lowest Quarter
13.23% (7/13–9/13)	-12.29% (7/15–9/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 11/1/12 Inception
World ex U.S. Targeted Value Portfolio
Return Before Taxes	31.53%	10.22%	11.40%
Return After Taxes on Distributions	30.47%	9.54%	10.71%
Return After Taxes on Distributions and Sale of Portfolio Shares	18.81%	7.99%	8.97%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	31.65%	10.03%	10.57%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the World ex U.S. Targeted Value Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the World ex U.S. Targeted Value Portfolio. The following individuals are responsible for coordinating the day to day management of the World ex U.S. Targeted Value Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Arun C. Keswani, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2016.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the World ex U.S. Targeted Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the World ex U.S. Targeted Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

World ex U.S. Core Equity Portfolio

Investment Objective

The investment objective of the World ex U.S. Core Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Core Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.32%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.38%
*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.40% to 0.32% effective as of February 28, 2017.

EXAMPLE

This Example is meant to help you compare the cost of investing in the World ex U.S. Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the World ex U.S. Core Equity Portfolio’s performance. During the most recent fiscal year, the World ex U.S. Core Equity Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.

Principal Investment Strategies

The World ex U.S. Core Equity Portfolio seeks to achieve its investment objective through exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of the Portfolio, Dimensional Fund Advisors LP (the “Advisor”) defines the Non-U.S. Universe as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the

Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the Non-U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The Advisor may adjust the representation in the World ex U.S. Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities.

The World ex U.S. Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The World ex U.S. Core Equity Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World ex U.S. Core Equity Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Core Equity Portfolio does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the World ex U.S. Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the World ex U.S. Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The World ex U.S. Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World ex U.S. Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

World ex U.S. Core Equity Portfolio Institutional Class Shares—Total Returns

January 2014-December 2017
Highest Quarter	Lowest Quarter
9.08% (1/17–3/17)	-12.15% (7/15–9/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 4/9/13 Inception
World ex U.S. Core Equity Portfolio
Return Before Taxes	30.18%	7.49%
Return After Taxes on Distributions	29.33%	6.77%
Return After Taxes on Distributions and Sale of Portfolio Shares	17.57%	5.69%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	27.19%	6.60%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the World ex U.S. Core Equity Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the World ex U.S. Core Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the World ex U.S. Core Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the World ex U.S. Core Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the World ex U.S. Core Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

World Core Equity Portfolio

Investment Objective

The investment objective of the World Core Equity Portfolio (formerly, Dimensional Retirement Equity Fund  II) (the “Portfolio”) is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the World Core Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver and/or Expense Reimbursement*	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the World Core Equity Portfolio. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the World Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$167	$310	$726

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The World Core Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the World Core Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The World Core Equity Portfolio is a “fund of funds,” which means that the World Core Equity Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The World Core Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The World Core Equity Portfolio may have exposure to companies in all the market capitalization ranges.

The World Core Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 35% to 80% in the U.S. Core Equity 1 Portfolio, U.S. Large Cap Equity Portfolio and/or U.S. Large Company Portfolio; 15% to 55% in the International Core Equity Portfolio and/or Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio. Allocations by the World Core Equity Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the holdings of the Underlying Funds. Periodically, the Advisor will review the allocations for the World Core Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the World Core Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

The World Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The World Core Equity Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The World Core Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the World Core Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The World Core Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The World Core Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the World Core Equity Portfolio invests as of the date of this Prospectus is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the World Core Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the World Core Equity Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the World Core Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the World Core Equity Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The World Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World Core Equity Portfolio’s are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

World Core Equity Portfolio Institutional Class Shares—Total Returns

January 2013-December 2017
Highest Quarter	Lowest Quarter
9.34% (10/13–12/13)	-9.91% (7/15–9/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 3/7/12 Inception
World Core Equity Portfolio
Return Before Taxes	25.09%	12.39%	11.75%
Return After Taxes on Distributions	24.37%	11.66%	11.06%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.61%	9.71%	9.27%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	23.97%	10.80%	10.49%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the World Core Equity Portfolio and the Underlying Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the World Core Equity Portfolio and certain of the Underlying Funds. The following individuals are responsible for coordinating the day to day management of the World Core Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the World Core Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The World Core Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the World Core Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Selectively Hedged Global Equity Portfolio

Investment Objective

The investment objective of the Selectively Hedged Global Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Selectively Hedged Global Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement*	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Selectively Hedged Global Equity Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Selectively Hedged Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$171	$319	$749

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the

Portfolio’s performance. During the most recent fiscal year, the Selectively Hedged Global Equity Portfolio’s portfolio turnover rate was 5% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The Selectively Hedged Global Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities and derivatives. The Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). Periodically, the Advisor will review the allocations for the Selectively Hedged Global Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Advisor may consider the relative market capitalization weighting of developed and emerging markets within the universe of eligible securities along with other factors, including different valuation ratios and/or profitability, when allocating Portfolio investments among the Underlying Funds or securities. The Portfolio may have exposure to companies in all the market capitalization ranges. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, at least 80% of the Selectively Hedged Global Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities or investments that provide exposure to equity securities. In addition to, or in place of, investments in the Underlying Funds, the Portfolio is permitted to invest directly in the same types of equity securities of U.S. and non-U.S. companies that are eligible investments for the Underlying Funds. The Selectively Hedged Global Equity Portfolio, directly or indirectly through its investment in the Underlying Funds, invests a substantial portion of its assets in the securities of issuers located in multiple countries throughout the world.

The Selectively Hedged Global Equity Portfolio invests directly or indirectly through its investment in the Underlying Funds in securities that may be denominated in foreign currencies. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of the foreign securities by entering into foreign currency forward contracts, futures or other derivatives. Currencies may be hedged against the U.S. dollar or non-U.S. dollar currencies. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Selectively Hedged Global Equity Portfolio and each Underlying Fund also may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities. In order to meet segregation requirements with respect to such derivative transactions, the Selectively Hedged Global Equity Portfolio may hold short-term fixed income obligations.

The Selectively Hedged Global Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Selectively Hedged Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Selectively Hedged Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Selectively Hedged Global Equity Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Selectively Hedged Global Equity Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk but the Selectively Hedged Global Equity Portfolio may directly hedge the foreign currency risk it is exposed to through its investment in the Underlying Funds or its direct investment in foreign securities. The Portfolio also may leave some or all of its foreign currency exposure unhedged. Currencies may be hedged against the U.S. dollar or non-U.S. dollar currencies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Selectively Hedged Global Equity Portfolio and the Underlying Funds to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Selectively Hedged Global Equity Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Selectively Hedged Global Equity Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The Selectively Hedged Global Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Selectively Hedged Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Selectively Hedged Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Selectively Hedged Global Equity Portfolio Institutional Class Shares—Total Returns

January 2012-December 2017
Highest Quarter	Lowest Quarter
13.35% (1/12–3/12)	-10.68% (7/15–9/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 11/14/11 Inception
Selectively Hedged Global Equity Portfolio
Return Before Taxes	22.65%	11.71%	12.32%
Return After Taxes on Distributions	21.76%	10.61%	11.29%
Return After Taxes on Distributions and Sale of Portfolio Shares	13.34%	8.96%	9.62%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	23.97%	10.80%	11.14%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Selectively Hedged Global Equity Portfolio and the Underlying Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Selectively Hedged Global Equity Portfolio and certain of the Underlying Funds. The following individuals are responsible for coordinating the day to day management of the Portfolio and Underlying Funds:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2011).

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2011).

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2011).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Selectively Hedged Global Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Selectively Hedged Global Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Emerging Markets Portfolio

Investment Objective

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.52%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.48%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund. The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the investment management fee payable by the Feeder Portfolio from 0.50% to 0.42% effective as of February 28, 2017.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$154	$269	$604

The Example reflects the aggregate annual operating expenses of the Emerging Markets Portfolio and the Emerging Markets Portfolio’s portion of the expenses of the Emerging Markets Series.

PORTFOLIO TURNOVER

The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was 8% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. For example, based on market capitalization data as of December 31, 2017, Mexico had a size threshold of $3,477 million, and Czech Republic had a size threshold of $1,977 million. These thresholds will change due to market conditions. In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Emerging Markets Series. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Emerging Markets Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives, the Emerging Markets Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Emerging Markets Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
33.14% (4/09–6/09)	-27.83% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Emerging Markets Portfolio
Return Before Taxes	36.57%	4.18%	2.53%
Return After Taxes on Distributions	35.95%	3.62%	1.87%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.11%	3.11%	1.96%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	37.28%	4.35%	1.68%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Portfolio and Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Series. The following individuals are responsible for coordinating the day to day management of the Emerging Markets Portfolio and Emerging Markets Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Daniel C. Ong, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mitchell J. Firestein, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Emerging Markets Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Emerging Markets Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Emerging Markets Value Portfolio

Investment Objective

The investment objective of the Emerging Markets Value Portfolio is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.57%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

The Example reflects the aggregate annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio’s portion of the expenses of the Emerging Markets Value Fund.

PORTFOLIO TURNOVER

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may also adjust the representation in the Emerging Markets Value Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Emerging Markets Value Portfolio or Emerging Markets Value Fund. The Emerging Markets Value Portfolio and Emerging Markets Value Fund do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets.

Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Emerging Markets Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Value Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
44.78% (4/09–6/09)	-28.51% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Emerging Markets Value Portfolio
Return Before Taxes	33.76%	3.67%	1.40%
Return After Taxes on Distributions	32.80%	2.92%	0.44%
Return After Taxes on Distributions and Sale of Portfolio Shares	19.56%	2.64%	0.94%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	37.28%	4.35%	1.68%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Value Portfolio and Emerging Markets Value Fund. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Value Fund. The following individuals are responsible for coordinating the day to day management of the Emerging Markets Portfolio and Emerging Markets Value Fund:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Daniel C. Ong, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mitchell J. Firestein, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Emerging Markets Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Emerging Markets Value Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Value Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Emerging Markets Small Cap Portfolio

Investment Objective

The investment objective of the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Small Cap Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Small Cap Series (the “Emerging Markets Small Cap Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Small Cap Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.85%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Small Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906

The Example reflects the aggregate annual operating expenses of the Emerging Markets Small Cap Portfolio and the Emerging Markets Small Cap Portfolio’s portion of the Emerging Markets Small Cap Series.

PORTFOLIO TURNOVER

The Emerging Markets Small Cap Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Small Cap Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Small Cap Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Small Cap Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Small Cap Series. The Emerging Markets Small Cap Series purchases a broad market coverage of smaller companies associated with each emerging market, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of small varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the maximum market capitalization for a small company in that country. For example, based on market capitalization data as of December 31, 2017, Mexico had a size threshold of $3,477 million, and Greece had a size threshold of $1,608 million. These thresholds will change due to market conditions. The Advisor may also adjust the representation in the Emerging Markets Small Cap Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are designated in the Prospectus as Approved Market securities of small companies.

The Emerging Markets Small Cap Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Small Cap Series and the Emerging Markets Small Cap Portfolio each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Small Cap Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Small Cap Series does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Small Cap Series and the Emerging Markets Small Cap Portfolio use derivatives, the Emerging Markets Small Cap Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Small Cap Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Small Cap Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Emerging Markets Small Cap Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Small Cap Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Small Cap Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Small Cap Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Small Cap Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
47.06% (4/09–6/09)	-25.39% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Emerging Markets Small Cap Portfolio
Return Before Taxes	35.26%	6.83%	4.71%
Return After Taxes on Distributions	33.15%	5.46%	3.71%
Return After Taxes on Distributions and Sale of Portfolio Shares	20.62%	4.85%	3.47%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	37.28%	4.35%	1.68%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Small Cap Portfolio and Emerging Markets Small Cap Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Small Cap Series. The following individuals are responsible for coordinating the day to day management of the Emerging Markets Small Cap Portfolio and Emerging Markets Small Cap Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Daniel C. Ong, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mitchell J. Firestein, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Emerging Markets Small Cap Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Emerging Markets Small Cap Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Small Cap Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Small Cap Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Emerging Markets Core Equity Portfolio

Investment Objective

The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Core Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.47%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.53%
*	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.55% to 0.47% effective as of February 28, 2017.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$54	$170	$296	$665

PORTFOLIO TURNOVER

The Emerging Markets Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Core Equity Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Core Equity Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by Dimensional Fund Advisors LP’s (the “Advisor”) Investment Committee (“Approved Markets”), with a greater emphasis on small capitalization, value, and high profitability companies. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth or low profitability companies, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Emerging Markets Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets equity investments that are defined in the Prospectus as Approved Market securities.

The Emerging Markets Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Core Equity Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Core Equity Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Emerging Markets Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Core Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Core Equity Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
40.20% (4/09–6/09)	-26.51% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Emerging Markets Core Equity Portfolio
Return Before Taxes	36.55%	4.73%	3.04%
Return After Taxes on Distributions	35.72%	4.14%	2.57%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.01%	3.50%	2.28%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	37.28%	4.35%	1.68%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Core Equity Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Core Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the Emerging Markets Core Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Emerging Markets Core Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Emerging Markets Core Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Emerging Markets Core Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Core Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Information on Investment Objectives and Policies

The two registrants described in this Prospectus offer a variety of investment portfolios. Each of the registrants’ Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The U.S. Large Company Portfolio and DFA International Value Portfolio are offered by Dimensional Investment Group Inc. The other Portfolios contained in this Prospectus are offered by DFA Investment Dimensions Group Inc. The Portfolios described in this Prospectus are designed for long-term investors. The U.S. Targeted Value Portfolio also offers two additional classes of shares, Class R1 shares and Class R2 shares, and the DFA International Value Portfolio and Emerging Markets Value Portfolio also offer one additional class of shares, Class R2 shares.

Investment Terms Used in the Prospectus

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Portfolios.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

U.S. Large Company Portfolio

U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index.

Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares.

The U.S. Large Company Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Company Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”

Enhanced U.S. Large Company Portfolio

Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500® Index. The Portfolio may invest in all of the stocks represented in the S&P 500® Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies, such as exchange-traded funds (ETFs), that invest in stocks represented in the S&P 500® Index or other similar stock indices. The Portfolio generally invests in S&P 500® futures contracts and fixed income obligations. The Portfolio may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500® Index (such instruments whether or not based on the

S&P 500® Index hereinafter collectively referred to as “Index Derivatives”). For information concerning S&P, and disclaimers of S&P with respect to the Enhanced U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”

The Enhanced U.S. Large Company Portfolio may invest a substantial portion of its assets in Index Derivatives. Assets of the Portfolio may be invested in fixed income obligations including:

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Group (“S&P”), or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, have been determined by the Advisor to be of comparable quality.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.    Commercial Paper—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

6.    Repurchase Agreements—Instruments through which the Portfolio purchases securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Enhanced U.S. Large Company Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Enhanced U.S. Large Company Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to the Portfolio’s illiquid securities policy. The Enhanced U.S. Large Company Portfolio also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA- or better by S&P or Fitch, Aa3 or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, securities that have been determined by the Advisor to be of comparable quality.

10.    Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.    Money Market Funds—The Enhanced U.S. Large Company Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds.

The categories of investments that may be acquired by the Enhanced U.S. Large Company Portfolio may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

The percentage of assets of the Enhanced U.S. Large Company Portfolio that will be invested in S&P 500® Index stocks, Index Derivatives, fixed income investments and in shares of other investment companies may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Portfolio will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations of the Securities and Exchange Commission (the “SEC”), enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging by the Portfolio.

The Enhanced U.S. Large Company Portfolio will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Portfolio as a commodity pool operator. In addition, the Portfolio may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the “Code”), or by unanticipated illiquidity in the marketplace for such instruments.

It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Portfolio will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

The Enhanced U.S. Large Company Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. The Portfolio’s investments in the securities of other investment companies, including ETFs and money market funds, may involve the duplication of certain fees and expenses.

Standard & Poor’s—Information and Disclaimers. The U.S. Large Company Portfolio and the Enhanced U.S. Large Company Portfolio are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio or any member of the public regarding the advisability of investing in securities generally or in the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio. S&P has no obligation to take the needs of the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio or the issuance or sale of the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio or in the determination or calculation of the equation by which the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A

PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. Large Cap Equity Portfolio

The investment objective of the U.S. Large Cap Equity Portfolio is to achieve long-term capital appreciation. Ordinarily, the U.S. Large Cap Equity Portfolio purchases a broad and diverse group of readily marketable securities of U.S. companies that the Advisor determines to be large capitalization companies within the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the U.S. Large Cap Equity Portfolio. In assessing value, the Advisor may consider additional factors such as a company’s price in relation to its book value, as well as price to cash flow or price to earnings ratios, or economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the U.S. Large Cap Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

On not less than a semi-annual basis, the Advisor will review total market capitalization to determine those companies whose stock may be eligible for investment. Generally, the U.S. Large Cap Equity Portfolio does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. The Portfolio may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Portfolio.

The total market capitalization range used by the Advisor for the U.S. Large Cap Equity Portfolio, as described above, generally applies at the time of purchase. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range criteria. Securities that do meet the market capitalization criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios.”

The U.S. Large Cap Equity Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

U.S. Large Cap Value Portfolio

U.S. Small Cap Value Portfolio

U.S. Targeted Value Portfolio

The investment objective of each of the U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio and the U.S. Targeted Value Portfolio (the “U.S. Value Portfolios”) is to achieve long-term capital appreciation. The U.S. Large Cap Value Portfolio is a “Feeder Portfolio,” which is a Portfolio that does not generally buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities. The U.S. Large Cap Value Portfolio pursues its investment objectives by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Large Cap Value Portfolio. The U.S. Targeted Value Portfolio and the U.S. Small Cap Value Portfolio generally will pursue their investment objective by investing directly in securities of U.S. companies. Ordinarily, each of the Large Cap Value Series, U.S. Small Cap Value Portfolio and the U.S. Targeted Value Portfolio will invest its assets in a broad and diverse group of readily marketable securities of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value (a “price to book ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. Each of the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for each of the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio, the Advisor will calculate price to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

Generally, the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Large Cap Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by that Series. Each of the U.S. Targeted Value Portfolio and the U.S. Small Cap Value Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by that Portfolio.

In addition, the Large Cap Value Series may sell portfolio securities when their price to book ratios rise above those of the security with the highest such ratio that is then eligible for purchase by that Series. The U.S. Targeted Value Portfolio and the U.S. Small Cap Value Portfolio may also sell portfolio securities in the same circumstances, however, each of these funds may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ price to book ratios.

The total market capitalization ranges, and the value criteria used by the Advisor for the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio, as described above, generally apply at the time of purchase by the Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio. Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios” in this Prospectus.

The Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio each may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Large Cap Value Series, U.S. Small Cap Value Portfolio and U.S. Targeted Value Portfolio each may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. Vector Equity Portfolio

The investment objective of the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio and U.S. Vector Equity Portfolio is to achieve long-term capital appreciation.

The U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio and the U.S. Vector Equity Portfolio each seeks to achieve its investment objective by purchasing a broad and diverse group of securities of U.S. companies with an increased exposure to small capitalization, value and, with respect to the U.S. Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio (the “U.S. Core Portfolios”), high profitability companies relative to the U.S. Universe. While both U.S. Core Portfolios seek increased exposure to small capitalization, value and high profitability companies, U.S. Core Equity 2 Portfolio’s emphasis on small capitalization, value and high profitability companies is greater than that of U.S. Core Equity 1 Portfolio. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, and such other U.S. national securities exchanges deemed appropriate by the Advisor (U.S. Universe). The increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of a Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. Additionally, for the U.S. Vector Equity Portfolio, increased exposure to small capitalization and value companies may be achieved by avoiding purchases in that segment of the market represented by the largest U.S. growth companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The Advisor may also adjust the representation in the U.S. Core Portfolios or the U.S. Vector Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

The U.S. Core Portfolios and the U.S. Vector Equity Portfolio will purchase securities that are listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The U.S. Core Equity 1 Portfolio, The U.S. Core Equity 2 Portfolio and U.S. Vector Equity Portfolio each may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, each Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

Each of the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio (the “U.S. Small Company Portfolios”) has an investment objective to achieve long-term capital appreciation. The U.S. Small Company Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of the U.S. Small Company Portfolios on the basis of a company’s market capitalization, which will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock.

As of the date of this Prospectus, for purposes of the U.S. Small Cap Portfolio, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. The U.S. Small Cap Portfolio also may purchase securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. Generally, it is the intention of the Portfolio to purchase securities of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

As of the date of this Prospectus, for purposes of the U.S. Micro Cap Portfolio, the Advisor considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. The U.S. Micro Cap Portfolio may purchase securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. There is some overlap in the companies in which the U.S. Micro Cap Portfolio and the U.S. Small Cap Portfolio invest. Generally, it is the intention of the Portfolio to purchase the stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

For the discussion of portfolio construction and portfolio transactions for the U.S. Small Company Portfolios, see “Portfolio Construction—Small Company Funds.”

Each U.S. Small Company Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, each U.S. Small Company Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

U.S. High Relative Profitability Portfolio

The investment objective of the U.S. High Relative Profitability Portfolio is to achieve long-term capital appreciation. The U.S. High Relative Profitability Portfolio purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to have high profitability relative to other U.S. large cap companies at the time of purchase. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. Generally, the Advisor expects to consider such factors as market capitalization, free float (adjustments for ownership by insiders and other shareholders deemed to be holding strategic positions in the company), size, value, profitability, momentum (the past performance of the shares of the company), trading strategies (the Advisor’s ability to trade the company shares efficiently), liquidity management and other factors that the Advisor determines to be appropriate, given market conditions, to determine the representation of an eligible company in the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. High Relative Profitability Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, for purposes of the U.S. High Relative Profitability Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. A company’s market capitalization is the number of its shares outstanding times its price per share. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a large cap company would be $5,282 million or above. This dollar amount will change due to market conditions.

On not less than a semi-annual basis, the Advisor will review total market capitalization to determine those companies whose stock may be eligible for investment. Generally, the U.S. High Relative Profitability Portfolio

does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. The Portfolio may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Portfolio.

The total market capitalization range used by the Advisor for the U.S. High Relative Profitability Portfolio, as described above, generally applies at the time of purchase. The Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range criteria. Securities that do meet the market capitalization criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios.”

The U.S. High Relative Profitability Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. High Relative Profitability Portfolio may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. With respect to investments in ETFs, the Portfolio will look through to an ETF’s underlying investments when applying the Portfolio’s 80% policy.

DFA Real Estate Securities Portfolio

The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Real Estate Securities Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate.

The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”) and REIT-like entities. REITs and REIT-like entities pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

On at least a semi-annual basis, the Advisor will identify a schedule of eligible investments consisting of equity securities of companies in the real estate industry described above. It is the intention of the Portfolio to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.”

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the DFA Real Estate Securities Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the DFA Real Estate Securities Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the investments eligible for the Portfolio to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this Prospectus.

The DFA Real Estate Securities Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

INTERNATIONAL PORTFOLIOS

Approved Markets. As of the date of this Prospectus, the countries listed in the following tables for each international Feeder Portfolio and its corresponding Master Fund (an “International Master Fund”) and each non-Feeder Portfolio are designated as “Approved Markets” for which the International Master Fund or Portfolio is authorized to invest. The Advisor will determine in its discretion when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in a Master Fund/Portfolio, constraints imposed within Approved Markets, and other characteristics of each country’s markets. The Investment Committee of the Advisor also may designate other countries as Approved Markets for investment in the future, in addition to the countries listed in the tables. Also, an International Master Fund or Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. Emerging Markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

Developed Markets

Countries	Large Cap International Portfolio	DFA International Value Portfolio & DFA International Value Series	International Core Equity Portfolio	Japanese Small Company Portfolio & Japanese Small Company Series	Asia Pacific Small Company Portfolio & Asia Pacific Small Company Series	Canadian Small Company Series	U.K. Small Company Portfolio & U.K. Small Company Series	Continental Small Company Portfolio & Continental Small Company Series	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio	International High Relative Profitability Portfolio
Australia	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests
Austria	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Belgium	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Canada	Invests	Invests	Invests	—	—	Invests	—	—	Invests	Invests	Invests
Denmark	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Finland	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
France	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Germany	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Hong Kong	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests
Ireland	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Israel	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Italy	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Japan	Invests	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests
Netherlands	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
New Zealand	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests
Norway	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Portugal	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Singapore	Invests	Invests	Invests	—	Invests	—	—	—	Invests	Invests	Invests
Spain	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Sweden	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
Switzerland	Invests	Invests	Invests	—	—	—	—	Invests	Invests	Invests	Invests
United Kingdom	Invests	Invests	Invests	—	—	—	Invests	—	Invests	Invests	Invests
United States	—	—	—	—	—	—	—	—	—	—	—

Emerging Markets

Countries	Emerging Markets Portfolio & Emerging Markets Series	Emerging Markets Value Portfolio & Emerging Markets Value Fund	Emerging Markets Small Cap Portfolio & Emerging Markets Small Cap Series	Emerging Markets Core Equity Portfolio
Brazil	Invests	Invests	Invests	Invests
Chile	Invests	Invests	Invests	Invests
China	Invests	Invests	Invests	Invests
Colombia	Invests	Invests	Invests	Invests
Czech Republic	Invests	Invests	—	Invests
Egypt	Invests	—	—	Invests
Greece	Invests	Invests	Invests	Invests
Hungary	Invests	Invests	Invests	Invests
India	Invests	Invests	Invests	Invests
Indonesia	Invests	Invests	Invests	Invests
Malaysia	Invests	Invests	Invests	Invests
Mexico	Invests	Invests	Invests	Invests
Peru	Invests	—	—	Invests
Philippines	Invests	Invests	Invests	Invests
Poland	Invests	Invests	Invests	Invests
Russia	Invests	Invests	—	Invests
South Africa	Invests	Invests	Invests	Invests
South Korea	Invests	Invests	Invests	Invests
Taiwan	Invests	Invests	Invests	Invests
Thailand	Invests	Invests	Invests	Invests
Turkey	Invests	Invests	Invests	Invests

Developed and Emerging Markets

Countries	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	World ex U.S. Value Portfolio	World ex U.S. Targeted Value Portfolio	World ex U.S. Core Equity Portfolio	World Core Equity Portfolio

DEVELOPED MARKETS
Australia	Invests	Invests	Invests	Invests	Invests	Invests
Austria	—	—	Invests	Invests	Invests	Invests
Belgium	Invests	Invests	Invests	Invests	Invests	Invests
Canada	Invests	Invests	Invests	Invests	Invests	Invests
Denmark	—	—	Invests	Invests	Invests	Invests
Finland	—	—	Invests	Invests	Invests	Invests
France	Invests	Invests	Invests	Invests	Invests	Invests
Germany	Invests	Invests	Invests	Invests	Invests	Invests
Hong Kong	Invests	Invests	Invests	Invests	Invests	Invests
Ireland	Invests	Invests	Invests	Invests	Invests	Invests
Israel	—	—	Invests	Invests	Invests	Invests
Italy	Invests	Invests	Invests	Invests	Invests	Invests
Japan	Invests	Invests	Invests	Invests	Invests	Invests
Netherlands	Invests	Invests	Invests	Invests	Invests	Invests
New Zealand	Invests	Invests	Invests	Invests	Invests	Invests
Norway	—	—	Invests	Invests	Invests	Invests
Portugal	—	—	Invests	Invests	Invests	Invests
Singapore	Invests	Invests	Invests	Invests	Invests	Invests
Spain	Invests	Invests	Invests	Invests	Invests	Invests
Sweden	—	—	Invests	Invests	Invests	Invests
Switzerland	—	—	Invests	Invests	Invests	Invests
United Kingdom	Invests	Invests	Invests	Invests	Invests	Invests
United States	—	Invests	—	—	—	Invests

EMERGING MARKETS
Brazil	—	—	Invests	Invests	Invests	Invests
Chile	—	—	Invests	Invests	Invests	Invests
China	Invests	Invests	Invests	Invests	Invests	Invests
Colombia	—	—	Invests	Invests	Invests	Invests
Czech Republic	—	—	Invests	—	Invests	Invests
Egypt	—	—	—	—	Invests	Invests
Greece	Invests	Invests	Invests	Invests	Invests	Invests
Hungary	—	—	Invests	Invests	Invests	Invests
India	—	—	Invests	Invests	Invests	Invests
Indonesia	—	—	Invests	Invests	Invests	Invests
Malaysia	Invests	Invests	Invests	Invests	Invests	Invests
Mexico	Invests	Invests	Invests	Invests	Invests	Invests
Peru	—	—	—	—	Invests	Invests
Philippines	—	—	Invests	Invests	Invests	Invests
Poland	—	—	Invests	Invests	Invests	Invests
Russia	—	—	Invests	—	Invests	Invests
South Africa	Invests	Invests	Invests	Invests	Invests	Invests
South Korea	—	—	Invests	Invests	Invests	Invests
Taiwan	Invests	Invests	Invests	Invests	Invests	Invests
Thailand	—	—	Invests	Invests	Invests	Invests
Turkey	Invests	Invests	Invests	Invests	Invests	Invests

The International Master Funds and Portfolios invest in securities of Approved Markets (as identified in the tables above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. An International Master Fund or Portfolio will consider for purchase securities that are associated with an Approved Market, and include: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive significant revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have significant assets in Approved Markets; (e) equity securities of companies in Approved Markets in the form of depositary shares; (f) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (g) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Large Cap International Portfolio

The investment objective of the Large Cap International Portfolio is to achieve long-term capital appreciation by investing in securities of non-U.S. large companies. Under normal market conditions, the Large Cap International Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The Large Cap International Portfolio invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

The Large Cap International Portfolio intends to purchase securities of large companies in Europe, Australia, Canada, Israel and the Far East. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the minimum market capitalization of a large company that may be purchased by the Large Cap International Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the Large Cap International Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Large Cap International Portfolio invests would be $1,593 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor would consider a large company in the European Monetary Union (the “EMU”) to have a market capitalization of at least $6,984 million, a large company in Norway to have a market capitalization of at least $1,593 million, and a large company in Switzerland to have a market capitalization of at least $5,845 million. These dollar amounts will change due to market conditions.

The Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Large Cap International Portfolio. In assessing value, the Advisor may consider additional factors such as a company’s price in relation to its book value, as well as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Large Cap International Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The weightings of certain companies and countries in the Large Cap International Portfolio may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The Large Cap International Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Large Cap International Portfolio will receive dividend income.

The Large Cap International Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Large Cap International Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

DFA International Value Portfolio

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio invests substantially all of its assets in The DFA International Value Series of the Trust (the “International Value Series”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing securities of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

Under normal market conditions, the International Value Series intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The International Value Series invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests would be $1,593 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor considered a large company in the EMU to have a market capitalization of at least $6,984 million, a large company in Norway to have a market capitalization of at least $1,593 million, and a large company in Switzerland to have a market capitalization of at least $5,845 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country. See “Market Capitalization Weighted Approach.” The weightings of countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

The International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Core Equity Portfolio

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The International Core Equity Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of securities of non-U.S. companies with an increased exposure to small capitalization, value and high profitability companies relative to the International Universe. For purposes of the International Core Equity Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized for investment by the Advisor’s Investment Committee (International Universe). See “International Portfolios—Approved Markets.” The increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the International Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

Under normal market conditions, the International Core Equity Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The International Core Equity Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Core Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Global Small Company Portfolio

The Global Small Company Portfolio is a “fund of funds,” which means the Portfolio generally allocates its assets among other funds managed by the Advisor, although it has the ability to invest directly in securities and derivatives. The Global Small Company Portfolio seeks to achieve its investment objective of providing investors with access to securities portfolios consisting of a broad range of equity securities of primarily small United States, Canadian, Japanese, United Kingdom, Continental European, Asia Pacific, and Emerging Markets companies. The Portfolio also may have some exposure to small capitalization equity securities associated with other countries or regions. The Global Small Company Portfolio pursues its investment objective by investing substantially all of its assets in the following Underlying Funds: The Asia Pacific Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series (each a series of the Trust), and U.S. Small Cap Portfolio (a series of DFA Investment Dimensions Group, Inc.). For a complete description of the investment objectives and policies, portfolio structure and transactions for each Underlying Fund, see “International Small Company Portfolio—The Canadian Small Company Series”; “International Small Company Portfolios—Japanese Small Company Portfolio; Asia Pacific Small Company Portfolio; United Kingdom Small Company Portfolio; and Continental Small Company Portfolio”; “Emerging Markets Small Cap Portfolio”; “U.S. Small Cap Portfolio.”

The Global Small Company Portfolio typically allocates its investments among the Underlying Funds in the following manner: 30% to 60% in the U.S. Small Cap Portfolio; 5% to 30% in The Continental Small Company Series; 5% to 25% in The Emerging Markets Small Cap Series; 0% to 20% in The Japanese Small Company Series; 0% to 20% in The United Kingdom Small Company Series; 0% to 15% in The Asia Pacific Company Series; and 0% to 10% in The Canadian Small Company Series. When deciding allocations to the Underlying Funds, the Global Small Company Portfolio takes into account, among other factors, the aggregate market capitalizations and adjustments for free float of the eligible universe of securities within each region. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Certain Underlying Funds invest in small companies using a market capitalization weighted approach in each country or region designated by the Advisor as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country or region, the greater its representation in the Underlying Fund. The Advisor may adjust the representation in the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. Under normal circumstances, the Portfolio, directly or through its investments in the Underlying Funds, may invest up to 60% of its net assets in U.S. companies (unless market conditions are not deemed favorable by the Advisor, in which case the Portfolio, directly or through its investments in the Underlying Funds, may invest up to 70% of its net assets in U.S. companies).

As a non-fundamental policy, under normal circumstances, the Global Small Company Portfolio, directly or through its investments in the Underlying Funds, will invest at least 80% of its net assets in securities of small companies. Under normal market conditions, whether directly or through its investment in the Underlying Funds, the Global Small Company Portfolio will have exposure to companies associated with at least three approved markets (i.e., including the United States).

The Portfolio and each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio and each Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to use derivatives for purposes of speculation or leveraging investment returns.

In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities that are described in this Prospectus as eligible investments for the Underlying Funds. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s or Underlying Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

International Small Company Portfolios

The International Small Company Portfolio is a “fund of funds,” which means that it uses assets to purchase other mutual funds (the “Underlying Funds”). The International Small Company Portfolio and The Canadian Small Company Series (the “Canadian Small Company Series”), The Japanese Small Company Series (the “Japanese Small Company Series”), The Asia Pacific Small Company Series (the “Asia Pacific Small Company Series”), The United Kingdom Small Company Series (the “United Kingdom Small Company Series”) and The Continental Small Company Series (the “Continental Small Company Series”) of the Trust (the latter five being referred to hereinafter as the “Underlying Funds”) each have an investment objective to achieve long-term capital appreciation. The Portfolios that invest in such Underlying Funds (the “International Small Company Portfolios”) provide investors with access to securities portfolios consisting of small Canadian, Japanese, United Kingdom, European (including the Mediterranean) and Asia Pacific companies. Company size will be determined for purposes of these Portfolios and Underlying Funds on the basis of a company’s market capitalization, which will be calculated by multiplying the number of outstanding shares of the company by the price per share of the company’s stock.

International Small Company Portfolio

The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in Underlying Funds, in such relative proportions as determined by the Advisor from time to time. For a complete description of the investment objectives and policies, portfolio structure and transactions for each Underlying Fund, see “International Small Company Portfolio—The Canadian Small Company Series”; “International Small Company Portfolios—Japanese Small Company Portfolio; Asia Pacific Small Company Portfolio; United Kingdom Small Company Portfolio; and Continental Small Company Portfolio.” The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Canadian, Japanese, United Kingdom, European (including the Mediterranean) and Asia Pacific small companies.

As of the date of this Prospectus, the International Small Company Portfolio invests in the shares of the Underlying Funds within the following percentage ranges:

Underlying Funds	Investment Range
Canadian Small Company Series	0-20%
Japanese Small Company Series	10-35%
Asia Pacific Small Company Series	0-25%
United Kingdom Small Company Series	10-30%
Continental Small Company Series	25-50%

The allocation of the assets of International Small Company Portfolio to be invested in the Underlying Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the Underlying Funds. The Advisor will calculate the market capitalizations for each Underlying Fund in the manner described below for the Canadian Small Company Series and for each other Underlying Fund under “International Small Company Portfolios—Japanese Small Company Portfolio; Asia Pacific Small Company Portfolio; United Kingdom Small Company Portfolio; Continental Small Company Portfolio.” Periodically, the Advisor will review the allocations for the International Small Company Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

The Canadian Small Company Series. The Canadian Small Company Series generally will purchase a broad and diverse group of readily marketable securities of Canadian small companies. The Canadian Small Company Series invests in securities of companies associated with Canada, which is the Canadian Small Company Series’ Approved Market (For a description of the securities approved for investment, see “International Portfolios—Approved Markets), listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company in Canada. Based on market capitalization data as of December 31, 2017, the Advisor would consider Canadian small companies to be those companies with a market capitalization of $2,799 million or below. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Canadian Small Company Series will invest at least 80% of its net assets in securities of Canadian small companies.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Canadian Small Company Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

The Canadian Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the Canadian equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Canadian Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests all of its assets in the Japanese Small Company Series, which has the same investment objective and policies as the Portfolio. The Japanese Small Company Series generally will purchase a broad and diverse group of readily marketable securities of Japanese small companies. The Japanese Small Company Series invests in securities of companies associated with Japan, which is the Japanese Small Company Series’ Approved Market (For a description of the securities approved for investment, see “International Portfolios—Approved Markets”). The Advisor measures company size based primarily on market capitalization. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company in Japan. Based on market capitalization data as of December 31, 2017, the Advisor would consider Japanese small companies to be those companies with a market capitalization below $2,399 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Japanese Small Company Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

The Japanese Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the Japanese equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Japanese Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests all of its assets in the Asia Pacific Small Company Series, which has the same investment objective and policies as the Portfolio. The Asia Pacific Small Company Series generally will purchase securities of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Asia Pacific Small Company Series invests in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). The Advisor measures company size on a country specific basis and based primarily on market capitalization. In the countries authorized for investment, the Advisor first ranks eligible companies based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Asia Pacific Small Company Series with respect to each country authorized for investment. Based on market capitalization data as of December 31, 2017, for the Asia Pacific Small Company Series, the highest maximum market capitalization of a small company in any country in which the Asia Pacific Small Company Series invests would be $3,684 million. This threshold will vary by country. Based on market capitalization data as of

December 31, 2017, the Advisor would consider Asia Pacific small companies to be those companies with a market capitalization below $3,308 million in Australia, $3,684 million in Hong Kong, $1,983 million in New Zealand and $3,203 million in Singapore. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Asia Pacific Small Company Series intends to invest in eligible companies using a market capitalization weighted approach. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Asia Pacific Small Company Series of holdings in a particular country. See “Portfolio Construction—Small Company Funds.”

The Asia Pacific Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Asia Pacific equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Asia Pacific Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests all of its assets in the United Kingdom Small Company Series, which has the same investment objective and policies as the Portfolio. The United Kingdom Small Company Series generally will purchase a broad and diverse group of readily marketable securities of United Kingdom small companies. The United Kingdom Small Company Series invests in securities of companies associated with the United Kingdom, which is the United Kingdom Small Company Series’ Approved Market (For a description of the securities approved for investment, see “International Portfolios—Approved Markets”). The Advisor measures company size based primarily on the market capitalization of companies in the United Kingdom. The Advisor first ranks eligible companies by market capitalization. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company in the United Kingdom. Based on market capitalization data as of December 31, 2017, the Advisor would consider United Kingdom small companies to be those companies with a market capitalization below $5,552 million. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies.

The Advisor will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The United Kingdom Small Company Series intends to invest in stock of eligible companies using a market capitalization weighted approach. See “Portfolio Construction—Small Company Funds.”

The United Kingdom Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the United Kingdom equity market or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the United Kingdom Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests all of its assets in the Continental Small Company Series, which has the same investment objective and policies as the Portfolio. The Continental Small Company Series generally will purchase readily marketable securities of a broad and diverse group of small European companies. The Series also may invest in up to 20% of its net assets in small companies associated with non-European countries that the Advisor has identified as authorized for investment. The Continental Small Company Series invests in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the Continental Small Company Series with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the Continental Small Company Series, the highest maximum market capitalization of a small company in any country or region in which the Continental Small Company Series invests would be $6,984 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor would consider a small company in the EMU to have a market capitalization below $6,984 million, a small company in Norway to have a market capitalization below $1,593 million, and a small company in Switzerland to have a market capitalization below $5,845 million. These dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe.

The Advisor will establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The Continental Small Company Series intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Small Company Series of holdings in a particular country. See “Portfolio Construction—Small Company Funds.”

The Continental Small Company Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to the continental European equity markets or other equity markets, including the United States, for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Continental Small Company Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

DFA International Real Estate Securities Portfolio

The investment objective of the DFA International Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate its investments in a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry with a particular focus on non-U.S. REITs and companies the Advisor considers to be REIT-like entities. The DFA International Real Estate Securities Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

Under normal market conditions, the DFA International Real Estate Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The DFA International Real Estate Securities Portfolio purchases non-U.S. real estate securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

On at least a semi-annual basis, the Advisor will identify a schedule of eligible investments consisting of equity securities of non-U.S. companies in the real estate industry as described above. It is the intention of the DFA International Real Estate Securities Portfolio to invest in the securities of eligible companies generally using a market capitalization weighted approach to determine individual security weights and country weights. See “Market Capitalization Weighted Approach.” The use of a market capitalization weighted approach may result in the Portfolio having more than 25% of its assets in companies located in a single country.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the DFA International Real Estate Securities Portfolio, as additional cash becomes available to the Portfolio. However, the Portfolio has retained the right to borrow to make redemption payments and also is authorized to redeem its shares in-kind. See “REDEMPTION OF SHARES.” Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that would otherwise be purchased using strict market capitalization weighting.

Investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the DFA International Real Estate Securities Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the investments eligible for the DFA International Real Estate Securities Portfolio to include equity securities of eligible companies and additional countries to respond to market events, new listings and/or new legal structures in non-U.S. markets, among others.

The DFA International Real Estate Securities Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to equity markets, including the United States, both within and outside the real estate industry, and for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the DFA International Real Estate Securities Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

DFA Global Real Estate Securities Portfolio

The investment objective of the DFA Global Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Global Real Estate Securities Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and non-U.S. companies in the real estate industry, with a focus on REITs or companies that the Advisor considers to be REIT-like entities. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in the DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio (the “Underlying Funds”), and/or directly in securities of companies in the real estate industry. For a complete description of the investment objectives and policies, portfolio structure and transactions for each of the Underlying Funds, see “DFA Real Estate Securities Portfolio” and the “DFA International Real Estate Securities Portfolio.”

The DFA Global Real Estate Securities Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, and such investments may or may not provide exposure to the real estate industry. The Portfolio and Underlying Funds do not intend to sell futures contracts to or to use derivatives for purposes of speculation or leveraging investment returns. The DFA Global Real Estate Securities Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to equity markets, including the United States, both within and outside the real estate industry, and for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the DFA Global Real Estate Securities Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

On at least a semi-annual basis, the Advisor will identify a schedule of eligible investments consisting of equity securities of all companies in the real estate industry eligible for investment by the DFA Global Real Estate Securities Portfolio and each Underlying Fund. It is the intention of the DFA Global Real Estate Securities Portfolio and each Underlying Fund to invest in the securities of eligible companies using a market capitalization weighted approach to determine security weights and country weights. See “Market Capitalization Weighted Approach.”

DFA International Small Cap Value Portfolio

The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation. The DFA International Small Cap Value Portfolio seeks to achieve its objective by purchasing the securities of small, non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for measuring value are subject to change from time to time.

The DFA International Small Cap Value Portfolio intends to purchase securities of small companies in countries with developed markets. Under normal market conditions, the DFA International Small Cap Value Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The DFA International Small Cap Value Portfolio invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

The DFA International Small Cap Value Portfolio intends to invest in the stock of eligible companies using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach.” The weightings of countries in the DFA International Small Cap Value Portfolio may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The DFA International Small Cap Value Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The DFA International Small Cap Value Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International Vector Equity Portfolio

The investment objective of the International Vector Equity Portfolio is to achieve long-term capital appreciation. The International Vector Equity Portfolio’s investment objective may be changed without shareholder approval.

The International Vector Equity Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of securities of non-U.S. operating companies, with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of the International Vector Equity Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies associated with developed markets that have been authorized for investment by the Advisor’s Investment Committee (International Universe). See “International Portfolios—Approved Markets.”

An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The Advisor may also adjust the representation in the International Vector Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time.

The International Vector Equity Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

Under normal market conditions, the International Vector Equity Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The International Vector Equity Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets, including the U.S. equity market, while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Vector Equity Portfolio may invest in affiliated and unaffiliated registered or unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

International High Relative Profitability Portfolio

The investment objective of the International High Relative Profitability Portfolio is to achieve long-term capital appreciation. The International High Relative Profitability Portfolio purchases securities of large non-U.S. companies that the Advisor determines to have high profitability relative to other large cap companies in the same country or region, at the time of purchase. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. Generally, the Advisor expects to consider such factors as market capitalization, free float (adjustments for ownership by insiders and other shareholders deemed to be holding strategic positions in the company), size, value, profitability, momentum (the past performance of the shares of the company), trading strategies (the Advisor’s ability to trade the company shares efficiently), liquidity management and other factors that the Advisor determines to be appropriate, given market conditions, to determine the representation of an eligible company in the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

Under normal market conditions, the International High Relative Profitability Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The International High Relative Profitability Portfolio invests its assets in securities of companies associated with Approved Markets (for a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). In addition, the Portfolio may continue to hold securities of developed market countries that are not listed in Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

As a non-fundamental policy, under normal circumstances, the International High Relative Profitability Portfolio will invest at least 80% of its net assets in securities of companies in the particular non-U.S. markets in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International High Relative Profitability Portfolio with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the International High Relative Profitability Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Portfolio invests would be $1,593 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least $6,984 million, a large company in Norway to have a market capitalization of at least $1,593 million and a large company in Switzerland to have a market capitalization of at least $5,845 million. These dollar amounts will change due to market conditions.

The International High Relative Profitability Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

The International High Relative Profitability Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International High Relative Profitability Portfolio may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. With respect to investments in ETFs, the Portfolio will look through to an ETF’s underlying investments when applying the Portfolio’s 80% policy.

World ex U.S. Value Portfolio

The investment objective of the World ex U.S. Value Portfolio is to achieve long-term capital appreciation. The World ex U.S. Value Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor though it also has the ability to invest directly in securities. The World ex U.S. Value Portfolio seeks to achieve exposure to a broad portfolio of securities of non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), that the Advisor believes to be value stocks at the time of purchase by primarily purchasing shares of The DFA International Value Series (the “International Value Series”), DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the “Underlying Funds”). For a complete description of the investment objectives and policies, portfolio structure and transactions for each of the Underlying Funds, see “DFA International Value Portfolio,” “DFA International Small Cap Value Portfolio” and “Emerging Markets Value Portfolio.”

Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The World ex U.S. Value Portfolio typically allocates its investments among the Underlying Funds in the following manner: 50% to 80% in the International Value Series; 5% to 20% in the DFA International Small Cap Value Portfolio; and 10% to 30% in the Dimensional Emerging Markets Value Fund. The International Value Series and DFA International Small Cap Value Portfolio invest in the securities of eligible companies using a market capitalization weighted approach to determine security weights and country weights. See “Market Capitalization Weighted Approach.”

The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets for each Underlying Fund, depending on a number of factors, including, but not limited to, asset growth in the Underlying Fund, constraints imposed in Approved Markets, and other characteristics of each such market. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of Approved Markets for an Underlying Fund. Also, an Underlying Fund may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. For a description of the securities approved for investment, see “International Portfolios—Approved Markets.”

In addition to, or in place of, investments in the Underlying Funds, the World ex U.S. Value Portfolio also is permitted to invest directly in the same types of securities of companies that are described in this Prospectus as eligible investments for the Underlying Funds.

The value criteria used by the Advisor, as described above, generally apply at the time of purchase by the World ex U.S. Value Portfolio or an Underlying Fund. The World ex U.S. Value Portfolio and Underlying Funds are not required to dispose of a security if the security’s issuer does not meet current value criteria. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios.”

The World ex U.S. Value Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The World ex U.S. Value Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The World ex U.S. Value Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the World ex U.S. Value Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

World ex U.S. Targeted Value Portfolio

The investment objective of the World ex U.S. Targeted Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of mostly small and mid-sized non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), that the Advisor believes to be value stocks at the time of purchase and have been authorized for investment as Approved Markets by the Advisor’s Investment Committee. (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

Under normal market conditions, the World ex U.S. Targeted Value Portfolio intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The World ex U.S. Targeted Value Portfolio intends to purchase securities of small and mid-sized companies in countries with developed and emerging markets that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor determines what constitutes a small or mid-sized company on a country- or region-specific basis and based primarily on market capitalization. The Advisor may adjust the representation in the World ex U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

In determining which emerging market countries are eligible markets for the World ex U.S. Targeted Value Portfolio, the Advisor may consider various factors, including, without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, MSCI, and Citigroup. Approved emerging markets may not include all such emerging markets. In determining whether to approve emerging markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Portfolio.

The World ex U.S. Targeted Value Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets, including the United States, while maintaining liquidity. The Portfolio also may purchase or sell futures contracts and options on futures contracts for equity securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Consideration of Tax Implications.

When constructing its investment portfolio, the World ex U.S. Targeted Value Portfolio intends to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. When selling securities, the Portfolio typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Portfolio, when possible, will generally refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Portfolio, when consistent with its investment and tax policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions. The Advisor may delay buying the stock of a company that meets applicable investment criteria in order to avoid dividend income, and may sell the stock of a company that meets applicable investment criteria in order to realize a capital loss. Also, the Portfolio may dispose of securities whenever the Advisor determines that disposition is consistent with the Portfolio’s tax and investment management strategies or is otherwise in the best interest of the Portfolio. As part of its investment decisions, the Advisor may also consider the effects of holding periods and securities lending, among other factors, that may affect the tax characteristics of the income received.

Although the Advisor intends to manage the World ex U.S. Targeted Value Portfolio in a manner that considers the effects of the realization of capital gains and taxable dividend income each year, the Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year. The Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

World ex U.S. Core Equity Portfolio

The investment objective of the World ex U.S. Core Equity Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of securities of non-U.S. companies with an increased exposure to small capitalization, value and high profitability companies relative to the Non-U.S. Universe. For purposes of this Portfolio, the Advisor defines the “Non-U.S. Universe” as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets, which may include frontier markets, that have been authorized for investment as Approved Markets by the Advisor’s Investment Committee. (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

The increased exposure to small capitalization, value and high profitability companies for the World ex U.S. Core Equity Portfolio may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the Non-U.S. Universe. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value, growth, or profitability are subject to change from time to time.

The Advisor may adjust the representation in the World ex U.S. Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

In determining which emerging market countries are eligible markets for the World ex U.S. Core Equity Portfolio, the Advisor may consider various factors, including, without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, MSCI, and Citigroup. Approved Markets may not include all such emerging markets. In determining whether to approve emerging markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Portfolio.

The World ex U.S. Core Equity Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets, including the United States, while maintaining liquidity. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The Portfolio may engage in foreign currency transactions for the purposes of settling the Portfolio’s purchases and sales of foreign securities. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

World Core Equity Portfolio

The investment objective of the World Core Equity Portfolio is to achieve long-term capital appreciation. The World Core Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor though it also has the ability to invest directly in securities. The World Core Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The World Core Equity Portfolio may have exposure to companies in all the market capitalization ranges. For a complete description of the investment objectives and policies, portfolio structure and transactions for each of the Underlying Funds, see “U.S. Core Equity 1 Portfolio,” “U.S. Large Company Portfolio,” “U.S. Large Cap Equity Portfolio,” “International Core Equity Portfolio,” “Large Cap International Portfolio,” and “Emerging Markets Core Equity Portfolio.”

Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The World Core Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 35% to 80% in the U.S. Core Equity 1 Portfolio, U.S. Large Cap Equity Portfolio and/or U.S. Large

Company Portfolio; 15% to 55% in the International Core Equity Portfolio and/or Large Cap International Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio and/or The Emerging Markets Series.

The Advisor will determine in its discretion when and whether to invest in markets that have been authorized as Approved Markets for each Underlying Fund, depending on a number of factors, including, but not limited to, asset growth in the Underlying Fund, constraints imposed in Approved Markets, and other characteristics of each such market. The Investment Committee of the Advisor also may authorize other markets for investment in the future, in addition to the Approved Markets identified above, or may remove one or more markets from the list of Approved Markets for an Underlying Fund. Also, an Underlying Fund may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. For a description of the securities approved for investment, see “International Portfolios—Approved Markets.”

In addition to, or in place of, investments in the Underlying Funds, the World Core Equity Portfolio also is permitted to invest directly in the same types of securities of companies that are described in this Prospectus as eligible investments for the Underlying Funds.

The value criteria used by the Advisor, as described above, generally apply at the time of purchase by the World Core Equity Portfolio or an Underlying Fund. The World Core Equity Portfolio and Underlying Funds are not required to dispose of a security if the security’s issuer does not meet current value criteria. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Portfolios.”

The World Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The World Core Equity Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The World Core Equity Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the World Core Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The World Core Equity Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Selectively Hedged Global Equity Portfolio

The investment objective of the Selectively Hedged Global Equity Portfolio is to achieve long-term capital appreciation. The Selectively Hedged Global Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities and derivatives. The Selectively Hedged Global Equity Portfolio seeks to achieve exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, including frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). For a complete description of the investment objectives and policies, portfolio structure and transactions for each of the Underlying Funds, see “U.S. Core Equity 2 Portfolio,” “International Core Equity Portfolio” and “Emerging Markets Core Equity Portfolio.”

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Alternatively, the Portfolio may leave all or some of the currency exposure unhedged. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency.

The Selectively Hedged Global Equity Portfolio and each Underlying Fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Selectively Hedged Global Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Selectively Hedged Global Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies that are as eligible investments for the Underlying Funds.

Emerging Markets Portfolio

Emerging Markets Value Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Core Equity Portfolio

The investment objective of the Emerging Markets Portfolio, the Emerging Markets Value Portfolio, the Emerging Markets Small Cap Portfolio, and the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series of the Trust (the “Emerging Markets Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Small Cap Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Small Cap Series of the Trust (the “Emerging Markets Small Cap Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Value Fund pursues its objective through investment primarily in emerging market equity securities. The Emerging Markets Series, the Emerging Markets Small Cap Series, and the Emerging Markets Value Fund are referred to collectively as the “Emerging Markets Master Funds.” Each of the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), designated as Approved Markets by the Investment Committee of the Advisor (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). Each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets.

The Emerging Markets Value Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Emerging Markets Core Equity Portfolio will seek to purchase a broad and diverse group of securities, with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. Securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time.

In determining what countries are eligible markets for the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio, the Advisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, MSCI and Citigroup. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Value Fund and the Emerging Markets Core Equity Portfolio.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although each Emerging Markets Master Fund and the Emerging Markets Core Equity Portfolio do not expect the aggregate of all such amounts to exceed 20% of their net assets under normal circumstances.

The Emerging Markets Master Funds and Emerging Markets Core Equity Portfolio also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Series and Emerging Markets Small Cap Series seek broad market diversification. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. In addition, the Emerging Markets Series may consider a company’s price in relation to its book value (a “price to book ratio”).

The Emerging Markets Core Equity Portfolio seeks broad market diversification with an increased exposure to securities of small cap issuers and securities that it considers to be value securities.

Generally, changes in the composition and relative ranking (in terms of price to book ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price changes of such securities. On a periodic basis, the Advisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semi-annually.

For each of the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio, the Advisor may also adjust the representation in the Master Fund or Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio do not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund or the Emerging Markets Core Equity Portfolio do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio will receive dividend income.

The Emerging Markets Master Funds and Emerging Markets Core Equity Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Master Funds and Emerging Markets Core Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the U.S. Large Cap Value Series, each U.S. Value Portfolio, each U.S. Small Company Portfolio, the DFA Real Estate Securities Portfolio, the International Value Series, the DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, each International Small Company Portfolio Underlying Fund and the DFA International Small Cap Value Portfolio involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in a Portfolio, Underlying Fund or Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio or Master Fund to a particular issuer to a maximum proportion of the assets of the Portfolio or Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio or Master Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In-Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio or Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

PORTFOLIO CONSTRUCTION—SMALL COMPANY FUNDS

Each of the U.S. Small Company Portfolios, the International Small Company Portfolios and the International Small Company Underlying Funds (collectively the “Small Company Funds”) intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.” The following discussion applies to the investment policies of the Small Company Funds.

The decision to include or exclude the shares of an issuer will generally be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country or region. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

PORTFOLIO TRANSACTIONS—ALL PORTFOLIOS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

In attempting to respond to adverse market, economic, political, or other conditions, a Portfolio or Master Fund may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s or Master Fund’s principal investment strategies. In these circumstances, the Portfolio or Master Fund (and in turn, its corresponding Feeder Portfolio) may be unable to achieve its investment objective.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures, foreign currency forward contracts and swaps, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Portfolio, Master Fund or Underlying Fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio, Master Fund or Underlying Fund uses derivatives, the Portfolio, Master Fund or Underlying Fund will be directly exposed to the risks of those derivatives. Derivatives expose a Portfolio, Master Fund or Underlying Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio, Master Fund or Underlying Fund to sell or otherwise close a derivatives position could expose the Portfolio, Master Fund or Underlying Fund to losses and could make derivatives more difficult for the Portfolio, Master Fund or Underlying Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A Portfolio, Master Fund or Underlying Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Portfolio’s, Master Fund’s or Underlying Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio, Master Fund or Underlying Fund could lose more than the principal amount invested.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio, Master Fund and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios, Master Funds, and Underlying Funds described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios, Master Funds, and Underlying Funds.

FUND OF FUNDS PORTFOLIO TURNOVER

The portfolio turnover rate provided for the Global Small Company Portfolio, International Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio under the heading “Portfolio Turnover” for the respective Portfolio is unaudited. The portfolio turnover rate presented for each Fund of Funds, excluding the DFA Global Real Estate Securities Portfolio, was derived from the portfolio turnover rates of the Underlying Funds in which the Fund of Funds invests. The portfolio turnover rate of the DFA Global Real Estate Securities Portfolio’s direct investments portfolio is audited.

Securities Loans

All of the Portfolios, Master Funds and Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio, Master Fund or Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio, Master Fund or Underlying Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of a Portfolio’s or Master Fund’s total assets, which includes the value of collateral received. To the extent a Portfolio, Master Fund or Underlying Fund loans a portion of its securities, a Portfolio, Master Fund or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios, Master Funds and Underlying Funds will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios, Master Funds and Underlying Funds may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolios, Master Funds and Underlying Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the statement of additional information (“SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio, Master Fund or Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio, Master Fund or Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund” and collectively the “Funds”), the Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risks” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2017, the following Portfolios received the following net revenues from a securities lending program (see “SECURITIES LOANS”), which constituted a percentage of the average daily net assets of the Portfolio:

Portfolio	Net Revenue	Percentage of Net Assets
U.S. Large Company Portfolio	$836,603	0.01%
Enhanced U.S. Large Company Portfolio	$8,064	0.00%
U.S. Large Cap Equity Portfolio	$165,811	0.02%
U.S. Large Cap Value Portfolio*	$2,327,800	0.01%
U.S. Small Cap Value Portfolio	$7,857,965	0.05%
U.S. Targeted Value Portfolio	$6,520,358	0.07%
U.S. Core Equity 1 Portfolio	$8,642,952	0.05%
U.S. Core Equity 2 Portfolio	$10,497,172	0.05%
U.S. Vector Equity Portfolio	$2,664,537	0.06%
U.S. Small Cap Portfolio	$15,892,063	0.10%
U.S. Micro Cap Portfolio	$5,172,128	0.09%
U.S. High Relative Profitability Portfolio	$6,412	0.01%
DFA Real Estate Securities Portfolio	$1,135,058	0.01%
Large Cap International Portfolio	$2,836,518	0.07%
DFA International Value Portfolio*	$6,684,862	0.08%
International Core Equity Portfolio	$29,317,184	0.14%
Japanese Small Company Portfolio*	$1,451,588	0.26%
Asia Pacific Small Company Portfolio*	$909,464	0.33%
United Kingdom Small Company Portfolio*	$26,931	0.06%
Continental Small Company Portfolio*	$1,202,309	0.28%
DFA International Real Estate Securities Portfolio	$2,750,321	0.06%
DFA Global Real Estate Securities Portfolio	$314,442	0.01%
DFA International Small Cap Value Portfolio	$23,144,336	0.16%
International Vector Equity Portfolio	$3,753,931	0.17%
International High Relative Profitability Portfolio	$3,138	0.01%
World ex U.S. Targeted Value Portfolio	$383,416	0.10%
World ex U.S. Core Equity Portfolio	$3,406,435	0.16%
Emerging Markets Portfolio*	$4,646,568	0.08%
Emerging Markets Value Portfolio*	$26,799,635	0.15%
Emerging Markets Small Cap Portfolio*	$48,788,308	0.77%
Emerging Markets Core Equity Portfolio	$60,917,011	0.27%

*	A Portfolio with a corresponding Master Fund or Underlying Fund(s) that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund or Underlying Fund(s) that was received by the Portfolio.

Management of the Funds

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Portfolio and Master Fund, the Advisor is responsible for the management of their respective assets. With respect to an Investment Management Agreement with each Feeder Portfolio, the Advisor manages the portion of each Feeder Portfolio’s assets that are retained by the Feeder Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Feeder Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Feeder Fund’s assets directly if the Advisor believes it is in the best interests of the Feeder Portfolio and its shareholders to do so. As of the date of this Prospectus, each Feeder Portfolio invests substantially all of its assets in its corresponding Master Fund. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for all Portfolios and all Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of such Portfolio.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the International Portfolios since 2010 or since inception with respect to the Selectively Hedged Global Equity Portfolio (2011), World Core Equity Portfolio (2012), World ex U.S. Targeted Value Portfolio (2012), World ex U.S. Core Equity Portfolio (2013), Global Small Company Portfolio (2017) and International High Relative Profitability Portfolio (2017), and the Domestic Portfolios (except the Enhanced U.S. Large Company Portfolio) since 2012 or since inception with respect to the U.S. Large Cap Equity Portfolio (2013) and U.S. High Relative Profitability Portfolio (2017).

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the International Portfolios since 2010 or since inception with respect to the Selectively Hedged Global Equity Portfolio (2011), World Core Equity Portfolio (2012), World ex U.S. Targeted Value Portfolio (2012), World ex U.S. Core Equity Portfolio (2013), Global Small Company Portfolio (2017) and International High Relative Profitability Portfolio (2017), and the Domestic Portfolios (except the Enhanced U.S. Large Company Portfolio) since 2012 or since inception with respect to the U.S. Large Cap Equity Portfolio (2013) and U.S. High Relative Profitability Portfolio (2017).

Mr. Hohn is a Portfolio Manager and Vice President of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the US Large Company Portfolio since 2017.

Mr. Smart is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Smart holds an MBA from the University of Chicago Booth School of Business, and a BA from the University of San Diego. Mr. Smart joined the Advisor in 2007, has been a portfolio manager since 2010, and has been responsible for the U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio and U.S. Large Cap Value Portfolio since 2015 and the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio since 2017.

Mr. Schneider is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio and U.S. Micro Cap Portfolio since 2015 and the U.S. Small Cap Portfolio since 2017.

Ms. Phillips is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the Large Cap International Portfolio and DFA International Value Portfolio since 2015, and the World ex U.S. Value Portfolio since 2016 and the remaining International Portfolios since 2017.

Mr. Pu is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio and Emerging Markets Core Equity Portfolio since 2015 and the Global Small Company Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio since 2017.

Mr. Keswani is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Keswani holds an MBA from the Massachusetts Institute of Technology Sloan School of Management, an MS from Pennsylvania State University, and a BS from Purdue University. Mr. Keswani joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio and DFA International Small Cap Value Portfolio since 2015, and the World ex U.S. Targeted Value Portfolio since 2016.

Mr. Ong is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Ong holds an MBA from the University of Chicago Booth School of Business and a BA from the University of California, Irvine. Mr. Ong joined the Advisor in 2005, has been a portfolio manager since 2005, and has been responsible for the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio since 2015.

Mr. Firestein is a Portfolio Manager and Vice President of the Advisor. Mr. Firestein received his BS from Tulane University. Mr. Firestein joined the Advisor in 2005, has been a portfolio manager since 2014, and has been responsible for the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio since 2018.

Mr. Singh is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Singh received his MBA from the University of Chicago Booth School of Business and his BA from the University of California, Los Angeles. Mr. Singh joined the Advisor originally in 2003, has been a portfolio manager since 2012 and has been responsible for the International Portfolios (except the International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio) since 2015.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the Enhanced U.S. Large Company Portfolio since 1996 and the Selectively Hedged Global Equity Portfolio since 2011.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Enhanced U.S. Large Company Portfolio and the Selectively Hedged Global Equity Portfolio since 2012.

Ms. Noble is a Portfolio Manager and Vice President of the Advisor. Ms. Noble holds an MBA from Texas Christian University and a BS from Louisiana Tech University. Ms. Noble joined the Advisor in 2008, has been a portfolio manager since 2008, and has been responsible for the Enhanced U.S. Large Company Portfolio since 2018.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios, the Master Funds and Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Boards of Trustees/Directors approving the Investment Management Agreements with respect to the Portfolios and Master Funds, is available in the semi-annual reports for the Portfolios and Master Funds for the fiscal period ending April 30, 2017.

The Funds and the Master Funds bear all of their own fees, expenses, charges, assessments, taxes, and other costs incurred in their operations, whether incurred directly by the Funds or incurred by the Advisor on their behalf. The expenses payable by the Funds shall include, but are not limited to: services of their independent registered public accounting firm, legal counsel to the Funds and their disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Funds, insurance premiums, investment fees and expenses of the Funds, including the interest expense of borrowing money, the costs incidental to meetings of their shareholders and trustees/directors, the cost of filing their registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming their shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Funds, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Funds, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or Master Fund or class of a Portfolio are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602 billion.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by a Portfolio (not including the Large Cap International Portfolio, International Core Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Portfolio and Emerging Markets Core Equity Portfolio) for the services provided by the Advisor for the fiscal year ended October 31, 2017 or, with respect to the U.S. High Relative Profitability Portfolio and International High Relative Profitability Portfolio, the anticipated fees to be incurred by each Portfolio for the services provided by the Advisor for the current fiscal year. The “Management Fee” listed in the table for the Non-Feeder Portfolios provides the investment management fee that was payable by the respective Portfolio to the Advisor. The “Management Fee” listed in the table for each Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund. The Advisor, not the Portfolios and Master Funds listed below, compensates the sub-advisors.

The “Annual Fund Operating Expenses” tables for the Large Cap International Portfolio, International Core Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Portfolio and Emerging Markets Core Equity Portfolio describe the management fee to be paid by each Portfolio as a result of a decrease in the management fee payable by each Portfolio effective February 28, 2017. The rate of the management fee payable to the Advisor by the Large Cap International Portfolio was reduced from 0.25% to 0.20% of the Portfolio’s average daily net assets on an annualized basis effective February 28, 2017. The rate of the management fee payable to the Advisor by the International Core Equity Portfolio was reduced from 0.35% to 0.27% of the Portfolio’s average daily net assets on an annualized basis effective February 28, 2017. The rate of the management fee payable to the Advisor by the World ex U.S. Core Equity Portfolio was reduced from 0.40% to 0.32% of the Portfolio’s average daily net assets on an annualized basis effective February 28, 2017. The rate of the management fee payable to the Advisor by the Emerging Markets Portfolio was reduced from 0.50% to 0.42% of the Portfolio’s average daily net assets on an annualized basis effective February 28, 2017. The rate of the management fee payable to the Advisor by the Emerging Markets Core Equity Portfolio was reduced from 0.55% to 0.47% of the Portfolio’s average daily net assets on an annualized basis effective February 28, 2017.

Sub-Advisors—The International High Relative Profitability Portfolio, the Global Small Company Portfolio, the Japanese Small Company Series, the Asia Pacific Small Company Series, the International Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, the DFA Global Real Estate Portfolio, the International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the World ex U.S. Value Portfolio, the World ex U.S. Targeted Value Portfolio, the World ex U.S. Core Equity Portfolio, the World Core Equity Portfolio, the Selectively Hedged Global Equity Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International High Relative Profitability Portfolio, Global Small Company Portfolio, Japanese Small Company Series, Asia Pacific Small Company Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Portfolio, International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the World ex U.S. Value Portfolio, the World ex U.S. Targeted Value Portfolio, the World ex U.S. Core Equity Portfolio, the World Core Equity Portfolio, the Selectively Hedged Global Equity Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund. DFA Australia’s duties include the maintenance of a trading desk for each Series or Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the International High Relative Profitability Portfolio, Japanese Small Company Series, Asia Pacific Small Company Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Portfolio, International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the World ex U.S. Value Portfolio, the World ex U.S. Targeted Value Portfolio, the World ex U.S. Core Equity Portfolio, the World Core Equity Portfolio, the Selectively Hedged Global Equity Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each Series and Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series and Portfolio as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia.

Sub-Advisors—The International High Relative Profitability Portfolio, the Global Small Company Portfolio, the United Kingdom Small Company Series, the Continental Small Company Series, the International Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, the DFA Global Real Estate Securities Portfolio, the International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the World ex U.S. Value Portfolio, the World ex U.S. Targeted Value Portfolio, the World ex U.S. Core Equity Portfolio, the World

Core Equity Portfolio, the Selectively Hedged Global Equity Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund

Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the International High Relative Profitability Portfolio, Global Small Company Portfolio, United Kingdom Small Company Series, Continental Small Company Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the World ex U.S. Value Portfolio, the World ex U.S. Targeted Value Portfolio, the World ex U.S. Core Equity Portfolio, the World Core Equity Portfolio, the Selectively Hedged Global Equity Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund. DFAL’s duties include the maintenance of a trading desk for the Series and Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the International High Relative Profitability Portfolio, United Kingdom Small Company Series, Continental Small Company Series, International Core Equity Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Real Estate Securities Portfolio, the Large Cap International Portfolio, the International Value Series, the DFA International Small Cap Value Portfolio, the World ex U.S. Value Portfolio, the World ex U.S. Targeted Value Portfolio, the World ex U.S. Core Equity Portfolio, the World Core Equity Portfolio, the Selectively Hedged Global Equity Portfolio, the Emerging Markets Series, the Emerging Markets Small Cap Series, the Emerging Markets Core Equity Portfolio and the Dimensional Emerging Markets Value Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each Series and Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series and Portfolio as well as making recommendations and elections on corporate actions. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

Manager of Managers Structure

The Advisor, the Funds, and, on behalf of certain Master Funds, the Trust or Dimensional Emerging Markets Value Fund, have received an exemptive order from the SEC for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). A Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the Large Cap International Portfolio, DFA International Value Portfolio or Series, International Core Equity Portfolio, Global Small Company Portfolio International Small Company Portfolio, Japanese Small Company Portfolio or Series, Asia Pacific Small Company Portfolio or Series, United Kingdom Small Company Portfolio or Series, Continental Small Company Portfolio or Series, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio or Series, Emerging Markets Value Portfolio or Fund, Emerging Markets Small Cap Portfolio or Series or Emerging Markets Core Equity Portfolio (the “MOM-Eligible Portfolios”). As described above, DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to each MOM-Eligible Portfolio or its Underlying Fund(s) or Master Fund. If a new Dimensional Wholly-Owned Sub-advisor is hired for a MOM-Eligible Portfolio or its Master Fund, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a MOM-Eligible Portfolio to operate more efficiently.

The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the applicable Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the applicable Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the applicable Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of a Portfolio, the Funds may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to Institutional Class shareholders of the Portfolio. For the array of services provided to Institutional Class shareholders of a Portfolio, the Funds may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Portfolios below, and a portion of the Fee Waiver Agreement for certain Feeder Portfolios below, will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by a Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Portfolios, as described in the notes below, will remain in effect permanently, unless terminated by a Fund. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

U.S. Large Company Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed below as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Annualized Expense Ratio
U.S. Large Company Portfolio	0.08%

Enhanced U.S. Large Company Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Enhanced U.S. Large Company Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio

DFA International Value Portfolio

Emerging Markets Portfolio

Emerging Markets Value Portfolio

Emerging Markets Small Cap Portfolio

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio listed below to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
U.S. Large Cap Value Portfolio	0.25%
DFA International Value Portfolio	0.40%
Emerging Markets Portfolio	0.42%
Emerging Markets Value Portfolio	0.50%
Emerging Markets Small Cap Portfolio	0.65%

With respect to the Emerging Markets Portfolio, in addition to the permanent fee waiver described above for the Portfolio, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to 0.49% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the permanent fee waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

U.S. Targeted Value Portfolio

The Advisor has contractually agreed to waive its management fee and to assume the U.S. Targeted Value Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed below as a percentage of the Portfolio’s average net assets of the Institutional Class Shares on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio’s Institutional Class Shares are less than the Expense Limitation Amount identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Institutional Class Shares to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
U.S. Targeted Value Portfolio	0.50%

U.S. Large Cap Equity Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. Vector Equity Portfolio

DFA Real Estate Securities Portfolio

Large Cap International Portfolio

International Core Equity Portfolio

DFA International Real Estate Securities Portfolio

International Vector Equity Portfolio

Emerging Markets Core Equity Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
U.S. Large Cap Equity Portfolio	0.19%
U.S. Core Equity 1 Portfolio	0.23%
U.S. Core Equity 2 Portfolio	0.26%
U.S. Vector Equity Portfolio	0.36%
DFA Real Estate Securities Portfolio	0.18%
Large Cap International Portfolio	0.24%
International Core Equity Portfolio	0.30%
DFA International Real Estate Securities Portfolio	0.29%
International Vector Equity Portfolio	0.60%
Emerging Markets Core Equity Portfolio	0.54%

U.S. High Relative Profitability Portfolio

International High Relative Profitability Portfolio

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed below as a percentage of the average net assets of the Institutional Class Shares of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolios will not reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

Portfolio	Expense Limitation Amount
U.S. High Relative Profitability Portfolio	0.25%
International High Relative Profitability Portfolio	0.35%

Global Small Company Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Global Small Company Portfolio	0.49%

International Small Company Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
International Small Company Portfolio	0.45%

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio listed below to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of a Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Japanese Small Company Portfolio	0.47%
Asia Pacific Small Company Portfolio	0.47%
United Kingdom Small Company Portfolio	0.47%
Continental Small Company Portfolio	0.47%

DFA Global Real Estate Securities Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
DFA Global Real Estate Securities Portfolio	0.24%

World ex U.S. Value Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, the Advisor also agrees to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
World ex U.S. Value Portfolio	0.60%

World ex U.S. Targeted Value Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
World ex U.S. Targeted Value Portfolio	0.80%

World ex U.S. Core Equity Portfolio

The Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
World ex U.S. Core Equity Portfolio	0.39%

World Core Equity Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”) (including the Portfolio’s proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
World Core Equity Portfolio	0.35%

Selectively Hedged Global Equity Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the average net assets of the class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Selectively Hedged Global Equity Portfolio	0.40%

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Domestic Securities and the International Securities (other than the Global Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, and Selectively Hedged Global Equity Portfolio) are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Global Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, and Selectively Hedged Global Equity Portfolio make distributions from net investment income and any net realized capital gains (after any reductions for available capital loss carryforwards) annually, typically in December. The DFA International Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, U.S. Large Company Portfolio, Emerging Markets Core Equity Portfolio, U.S. Large Cap Equity Portfolio and DFA International Real Estate Securities Portfolio, and any other Portfolio that becomes an investment option for the Advisor’s funds of funds in the future, may also make an additional dividend distribution from net investment income in October of each year. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Net Investment Income Distribution

Portfolio/Master Fund	Annually	Quarterly
Domestic Equity Portfolios
U.S. Large Company		X
Enhanced U.S. Large Company		X
U.S. Large Cap Equity		X
U.S. Large Cap Value		X
U.S. Small Cap Value		X
U.S. Targeted Value		X
U.S. Core Equity 1		X
U.S. Core Equity 2		X
U.S. Vector Equity		X
U.S. Small Cap		X
U.S. Micro Cap		X
U.S. High Relative Profitability		X
DFA Real Estate Securities		X

Net Investment Income Distribution

Portfolio/Master Fund	Annually	Quarterly
International Equity Portfolios
Large Cap International		X
DFA International Value		X
International Core Equity		X
Global Small Company	X
International Small Company		X
Japanese Small Company	X
Asia Pacific Small Company	X
United Kingdom Small Company		X
Continental Small Company		X
DFA International Real Estate Securities	X
DFA Global Real Estate Securities	X
DFA International Small Cap Value		X
International Vector Equity		X
International High Relative Profitability		X
World ex U.S. Value		X
World ex U.S. Targeted Value		X
World ex U.S. Core Equity		X
World Core Equity		X
Selectively Hedged Global Equity	X
Emerging Markets		X
Emerging Markets Value		X
Emerging Markets Small Cap		X
Emerging Markets Core Equity		X

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. Also, unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Feeder Portfolio invested in a Master Fund or a Portfolio invested in an Underlying Fund classified as a partnership, its pro rata share of its corresponding Master Fund’s or Underlying Fund’s income and assets and in the case of a Portfolio invested in an Underlying Fund classified as a corporation, its pro rata share of the dividends and distributions paid by such Underlying Fund.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

A Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolios’ default method of average cost, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes. To the extent an Underlying Fund organized as a corporation invests in U.S. Government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

SPECIAL TAX CONSIDERATIONS FOR INVESTORS THAT INVEST IN

THE DFA REAL ESTATE SECURITIES PORTFOLIO,

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO, OR

THE DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO.

PFIC Securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio (or an Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Investment in U.S. REITS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Portfolio will be treated as long-term capital gains by a Portfolio and, in turn, may be distributed by a Portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

Receipt of Excess Inclusion Income by a Portfolio. The Portfolio may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to tax-exempt and other shareholders in the event the Portfolio realizes excess inclusion income in excess of certain threshold amounts.

Investment in U.S. Real Property. The sale of a U.S. real property interest by a U.S. REIT or U.S. real property holding corporation in which a Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. investors. Please see the SAI for a discussion of the risks and special tax consequences to shareholders from a sale of a U.S. real property interest by a U.S. REIT or U.S. real property holding corporation in which a Portfolio invests.

Qualified REIT dividends. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting a regulated investment company, such as the Portfolio, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable the Portfolio to pass through the special character of “qualified REIT dividends” to its shareholders.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase of Shares

CASH PURCHASES

Investors who do not already have an agreement in place with a Fund may purchase Institutional Class shares of any Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167. Investors that invest through a financial intermediary should contact such intermediary with regard to purchase instructions. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Funds and friends and family members of such persons. The Portfolios generally are available for investment only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts, or other entities. For purposes of this limitation, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and other entities must have a U.S. address of record. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Payment

Payment of the total amount due should be made in U.S. dollars. If your payment is not received on settlement date, your purchase may be canceled. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Purchase by wire or check

Wire. Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by wire after providing notification to the transfer agent by an approved method. The transfer agent can be reached by phone at (888) 576-1167. Notification must include the account number, account name, Portfolio number, trade date and purchase amount. On or before settlement date, the investor paying by wire must request their bank to transmit immediately available funds (federal funds) by wire to the Fund’s custodian for the account of DFA Investment Dimensions Group Inc. (specify the Portfolio) or, with regard to purchases of the U.S. Large Company Portfolio or the DFA International Value Portfolio, for the account of Dimensional Investment Group Inc. Additional investments also may be made through the wire procedure by first notifying the transfer agent. If your payment is not received on settlement date, your purchase may be canceled.

Check. Investors who wish to purchase shares of any Portfolio by check should first call the Portfolio’s transfer agent at (888) 576-1167 for additional instructions. Checks should be made payable to Dimensional Funds. Reference the name of the Portfolio in which you wish to invest.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities that are eligible for acquisition by the Portfolios (or their corresponding Master Funds or Underlying Funds) or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Funds’ policies or procedures or in exchange for local currencies in which such securities of the International Portfolios, the International Value Series and Enhanced U.S. Large Company Portfolio, are denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Portfolios or Enhanced U.S. Large Company Portfolio with local currencies should first contact the Advisor.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund or Underlying Funds) and current market values are available for such securities based on a Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, Master Fund or Underlying Fund, may not exceed 5% of the net assets of the Portfolio, Master Fund or Underlying Fund immediately after the transaction, however, this last limitation does not apply to the International Small Company Portfolio.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Policy Regarding Excessive or Short-term Trading

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios and Master Funds may be more susceptible to the risks of short-term trading than other Portfolios and Master Funds. The nature of the holdings of the International Portfolios and International Master Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because an International Portfolio or its Master Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the Master Fund calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. The U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio also may be subject to arbitrage market timing because the Portfolios have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolios calculate their net asset values due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Funds and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Funds also have adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Funds, Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Funds or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Funds, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund/Underlying Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Funds and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios, Master Funds and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios, Master Funds and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value per share of each class of each Portfolio and the net asset value per share of each Master Fund and Underlying Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the investments and other assets of the Portfolio, Master Fund or Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective Portfolio, Master Fund or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios and Funds of Funds will fluctuate in relation to the investment experience of the Master Funds or Underlying Funds in which such Portfolios invest. Securities held by the Portfolios, Master Funds and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios, Master Funds and Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios, Master Funds and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios, Master Funds and Underlying Funds value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds and Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios, Master Funds and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios, Master Funds and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio, Master Fund or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios, Master Funds and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio, Master Fund or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio, Master Fund or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio, Master Fund or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Portfolios (in respect to those Portfolios that are Feeder Portfolios or Funds of Funds, the Master Funds or Underlying Funds, respectively) are expressed in U.S. dollars by translating the net assets of each Portfolio, Master Fund or Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Because the International Portfolios and Master Funds and the International Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios, Master Funds and Underlying Funds do not price their shares, the net asset values of the International Portfolios and such Master Funds and Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

The Portfolios, Master Funds and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading.

Certain of the securities holdings of the DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, the Emerging Markets Series, Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The DFA Global Real Estate Securities Portfolio, the DFA International Real Estate Securities Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, the Emerging Markets Master Funds and the Emerging Markets Core Equity Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund or Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio, Master Fund or Underlying Fund is determined each day as of such close. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index.

PUBLIC OFFERING PRICE

Provided that the transfer agent has received the investor’s purchase order in good order as described in “PURCHASE OF SHARES,” shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such order. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

When authorized by a Fund, certain financial institutions purchasing a Portfolio’s shares on behalf of customers or plan participants may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the Fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be cancelled. The financial institution is responsible for any costs or losses incurred by the Fund if payment is not received or delayed.

Exchange of Shares

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed exchange, and then sending a letter of instruction to the transfer agent by an approved method. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

Exchanges are accepted into those Portfolios that are eligible for the exchange privilege, subject to the purchase requirement set forth in the applicable Portfolio’s prospectus. Investors may contact the transfer agent at the above-listed phone number for more information on such exchanges, for a list of those Portfolios that accept exchanges, and to request a copy of the prospectuses of other Portfolios of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. that may be offered in an exchange. There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor’s state of residence.

Redemption of Shares

REDEMPTION PROCEDURE

Investors who desire to redeem shares of a Portfolio must first contact the Portfolio’s transfer agent at (888) 576-1167. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the redemption date.

Under certain conditions, Portfolios may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Shareholders redeeming shares who do not already have an agreement in place with a Fund and have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are to be wired to a bank account that differs from the standing instructions on file, or paid by check to an address other than the address of record, the transfer agent may request a Medallion Signature Guarantee. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

A Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by a Fund to receive orders). For accounts held through certain intermediaries designated by a Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and a Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of a Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. A Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, a Portfolio may use other methods to meet redemptions, including the use of a line of credit or participating in an interfund lending program in reliance on exemptive relief from the SEC. In addition, as described below, a Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of a Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

With respect to each Portfolio, the Funds reserve the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of a Portfolio, a Portfolio that is not a Feeder Portfolio or Fund of Funds may also make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. When in the best interests of a Feeder Portfolio or Fund of Funds, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio or Fund of Funds receives from the Master Fund or Underlying Funds in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds and pursuant to policies and procedures adopted by a Fund to prevent shareholder discrimination and unfairness. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors may also incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios and Funds of Funds, the currencies in which the investments of the corresponding Master Funds or Underlying Funds) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

The Feeder Portfolios

Other institutional investors, including other mutual funds, may invest in each Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, Global Small Company Portfolio and International Small Company Portfolio will indirectly bear their pro rata share of the operating expenses, management expenses and brokerage costs of such Master Funds, as well as the expense of operating the Portfolio.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days before the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Disclosure of Portfolio Holdings

Each Portfolio, Master Fund and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, Master Fund or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within 20 days after the end of each month. Each Portfolio, Master Fund and Underlying Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios, Master Funds and Underlying Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios, Master Funds and Underlying Funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Large Company Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$16.67	$16.42	$15.94	$13.87	$11.15
Income From Investment Operations
Net Investment Income (Loss)#	0.37	0.35	0.33	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.50	0.38	0.47	2.07	2.71
Total From Investment Operations	3.87	0.73	0.80	2.36	2.98
Less Distributions
Net Investment Income	(0.39)	(0.34)	(0.32)	(0.29)	(0.26)
Net Realized Gains	(0.10)	(0.14)	—	—	—
Total Distributions	(0.49)	(0.48)	(0.32)	(0.29)	(0.26)
Net Asset Value, End of Year	$20.05	$16.67	$16.42	$15.94	$13.87
Total Return	23.55%	4.54%	5.09%	17.17%	27.10%
Net Assets, End of Year (thousands)	$7,996,178	$6,365,936	$5,810,743	$5,668,374	$4,917,336
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.08%	0.08%	0.09%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.17%	2.05%	1.95%	2.13%
Portfolio Turnover Rate	7%	9%	2%	3%	3%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$12.22	$12.54	$13.65	$11.70	$9.29
Income From Investment Operations
Net Investment Income (Loss)#	0.18	0.10	0.07	0.07	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	2.63	0.45	0.53	1.94	2.42
Total From Investment Operations	2.81	0.55	0.60	2.01	2.49
Less Distributions
Net Investment Income	(0.13)	(0.08)	(0.05)	(0.06)	(0.08)
Net Realized Gains	(0.36)	(0.79)	(1.66)	—	—
Total Distributions	(0.49)	(0.87)	(1.71)	(0.06)	(0.08)
Net Asset Value, End of Year	$14.54	$12.22	$12.54	$13.65	$11.70
Total Return	23.53%	4.75%	5.25%	17.18%	26.99%
Net Assets, End of Year (thousands)	$322,347	$238,413	$203,641	$216,719	$212,840
Ratio of Expenses to Average Net Assets	0.18%	0.23%	0.24%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.36%	0.80%	0.53%	0.55%	0.63%
Portfolio Turnover Rate	122%	119%	223%	202%	139%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Large Cap Equity Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Period June 25, 2013* to Oct. 31, 2013
Net Asset Value, Beginning of Period	$13.06	$12.86	$12.65	$11.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)#	0.26	0.25	0.23	0.21	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87	0.19	0.21	1.57	1.04
Total from Investment Operations	3.13	0.44	0.44	1.78	1.10
Less Distributions
Net Investment Income	(0.26)	(0.24)	(0.21)	(0.20)	(0.03)
Net Realized Gains	—	—	(0.02)	—	—
Total Distributions	(0.26)	(0.24)	(0.23)	(0.20)	(0.03)
Net Asset Value, End of Period	$15.93	$13.06	$12.86	$12.65	$11.07
Total Return	24.16%	3.51%	3.49%	16.19%	11.01	%†
Net Assets, End of Period (thousands)	$1,212,883	$851,323	$699,144	$274,955	$135,407
Ratio of Expenses to Average Net Assets	0.17%	0.18%	0.19%	0.19%	0.19	%@^
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.19%	0.20%	0.25	%@^
Ratio of Net Investment Income to Average Net Assets	1.74%	1.99%	1.77%	1.75%	1.58	%@^
Portfolio Turnover Rate	11%	12%	12%	1%	0	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
*	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$32.63	$33.27	$33.75	$29.72	$22.34
Income From Investment Operations
Net Investment Income (Loss)#	0.74	0.70	0.69	0.56	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	6.99	0.71	(0.32)	4.02	7.38
Total From Investment Operations	7.73	1.41	0.37	4.58	7.85
Less Distributions
Net Investment Income	(0.70)	(0.70)	(0.66)	(0.55)	(0.47)
Net Realized Gains	(0.82)	(1.35)	(0.19)	—	—
Total Distributions	(1.52)	(2.05)	(0.85)	(0.55)	(0.47)
Net Asset Value, End of Year	$38.84	$32.63	$33.27	$33.75	$29.72
Total Return	24.11%	4.58%	1.16%	15.49%	35.52%
Net Assets, End of Year (thousands)	$23,732,871	$17,673,253	$15,807,935	$15,146,981	$11,963,072
Ratio of Expenses to Average Net Assets*	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)*	0.37%	0.37%	0.30%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.24%	2.04%	1.75%	1.82%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$32.75	$33.08	$35.82	$34.48	$26.57
Income From Investment Operations
Net Investment Income (Loss)#	0.31	0.32	0.41	0.23	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	7.71	1.06	(1.44)	2.93	9.41
Total From Investment Operations	8.02	1.38	(1.03)	3.16	9.80
Less Distributions
Net Investment Income	(0.30)	(0.33)	(0.38)	(0.22)	(0.37)
Net Realized Gains	(1.40)	(1.38)	(1.33)	(1.60)	(1.52)
Total Distributions	(1.70)	(1.71)	(1.71)	(1.82)	(1.89)
Net Asset Value, End of Year	$39.07	$32.75	$33.08	$35.82	$34.48
Total Return	24.67%	4.49%	(2.83)%	9.49%	39.35%
Net Assets, End of Year (thousands)	$15,165,867	$12,613,185	$11,680,262	$11,512,306	$9,526,981
Ratio of Expenses to Average Net Assets	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.83%	1.01%	1.18%	0.66%	1.28%
Portfolio Turnover Rate	24%	19%	17%	9%	14%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Targeted Value Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$21.26	$21.56	$23.16	$22.60	$17.28
Income From Investment Operations
Net Investment Income (Loss)#	0.27	0.25	0.29	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	4.67	0.60	(0.61)	1.85	6.31
Total From Investment Operations	4.94	0.85	(0.32)	2.06	6.55
Less Distributions
Net Investment Income	(0.26)	(0.26)	(0.27)	(0.18)	(0.25)
Net Realized Gains	(0.78)	(0.89)	(1.01)	(1.32)	(0.98)
Total Distributions	(1.04)	(1.15)	(1.28)	(1.50)	(1.23)
Net Asset Value, End of Year	$25.16	$21.26	$21.56	$23.16	$22.60
Total Return	23.46%	4.29%	(1.20)%	9.58%	40.40%
Net Assets, End of Year (thousands)	$10,528,662	$7,884,683	$6,987,896	$5,490,959	$4,180,974
Ratio of Expenses to Average Net Assets	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.24%	1.28%	0.90%	1.25%
Portfolio Turnover Rate	23%	28%	15%	10%	16%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Core Equity 1 Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$18.00	$17.90	$17.71	$15.74	$12.11
Income From Investment Operations
Net Investment Income (Loss)#	0.33	0.33	0.31	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	4.12	0.30	0.26	2.02	3.62
Total From Investment Operations	4.45	0.63	0.57	2.29	3.87
Less Distributions
Net Investment Income	(0.35)	(0.32)	(0.30)	(0.25)	(0.24)
Net Realized Gains	(0.09)	(0.21)	(0.08)	(0.07)	—
Total Distributions	(0.44)	(0.53)	(0.38)	(0.32)	(0.24)
Net Asset Value, End of Year	$22.01	$18.00	$17.90	$17.71	$15.74
Total Return	24.93%	3.68%	3.26%	14.72%	32.32%
Net Assets, End of Year (thousands)	$20,762,742	$14,960,159	$13,275,774	$10,780,830	$7,566,179
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.88%	1.71%	1.61%	1.79%
Portfolio Turnover Rate	3%	4%	4%	5%	1%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$17.19	$17.26	$17.34	$15.62	$11.99
Income From Investment Operations
Net Investment Income (Loss)#	0.31	0.31	0.30	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.83	0.25	0.02	1.86	3.73
Total From Investment Operations	4.14	0.56	0.32	2.12	3.97
Less Distributions
Net Investment Income	(0.31)	(0.30)	(0.28)	(0.24)	(0.24)
Net Realized Gains	(0.12)	(0.33)	(0.12)	(0.16)	(0.10)
Total Distributions	(0.43)	(0.63)	(0.40)	(0.40)	(0.34)
Net Asset Value, End of Year	$20.90	$17.19	$17.26	$17.34	$15.62
Total Return	24.36%	3.47%	1.92%	13.78%	33.66%
Net Assets, End of Year (thousands)	$22,515,418	$16,851,046	$15,200,564	$12,919,176	$9,989,564
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.87%	1.68%	1.55%	1.74%
Portfolio Turnover Rate	5%	4%	5%	6%	3%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Vector Equity Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$15.93	$16.22	$17.04	$15.62	$11.61
Income From Investment Operations
Net Investment Income (Loss)#	0.24	0.25	0.25	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	3.65	0.24	(0.30)	1.62	4.03
Total From Investment Operations	3.89	0.49	(0.05)	1.83	4.23
Less Distributions
Net Investment Income	(0.23)	(0.25)	(0.24)	(0.19)	(0.20)
Net Realized Gains	(0.43)	(0.53)	(0.53)	(0.22)	(0.02)
Total Distributions	(0.66)	(0.78)	(0.77)	(0.41)	(0.22)
Net Asset Value, End of Year	$19.16	$15.93	$16.22	$17.04	$15.62
Total Return	24.73%	3.28%	(0.18)%	11.91%	36.80%
Net Assets, End of Year (thousands)	$4,724,003	$3,822,647	$3,651,529	$3,501,319	$2,893,842
Ratio of Expenses to Average Net Assets	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.64%	1.50%	1.26%	1.50%
Portfolio Turnover Rate	10%	10%	10%	10%	3%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Small Cap Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$30.14	$30.84	$31.38	$30.03	$23.11
Income From Investment Operations
Net Investment Income (Loss)#	0.35	0.34	0.35	0.26	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	7.17	0.77	0.33	2.27	8.13
Total From Investment Operations	7.52	1.11	0.68	2.53	8.48
Less Distributions
Net Investment Income	(0.35)	(0.35)	(0.33)	(0.24)	(0.36)
Net Realized Gains	(0.83)	(1.46)	(0.89)	(0.94)	(1.20)
Total Distributions	(1.18)	(1.81)	(1.22)	(1.18)	(1.56)
Net Asset Value, End of Year	$36.48	$30.14	$30.84	$31.38	$30.03
Total Return	25.21%	3.89%	2.34%	8.67%	39.03%
Net Assets, End of Year (thousands)	$16,931,787	$12,977,199	$10,616,542	$9,247,716	$7,446,827
Ratio of Expenses to Average Net Assets	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.16%	1.10%	0.86%	1.33%
Portfolio Turnover Rate	14%	10%	11%	9%	10%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Micro Cap Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$18.58	$19.00	$20.10	$19.64	$14.84
Income From Investment Operations
Net Investment Income (Loss)#	0.16	0.16	0.16	0.14	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	5.12	0.60	0.02	1.35	5.57
Total From Investment Operations	5.28	0.76	0.18	1.49	5.76
Less Distributions
Net Investment Income	(0.16)	(0.16)	(0.16)	(0.13)	(0.20)
Net Realized Gains	(0.94)	(1.02)	(1.12)	(0.90)	(0.76)
Total Distributions	(1.10)	(1.18)	(1.28)	(1.03)	(0.96)
Net Asset Value, End of Year	$22.76	$18.58	$19.00	$20.10	$19.64
Total Return	28.91%	4.32%	1.11%	7.88%	41.34%
Net Assets, End of Year (thousands)	$6,306,730	$5,128,323	$5,007,091	$5,029,027	$4,695,831
Ratio of Expenses to Average Net Assets	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.88%	0.82%	0.69%	1.16%
Portfolio Turnover Rate	15%	15%	14%	12%	11%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio

	Period May 16, 2017* to Oct. 31, 2017
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)#	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.91
Total from Investment Operations	0.98
Less Distributions
Net Investment Income	(0.05)
Net Realized Gains	—
Total Distributions	(0.05)
Net Asset Value, End of Period	$10.93
Total Return	9.84	%†
Net Assets, End of Period (thousands)	$141,073
Ratio of Expenses to Average Net Assets	0.23	%@^
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.35	%@^
Ratio of Net Investment Income to Average Net Assets	1.45	%@^
Portfolio Turnover Rate	0	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
*	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Real Estate Securities Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$34.32	$33.04	$32.24	$27.77	$25.83
Income From Investment Operations
Net Investment Income (Loss)#	0.84	1.09	0.90	0.72	0.67
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12	1.18	0.95	4.62	1.95
Total From Investment Operations	1.96	2.27	1.85	5.34	2.62
Less Distributions
Net Investment Income	(0.98)	(0.99)	(1.05)	(0.87)	(0.68)
Net Realized Gains	(0.31)	—	—	—	—
Total Distributions	(1.29)	(0.99)	(1.05)	(0.87)	(0.68)
Net Asset Value, End of Year	$34.99	$34.32	$33.04	$32.24	$27.77
Total Return	5.86%	6.89%	5.89%	19.80%	10.28%
Net Assets, End of Year (thousands)	$8,281,176	$7,260,180	$6,553,192	$6,607,759	$4,677,418
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.43%	3.15%	2.75%	2.48%	2.42%
Portfolio Turnover Rate	1%	3%	4%	0%	1%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Large Cap International Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$19.52	$20.36	$21.59	$22.20	$18.33
Income From Investment Operations
Net Investment Income (Loss)#	0.58	0.57	0.58	0.75	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	4.00	(0.86)	(1.24)	(0.62)	3.90
Total From Investment Operations	4.58	(0.29)	(0.66)	0.13	4.48
Less Distributions
Net Investment Income	(0.58)	(0.55)	(0.57)	(0.74)	(0.61)
Total Distributions	(0.58)	(0.55)	(0.57)	(0.74)	(0.61)
Net Asset Value, End of Year	$23.52	$19.52	$20.36	$21.59	$22.20
Total Return	23.79%	(1.30)%	(3.10)%	0.47%	24.85%
Net Assets, End of Year (thousands)	$4,723,090	$3,527,775	$3,150,334	$3,127,847	$2,755,114
Ratio of Expenses to Average Net Assets	0.25%	0.28%	0.29%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.25%	0.28%	0.29%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.95%	2.71%	3.35%	2.90%
Portfolio Turnover Rate	10%	10%	10%	4%	5%
#	Computed using average shares outstanding.

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA International Value Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$16.30	$16.92	$18.47	$19.45	$15.72
Income From Investment Operations
Net Investment Income (Loss)#	0.56	0.55	0.56	0.84	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	3.66	(0.63)	(1.56)	(0.98)	3.78
Total from Investment Operations	4.22	(0.08)	(1.00)	(0.14)	4.30
Less Distributions
Net Investment Income	(0.58)	(0.54)	(0.55)	(0.84)	(0.57)
Total Distributions	(0.58)	(0.54)	(0.55)	(0.84)	(0.57)
Net Asset Value, End of Year	$19.94	$16.30	$16.92	$18.47	$19.45
Total Return	26.36%	(0.20)%	(5.58)%	(0.97)%	27.90%
Net Assets, End of Year (thousands)	$9,837,631	$7,270,665	$6,795,481	$6,991,214	$6,522,355
Ratio of Expenses to Average Net Assets*	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.63%	0.63%	0.49%	0.43%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.51%	3.10%	4.29%	3.00%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	International Core Equity Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$11.58	$11.69	$12.15	$12.57	$10.10
Income From Investment Operations
Net Investment Income (Loss)#	0.34	0.32	0.32	0.38	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.63	(0.15)	(0.45)	(0.43)	2.47
Total From Investment Operations	2.97	0.17	(0.13)	(0.05)	2.78
Less Distributions
Net Investment Income	(0.32)	(0.28)	(0.33)	(0.37)	(0.31)
Total Distributions	(0.32)	(0.28)	(0.33)	(0.37)	(0.31)
Net Asset Value, End of Year	$14.23	$11.58	$11.69	$12.15	$12.57
Total Return	26.02%	1.62%	(1.10)%	(0.55)%	27.98%
Net Assets, End of Year (thousands)	$25,443,968	$16,983,011	$14,420,568	$12,294,542	$9,508,466
Ratio of Expenses to Average Net Assets	0.30%	0.38%	0.38%	0.38%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.32%	0.38%	0.38%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.83%	2.63%	3.01%	2.80%
Portfolio Turnover Rate	6%	2%	4%	7%	3%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Global Small Company Portfolio

	Period Jan. 18, 2017* to Oct. 31, 2017
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	1.39
Total from Investment Operations	1.53
Less Distributions
Net Investment Income	—
Net Realized Gains	—
Total Distributions	—
Net Asset Value, End of Period	$11.53
Total Return	15.30	%†
Net Assets, End of Period (thousands)	$15,021
Ratio of Expenses to Average Net Assets+	0.42	%@^
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)+	1.14	%@^
Ratio of Net Investment Income to Average Net Assets	1.74	%@^
#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
*	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
+	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master and Underlying Funds.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	International Small Company Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$17.78	$17.78	$18.24	$19.40	$15.28
Income From Investment Operations
Net Investment Income (Loss)#	0.41	0.43	0.41	0.42	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	4.13	0.48	0.12	(0.62)	4.16
Total From Investment Operations	4.54	0.91	0.53	(0.20)	4.58
Less Distributions
Net Investment Income	(0.34)	(0.51)	(0.42)	(0.42)	(0.37)
Net Realized Gains	(0.46)	(0.40)	(0.57)	(0.54)	(0.09)
Total Distributions	(0.80)	(0.91)	(0.99)	(0.96)	(0.46)
Net Asset Value, End of Year	$21.52	$17.78	$17.78	$18.24	$19.40
Total Return	26.54%	5.43%	3.30%	(1.09)%	30.66%
Net Assets, End of Year (thousands)	$13,490,290	$10,387,361	$9,323,492	$8,844,517	$8,520,717
Ratio of Expenses to Average Net Assets*	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.53%	0.53%	0.54%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.47%	2.30%	2.15%	2.47%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Japanese Small Company Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$23.01	$20.46	$19.15	$19.33	$14.99
Income From Investment Operations
Net Investment Income (Loss)#	0.37	0.32	0.25	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.61	2.51	1.36	0.13	4.21
Total From Investment Operations	5.98	2.83	1.61	0.37	4.47
Less Distributions
Net Investment Income	(0.43)	(0.28)	(0.30)	(0.55)	(0.13)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.43)	(0.28)	(0.30)	(0.55)	(0.13)
Net Asset Value, End of Year	$28.56	$23.01	$20.46	$19.15	$19.33
Total Return	26.56%	14.04%	8.62%	2.00%	30.06%
Net Assets, End of Year (thousands)	$647,978	$509,413	$463,997	$508,190	$414,132
Ratio of Expenses to Average Net Assets*	0.54%	0.54%	0.54%	0.55%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.64%	0.64%	0.57%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.57%	1.27%	1.25%	1.51%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$21.27	$19.06	$22.88	$24.82	$23.22
Income From Investment Operations
Net Investment Income (Loss)#	0.74	0.71	0.75	0.83	1.01
Net Gains (Losses) on Securities (Realized and Unrealized)	2.45	2.24	(3.51)	(1.81)	1.37
Total From Investment Operations	3.19	2.95	(2.76)	(0.98)	2.38
Less Distributions
Net Investment Income	(0.75)	(0.74)	(1.06)	(0.96)	(0.78)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.75)	(0.74)	(1.06)	(0.96)	(0.78)
Net Asset Value, End of Year	$23.71	$21.27	$19.06	$22.88	$24.82
Total Return	15.70%	16.18%	(12.19)%	(3.84)%	10.46%
Net Assets, End of Year (thousands)	$332,153	$251,575	$200,270	$364,117	$331,166
Ratio of Expenses to Average Net Assets*	0.54%	0.54%	0.55%	0.55%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.64%	0.64%	0.57%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	3.41%	3.57%	3.67%	3.53%	4.26%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	United Kingdom Small Company Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$27.21	$35.50	$35.92	$36.96	$27.81
Income From Investment Operations
Net Investment Income (Loss)#	0.87	1.18	1.06	0.95	0.88
Net Gains (Losses) on Securities (Realized and Unrealized)	6.67	(6.55)	1.95	(0.65)	9.17
Total From Investment Operations	7.54	(5.37)	3.01	0.30	10.05
Less Distributions
Net Investment Income	(0.93)	(1.29)	(1.05)	(0.93)	(0.90)
Net Realized Gains	(1.15)	(1.63)	(2.38)	(0.41)	—
Total Distributions	(2.08)	(2.92)	(3.43)	(1.34)	(0.90)
Net Asset Value, End of Year	$32.67	$27.21	$35.50	$35.92	$36.96
Total Return	29.28%	(16.20)%	9.43%	0.73%	36.81%
Net Assets, End of Year (thousands)	$45,177	$32,323	$35,637	$35,050	$37,096
Ratio of Expenses to Average Net Assets*	0.59%	0.59%	0.58%	0.58%	0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.71%	0.71%	0.62%	0.62%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.93%	3.87%	2.99%	2.50%	2.79%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Continental Small Company Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$21.48	$20.74	$19.34	$20.26	$14.51
Income From Investment Operations
Net Investment Income (Loss)#	0.45	0.43	0.43	0.42	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	6.73	0.72	1.38	(0.90)	5.78
Total From Investment Operations	7.18	1.15	1.81	(0.48)	6.15
Less Distributions
Net Investment Income	(0.42)	(0.41)	(0.41)	(0.44)	(0.40)
Total Distributions	(0.42)	(0.41)	(0.41)	(0.44)	(0.40)
Net Asset Value, End of Year	$28.24	$21.48	$20.74	$19.34	$20.26
Total Return	33.68%	5.70%	9.37%	(2.68)%	42.99%
Net Assets, End of Year (thousands)	$592,347	$292,117	$278,024	$168,961	$170,806
Ratio of Expenses to Average Net Assets*	0.56%	0.54%	0.55%	0.56%	0.58%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)*	0.66%	0.64%	0.58%	0.56%	0.58%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.08%	2.09%	1.97%	2.16%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$5.23	$5.27	$5.63	$5.48	$5.67
Income From Investment Operations
Net Investment Income (Loss)#	0.21	0.20	0.19	0.22	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	(0.15)	(0.22)	0.19	0.25
Total From Investment Operations	0.25	0.05	(0.03)	0.41	0.47
Less Distributions
Net Investment Income	(0.41)	(0.09)	(0.33)	(0.26)	(0.66)
Total Distributions	(0.41)	(0.09)	(0.33)	(0.26)	(0.66)
Net Asset Value, End of Year	$5.07	$5.23	$5.27	$5.63	$5.48
Total Return	5.46%	1.05%	(0.37)%	8.21%	9.24%
Net Assets, End of Year (thousands)	$5,497,753	$4,181,623	$3,540,092	$3,088,376	$2,158,977
Ratio of Expenses to Average Net Assets	0.28%	0.28%	0.32%	0.38%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.28%	0.28%	0.32%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	4.19%	3.71%	3.64%	4.14%	4.07%
Portfolio Turnover Rate	1%	1%	2%	1%	5%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Global Real Estate Securities Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.84	$10.59	$10.63	$9.59	$9.33
Income From Investment Operations
Net Investment Income (Loss)#	0.43	0.27	0.44	0.31	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15	0.23	(0.09)	1.05	0.37
Total From Investment Operations	0.58	0.50	0.35	1.36	0.86
Less Distributions
Net Investment Income	(0.49)	(0.25)	(0.39)	(0.32)	(0.60)
Net Realized Gains	(0.03)	—	—	—	—
Total Distributions	(0.52)	(0.25)	(0.39)	(0.32)	(0.60)
Net Asset Value, End of Year	$10.90	$10.84	$10.59	$10.63	$9.59
Total Return	5.82%	4.87%	3.44%	14.98%	9.74%
Net Assets, End of Year (thousands)	$6,753,782	$4,888,955	$4,059,916	$3,305,472	$2,082,707
Ratio of Expenses to Average Net Assets*	0.24%	0.24%	0.27%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)*	0.37%	0.38%	0.45%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	4.03%	2.45%	4.16%	3.21%	5.18%
Portfolio Turnover Rate	2%	2%	1%	N/A	N/A
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$19.31	$19.44	$19.55	$20.17	$15.16
Income From Investment Operations
Net Investment Income (Loss)#	0.39	0.44	0.38	0.37	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	4.72	0.29	0.22	(0.34)	5.21
Total From Investment Operations	5.11	0.73	0.60	0.03	5.58
Less Distributions
Net Investment Income	(0.29)	(0.58)	(0.37)	(0.35)	(0.36)
Net Realized Gains	(0.62)	(0.28)	(0.34)	(0.30)	(0.21)
Total Distributions	(0.91)	(0.86)	(0.71)	(0.65)	(0.57)
Net Asset Value, End of Year	$23.51	$19.31	$19.44	$19.55	$20.17
Total Return	27.49%	4.09%	3.31%	0.13%	37.79%
Net Assets, End of Year (thousands)	$16,162,471	$13,009,729	$12,577,575	$11,684,771	$11,148,899
Ratio of Expenses to Average Net Assets	0.68%	0.68%	0.69%	0.68%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.68%	0.68%	0.69%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.85%	2.38%	1.94%	1.78%	2.16%
Portfolio Turnover Rate	21%	19%	18%	8%	9%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	International Vector Equity Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.78	$10.76	$11.26	$11.75	$9.33
Income From Investment Operations
Net Investment Income (Loss)#	0.28	0.28	0.28	0.32	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	2.57	0.05	(0.41)	(0.43)	2.44
Total From Investment Operations	2.85	0.33	(0.13)	(0.11)	2.70
Less Distributions
Net Investment Income	(0.28)	(0.27)	(0.27)	(0.30)	(0.25)
Net Realized Gains	(0.02)	(0.04)	(0.10)	(0.08)	(0.03)
Total Distributions	(0.30)	(0.31)	(0.37)	(0.38)	(0.28)
Net Asset Value, End of Year	$13.33	$10.78	$10.76	$11.26	$11.75
Total Return	26.83%	3.21%	(1.14)%	(1.05)%	29.52%
Net Assets, End of Year (thousands)	$2,529,852	$1,856,474	$1,594,914	$1,305,553	$1,090,774
Ratio of Expenses to Average Net Assets	0.49%	0.49%	0.50%	0.49%	0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.49%	0.49%	0.50%	0.49%	0.51%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.73%	2.50%	2.64%	2.51%
Portfolio Turnover Rate	5%	4%	8%	8%	2%
#	Computed using average shares outstanding.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	International High Relative Profitability Portfolio

	Period May 16, 2017* to Oct. 31, 2017
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)#	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.66
Total From Investment Operations	0.74
Less Distributions
Net Investment Income	(0.06)
Net Realized Gains	—
Total Distributions	(0.06)
Net Asset Value, End of Period	$10.68
Total Return	7.38	%†
Net Assets, End of Period (thousands)	$67,793
Ratio of Expenses to Average Net Assets	0.31	%@^
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.65	%@^
Ratio of Net Investment Income to Average Net Assets	1.76	%@^
Portfolio Turnover Rate	2	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-Annualized.
*	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	World ex U.S. Value Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$10.31	$10.28	$11.43	$11.93	$9.94
Income From Investment Operations
Net Investment Income (Loss)#	0.31	0.31	0.30	0.42	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	0.03	(1.18)	(0.50)	2.02
Total From Investment Operations	2.64	0.34	(0.88)	0.08	2.31
Less Distributions
Net Investment Income	(0.24)	(0.31)	(0.27)	(0.42)	(0.32)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.24)	(0.31)	(0.27)	(0.42)	(0.32)
Net Asset Value, End of Period	$12.71	$10.31	$10.28	$11.43	$11.93
Total Return	25.97%	3.54%	(7.77)%	(0.81)%	23.61%
Net Assets, End of Period (thousands)	$246,551	$188,154	$155,301	$113,951	$117,587
Ratio of Expenses to Average Net Assets*	0.52%	0.53%	0.53%	0.57%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)*	0.75%	0.76%	0.75%	0.76%	0.76%
Ratio of Net Investment Income to Average Net Assets	2.69%	3.20%	2.69%	3.54%	2.61%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master and Underlying Funds.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	World ex U.S. Targeted Value Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Period Nov. 1, 2012*** to Oct. 31, 2013
Net Asset Value, Beginning of Period	$12.04	$11.44	$12.08	$12.46	$10.00
Income From Investment Operations
Net Investment Income (Loss)#	0.28	0.25	0.23	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	3.01	0.55	(0.58)	(0.22)	2.46
Total from Investment Operations	3.29	0.80	(0.35)	0.01	2.66
Less Distributions
Net Investment Income	(0.27)	(0.20)	(0.26)	(0.24)	(0.20)
Net Realized Gains.	—	—	(0.03)	(0.15)	—
Total Distributions	(0.27)	(0.20)	(0.29)	(0.39)	(0.20)
Net Asset Value, End of Period	$15.06	$12.04	$11.44	$12.08	$12.46
Total Return	27.61%	7.18%	(2.88)%	0.06%	26.90	%†
Net Assets, End of Period (thousands)	$466,504	$281,212	$227,731	$151,096	$96,010
Ratio of Expenses to Average Net Assets*	0.67%	0.76%	0.65%	0.69%	0.79	%^**
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.67%	0.77%	1.06%	1.17%	1.27	%^**
Ratio of Net Investment Income to Average Net Assets	2.04%	2.18%	1.95%	1.84%	1.78	%^**
Portfolio Turnover Rate	17%	28%	1%	N/A	N/A
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.
**	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
***	Commencement of operations.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	World ex U.S. Core Equity Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Period April 9, 2013*** to Oct. 31, 2013
Net Asset Value, Beginning of Period	$9.93	$9.83	$10.49	$10.77	$10.00
Income From Investment Operations
Net Investment Income (Loss)#	0.27	0.26	0.26	0.28	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	2.21	0.08	(0.72)	(0.27)	0.77
Total From Investment Operations	2.48	0.34	(0.46)	0.01	0.95
Less Distributions
Net Investment Income	(0.26)	(0.24)	(0.20)	(0.28)	(0.18)
Net Realized Gains.	—	—	—	(0.01)	—
Total Distributions	(0.26)	(0.24)	(0.20)	(0.29)	(0.18)
Net Asset Value, End of Period	$12.15	$9.93	$9.83	$10.49	$10.77
Total Return	25.33%	3.58%	(4.50)%	(0.04)%	9.62	%†
Net Assets, End of Period (thousands)	$2,805,367	$1,656,445	$1,170,828	$406,648	$129,720
Ratio of Expenses to Average Net Assets*	0.40%	0.47%	0.47%	0.47%	0.47	%^**
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.40%	0.47%	0.52%	0.88%	0.97	%^**
Ratio of Net Investment Income to Average Net Assets	2.48%	2.67%	2.54%	2.59%	3.12	%^**
Portfolio Turnover Rate	4%	1%	1%	N/A	N/A
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.
**	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
***	Commencement of operations.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	World Core Equity Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$13.14	$12.94	$13.33	$12.71	$10.24
Income From Investment Operations
Net Investment Income (Loss)#	0.29	0.27	0.26	0.17	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	0.20	(0.35)	0.87	2.47
Total From Investment Operations	3.27	0.47	(0.09)	1.04	2.70
Less Distributions
Net Investment Income	(0.30)	(0.26)	(0.26)	(0.24)	(0.23)
Net Realized Gains	(0.05)	(0.01)	(0.04)	(0.18)	—
Total Distributions	(0.35)	(0.27)	(0.30)	(0.42)	(0.23)
Net Asset Value, End of Period	$16.06	$13.14	$12.94	$13.33	$12.71
Total Return	25.14%	3.73%	(0.61)%	8.36%	26.77%
Net Assets, End of Period (thousands)	$546,891	$370,229	$202,655	$75,707	$1,728
Ratio of Expenses to Average Net Assets*	0.35%	0.35%	0.35%	0.35%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.60%	0.64%	0.65%	0.97%	5.71%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.14%	1.95%	1.27%	2.01%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Selectively Hedged Global Equity Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$13.67	$13.50	$14.20	$13.63	$10.87
Income From Investment Operations
Net Investment Income (Loss)#	0.29	0.26	0.27	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	0.30	(0.34)	0.76	2.65
Total From Investment Operations	3.27	0.56	(0.07)	1.03	2.89
Less Distributions
Net Investment Income	(0.30)	(0.35)	(0.42)	(0.32)	(0.10)
Net Realized Gains	(0.12)	(0.04)	(0.21)	(0.14)	(0.03)
Total Distributions	(0.42)	(0.39)	(0.63)	(0.46)	(0.13)
Net Asset Value, End of Period	$16.52	$13.67	$13.50	$14.20	$13.63
Total Return	24.54%	4.32%	(0.34)%	7.83%	26.86%
Net Assets, End of Period (thousands)	$402,204	$289,904	$245,106	$147,276	$91,348
Ratio of Expenses to Average Net Assets*	0.35%	0.35%	0.40%	0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.62%	0.64%	0.66%	0.69%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.03%	1.93%	1.94%	1.93%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Emerging Markets Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$24.12	$22.17	$26.64	$26.97	$26.06
Income From Investment Operations
Net Investment Income (Loss)#	0.49	0.45	0.49	0.56	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	5.43	1.95	(4.54)	(0.20)	1.17
Total From Investment Operations	5.92	2.40	(4.05)	0.36	1.69
Less Distributions
Net Investment Income	(0.49)	(0.45)	(0.42)	(0.53)	(0.50)
Net Realized Gains	—	—	—	(0.16)	(0.28)
Total Distributions	(0.49)	(0.45)	(0.42)	(0.69)	(0.78)
Net Asset Value, End of Year	$29.55	$24.12	$22.17	$26.64	$26.97
Total Return	24.83%	11.01%	(15.24)%	1.33%	6.58%
Net Assets, End of Year (thousands)	$6,632,914	$4,915,400	$4,321,530	$4,073,698	$3,655,740
Ratio of Expenses to Average Net Assets*	0.50%	0.56%	0.57%	0.56%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.60%	0.66%	0.60%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.04%	1.97%	2.11%	1.97%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Emerging Markets Value Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$24.84	$22.22	$27.81	$29.28	$28.22
Income From Investment Operations
Net Investment Income (Loss)#	0.61	0.51	0.54	0.66	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	5.40	2.77	(5.60)	(1.10)	1.67
Total From Investment Operations	6.01	3.28	(5.06)	(0.44)	2.22
Less Distributions
Net Investment Income	(0.53)	(0.66)	(0.53)	(0.61)	(0.57)
Net Realized Gains	—	—	—	(0.42)	(0.59)
Total Distributions	(0.53)	(0.66)	(0.53)	(1.03)	(1.16)
Net Asset Value, End of Year	$30.32	$24.84	$22.22	$27.81	$29.28
Total Return	24.41%	15.23%	(18.27)%	(1.51)%	8.01%
Net Assets, End of Year (thousands)	$19,383,230	$16,304,321	$14,834,888	$18,647,276	$19,162,837
Ratio of Expenses to Average Net Assets*	0.57%	0.56%	0.56%	0.55%	0.57%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)*	0.67%	0.66%	0.59%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.31%	2.12%	2.35%	1.91%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$20.39	$18.51	$21.42	$21.10	$20.33
Income From Investment Operations
Net Investment Income (Loss)#	0.49	0.45	0.43	0.43	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	3.58	2.04	(2.53)	0.62	1.37
Total From Investment Operations	4.07	2.49	(2.10)	1.05	1.77
Less Distributions
Net Investment Income	(0.51)	(0.47)	(0.41)	(0.40)	(0.39)
Net Realized Gains	(0.46)	(0.14)	(0.40)	(0.33)	(0.61)
Total Distributions	(0.97)	(0.61)	(0.81)	(0.73)	(1.00)
Net Asset Value, End of Year	$23.49	$20.39	$18.51	$21.42	$21.10
Total Return	21.00%	13.96%	(9.88)%	5.12%	8.92%
Net Assets, End of Year (thousands)	$7,249,717	$5,459,509	$4,845,174	$4,860,603	$4,041,863
Ratio of Expenses to Average Net Assets*	0.73%	0.72%	0.73%	0.72%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.93%	0.92%	0.78%	0.72%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.43%	2.16%	2.02%	1.91%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$18.40	$16.81	$20.08	$20.09	$19.00
Income From Investment Operations
Net Investment Income (Loss)#	0.42	0.37	0.39	0.42	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	3.95	1.59	(3.29)	(0.03)	1.07
Total From Investment Operations	4.37	1.96	(2.90)	0.39	1.46
Less Distributions
Net Investment Income	(0.39)	(0.37)	(0.37)	(0.40)	(0.37)
Total Distributions	(0.39)	(0.37)	(0.37)	(0.40)	(0.37)
Net Asset Value, End of Year	$22.38	$18.40	$16.81	$20.08	$20.09
Total Return	24.02%	11.87%	(14.49)%	1.89%	7.75%
Net Assets, End of Year (thousands)	$27,085,722	$18,712,966	$14,856,878	$15,727,547	$13,020,962
Ratio of Expenses to Average Net Assets	0.55%	0.61%	0.62%	0.61%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.56%	0.61%	0.62%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.20%	2.06%	2.10%	1.97%
Portfolio Turnover Rate	4%	3%	5%	2%	1%
#	Computed using average shares outstanding.

Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc. (U.S. Large Company Portfolio and DFA International Value Portfolio)—Registration No. 811-6067

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-001

Prospectus

February 28, 2018

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA One-Year Fixed Income Portfolio (DFIHX)

DFA Two-Year Fixed Income Portfolio (DFCFX)

DFA Two-Year Government Portfolio (DFYGX)

DFA Two-Year Global Fixed Income Portfolio (DFGFX)

DFA Selectively Hedged Global Fixed Income Portfolio (DFSHX)

DFA Five-Year Global Fixed Income Portfolio (DFGBX)

DFA World Ex U.S. Government Fixed Income Portfolio (DWFIX)

DFA Short-Term Government Portfolio (DFFGX)

DFA Intermediate Government Fixed Income Portfolio (DFIGX)

DFA Short-Term Extended Quality Portfolio (DFEQX)

DFA Intermediate-Term Extended Quality Portfolio (DFTEX)

DFA Targeted Credit Portfolio (DTCPX)

DFA Global Core Plus Fixed Income Portfolio (DGCFX)

DFA Investment Grade Portfolio (DFAPX)

DFA Diversified Fixed Income Portfolio (DFXIX)

DFA LTIP Portfolio (DRXIX)

DFA Inflation-Protected Securities Portfolio (DIPSX)

DFA Short-Duration Real Return Portfolio (DFAIX)

DFA Municipal Real Return Portfolio (DMREX)

DFA California Municipal Real Return Portfolio (DCARX)

DFA Municipal Bond Portfolio (DFMPX)

DFA Short-Term Municipal Bond Portfolio (DFSMX)

DFA Intermediate-Term Municipal Bond Portfolio (DFTIX)

DFA California Short-Term Municipal Bond Portfolio (DFCMX)

DFA California Intermediate-Term Municipal Bond Portfolio (DCIBX)

DFA MN Municipal Bond Portfolio (DMNBX)

DFA NY Municipal Bond Portfolio (DNYMX)

This Prospectus describes the shares of each Portfolio which:

Are for long-term investors.

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Principal Risks	120

Performance	122

Investment Advisor/Portfolio Management	123

Purchase and Redemption of Fund Shares	124

Tax Information	124

Payments to Financial Intermediaries	124

DFA California Intermediate-Term Municipal Bond Portfolio	125

Investment Objective	125

Fees and Expenses of the Portfolio	125

Principal Investment Strategies	125

Principal Risks	126

Performance	128

Investment Advisor/Portfolio Management	129

Purchase and Redemption of Fund Shares	129

Tax Information	130

Payments to Financial Intermediaries	130

DFA MN Municipal Bond Portfolio	131

Investment Objective	131

Fees and Expenses of the Portfolio	131

Principal Investment Strategies	132

Principal Risks	132

Performance	134

Investment Advisor/Portfolio Management	134

Purchase and Redemption of Fund Shares	134

Tax Information	134

Payments to Financial Intermediaries	135

DFA NY Municipal Bond Portfolio	136

Investment Objective	136

Fees and Expenses of the Portfolio	136

Principal Investment Strategies	136

Principal Risks	137

Performance	139

Investment Advisor/Portfolio Management	140

Purchase and Redemption of Fund Shares	140

Tax Information	140

Payments to Financial Intermediaries	140

Additional Information on Investment Objectives and Policies	141

Description of Investments of the Portfolios Other than the Municipal Real Return Portfolio, California Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio, MN Municipal Bond Portfolio and NY Municipal Bond Portfolio	141

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DFA One-Year Fixed Income Portfolio

Investment Objective

The investment objective of the DFA One-Year Fixed Income Portfolio (the “One-Year Portfolio”) is to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the One-Year Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%

EXAMPLE

This Example is meant to help you compare the cost of investing in the One-Year Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217

PORTFOLIO TURNOVER

The One-Year Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 86% of the average value of its investment portfolio.

Principal Investment Strategies

The One-Year Portfolio seeks to achieve its investment objective by generally investing in a universe of high quality fixed income securities that typically mature in one year or less. The Portfolio may, however, take a large position in securities maturing within two years of the date of settlement when higher yields are available. The One-Year Portfolio invests in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus

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investment in the shorter-term area of the eligible maturity range. The fixed income securities in which the One-Year Portfolio invests are considered investment grade at the time of purchase. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The One-Year Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The One-Year Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities owned by the One-Year Portfolio to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the One-Year Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of

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the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the One-Year Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the One-Year Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the One-Year Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the One-Year Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the One-Year Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the One-Year Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The One-Year Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the One-Year Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the One-Year Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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DFA One-Year Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
2.46% (10/08–12/08)	-0.14% (10/15–12/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA One-Year Fixed Income Portfolio
Return Before Taxes	0.94%	0.54%	1.13%
Return After Taxes on Distributions	0.45%	0.27%	0.75%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.53%	0.29%	0.73%
ICE BofAML US 6-Month Treasury Bill Index* (reflects no deduction for fees, expenses, or taxes)	0.95%	0.43%	0.71%
ICE BofAML 1-Year US Treasury Note Index* (reflects no deduction for fees, expenses, or taxes)	0.57%	0.38%	0.90%
*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the One-Year Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the One-Year Portfolio. The following individuals are responsible for coordinating the day to day management of the One-Year Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 1989.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Pamela B. Noble, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2016.

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Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the One-Year Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the One-Year Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Two-Year Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Two-Year Fixed Income Portfolio (the “Two-Year Portfolio”) is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.

Fees and Expenses of The Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Two-Year Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.15%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.21%
*	“Other Expenses” have been restated to reflect current fee components. Prior to February 28, 2017, the Portfolio was subject to a client services fee of 0.08%.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Two-Year Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

PORTFOLIO TURNOVER

The Two-Year Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Two-Year Portfolio’s performance. During the most recent fiscal year, the Two-Year Portfolio’s portfolio turnover rate was 115% of the average value of its investment portfolio.

Principal Investment Strategies

The Two-Year Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. The Two-Year Portfolio may invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area,

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otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The Two-Year Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

As a non-fundamental policy, under normal circumstances, the Two-Year Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

The Two-Year Portfolio may invest in futures contracts and options on futures contracts. The Two-Year Portfolio may use fixed income related futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Two-Year Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Two-Year Portfolio that owns them, to rise or fall.

Income Risk: Income risk is the risk that falling interest rates will cause the Two-Year Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Two-Year Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets.

7

Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Two-Year Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Two-Year Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Two-Year Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Two-Year Portfolio may lose money and there may be a delay in recovering the loaned securities. The Two-Year Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Two-Year Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Two-Year Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

8

The after-tax returns presented in the table for the Two-Year Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Two-Year Fixed Income Portfolio—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
2.54% (10/08–12/08)	-0.28% (10/15–12/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Two-Year Fixed Income Portfolio
Return Before Taxes	0.92%	0.52%	1.22%
Return After Taxes on Distributions	0.39%	0.22%	0.81%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.52%	0.26%	0.79%
ICE BofAML 1-3 Year US Corporate & Government Index* (reflects no deduction for fees, expenses, or taxes)	0.86%	0.86%	1.86%

*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Two-Year Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia serve as the sub-advisors for the Two-Year Portfolio. The following individuals are responsible for coordinating the day to day management of the Two-Year Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (1996).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Pamela B. Noble, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

9

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Two-Year Portfolio on each day that the New York Stock Exchange is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Two-Year Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. Clients of LWI Financial Inc. (“LWIF”) should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of a proposed investment. A client of LWIF who desires to redeem shares of the Portfolio must furnish a redemption request to LWIF in the form required by LWIF. The Two-Year Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Two-Year Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

DFA Two-Year Government Portfolio

Investment Objective

The investment objective of the DFA Two-Year Government Portfolio (the “Two-Year Government Portfolio”) is to maximize total returns available from the universe of debt obligations of the U.S. Government and U.S. government agencies consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Two-Year Government Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.15%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.23%
*	“Other Expenses” have been restated to reflect current fee components. Prior to February 28, 2017, the Portfolio was subject to a client services fee of 0.08%.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Two-Year Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

PORTFOLIO TURNOVER

The Two-Year Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Two-Year Government Portfolio’s performance. During the most recent fiscal year, the Two-Year Government Portfolio’s portfolio turnover rate was 176% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

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The Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. Government and its agencies maturing in two years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The credit quality of the securities purchased by the Portfolio will be that of the U.S. Government or its agencies. The Two-Year Government Portfolio generally pursues its objective by purchasing U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Portfolio also may enter into repurchase agreements backed by U.S. government securities.

As a non-fundamental policy, under normal circumstances, the Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement.

The Two-Year Government Portfolio may invest in futures contracts and options on futures contracts. The Two-Year Government Portfolio may use fixed income related futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Two-Year Government Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Two-Year Government Portfolio that owns them, to rise or fall.

Income Risk: Income risk is the risk that falling interest rates will cause the Two-Year Government Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Two-Year Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

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U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular Two-Year Government Portfolio investments are difficult to purchase or sell. To the extent that the Two-Year Government Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid Two-Year Government Portfolio investments may become illiquid or less liquid after purchase by the Two-Year Government Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Two-Year Government Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Two-Year Government Portfolio may lose money and there may be a delay in recovering the loaned securities. The Two-Year Government Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Two-Year Government Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Two-Year Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Two-Year Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

13

DFA Two-Year Government Portfolio—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
3.83% (10/08–12/08)	-0.52% (10/15–12/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Two-Year Government Portfolio
Return Before Taxes	0.29%	0.33%	1.17%
Return After Taxes on Distributions	-0.14%	0.09%	0.75%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.17%	0.14%	0.76%
ICE BofAML 1-3 Year US Treasury & Agency Index* (reflects no deduction for fees, expenses, or taxes)	0.44%	0.58%	1.51%

*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Two-Year Government Portfolio. The following individuals are responsible for coordinating the day to day management of the Two-Year Government Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (1996).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Alan R. Hutchison, Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2016.

14

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Two-Year Government Portfolio on each day that the New York Stock Exchange is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Two-Year Government Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. Clients of LWI Financial Inc. (“LWIF”) should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of a proposed investment. A client of LWIF who desires to redeem shares of the Portfolio must furnish a redemption request to LWIF in the form required by LWIF. The Two-Year Government Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Two-Year Government Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

15

DFA Two-Year Global Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Two-Year Global Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Two-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217

PORTFOLIO TURNOVER

The Two-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 121% of the average value of its investment portfolio.

Principal Investment Strategies

The Two-Year Global Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in three years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, Dimensional Fund Advisors LP (the “Advisor”) expects that most investments will be made in the obligations of issuers which are in developed

16

countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Two-Year Global Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Two-Year Global Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Two-Year Global Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

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Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Two-Year Global Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Two-Year Global Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Two-Year Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Two-Year Global Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Two-Year Global Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Two-Year Global Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Two-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Two-Year Global Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

18

Performance

The bar chart and table immediately following illustrate the variability of the Two-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Two-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
2.34% (10/08–12/08)	-0.30% (10/15–12/15)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Two-Year Global Fixed Income Portfolio
Return Before Taxes	0.93%	0.61%	1.27%
Return After Taxes on Distributions	0.26%	0.21%	0.66%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.53%	0.28%	0.75%
Citi World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms (reflects no deductions for fees, expenses, or taxes on sales)	0.88%	0.74%	1.35%

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Two-Year Global Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Two-Year Global Portfolio. The following individuals are responsible for coordinating the day to day management of the Two-Year Global Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (1996).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Pamela B. Noble, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Two-Year Global Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Two-Year Global Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

20

DFA Selectively Hedged Global Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) is to maximize total returns within the universe of domestic and foreign debt securities that the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Selectively Hedged Global Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Selectively Hedged Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217

PORTFOLIO TURNOVER

The Selectively Hedged Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its investment portfolio.

Principal Investment Strategies

The Selectively Hedged Global Portfolio seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio may selectively hedge its currency exposures depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements,

21

obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, Dimensional Fund Advisors LP (the “Advisor”) expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Selectively Hedged Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Selectively Hedged Global Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Alternatively, the Portfolio may leave all or some of the currency exposure unhedged. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. In addition, the Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Selectively Hedged Global Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Selectively Hedged Global Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign

22

currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Selectively Hedged Global Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Selectively Hedged Global Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Selectively Hedged Global Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Selectively Hedged Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Selectively Hedged Global Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Selectively Hedged Global Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Selectively Hedged Global Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

23

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Selectively Hedged Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Selectively Hedged Global Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Selectively Hedged Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Selectively Hedged Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
5.62% (4/09–6/09)	-3.63% (7/11–9/11)

24

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 1/09/08 Inception
DFA Selectively Hedged Global Fixed Income Portfolio
Return Before Taxes	2.61%	-0.02%	1.00%
Return After Taxes on Distributions	1.85%	-0.66%	0.41%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.48%	-0.31%	0.54%
Citi World Government Bond Index, 1-3 Years, in USD Terms (Unhedged) (reflects no deduction for fees, expenses, or taxes on sales)	5.33%	-1.31%	0.80%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Selectively Hedged Global Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Selectively Hedged Global Portfolio. The following individuals are responsible for coordinating the day to day management of the Selectively Hedged Global Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2008).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Selectively Hedged Global Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Selectively Hedged Global Portfolio are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

25

DFA Five-Year Global Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Five-Year Global Portfolio seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Five-Year Global Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Five-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

PORTFOLIO TURNOVER

The Five-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 69% of the average value of its investment portfolio.

Principal Investment Strategies

The Five-Year Global Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, Dimensional Fund

26

Advisors LP (the “Advisor”) expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Five-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Five-Year Global Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Five-Year Global Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Five-Year Global Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

27

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Five-Year Global Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Five-Year Global Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Five-Year Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Five-Year Global Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Five-Year Global Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Five-Year Global Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Five-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Five-Year Global Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

28

Performance

The bar chart and table immediately following illustrate the variability of the Five-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Five-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
3.66% (10/08–12/08)	-1.69% (10/10–12/10)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Five-Year Global Fixed Income Portfolio
Return Before Taxes	1.97%	1.53%	3.04%
Return After Taxes on Distributions	1.13%	0.72%	2.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.13%	0.84%	2.03%
Citi World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	1.13%	1.23%	2.13%

29

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Five-Year Global Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Five-Year Global Portfolio. The following individuals are responsible for coordinating the day to day management of the Five-Year Global Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (1990).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Five-Year Global Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Five-Year Global Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

30

DFA World ex U.S. Government Fixed Income Portfolio

Investment Objective

The investment objective of the DFA World ex U.S. Government Fixed Income Portfolio (the “World ex U.S. Government Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Government Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.18%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.21%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the World ex U.S. Government Portfolio. The Fee Waiver and Expense Assumption Agreement for the World ex U.S. Government Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the World ex U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$67	$117	$267

PORTFOLIO TURNOVER

The World ex U.S. Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the World ex U.S. Government Portfolio’s portfolio turnover rate was 51% of the average value of its investment portfolio.

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Principal Investment Strategies

The World ex U.S. Government Portfolio seeks its investment objective by investing in a universe of obligations issued or guaranteed primarily by non-U.S. government issuers and supranational organizations and their agencies having investment grade credit ratings at the time of purchase. At the present time, the Advisor expects that most investments will be made in the obligations of issuers determined by the Advisor to be associated with countries with developed markets. The Advisor selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities issued or guaranteed by foreign governments (including political subdivisions) and their authorities, agencies or instrumentalities.

Generally, the World ex U.S. Government Portfolio will purchase fixed income securities that mature between five and fifteen years from the date of settlement. The Portfolio ordinarily will have an average weighted maturity, based upon market values, between three and twelve years.

Because many of the World ex U.S. Government Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

The World ex U.S. Government Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the World ex U.S. Government Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Government Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in

32

relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Non-Diversification Risk: The risk that the World ex U.S. Government Portfolio may be more volatile than a diversified fund because the Portfolio invests its assets in a smaller number of issuers. The gains or losses on a single security, therefore, may have a greater impact on the Portfolio’s net asset value.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the World ex U.S. Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the World ex U.S. Government Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the World ex U.S. Government Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the World ex U.S. Government Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the World ex U.S. Government Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the World ex U.S. Government Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the World ex U.S. Government Portfolio may lose money and there may be a

33

delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The World ex U.S. Government Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World ex U.S. Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA World ex U.S. Government Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2012-December 2017
Highest Quarter	Lowest Quarter
4.43% (1/16-3/16)	-4.04% (4/15-6/15)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 12/6/11 Inception
DFA World ex U.S. Government Fixed Income Portfolio
Return Before Taxes	3.18%	3.82%	4.41%
Return After Taxes on Distributions	3.10%	2.05%	2.75%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.80%	2.11%	2.65%
Citi Non-USD World Government Bond Index, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	2.06%	3.94%	4.30%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the World ex U.S. Government Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the World ex U.S. Government Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2011).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the World ex U.S. Government Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the World ex U.S. Government Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

35

DFA Short-Term Government Portfolio

Investment Objective

The investment objective of the DFA Short-Term Government Portfolio (the “Short-Term Government Portfolio”) is to maximize total returns from the universe of debt obligations of the U.S. Government and U.S. government agencies. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Government Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.17%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.19%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Short-Term Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PORTFOLIO TURNOVER

The Short-Term Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its investment portfolio.

Principal Investment Strategies

The Short-Term Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. Government and its agencies maturing in five years or less. The credit quality of the securities purchased by the Portfolio will be that of the U.S. Government or its agencies. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. It is the policy of the Portfolio that the maximum length of maturity of investments will not exceed five years from the date of settlement. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity

36

range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the shorter-term area of the eligible maturity range. The Advisor expects that the Portfolio’s average portfolio maturity and average portfolio duration will be three years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to interest rates. The Portfolio will also acquire repurchase agreements backed by U.S. government securities. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

The Short-Term Government Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Short-Term Government Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Government Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Government Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Short-Term Government Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Short-Term Government Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Short-Term Government Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

37

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Short-Term Government Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Short-Term Government Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Short-Term Government Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Short-Term Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Short-Term Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Term Government Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
6.59% (10/08–12/08)	-2.55% (4/08–6/08)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Short-Term Government Portfolio
Return Before Taxes	0.51%	0.66%	2.23%
Return After Taxes on Distributions	0.00%	0.20%	1.55%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.29%	0.31%	1.52%
ICE BofAML 1-5 Year US Treasury & Agency Index* (reflects no deduction for fees, expenses, or taxes)	0.66%	0.76%	2.05%
*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Term Government Portfolio. The following individuals are responsible for coordinating the day to day management of the Short-Term Government Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 1989.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Alan R. Hutchison, Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2016.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Short-Term Government Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Short-Term Government Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

39

DFA Intermediate Government Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Intermediate Government Fixed Income Portfolio (the “Intermediate Government Portfolio”) is to earn current income consistent with preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate Government Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Intermediate Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

PORTFOLIO TURNOVER

The Intermediate Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its investment portfolio.

Principal Investment Strategies

The Intermediate Government Portfolio primarily invests in high quality, low-risk obligations of the U.S. Government and its agencies with maturities between five and fifteen years. The Intermediate Government Portfolio normally invests in non-callable obligations issued or guaranteed by the U.S. Government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio.

Generally, the Intermediate Government Portfolio will purchase securities with maturities between five and fifteen years from the date of settlement. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values,

40

between three to ten years. In any event, as a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity between three and ten years.

The Intermediate Government Portfolio may invest a portion of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio also may purchase or sell futures contracts on U.S. Treasury securities or options on such contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. However, the Portfolio will not purchase or sell futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Intermediate Government Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate Government Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Intermediate Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate Government Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Intermediate Government Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

41

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Intermediate Government Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Intermediate Government Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Intermediate Government Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Intermediate Government Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Intermediate Government Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Intermediate Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Intermediate Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
9.29% (10/08–12/08)	-4.26% (10/16-12/16)

42

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Intermediate Government Fixed Income Portfolio
Return Before Taxes	2.22%	1.32%	3.80%
Return After Taxes on Distributions	1.31%	0.33%	2.60%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.27%	0.58%	2.51%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	2.30%	1.28%	3.23%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor for the Intermediate Government Portfolio. The following individuals are responsible for coordinating the day to day management of the Intermediate Government Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (1990).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Alan R. Hutchison, Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2016.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Intermediate Government Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Intermediate Government Portfolio are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

43

DFA Short-Term Extended Quality Portfolio

Investment Objective

The investment objective of the DFA Short-Term Extended Quality Portfolio (the “Short-Term Extended Quality Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Extended Quality Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Short-Term Extended Quality Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

The Short-Term Extended Quality Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its investment portfolio.

Principal Investment Strategies

The Short-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade

44

spectrum, however, when Dimensional Fund Advisors LP (the “Advisor”) believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Short-Term Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus on investment in the longer-term area, otherwise, the Portfolio will focus its investment in the shorter-term area of the eligible maturity range. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Short-Term Extended Quality Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Extended Quality Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Short-Term Extended Quality Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in

45

relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Extended Quality Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Extended Quality Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Short-Term Extended Quality Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Short-Term Extended Quality Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Short-Term Extended Quality Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Short-Term Extended Quality Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

46

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Short-Term Extended Quality Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Short-Term Extended Quality Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Short-Term Extended Quality Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Short-Term Extended Quality Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Term Extended Quality Portfolio Institutional Class Shares—Total Returns

January 2010-December 2017
Highest Quarter	Lowest Quarter
2.42% (7/10–9/10)	-1.08% (10/16-12/16)

47

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 3/4/09 Inception
DFA Short-Term Extended Quality Portfolio
Return Before Taxes	1.97%	1.45%	3.00%
Return After Taxes on Distributions	1.12%	0.71%	2.18%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.13%	0.78%	2.00%
ICE BofAML 1-5 Year US Corporate & Government Index* (reflects no deduction for fees, expenses, or taxes)	1.28%	1.15%	2.34%
*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Term Extended Quality Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Short-Term Extended Quality Portfolio. The following individuals are responsible for coordinating the day to day management of the Short-Term Extended Quality Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2009).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Short-Term Extended Quality Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Short-Term Extended Quality Portfolio are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

48

DFA Intermediate-Term Extended Quality Portfolio

Investment Objective

The investment objective of the DFA Intermediate-Term Extended Quality Portfolio (the “Intermediate-Term Extended Quality Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate-Term Extended Quality Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Intermediate-Term Extended Quality Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

The Intermediate-Term Extended Quality Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Intermediate-Term Extended Quality Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its investment portfolio.

Principal Investment Strategies

The Intermediate-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Intermediate-Term Extended Quality

49

Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when Dimensional Fund Advisors LP (the “Advisor”) believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries.

The Intermediate-Term Extended Quality Portfolio primarily invests in securities that mature within three to fifteen years from the date of settlement and maintains an average dollar-weighted portfolio duration between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Intermediate-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Intermediate-Term Extended Quality Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate-Term Extended Quality Portfolio, which owns the securities, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Intermediate-Term Extended Quality Portfolio will hedge foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in

50

relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income securities prices fall. When interest rates fall, fixed income securities prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Intermediate-Term Extended Quality Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate-Term Extended Quality Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Intermediate-Term Extended Quality Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Intermediate-Term Extended Quality Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Intermediate-Term Extended Quality Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Intermediate-Term Extended Quality Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Intermediate-Term Extended Quality Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Intermediate-Term Extended Quality Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Intermediate-Term Extended Quality Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Intermediate-Term Extended Quality Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Intermediate-Term Extended Quality Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Intermediate-Term Extended Quality Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Intermediate-Term Extended Quality Portfolio Institutional Class Shares—Total Returns

January 2011-December 2017
Highest Quarter	Lowest Quarter
4.82% (7/11–9/11)	-4.35% (4/13–6/13)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 7/20/10 Inception
DFA Intermediate-Term Extended Quality Portfolio
Return Before Taxes	5.56%	2.94%	4.26%
Return After Taxes on Distributions	4.14%	1.54%	2.96%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.20%	1.62%	2.74%
Bloomberg Barclays U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.18%	3.24%	4.75%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Intermediate-Term Extended Quality Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Intermediate-Term Extended Quality Portfolio. The following individuals are responsible for coordinating the day to day management of the Intermediate-Term Extended Quality Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2010).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Intermediate-Term Extended Quality Portfolio are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Targeted Credit Portfolio

Investment Objective

The investment objective of the DFA Targeted Credit Portfolio (the “Targeted Credit Portfolio” or the “Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Targeted Credit Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.19%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement*	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Targeted Credit Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Targeted Credit Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Targeted Credit Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$71	$126	$290

PORTFOLIO TURNOVER

The Targeted Credit Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Targeted Credit Portfolio’s performance. During the most recent fiscal year, the Targeted Credit Portfolio’s portfolio turnover rate was 41% of the average value of its investment portfolio.

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Principal Investment Strategies

The Targeted Credit Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities that mature within five years from the date of settlement. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Portfolio generally emphasizes investments in debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio may also invest in higher-rated and/or lower-rated (i.e., below investment grade, also known as “junk” bonds) debt securities. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

As a non-fundamental policy, under normal circumstances, the Targeted Credit Portfolio will invest at least 80% of its net assets in debt securities. The Targeted Credit Portfolio seeks to maintain an average portfolio maturity and an average portfolio duration of five years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Targeted Credit Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may use derivatives to establish short positions for individual securities, markets, or currencies, in order to adjust the Portfolio’s duration or to replace more traditional direct investments.

The Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer- specific events will cause the value of securities, and the Targeted Credit Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

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Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s).

High Yield Risk: Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment grade securities. Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an

56

inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Targeted Credit Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Targeted Credit Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Targeted Credit Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Targeted Credit Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Targeted Credit Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Targeted Credit Portfolio Institutional Class Shares—Total Returns

January 2016-December 2017
Highest Quarter	Lowest Quarter
1.80% (1/16-3/16)	-1.37% (10/16-12/16)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 5/20/15 Inception
DFA Targeted Credit Portfolio
Return Before Taxes	2.76%	1.96%
Return After Taxes on Distributions	1.72%	1.02%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.60%	1.07%
Bloomberg Barclays Global Aggregate Credit 1-5 Year Index (hedged to USD) (reflects no deduction for fees, expenses, or taxes on sales)	2.58%	2.12%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Targeted Credit Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Targeted Credit Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Targeted Credit Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2015).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2015).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Targeted Credit Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Targeted Credit Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Global Core Plus Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Global Core Plus Fixed Income Portfolio (the “Global Core Plus Fixed Income Portfolio”) is to maximize total returns from the universe of fixed income securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Global Core Plus Fixed Income Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses*	0.04%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.31%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
*	The Global Core Plus Fixed Income Portfolio is a new portfolio, so the “Other Expenses” and “Acquired Fund Fees and Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Global Core Plus Fixed Income Portfolio. The Fee Waiver and Expense Assumption Agreement for the Global Core Plus Fixed Income Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Global Core Plus Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Global Core Plus Fixed Income Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$31	$99

PORTFOLIO TURNOVER

The Global Core Plus Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

59

Principal Investment Strategies

The Global Core Plus Fixed Income Portfolio seeks to achieve its investment objective by investing, directly or through other funds managed by the Advisor (“Underlying Funds”), in a universe of U.S. and foreign fixed income securities. The Portfolio, directly or through its Underlying Funds, may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most of the Portfolio’s and/or its Underlying Funds’ investments will be made in the obligations of issuers that are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. At inception, the Portfolio may invest a portion of its assets in the DFA Investment Grade Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, and DFA Five-Year Global Fixed Income Portfolio. The Advisor may adjust allocations to or may add or remove Underlying Funds in the Portfolio without notice to shareholders. Under normal circumstances, the Portfolio, directly or through its Underlying Funds, may invest up to 60% of its net assets in U.S. fixed income securities (unless market conditions are not deemed favorable by the Advisor, in which case the Portfolio, through its investments in the Underlying Funds, may invest up to 70% of its net assets in U.S. fixed income securities).

The Global Core Plus Fixed Income Portfolio may invest in fixed income securities considered investment grade at the time of purchase (e.g., rated BBB- or above by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 or above by Moody’s Investor’s Service, Inc. (“Moody’s”)) and in lower-rated (i.e., below investment grade, also known as “junk” bonds) fixed income securities, either directly or through its investment in Underlying Funds. The Portfolio, whether directly or through its Underlying Funds, may invest with an emphasis on fixed income securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by S&P or Fitch or Baa3 to A1 by Moody’s) and in fixed income securities rated below investment grade. The Portfolio may not emphasize investments in lower-rated debt securities, however, when the Advisor believes the expected credit premium is relatively low.

Under normal market conditions, whether directly or through its investment in Underlying Funds, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio, directly or through its investment in the Underlying Funds, will invest at least 80% of its net assets in fixed income securities.

The Global Core Plus Fixed Income Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected relative return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities held directly or through Underlying Funds depending on the expected term premium and also increase or decrease investment exposure to lower-rated debt securities held directly or through Underlying Funds depending on the expected credit premium.

Because many of the Global Core Plus Fixed Income Portfolio’s and Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and Underlying Funds may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio or Underlying Fund between the date a foreign currency forward contract is entered into and the date on which it expires. The Portfolio and certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio and Underlying Funds may purchase or sell futures contracts and options on futures

60

contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure, including adjustments based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and an Underlying Fund may use derivatives to establish short positions for individual securities, markets, or currencies, in order to adjust the Portfolio’s or Underlying Fund’s duration or to replace more traditional direct investments.

The Global Core Plus Fixed Income Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Global Core Plus Fixed Income Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. The risks of the Global Core Plus Fixed Income Portfolio’s and Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Global Core Plus Fixed Income Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other

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securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of nonpayment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s).

High Yield Risk: Securities rated below investment grade may be subject to greater interest rate, credit, and liquidity risks than investment grade securities. Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Global Core Plus Fixed Income Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller of credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Global Core Plus Fixed Income Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

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Performance

Performance information is not available for the Global Core Plus Fixed Income Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Global Core Plus Fixed Income Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2018).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2018).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Global Core Plus Fixed Income Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Global Core Plus Fixed Income Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Global Core Plus Fixed Income Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Investment Grade Portfolio

Investment Objective

The investment objective of the DFA Investment Grade Portfolio (the “Investment Grade Portfolio”) is to seek to maximize total returns from the universe of eligible investments. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Investment Grade Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Investment Grade Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

The Investment Grade Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Investment Grade Portfolio’s performance. During the most recent fiscal year, the Investment Grade Portfolio’s portfolio turnover rate was 18% of the average value of its investment portfolio.

Principal Investment Strategies

The Investment Grade Portfolio seeks to achieve its investment objective through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers. At the present time, Dimensional Fund Advisors LP (the “Advisor”) expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. As a non-fundamental policy, under normal circumstances, at least 80% of the Investment Grade Portfolio’s net assets will be invested in fixed income securities considered to be investment grade quality.

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The Investment Grade Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected relative return on investment for holding securities having longer-term maturities as compared to shorter-term maturities. In managing the Investment Grade Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities depending on the expected term premium and also increase or decrease investment exposure to non-government securities depending on the expected credit premium.

The Investment Grade Portfolio invests in U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Investment Grade Portfolio may invest with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Investment Grade Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the expected credit premium is relatively low. The Investment Grade Portfolio will also invest in higher-rated debt securities.

The Investment Grade Portfolio’s investments may include foreign securities denominated in foreign currencies. The Investment Grade Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Investment Grade Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Investment Grade Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Investment Grade Portfolio also may purchase to sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Investment Grade Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and, the Investment Grade Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

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Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Investment Grade Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Investment Grade Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Investment Grade Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Investment Grade Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Investment Grade Portfolio holds illiquid investments, the Investment Grade Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Investment Grade Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Investment Grade Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Investment Grade Portfolio may lose money and there may be a delay in recovering the loaned securities. The Investment Grade Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Investment Grade Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Investment Grade Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Investment Grade Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Investment Grade Portfolio Institutional Class Shares—Total Returns

January 2012-December 2017
Highest Quarter	Lowest Quarter
3.36% (1/16-3/16)	-3.32% (10/16-12/16)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 3/7/11 Inception
DFA Investment Grade Portfolio
Return Before Taxes	3.37%	2.14%	3.54%
Return After Taxes on Distributions	2.39%	1.15%	2.57%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.91%	1.18%	2.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	3.54%	2.10%	3.26%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Investment Grade Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Investment Grade Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2011).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Investment Grade Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Investment Grade Portfolio are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Diversified Fixed Income Portfolio

Investment Objective

The investment objective of the DFA Diversified Fixed Income Portfolio (the “Diversified Fixed Income Portfolio” or the “Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Diversified Fixed Income Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.12%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.29%
Fee Waiver and/or Expense Reimbursement*	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Diversified Fixed Income Portfolio. The Fee Waiver and Expense Assumption Agreement for the Diversified Fixed Income Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Diversified Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Diversified Fixed Income Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$79	$149	$354

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. The Diversified Fixed Income Portfolio does not pay transactions costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio and the Diversified Fixed Income Portfolio pays transaction costs when buying and selling securities directly. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example,

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affect the Diversified Fixed Income Portfolio’s performance. During the most recent fiscal year, the Diversified Fixed Income Portfolio’s portfolio turnover rate was 53% of the average value of its direct investments portfolio.

Principal Investment Strategies

The investment objective of the Diversified Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio seeks its investment objective by investing directly or through Underlying Funds in a universe of U.S. and foreign debt securities, including inflation-protected securities. The Portfolio and/or its Underlying Funds invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The inflation-protected securities in which the Portfolio and/or its Underlying Funds invest may include Treasury Inflation-Protected Securities. As of the date of this Prospectus, the Portfolio invests a portion of its assets in the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds, but the Portfolio also invests a substantial portion of its assets directly.

Depending on the credit and term spreads in the current yield curves, the Diversified Fixed Income Portfolio will adjust its investment allocations to credit and maturity, within the eligible universe of investments held directly or through Underlying Funds. The fixed income securities in which the Portfolio invests will be considered investment grade at the time of purchase. Generally, the Portfolio will purchase debt securities that mature within twenty years from the date of settlement. The Portfolio will ordinarily have an average weighted maturity, based on market values, between two and seven years.

As a non-fundamental policy, under normal circumstances, the Diversified Fixed Income Portfolio will invest directly, or indirectly through its investment in the Underlying Funds, at least 80% of its net assets in fixed income securities. In addition, the Portfolio and each Underlying Fund are authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Diversified Fixed Income Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and such Underlying Funds may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio or Underlying Fund between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio and certain Underlying Funds may also purchase or sell futures contracts and options on futures contracts for securities and indices, to hedge their currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Diversified Fixed Income Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

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Fund of Funds Risk: The investment performance of the Diversified Fixed Income Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among Underlying Funds. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. The risks of the Diversified Fixed Income Portfolio’s and Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments

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during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. If interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or

72

information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Diversified Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Diversified Fixed Income Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Diversified Fixed Income Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Diversified Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Diversified Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2017-December 2017
Highest Quarter	Lowest Quarter
0.76% (1/17–3/17)	0.09% (10/17–12/17)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 08/10/16 Inception
DFA Diversified Fixed Income Portfolio
Return Before Taxes	1.68%	-0.58%
Return After Taxes on Distributions	0.86%	-1.37%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.95%	-0.80%
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	1.14%	-0.88%

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Diversified Fixed Income Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Diversified Fixed Income Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Diversified Fixed Income Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2016).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2016).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Diversified Fixed Income Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Diversified Fixed Income Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA LTIP Portfolio

Investment Objective

The investment objective of the DFA LTIP Portfolio (the “Portfolio”) is to seek to provide total return consistent with inflation protected long-term instruments. Total return is comprised of income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA LTIP Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Fee Waiver and/or Expense Reimbursement*	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA LTIP Portfolio. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA LTIP Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$46	$80	$180

PORTFOLIO TURNOVER

The DFA LTIP Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the DFA LTIP Portfolio’s portfolio turnover rate was 2% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA LTIP Portfolio seeks its investment objective by generally investing in a universe of long-term fixed income securities structured to provide protection against inflation. The DFA LTIP Portfolio may invest in inflation-

75

protected securities issued by the U.S. Government and its agencies and instrumentalities. The DFA LTIP Portfolio also may invest in inflation-protected securities of other investment grade issuers including foreign governments and U.S. and non-U.S. corporations. The fixed income securities in which the DFA LTIP Portfolio invests are considered investment grade at the time of purchase.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the DFA LTIP Portfolio will purchase long-term fixed income securities with maturities greater than ten years, although it is anticipated that, at times, the DFA LTIP Portfolio will purchase securities with lesser maturities. The DFA LTIP Portfolio ordinarily will have an average weighted maturity, based upon market values, of greater than ten years.

The DFA LTIP Portfolio also may invest in securities issued by the U.S. Government and its agencies and instrumentalities and other investment grade issuers that do not provide inflation protection while attempting to protect for inflation by engaging in swaps, futures or other derivatives to hedge against the inflation risk associated with such securities. The Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA LTIP Portfolio’s net assets will be invested in fixed income securities.

The DFA LTIP Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The DFA LTIP Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The DFA LTIP Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA LTIP Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are

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adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the DFA LTIP Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation protected security are adjusted periodically for changes in inflation, the income distributed by the DFA LTIP Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the DFA LTIP Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in

77

relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA LTIP Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the DFA LTIP Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The DFA LTIP Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA LTIP Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA LTIP Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax

78

returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA LTIP Portfolio Institutional Class Shares—Total Returns

January 2013-December 2017
Highest Quarter	Lowest Quarter
10.85% (1/16–3/16)	-15.21% (4/13–6/13)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 3/7/12 Inception
DFA LTIP Portfolio
Return Before Taxes	9.59%	-0.53%	1.56%
Return After Taxes on Distributions	8.13%	-1.49%	0.69%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.39%	-0.86%	0.78%
Citi U.S. Inflation-Linked Securities Index, 20+ Years (reflects no deduction for fees, expenses, or taxes on sales)	9.45%	0.63%	2.69%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA LTIP Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the DFA LTIP Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Alan R. Hutchison, Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2016.

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Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the DFA LTIP Portfolio on each day that the New York Stock Exchange is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA LTIP Portfolio are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Inflation-Protected Securities Portfolio

Investment Objective

The investment objective of the DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Inflation-Protected Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Inflation-Protected Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

PORTFOLIO TURNOVER

The Inflation-Protected Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its investment portfolio.

Principal Investment Strategies

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are

81

securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Inflation-Protected Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Inflation-Protected Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations.

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Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Inflation-Protected Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Inflation-Protected Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Inflation-Protected Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Inflation-Protected Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Inflation-Protected Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Inflation-Protected Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Inflation-Protected Portfolio may lose money and there may be a delay in

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recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Inflation-Protected Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Inflation-Protected Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Inflation-Protected Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Inflation-Protected Securities Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
6.31% (1/08–3/08)	-7.95% (4/13–6/13)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Inflation-Protected Securities Portfolio
Return Before Taxes	3.28%	0.03%	3.72%
Return After Taxes on Distributions	2.11%	-0.69%	2.74%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.85%	-0.29%	2.54%
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	3.53%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Inflation-Protected Portfolio. The following individuals are responsible for coordinating the day to day management of the Inflation-Protected Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2006).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Alan R. Hutchison, Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2016.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Inflation-Protected Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Inflation-Protected Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Short-Duration Real Return Portfolio

Investment Objective

The investment objective of the DFA Short-Duration Real Return Portfolio (the “Short-Duration Real Return Portfolio”) is to seek inflation protection and maximize total returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Duration Real Return Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement*	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Short-Duration Real Return Portfolio. The Fee Waiver and Expense Assumption Agreement for the Short-Duration Real Return Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Short-Duration Real Return Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$75	$131	$294

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect Portfolio’s performance. During the most recent fiscal year, the Short-Duration Real Return Portfolio’s portfolio turnover rate was 35% of the average value of its investment portfolio.

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Principal Investment Strategies

The Short-Duration Real Return Portfolio pursues its investment objective by investing in a combination of debt securities, including inflation-protected securities, and derivative instruments. The Short-Duration Real Return Portfolio will maintain an average portfolio duration of three years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The fixed income securities in which the Short-Duration Real Return Portfolio directly or indirectly invests are considered investment grade at the time of purchase.

The Short-Duration Real Return Portfolio may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Duration Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The Portfolio may use foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires.

The Short-Duration Real Return Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Duration Real Return Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes

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due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation- protected security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

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Income Risk: Income risk is the risk that falling interest rates will cause the Short-Duration Real Return Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Short-Duration Real Return Portfolio uses derivatives, it will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Short-Duration Real Return Portfolio holds illiquid investments, the Short-Duration Real Return Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Short-Duration Real Return Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Short-Duration Real Return Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Short-Duration Real Return Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Short-Duration Real Return Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Short-Duration Real Return Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Short-Duration Real Return Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local

89

taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Duration Real Return Portfolio Institutional Class Shares—Total Returns

January 2014-December 2017
Highest Quarter	Lowest Quarter
2.00% (4/14–6/14)	-1.94% (10/14–12/14)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 11/5/13 Inception
DFA Short-Duration Real Return Portfolio
Return Before Taxes	1.71%	0.98%
Return After Taxes on Distributions	0.97%	0.41%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.97%	0.49%
Bloomberg Barclays U.S. TIPS 1-5 Years Index (reflects no deduction for fees, expenses, or taxes on sales)	0.80%	0.55%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Duration Real Return Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Short-Duration Real Return Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Short-Duration Real Return Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

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Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Short-Duration Real Return Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Short-Duration Real Return Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Short-Duration Real Return Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Municipal Real Return Portfolio

Investment Objective

The investment objective of the DFA Municipal Real Return Portfolio (the “Municipal Real Return Portfolio”) is to seek inflation protection and to provide current income from municipal securities.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Municipal Real Return Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.23%
*	Dimensional Fund Advisors LP the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Municipal Real Return Portfolio. The Fee Waiver and Expense Assumption Agreement for the Municipal Real Return Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Municipal Real Return Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$76	$134	$305

PORTFOLIO TURNOVER

The Municipal Real Return Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Municipal Real Return Portfolio’s performance. During the most recent fiscal year, the Municipal Real Return Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.

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Principal Investment Strategies

The Municipal Real Return Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the Municipal Real Return Portfolio will maintain an average portfolio duration of no greater than five years. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Municipal Real Return Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Municipal Real Return Portfolio invests are considered investment grade at the time of purchase.

The Municipal Real Return Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates.

The Municipal Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Municipal Real Return Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

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Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Municipal Real Return Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation- protected security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Municipal Real Return Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations

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or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline. Additionally, if the Portfolio’s use of derivative instruments for hedging and non-hedging purposes cause the Portfolio to invest less than 50% of its assets in municipal securities in any quarter, which the Portfolio does not anticipate, the Portfolio may fail to qualify to pay exempt-interest dividends to its shareholders, resulting in the distributions by the Municipal Real Return Portfolio becoming taxable to shareholders as ordinary income.

Derivatives Risk: Derivatives are instruments, such as swaps and futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Municipal Real Return Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller of credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value. Additionally, payments made or received by the Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Municipal Real Return Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Municipal Real Return Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Municipal Real Return Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Municipal Real Return Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Municipal Real Return Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Municipal Real Return Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market

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performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Municipal Real Return Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Municipal Real Return Portfolio—Total Returns

January 2015-December 2017
Highest Quarter	Lowest Quarter
1.60% (10/15–12/15)	-1.13% (10/16–12/16)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 11/4/14 Inception
DFA Municipal Real Return Portfolio
Return Before Taxes	2.57%	0.87%
Return After Taxes on Distributions	2.57%	0.87%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.03%	0.93%
S&P Intermediate Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	4.13%	2.43%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Municipal Real Return Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Municipal Real Return Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Municipal Real Return Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2014).

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•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2014).

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Municipal Real Return Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the Municipal Real Return Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that generally are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA California Municipal Real Return Portfolio

Investment Objective

The investment objective of the DFA California Municipal Real Return Portfolio (the “California Municipal Real Return Portfolio”) is to seek to provide inflation protection and earn current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the California Municipal Real Return Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	0.25%
*	The California Municipal Real Return Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

EXAMPLE

This Example is meant to help you compare the cost of investing in the California Municipal Real Return Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$26	$80

PORTFOLIO TURNOVER

The California Municipal Real Return Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Principal Investment Strategies

The California Municipal Real Return Portfolio seeks to achieve its investment objective by investing primarily in a universe of municipal securities, including inflation-protected municipal securities, issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities, and in derivative instruments to provide inflation protection. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds,

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industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The interest on the municipal securities purchased by the California Municipal Real Return Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes) and California state personal income tax. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and California state personal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the California Municipal Real Return Portfolio will maintain an average portfolio duration of no greater than five years. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Municipal Real Return Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by Standard & Poor’s Rating Group or Aa2 by Moody’s Investor’s Services, Inc. or AA by Fitch Ratings Ltd. or (ii) the credit quality of general obligation bonds issued by the State of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality.

The California Municipal Real Return Portfolio will be managed with a view to capturing expected credit premiums and expected term premiums. The Advisor believes that expected credit premiums for a California municipal securities portfolio are available through investment in municipal securities that may include certain securities that are below investment grade, also known as “junk” bonds.

The California Municipal Real Return Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Portfolio may lend its portfolio securities to generate additional income.

Although the California Municipal Real Return Portfolio attempts to invest all of its assets in tax-exempt securities (federal and State of California), it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Municipal Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The California Municipal Real Return Portfolio is primarily designed for investment by California taxpayers.

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Principal Risks

Because the value of your investment in the California Municipal Real Return Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the California Municipal Real Return Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation- protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the California Municipal Real Return Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Some issuers may not guarantee to pay at the original face value of any inflation-protected securities. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. The current market value of inflation- protected securities is not guaranteed and will fluctuate.

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Income Risk: Income risk is the risk that falling interest rates will cause the California Municipal Real Return Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the California Municipal Real Return Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the California Municipal Real Return Portfolio focuses its investments primarily in California municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of California and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the California municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. The deterioration of California’s fiscal situation as a result of the economic recession that began in the first quarter of 2008 increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives Risk: Derivatives are instruments, such as swaps and futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the California Municipal Real Return Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller of credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value. Additionally, payments made or received by the California Municipal Real Return Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the California Municipal Real Return Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the California Municipal Real Return Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The California Municipal Real Return Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Perfo rmance

Performance information is not available for the California Municipal Real Return Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the California Municipal Real Return Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the California Municipal Real Return Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the California Municipal Real Return Portfolio primarily are exempt from regular federal and state income taxes for individual residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to Financial Intermediaries

If you purchase the California Municipal Real Return Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA Municipal Bond Portfolio (the “Municipal Bond Portfolio”) is to seek to provide current income that is exempt from federal personal income tax.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.23%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Municipal Bond Portfolio. The Fee Waiver and Expense Assumption Agreement for the Municipal Bond Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Municipal Bond Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$76	$134	$305

PORTFOLIO TURNOVER

The Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Municipal Bond Portfolio’s performance. During the most recent fiscal year, the Municipal Bond Portfolio’s portfolio turnover rate was 8% of the average value of its investment portfolio.

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Principal Investment Strategies

The Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Municipal Bond Portfolio will acquire obligations that mature within fifteen years from the date of settlement. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio duration of more than three years but less than five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Municipal Bond Portfolio invests are considered investment grade at the time of purchase.

The Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Municipal Bond Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Municipal Bond Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Municipal Bond Portfolio that owns them, to rise or fall.

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Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Municipal Bond Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Municipal Bond Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

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Performance
The bar chart and table immediately following illustrate the variability of the Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Municipal Bond Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Municipal Bond Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Municipal Bond Portfolio Institutional Class Shares—Total Returns

January 2016-December 2017
Highest Quarter	Lowest Quarter
1.35% (1/16–3/16)	-1.90% (10/16–12/16)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 3/10/15 Inception
DFA Municipal Bond Portfolio
Return Before Taxes	1.86%	1.52%
Return After Taxes on Distributions	1.86%	1.52%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.56%	1.43%
S&P Intermediate Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	4.13%	2.49%

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Municipal Bond Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Municipal Bond Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Municipal Bond Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2015).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2015).

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the Municipal Bond Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that generally are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Short-Term Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolio”) is to provide current income that is exempt from federal personal income taxes and to preserve investors’ principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Short-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

The Short-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its investment portfolio.

Principal Investment Strategies

The Short-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax

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purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Short-Term Municipal Bond Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater expected returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Short-Term Municipal Bond Portfolio invests are considered investment grade at the time of purchase.

The Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Municipal Bond Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Short-Term Municipal

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Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Short-Term Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Short-Term Municipal Bond Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Short-Term Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the Short-Term Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Short-Term Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Short-Term Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Short-Term Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The Short-Term Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Short-Term Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

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The after-tax returns presented in the table for the Short-Term Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Short-Term Municipal Bond Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
1.93% (10/08–12/08)	-0.94% (10/16–12/16)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA Short-Term Municipal Bond Portfolio
Return Before Taxes	1.15%	0.67%	1.41%
Return After Taxes on Distributions	1.15%	0.67%	1.41%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.06%	0.73%	1.39%
ICE BofAML 1-3 Year US Municipal Securities Index* (reflects no deduction for fees, expenses, or taxes)	0.99%	0.77%	1.78%
*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Short-Term Municipal Bond Portfolio. The following individuals are responsible for coordinating the day to day management of the Short-Term Municipal Bond Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2002).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Short-Term Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the Short-Term Municipal Bond Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that generally are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Intermediate-Term Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA Intermediate-Term Municipal Bond Portfolio (the “Intermediate-Term Municipal Bond Portfolio”) is to seek to provide current income that is exempt from federal personal income tax.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate-Term Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

EXAMPLE

This Example is meant to help you compare the cost of investing in the Intermediate-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

PORTFOLIO TURNOVER

The Intermediate-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Intermediate-Term Municipal Bond Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal

114

income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Intermediate-Term Municipal Bond Portfolio will acquire obligations that mature more than three years from the date of settlement. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of more than three years but less than ten years. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Intermediate-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g, rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality). The fixed income securities in which the Intermediate-Term Municipal Bond Portfolio invests are considered investment grade at the time of purchase.

The Intermediate-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use fixed income related futures and options contracts, credit default swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate-Term Municipal Bond Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Intermediate-Term Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

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Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate-Term Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Intermediate-Term Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Intermediate-Term Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the Intermediate-Term Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Intermediate-Term Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Intermediate-Term Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Intermediate-Term Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The Intermediate-Term Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Intermediate-Term Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Intermediate-Term Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and

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local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Intermediate-Term Municipal Bond Portfolio—Total Returns

January 2013-December 2017
Highest Quarter	Lowest Quarter
1.96% (1/14–3/14)	-2.96% (4/13–6/13)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 3/1/12 Inception
DFA Intermediate-Term Municipal Bond Portfolio
Return Before Taxes	2.14%	1.57%	1.54%
Return After Taxes on Distributions	2.14%	1.57%	1.54%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.80%	1.53%	1.50%
S&P Intermediate Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	4.13%	2.31%	2.48%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Intermediate-Term Municipal Bond Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Intermediate-Term Municipal Bond Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2012).

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

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Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Intermediate-Term Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the Intermediate-Term Municipal Bond Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that generally are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA California Short-Term Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA California Short-Term Municipal Bond Portfolio (the “California Short-Term Municipal Bond Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the California Short-Term Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%

EXAMPLE

This Example is meant to help you compare the cost of investing in the California Short-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

PORTFOLIO TURNOVER

The California Short-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its investment portfolio.

Principal Investment Strategies

The California Short-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds,

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industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from California and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the California state personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater expected returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P or Aa2 by Moody’s Investor’s Services, Inc. (“Moody’s”) or AA by Fitch Ratings Ltd. or (ii) the credit quality of general obligation bonds issued by the state of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by the Advisor to be of comparable quality. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use fixed income related futures and options contracts, credit default swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Short-Term Municipal Bond Portfolio is primarily designed for investment by California taxpayers.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

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Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the California Short-Term Municipal Bond Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the California Short-Term Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the California Short-Term Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the California Short-Term Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the California Short-Term Municipal Bond Portfolio focuses its investments primarily in California municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of California and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the California municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. The deterioration of California’s fiscal situation as a result of the economic recession that began in the first quarter of 2008 increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the California Short-Term Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a

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derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the California Short-Term Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the California Short-Term Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the California Short-Term Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the California Short-Term Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The California Short-Term Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the California Short-Term Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the California Short-Term Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
2.20% (10/08–12/08)	-0.95% (10/10–12/10)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA California Short-Term Municipal Bond Portfolio
Return Before Taxes	1.07%	0.72%	1.54%
Return After Taxes on Distributions	1.07%	0.72%	1.54%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.98%	0.75%	1.50%
ICE BofAML 1-3 Year California Including Puerto Rico Municipal Securities Index* (reflects no deduction for fees, expenses, or taxes)	0.81%	0.68%	1.73%
*	ICE BofAML index data copyright 2018 ICE Data Indices, LLC.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the California Short-Term Municipal Bond Portfolio. The following individuals are responsible for coordinating the day to day management of the California Short-Term Municipal Bond Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2007).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

123

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the California Short-Term Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the California Short-Term Municipal Bond Portfolio primarily are exempt from regular federal and state income taxes for individual residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA California Intermediate-Term Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA California Intermediate-Term Municipal Bond Portfolio (the “California Intermediate-Term Municipal Bond Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and California state personal income taxes.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the California Intermediate-Term Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

EXAMPLE

This Example is meant to help you compare the cost of investing in the California Intermediate-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

PORTFOLIO TURNOVER

The California Intermediate-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the California Intermediate-Term Municipal Bond Portfolio’s portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

The California Intermediate-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of California. The Portfolio may also invest a portion of its

125

assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from California and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and California state personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Portfolio will acquire obligations that mature more than three years from the date of settlement. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of more than three years but less than ten years. The Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by S&P or Aa2 by Moody’s Investor’s Services, Inc. (“Moody’s”) or AA by Fitch Ratings Ltd. or (ii) the credit quality of general obligation bonds issued by the state of California. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The California Intermediate-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use fixed income related futures and options contracts, credit default swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The California Intermediate-Term Municipal Bond Portfolio is primarily designed for investment by California taxpayers.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

126

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the California Intermediate-Term Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB+ or below by S&P or Ba1 or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the California Intermediate-Term Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the California Intermediate-Term Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the California Intermediate-Term Municipal Bond Portfolio focuses its investments primarily in California municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of California and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the California municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. The deterioration of California’s fiscal situation as a result of the economic recession that began in the first quarter of 2008 increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities will experience greater volatility. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the California Intermediate-Term Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could

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lose more than the principal amount invested. Additionally, payments made or received by the California Intermediate-Term Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the California Intermediate-Term Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the California Intermediate-Term Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the California Intermediate-Term Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The California Intermediate-Term Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the California Intermediate-Term Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the California Intermediate-Term Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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DFA California Intermediate-Term Municipal Bond Portfolio Institutional Class Shares—Total Returns

January 2012-December 2017
Highest Quarter	Lowest Quarter
2.33% (4/14–6/14)	-2.40% (10/16–12/16)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 11/29/11 Inception
DFA California Intermediate-Term Municipal Bond Portfolio
Return Before Taxes	2.30%	1.88%	2.26%
Return After Taxes on Distributions	2.30%	1.88%	2.26%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.88%	1.79%	2.09%
S&P Intermediate Term California AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	3.83%	2.63%	3.37%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the California Intermediate-Term Municipal Bond Portfolio. The following individuals are responsible for coordinating the day-to-day management of the California Intermediate-Term Municipal Bond Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2011).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the California Intermediate-Term Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at

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(888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the California Intermediate-Term Municipal Bond Portfolio primarily are exempt from regular federal and state income taxes for individual residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA MN Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA MN Municipal Bond Portfolio (the “MN Municipal Bond Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and Minnesota state personal income taxes.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the MN Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses*	0.16%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver and/or Expense Reimbursement**	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.32%
*	The MN Municipal Bond Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the MN Municipal Bond Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the MN Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$33	$123

PORTFOLIO TURNOVER

The MN Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period July 25, 2017 (commencement of operations) to October 31, 2017, the MN Municipal Bond Portfolio’s portfolio turnover rate was 0% of the average value of its investment portfolio.

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Principal Investment Strategies

The MN Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities and regional governmental authorities, the interest on which is exempt from regular federal income tax and the state personal income tax of Minnesota. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities). The Portfolio invests in municipal and other fixed income securities that have an investment grade credit rating.

The MN Municipal Bond Portfolio intends to invest in municipal securities that in the opinion of bond counsel for the issuers and under current tax law provide interest that is exempt from Minnesota state and federal personal income taxes. The Portfolio is required, and intends, to derive at least 95% of its exempt-interest dividends from interest on Minnesota municipal securities in order for any of its income to be exempt from Minnesota state personal income tax. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal personal income tax and the Minnesota state personal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The MN Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Although the MN Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The MN Municipal Bond Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

Because the value of your investment in the MN Municipal Bond Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the MN Municipal Bond Portfolio that owns them, to rise or fall.

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Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Non-Diversification Risk: The risk that the MN Municipal Bond Portfolio may be more volatile than a diversified fund because the Portfolio invests its assets in a smaller number of issuers. The gains or losses on a single security, therefore, may have a greater impact on the Portfolio’s net asset value.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the MN Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause the MN Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the MN Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the MN Municipal Bond Portfolio focuses its investments primarily in Minnesota municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of Minnesota and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in Minnesota. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the Minnesota municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives Risk: Derivatives are instruments, such as swaps and futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the MN Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller of credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value. Additionally, payments made or received by the MN Municipal Bond Portfolio under such derivatives may

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increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the MN Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The MN Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

Performance information is not available for the MN Municipal Bond Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the MN Municipal Bond Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2017).

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the MN Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the MN Municipal Bond Portfolio primarily are exempt from regular federal and state income taxes for individual residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

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Payments to Financial Intermediaries

If you purchase the MN Municipal Bond Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA NY Municipal Bond Portfolio

Investment Objective

The investment objective of the DFA NY Municipal Bond Portfolio (the “NY Municipal Bond Portfolio” or the “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income taxes and New York state personal income taxes.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the NY Municipal Bond Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.25%

EXAMPLE

This Example is meant to help you compare the cost of investing in the NY Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

PORTFOLIO TURNOVER

The NY Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the NY Municipal Bond Portfolio’s performance. During the most recent fiscal year, the NY Municipal Bond Portfolio’s portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The NY Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities and regional governmental authorities. The Portfolio may also invest a portion of its assets in municipal securities issued by U.S. territories that are exempt from state taxation under federal law. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments

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(including participation interests in such securities). The Portfolio intends to invest in municipal securities that, in the opinion of bond counsel for the issuers and under current tax law, provide interest that is exempt from New York state and federal personal income taxes. As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from New York state and federal personal income taxes. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the NY Municipal Bond Portfolio will maintain a maximum average portfolio duration of five years. The NY Municipal Bond Portfolio intends to maintain a dollar-weighted average credit quality equal to or better than the lower of: (i) a credit quality rating of AA by Standard & Poor’s Rating Group (“S&P”) or Aa2 by Moody’s Investor’s Service, Inc. (“Moody’s”) or AA by Fitch Ratings Ltd. (“Fitch”) or (ii) the credit quality of general obligation bonds issued by the state of New York. For purposes of the above policy on dollar-weighted average credit quality, unrated securities may be included if such securities have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The NY Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis and (5) use fixed income related futures and options contracts, credit default swaps and interest rate swaps to hedge against changes in interest rates. The Portfolio may also purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Although the Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Portfolio is “non-diversified,” which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

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Non-Diversification Risk: The risk that the NY Municipal Bond Portfolio may be more volatile than a diversified fund because the Portfolio invests its assets in a smaller number of issuers. The gains or losses on a single security, therefore, may have a greater impact on the Portfolio’s net asset value.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the NY Municipal Bond Portfolio’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Credit risk is greater for fixed income securities with ratings below investment grade (e.g., BB or below by S&P or Ba or below by Moody’s). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the NY Municipal Bond Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk: Tax liability risk is the risk that distributions by the NY Municipal Bond Portfolio become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

State-Specific Risk: Because the Portfolio focuses its investments primarily in New York municipal securities, the value of the Portfolio’s investments will be highly sensitive to events affecting the fiscal stability of the State of New York and its agencies, municipalities, authorities and other instrumentalities that issue securities. Having a significant percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in New York. Also, to the extent that the Portfolio makes significant investments in securities issued to finance projects in a particular segment of the New York municipal securities market such focused investment may cause the value of the Portfolio’s shares to change more than the value of shares of funds that invest more broadly. These risks are disclosed in more detail in the Portfolio’s Statement of Additional Information.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the NY Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additionally, payments made or received by the NY Municipal Bond Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the NY Municipal Bond Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may

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become illiquid or less liquid after purchase by the NY Municipal Bond Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the NY Municipal Bond Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The NY Municipal Bond Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the NY Municipal Bond Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the NY Municipal Bond Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The NY Municipal Bond Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the NY Municipal Bond Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA NY Municipal Bond Portfolio Institutional Class Shares—Total Returns

January 2016-December 2017
Highest Quarter	Lowest Quarter
1.15% (1/16–3/16)	-1.42% (10/16–12/16)

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Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	Since 6/16/15 Inception
DFA NY Municipal Bond Portfolio
Return Before Taxes	1.74%	1.78%
Return After Taxes on Distributions	1.74%	1.78%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.44%	1.62%
S&P Intermediate Term New York AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes on sales)	3.92%	2.84%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the NY Municipal Bond Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the NY Municipal Bond Portfolio. The following individuals are responsible for coordinating the day-to-day management of the NY Municipal Bond Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2015).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2015).

•	Travis A. Meldau, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2016.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the NY Municipal Bond Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The distributions you receive from the NY Municipal Bond Portfolio primarily are exempt from regular federal and state income taxes for individual residents of New York. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Two-Year Portfolio and the Two-Year Government Portfolio are offered by Dimensional Investment Group Inc. The other Portfolios contained in this Prospectus we offered by DFA Investment Dimensions Group Inc. The Portfolios, except the One-Year Portfolio, described in this Prospectus are designed for long-term investors.

DESCRIPTION OF INVESTMENTS OF THE PORTFOLIOS OTHER THAN THE MUNICIPAL REAL RETURN PORTFOLIO, CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO, MUNICIPAL BOND PORTFOLIO, SHORT-TERM MUNICIPAL BOND PORTFOLIO, INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO, CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO, CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO, MN MUNICIPAL BOND PORTFOLIO AND NY MUNICIPAL BOND PORTFOLIO

The following is a description of the categories of investments that may be acquired by the Portfolios (other than the Municipal Real Return Portfolio, California Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio, MN Municipal Bond Portfolio and NY Municipal Bond Portfolio (collectively, the “Municipal Portfolios”)):

Permissible Categories:
One-Year Portfolio	1-11
Two-Year Portfolio	1-11
Two-Year Government Portfolio	1,2,6,11
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Five-Year Global Portfolio	1-11
World ex U.S. Government Portfolio	7,8,11
Short-Term Government Portfolio	1,2,6,11
Intermediate Government Portfolio	1,2,6,7,8,11
Short-Term Extended Quality Portfolio	1-11
Intermediate-Term Extended Quality Portfolio	1-4,6-11
Investment Grade Portfolio	1-11
Diversified Fixed Income Portfolio	1-11
LTIP Portfolio	1-11
Inflation-Protected Portfolio	1,2,6,11
Short-Duration Real Return Portfolio	1-11
Targeted Credit Portfolio	1-11
Global Core Plus Fixed Income Portfolio	1-11

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

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3.    Corporate Debt Obligations—

       (a) One-Year Portfolio, Two-Year Portfolio, Two-Year Global Portfolio, Five-Year Global Portfolio and Diversified Fixed Income Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are rated Aa3 or better by Moody’s, or AA- or better by S&P, or AA- or better by Fitch, or an equivalent rating assigned by another nationally recognized statistical rating organization (“NRSRO”), or if there is no rating for the debt security, they are determined by the Advisor to be of comparable quality to equivalent issues of the same issuer rated at least AA- or Aa3.

       (b) Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Investment Grade Portfolio, LTIP Portfolio and Short-Duration Real Return Portfolio— Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

       (c) Targeted Credit Portfolio and Global Core Plus Fixed Income Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which may be of any credit rating. The Portfolio’s investment emphasis is on securities rated in the lower half of the investment grade spectrum.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.    Commercial Paper—

       (a) One-Year Portfolio, Two-Year Portfolio, Two-Year Global Portfolio, Five-Year Global Portfolio and Diversified Fixed Income Portfolio—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

       (b) Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio, Investment Grade Portfolio, LTIP Portfolio and Short- Duration Real Return Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

       (c) Targeted Credit Portfolio and Global Core Plus Fixed Income Portfolio—Instruments may be of any credit rating but the Portfolio’s investment emphasis is on securities rated in the lower half of the investment grade spectrum.

6.    Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Portfolio’s illiquid securities policy. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations—

       (a) One-Year Portfolio, Two-Year Portfolio, Two-Year Global Portfolio, Five-Year Global Portfolio and Diversified Fixed Income Portfolio—Debt securities of non-U.S. issuers rated AA- or better by S&P or Fitch, Aa3

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or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, securities that have been determined by the Advisor to be of comparable quality.

       (b) Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Investment Grade Portfolio, LTIP Portfolio and Short-Duration Real Return Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

       (c) Targeted Credit Portfolio and Global Core Plus Fixed Income Portfolio—Debt securities of non-U.S. issuers, which may be of any credit rating. The Portfolio’s investment emphasis is on securities rated in the lower half of the investment grade spectrum.

10.    Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.    Money Market Funds—The Portfolios may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of investments that may be acquired by each of the Portfolios (other than Intermediate Government Portfolio, World ex U.S. Government Portfolio, and Intermediate-Term Extended Quality Portfolio) may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

In addition to the principal investments described above, the World ex U.S. Government Portfolio also may invest in money market instruments, other short-term investments, U.S. Treasury obligations and U.S. government agency obligations to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. These short-term investments may include the securities of U.S. issuers.

PORTFOLIO STRATEGIES

In managing each Portfolio, the Advisor places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Portfolios will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the anticipated relative return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. At times when, in the Advisor’s judgment, eligible foreign securities of the Portfolios, as applicable, do not offer expected term premiums that compare favorably with those offered by eligible U.S. Securities, such Portfolios will be invested primarily in the latter securities. The Advisor believes that expected credit premiums for the Portfolios (excluding the Municipal Portfolios) are available largely through investment in commercial paper, certificates of deposit and corporate obligations. The Advisor believes that expected credit premiums for a municipal securities portfolio (excluding California or New York municipal securities portfolios) are available largely through investment in high grade municipal securities. The Advisor believes that expected credit premiums for a California or New York municipal securities portfolio are available through investment in municipal securities that may include certain securities that are below investment grade, also known as “junk bonds.” In addition, in certain circumstances, a Municipal Portfolio may favor securities issued by states with relatively lower or no income tax, to the extent consistent with its 80% policy. The holding period for assets of the Portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs. With respect to the Municipal Portfolios, the Advisor may also consider potential realized and unrealized capital gains.

The One-Year Portfolio, Two-Year Portfolio, Two-Year Government Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Short-Term Government Portfolio, Five-Year Global Portfolio, Short-Term Extended Quality Portfolio, Targeted Credit Portfolio and Short-Duration Real Return Portfolio may engage in

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frequent trading of portfolio securities and, therefore, are expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Portfolios generally acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

The World ex U.S. Government Portfolio invests in obligations issued or guaranteed primarily by non-U.S. government issuers and supranational organizations and their agencies, however, the Portfolio may also hold a small percentage of its assets in obligations of the U.S. Government and its agencies. The Portfolio may also acquire repurchase agreements backed by banks or U.S. Government securities.

Duration, as discussed with respect to a Portfolio’s investment policy regarding duration, is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%. In general, greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. Securities are considered investment grade if the issuer has received a rating of BBB- or better by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 or better by Moody’s Investor’s Service, Inc. (“Moody’s”) or an equivalent rating assigned by another NRSRO.

The Global Core Plus Fixed Income Portfolio seeks to achieve its investment objective by investing, directly or through its Underlying Funds, in a universe of U.S. and foreign fixed income securities. The Global Core Plus Fixed Income Portfolio, directly or through its Underlying Funds, may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. In managing the Global Core Plus Fixed Income Portfolio, the Advisor will increase or decrease investment exposure to intermediate-term securities held directly or through Underlying Funds depending on the expected term premium and also increase or decrease investment exposure to lower-rated debt securities held directly or through Underlying Funds depending on the expected credit premium.

The Diversified Fixed Income Portfolio seeks its investment objective by investing directly or through its Underlying Funds in a universe of U.S. and foreign debt securities, including inflation-protected securities. As of the date of this Prospectus, the Portfolio invests a portion of its assets in the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds, but the Portfolio also invests a substantial portion of its assets directly.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

In making investment decisions for the Investment Grade Portfolio, the Advisor will increase or decrease exposure to intermediate-term securities depending on the expected term premium and also increase or decrease exposure to non-government securities depending on the expected credit risk premium.

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The Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio and NY Municipal Bond Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The Municipal Portfolios may also purchase pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been redeemed on a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by a Municipal Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities). The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolios may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolios’ principal investment strategies. In these circumstances, the Portfolios may be unable to achieve their investment objectives.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISK

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Portfolio or Underlying Fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivatives expose a Portfolio or Underlying Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio or Underlying Fund to sell or otherwise close a derivatives position could expose a Portfolio or Underlying Fund to losses and could make derivatives more difficult for a Portfolio or Underlying Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A Portfolio or Underlying Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Portfolio’s or Underlying Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio or Underlying Fund could lose more than the principal amount invested.

Municipal Project-Specific Risk: The risk that a Municipal Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation). A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

State-Specific Risk: To the extent a Municipal Portfolio focuses its investments primarily in municipal securities of a single state, the value of the Municipal Portfolio’s investments will be highly sensitive to events affecting the

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fiscal stability of that particular state and its agencies, municipalities, authorities and other instrumentalities that issue securities. These events may include economic or political policy changes, tax base erosion, state limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state’s municipal issuers. A negative change in any one of these or other areas could affect the ability of the state’s municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a particular state can be unpredictable and can change at any time. For these reasons, an investment in a Municipal Portfolio that focuses its investments primarily in municipal securities of a single state involves more risk than an investment in a fund that does not focus on municipal securities of a single state.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

Securities Loans

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (each, a “Fund” and together, the “Funds”) could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

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Securities Lending Revenue

For the fiscal year ended October 31, 2017, the following Portfolios received net revenues from a securities lending program (see “SECURITIES LOANS”):

Portfolio	Net Revenue	Percentage of Net Assets
One-Year Portfolio	$219,826	0.00%
Two-Year Portfolio	$1,253	0.00%
Two-Year Global Portfolio	$146,801	0.00%
Selectively Hedged Global Portfolio	$57,419	0.01%
Five-Year Global Portfolio	$398,303	0.00%
Short-Term Extended Quality Portfolio	$251,191	0.00%
Intermediate-Term Extended Quality Portfolio	$309,340	0.02%
Targeted Credit Portfolio	$70,137	0.02%
Investment Grade Portfolio	$1,398,806	0.02%
Short-Duration Real Return Portfolio	$243,412	0.02%

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of such Portfolio.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for each Portfolio (excluding the DFA One-Year Fixed Income Portfolio and the DFA Short-Term Government Portfolio) since its inception. Mr. Plecha has been responsible for each of the DFA One-Year Fixed Income Portfolio and the DFA Short-Term Government Portfolio since 1989.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for each Portfolio (excluding the DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income

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Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio) since 2012. Mr. Kolerich has been responsible for each of the DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio since its inception.

Mr. Meldau is a Portfolio Manager and Vice President of the Advisor. Mr. Meldau holds an MBA from Wake Forest University and a BSBA from Appalachian State University. Mr. Meldau joined the Advisor in 2011, has been a portfolio manager since 2011, and has been responsible for the DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio since 2015, the DFA NY Municipal Bond Portfolio since 2016, the DFA MN Municipal Bond Portfolio since 2018 and the DFA California Municipal Real Return Portfolio since its inception.

Ms. Noble is a Portfolio Manager and Vice President of the Advisor. Ms. Noble holds an MBA from Texas Christian University and a BS from Louisiana Tech University. Ms. Noble joined the Advisor in 2008, has been a portfolio manager since 2008, and has been responsible for the DFA One-Year Fixed Income Portfolio since 2016 and the DFA Two-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio since 2018.

Mr. Hutchison is a Portfolio Manager of the Advisor. Mr. Hutchison holds an MBA from Drake University and a BBA from Texas Tech University. Mr. Hutchison joined the Advisor in 2006, has been a portfolio manager since 2013, and has been responsible for the DFA Two-Year Government Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA LTIP Portfolio and DFA Inflation-Protected Securities Portfolio since 2016.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. A discussion regarding the basis for the Boards of Trustees/Directors approving the Investment Management Agreements with respect to the Portfolios is available in the semi-annual reports for the Portfolios for the fiscal period ending April 30, 2017. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602 billion.

Each Fund bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by a Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration

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oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2017 or, with respect to the Global Core Plus Fixed Income Portfolio and MN Municipal Bond Portfolio, the anticipated fees to be incurred by such Portfolio for the services provided by the Advisor for the first full fiscal year. The “Management Fee” listed in the table for the Portfolios provides the investment management fee that was payable by the respective Portfolio to the Advisor. The Advisor, not the Portfolios listed below, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to the One-Year Portfolio, Two-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Global Core Plus Fixed Income Portfolio, Investment Grade Portfolio, Diversified Fixed Income Portfolio, LTIP Portfolio, Short-Duration Real Return Portfolio, Municipal Real Return Portfolio, California Municipal Real Return Portfolio, Municipal Bond Portfolio, MN Municipal Bond Portfolio and NY Municipal Bond Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

Manager of Managers Structure

The Advisor and the Funds have received an exemptive order from the SEC for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). A Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the One-Year Portfolio, Two-Year Portfolio, Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Global Core Plus Fixed Income Portfolio, Investment Grade Portfolio, Diversified Fixed Income Portfolio, LTIP Portfolio, Short-Duration Real Return Portfolio, Municipal Real Return Portfolio, California Municipal Real Return Portfolio, Municipal Bond Portfolio, MN Municipal Bond Portfolio or NY Municipal Bond Portfolio (the “MOM-Eligible Portfolios”). As described above, DFA Australia and/or DFAL,

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each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to each MOM-Eligible Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a MOM-Eligible Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of a Portfolio, the Funds may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to Institutional Class shareholders of the Portfolio. For the array of services provided to Institutional Class shareholders of a Portfolio, the Funds may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Selectively Hedged Global Portfolio, World ex U.S. Government Portfolio, Short-Term Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Investment Grade Portfolio, Diversified Fixed Income Portfolio, LTIP Portfolio, Inflation-Protected Portfolio, Short-Duration Real Return Portfolio, Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio, MN Municipal Bond Portfolio and NY Municipal Bond Portfolio (each, a “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees and in certain instances assume certain expenses of the Portfolios, as described below. Each Fee Waiver Agreement described below will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Each Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

DFA Selectively Hedged Global Portfolio

DFA World ex U.S. Government Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

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DFA California Intermediate-Term Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Selectively Hedged Global Portfolio	0.25%
World ex U.S. Government Portfolio	0.20%
Short-Term Extended Quality Portfolio	0.22%
Intermediate-Term Extended Quality Portfolio	0.22%
Targeted Credit Portfolio	0.20%
LTIP Portfolio	0.15%
Inflation-Protected Portfolio	0.20%
Municipal Real Return Portfolio	0.27%
Municipal Bond Portfolio	0.23%
Intermediate-Term Municipal Bond Portfolio	0.23%
California Short-Term Municipal Bond Portfolio	0.30%
California Intermediate-Term Municipal Bond Portfolio	0.23%
MN Municipal Bond Portfolio	0.32%
NY Municipal Bond Portfolio	0.25%

DFA Short-Term Government Portfolio

DFA Short-Term Municipal Bond Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the following Portfolios so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected below for a class of each such Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount identified below. A Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Short-Term Government Portfolio	0.20%
Short-Term Municipal Bond Portfolio	0.30%

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DFA Investment Grade Portfolio

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Investment Grade Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to no more than 0.22% of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

DFA Diversified Fixed Income Portfolio

DFA Global Core Plus Fixed Income Portfolio

DFA California Municipal Real Return Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the following Portfolios (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the following percentages of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Diversified Fixed Income Portfolio	0.15%
Global Core Plus Fixed Income Portfolio	0.30%
California Municipal Real Return Portfolio	0.30%

DFA Short-Duration Real Return Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Short-Duration Real Return Portfolio’s management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.24% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to

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reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income are distributed monthly by the One-Year Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Municipal Real Return Portfolio, California Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio, MN Municipal Bond Portfolio and NY Municipal Bond Portfolio; distributed quarterly by the Two-Year Portfolio ,Two-Year Government Portfolio, Two-Year Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Government Portfolio, Intermediate Government Portfolio, Global Core Plus Fixed Income Portfolio, Investment Grade Portfolio, Diversified Fixed Income Portfolio, LTIP Portfolio and Inflation-Protected Portfolio; and distributed annually by the Selectively Hedged Global Portfolio and Short-Duration Real Return Portfolio. The Two-Year Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Intermediate Government Portfolio, Selectively Hedged Global Portfolio, LTIP Portfolio, and Inflation-Protected Portfolio and any other Portfolio that becomes an investment option for the Advisor’s funds of funds in the future may make an additional dividend distribution from net investment income in October of each year. Any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Net Investment Income Distribution

Portfolio	Annually	Quarterly	Monthly
One-Year Portfolio			X
Two-Year Portfolio		X
Two-Year Government Portfolio		X
Two-Year Global Portfolio		X
Selectively Hedged Global Portfolio	X
Five-Year Global Portfolio		X
World ex U.S. Government Portfolio		X
Short-Term Government Portfolio		X
Intermediate Government Portfolio		X

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Net Investment Income Distribution

Portfolio	Annually	Quarterly	Monthly
Short-Term Extended Quality Portfolio			X
Intermediate-Term Extended Quality Portfolio			X
Targeted Credit Portfolio			X
Global Core Plus Fixed Income Portfolio		X
Investment Grade Portfolio		X
Diversified Fixed Income Portfolio		X
LTIP Portfolio		X
Inflation-Protected Portfolio		X
Short-Duration Real Return Portfolio	X
Municipal Real Return Portfolio			X
California Municipal Real Return Portfolio			X
Municipal Bond Portfolio			X
Short-Term Municipal Bond Portfolio			X
Intermediate-Term Municipal Bond Portfolio			X
California Short-Term Municipal Bond Portfolio			X
California Intermediate-Term Municipal Bond Portfolio			X
MN Municipal Bond Portfolio			X
NY Municipal Bond Portfolio			X

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information. Also, unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Portfolio invested in an Underlying Fund, its pro rata share of the dividends and distributions paid by such Underlying Fund.

In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. Because the income of each Portfolio primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Portfolio is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

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Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

A Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolios’ default method of average cost, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes. To the extent an Underlying Fund invests in U.S. Government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax

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certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, exempt-interest dividends, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations for Municipal Portfolios

Exempt-Interest Dividends. In the case of the Municipal Portfolios, most portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, the Municipal Portfolios may not be suitable investments for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be taxable in states that impose corporate franchise taxes, corporate income taxes, or both, and they should consult with their tax advisors about the taxability of this income before investing in any of the Municipal Portfolios. In addition, many states require that the portion of a Portfolio’s income that is exempt from taxation be specifically designated.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. In addition, the Municipal Portfolios do not currently intend to invest their assets in municipal securities whose interest is subject to the federal alternative minimum tax.

While each Municipal Portfolio endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Municipal Portfolio’s shares, to decline. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

Taxable Income Dividends. Although the Municipal Portfolios attempt to invest all of their assets in tax-exempt securities, it is possible, although not anticipated, that a portion of their assets may be invested in securities that pay taxable interest. These investments could generate taxable income for shareholders. The Municipal Portfolios may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Portfolio distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

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Capital Gain Distributions. The Municipal Portfolios also may realize net long-term capital gains from the sale of portfolio securities. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Residents of California. Exempt-interest dividends paid by the California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio and California Municipal Real Return Portfolio (the “California Municipal Bond Portfolios”) are excluded from California taxable income for purposes of the California personal income tax if:

•	the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

•	the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Portfolio receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•	the Portfolio properly reports the dividends as California exempt-interest dividends in a written notice mailed to shareholders.

Each of the California Municipal Bond Portfolios may report dividends as exempt-interest dividends (and therefore exempt from California income tax), only if:

•	it qualifies as a regulated investment company under the Code; and

•	at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from the California Municipal Bond Portfolios, including exempt-interest dividends, may be taxable to shareholders that are subject to the California Corporation Franchise Tax.

Residents of New York. Exempt-interest dividends paid by the Portfolio are exempt taxable income for purposes of the New York state personal income tax and the New York City personal income tax if the dividends are excluded from gross income for federal income tax purposes and if the dividends are derived from interest on:

•	obligations of the State of New York or its political subdivisions;

•	qualifying obligations of U.S. territories and possessions.

Shareholders that are subject to the New York State and New York City franchise taxes on business corporations and insurance companies should consult their tax advisers regarding the taxation of distributions attributable to or the value of shares of the Portfolio.

Residents of Minnesota. Exempt-interest dividends paid by the MN Municipal Bond Portfolio are exempt from taxable income for purposes of the Minnesota individual income tax provided that (i) such dividends are derived from tax-exempt interest on obligations of Minnesota and its political subdivisions, (ii) such dividends are excluded from gross income for federal income tax purposes, and (iii) the exempt-interest dividends from tax-exempt obligations of Minnesota and its political subdivisions represent 95% or more of the total exempt-interest dividends (including the portion of exempt-interest dividends exempt from state taxation under the laws of the United States) paid to shareholders by the Portfolio. If at least 95% of the total exempt-interest dividends are derived from municipal securities issued by Minnesota and its political subdivisions, only the portion of such exempt-interest dividends derived from governments outside of Minnesota is taxable for Minnesota individual income tax purposes. If less than 95% of the total exempt-interest dividends are derived from obligations of the state of Minnesota and its political subdivisions, the full amount of such exempt-interest the dividends is taxable for Minnesota individual income tax purposes. As a matter of policy, the MN Municipal Bond Portfolio will seek to earn at least 95% of its income from interest on municipal securities issued by Minnesota and its political subdivisions.

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Dividends attributable to interest derived from qualifying obligations of the U.S. may be excluded from Minnesota regular taxable income to the extent such interest was included in federal taxable income (however such obligations and the dividends therefrom could affect the ability of the MN Municipal Bond Portfolio to satisfy the above-referenced 95% requirement with respect to obligations of Minnesota and its political subdivisions).

Exempt-interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Distributions from the MN Municipal Bond Portfolio, including exempt-interest dividends, may be subject to the Minnesota franchise tax imposed on corporations.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase of Shares

CASH PURCHASES

Investors who do not already have an agreement in place with a Fund may purchase shares of any Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167. Investors that invest through a financial intermediary should contact such intermediary with regard to purchase instructions. With respect to the Two-Year Portfolio and the Two-Year Government Portfolio, clients of LWIF should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of the proposed investment. Shares of the Two Year-Portfolio and the Two-Year Government Portfolio that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Investors that are clients of LWIF may also be subject to investment advisory fees under their own arrangements with LWIF. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Portfolios generally are available for investment only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts, or other entities. For purposes of this limitation, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and other entities must have a U.S. address of record. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Payment

Payment of the total amount due should be made in U.S. dollars. If your payment is not received on settlement date, your purchase may be canceled. If an order to purchase shares must be canceled due to nonpayment, the

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purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, a Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Purchase by wire or check

Wire. Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by wire after providing notification to the transfer agent by an approved method. The transfer agent can be reached by phone at (888) 576-1167. Notification must include the account number, account name, Portfolio number, trade date and purchase amount. On or before settlement date, the investor paying by wire must request their bank to transmit immediately available funds (federal funds) by wire to the Fund’s custodian for the account of DFA Investment Dimensions Group Inc. (specify the Portfolio or, with regard to purchases of the Two-Year Portfolio or the Two-Year Government Portfolio, for the account of Dimensional Investment Group Inc.). Additional investments also may be made through the wire procedure by first notifying the transfer agent. If your payment is not received on settlement date, your purchase may be canceled.

Check. Investors who wish to purchase shares of any Portfolio by check should first call the Portfolio’s transfer agent at (888) 576-1167 for additional instructions. Checks should be made payable to Dimensional Funds. Reference the name of the Portfolio in which you wish to invest.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities that are eligible for acquisition by the Portfolios or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Funds’ policies or procedures or in exchange for local currencies in which such securities of the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Global Core Plus Fixed Income Portfolio (or its international or global Underlying Funds), Investment Grade Portfolio, Diversified Fixed Income Portfolio (or its international or global Underlying Funds) LTIP Portfolio or Short-Duration Real Return Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the applicable Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of a Portfolio with local currencies should first contact the Advisor.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Underlying Funds) and current market values are available for such securities based on a Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or Underlying Fund may not exceed 5% of the net assets of the Portfolio or Underlying Fund immediately after the transaction, however, this last limitation does not apply to the Five-Year Global Portfolio.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors

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interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Policy Regarding Excessive or Short-Term Trading

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Boards of Directors of the Funds (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if a Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Funds and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by a Fund, Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that a Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

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The Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Funds and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

The One-Year Portfolio is managed for both long-term investors and investors who may invest in the One-Year Portfolio on a short-term basis. Dimensional and DFA Investment Dimensions Group Inc. do not apply the purchase blocking procedures and may allow more frequent purchases and sales of shares by an investor in the One-Year Portfolio than in the shares of other Portfolios, in circumstances where the investor’s trading activity is not excessive and overly disruptive to the Portfolio and portfolio management strategies, or undertaken for prohibited purposes (including market timing). In monitoring this activity, Dimensional, in its discretion, may determine that an investor’s frequent purchases and sales of shares of the One-Year Portfolio are excessive and overly disruptive, or undertaken for prohibited purposes (including market timing), and therefore, inconsistent with the interests of the Portfolio’s other shareholders. In those instances, Dimensional may refuse to process additional purchases or exchanges of shares of the One-Year Portfolio by the investor. Permitting investors to purchase shares of the One-Year Portfolio for short-term purposes may increase the costs of the Portfolio and negatively impact the performance of the Portfolio.

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In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios do not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value per share of each Portfolio is calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. Each Portfolio generally calculates its net asset value per share and accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of shares of each Portfolio will fluctuate in relation to its investment experience. Securities held by a Portfolio will be valued in accordance with applicable laws and procedures adopted by the Board, and generally, as described below.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities using data reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of a Portfolio for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of the Fund. Fair value pricing also may be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by a Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Investment Grade Portfolio, LTIP Portfolio and Short-Duration Real Return Portfolio (and, to the extent they invest directly, the Diversified Fixed Income Portfolio and

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the Global Core Plus Fixed Income Portfolio) are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since these Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio does not price its shares, the net asset values of these Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio is determined each day as of such close.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board.

PUBLIC OFFERING PRICE

Provided that the transfer agent or, with respect to the Two-Year Portfolio and the Two-Year Government Portfolio, LWIF, as applicable, has received the investor’s purchase order in good order as described in “PURCHASE OF SHARES,” shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such order. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

When authorized by a Fund, certain financial institutions purchasing a Portfolio’s shares on behalf of customers or plan participants may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by a Fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be cancelled. The financial institution is responsible for any costs or losses incurred by a Fund if payment is not received or delayed.

Exchange of Shares

Investors may exchange shares of one Portfolio for shares of another Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed exchange, and then sending a letter of instruction to the transfer agent by an approved method. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

With respect to the Two-Year Portfolio and the Two-Year Government Portfolio, an investor that is a client of LWIF may exchange shares of a Portfolio for those of another portfolio of the Funds by first contacting LWIF and completing the documentation required by LWIF and the Advisor. Exchanges are accepted only into those portfolios of the Funds that are eligible for the exchange privilege. Investors that are clients of LWIF should contact LWIF for a list of those portfolios of the Funds that accept exchanges and the minimum amount required for exchanges into the portfolios.

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Exchanges are accepted into those Portfolios that are eligible for the exchange privilege, subject to the purchase requirement set forth in the applicable Portfolio’s prospectus. Investors may contact the transfer agent at the above-listed phone number for more information on such exchanges, for a list of those Portfolios that accept exchanges, and to request a copy of the prospectuses of other Portfolios of the Funds that may be offered in an exchange. There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect a Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor’s state of residence.

Redemption of Shares

REDEMPTION PROCEDURE

Investors who desire to redeem shares of a Portfolio must first contact the Portfolio’s transfer agent at (888) 576-1167. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. With respect to the Two-Year Portfolio and the Two-Year Government Portfolio, an investor that is a client of LWIF who desires to redeem shares of a Portfolio must furnish a redemption request to LWIF in the form required by LWIF. Each Portfolio will redeem shares at the net asset value of such shares next determined, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the redemption date.

Under certain conditions, Portfolios may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Shareholders redeeming shares who do not already have an agreement in place with a Fund and have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are to be wired to a bank account that differs from the standing instructions on file, or paid by check to an address other than the address of record, the transfer agent may request a Medallion Signature Guarantee. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal

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Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Each Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by a Fund to receive orders). For accounts held through certain intermediaries designated by a Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and a Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of a Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until a Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. Each Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, a Portfolio may use other methods to meet redemptions, including the use of a line of credit or participating in an interfund lending program in reliance on exemptive relief from the SEC. In addition, as described below, each Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of a Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

With respect to each Portfolio, the Funds reserve the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds and pursuant to policies and procedures adopted by the Fund to prevent shareholder discrimination and unfairness. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors may also incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Two-Year Global Portfolio, Selectively Hedged Global Portfolio, Five-Year Global Portfolio, World ex U.S. Government Portfolio, Short-Term Extended Quality Portfolio, Intermediate-Term Extended Quality Portfolio, Targeted Credit Portfolio, Global Core Plus Fixed Income Portfolio (or its corresponding Underlying Funds), Investment Grade Portfolio, Diversified Fixed Income Portfolio (or its corresponding Underlying Funds), LTIP Portfolio and Short-Duration Real Return Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

165

Disclosure of Portfolio Holdings

Each Portfolio and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund as of the most recent month-end, online at the Advisor’s public Web site, http://us.dimensional.com, within 20 days after the end of each month. Each Portfolio and Underlying Fund also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s or Underlying Fund’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Underlying Funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

166

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.31	$10.32	$10.32	$10.33	$10.35
Income From Investment Operations
Net Investment Income (Loss)#	0.11	0.07	0.04	0.03	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	—	0.01	—	—
Total From Investment Operations	0.09	0.07	0.05	0.03	0.04
Less Distributions
Net Investment Income	(0.11)	(0.07)	(0.04)	(0.03)	(0.04)
Net Realized Gains	—	(0.01)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.11)	(0.08)	(0.05)	(0.04)	(0.06)
Net Asset Value, End of Year	$10.29	$10.31	$10.32	$10.32	$10.33
Total Return	0.86%	0.70%	0.44%	0.28%	0.43%
Net Assets, End of Year (thousands)	$7,458,011	$6,985,789	$7,306,008	$8,455,559	$8,089,711
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.08%	0.69%	0.38%	0.30%	0.38%
Portfolio Turnover Rate	86%	64%	81%	72%	62%
#	Computed using average shares outstanding.

167

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.00	$10.02	$10.02	$10.02	$10.07
Income From Investment Operations
Net Investment Income (Loss)#	0.11	0.08	0.04	0.02	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	(0.01)	0.02	0.01	—
Total from Investment Operations	0.09	0.07	0.06	0.03	0.03
Less Distributions
Net Investment Income	(0.11)	(0.07)	(0.04)	(0.02)	(0.03)
Net Realized Gains	—	(0.02)	(0.02)	(0.01)	(0.05)
Total Distributions	(0.11)	(0.09)	(0.06)	(0.03)	(0.08)
Net Asset Value, End of Year	$9.98	$10.00	$10.02	$10.02	$10.02
Total Return	0.92%	0.74%	0.57%	0.31%	0.26%
Net Assets, End of Year (thousands)	$78,815	$81,168	$91,779	$98,961	$94,726
Ratio of Expenses to Average Net Assets	0.24%	0.29%	0.29%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.14%	0.75%	0.43%	0.20%	0.27%
Portfolio Turnover Rate	115%	93%	238%	122%	57%
#	Computed using average shares outstanding.

168

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Two-Year Government Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$9.88	$9.90	$9.92	$9.91	$9.96
Income From Investment Operations
Net Investment Income (Loss)#	0.09	0.05	0.03	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)	0.01	0.01	0.03	0.02
Total from Investment Operations	0.02	0.06	0.04	0.04	0.03
Less Distributions
Net Investment Income	(0.09)	(0.05)	(0.03)	(0.01)	(0.01)
Net Realized Gains	—	(0.03)	(0.03)	(0.02)	(0.07)
Total Distributions	(0.09)	(0.08)	(0.06)	(0.03)	(0.08)
Net Asset Value, End of Year	$9.81	$9.88	$9.90	$9.92	$9.91
Total Return	0.19%	0.58%	0.38%	0.39%	0.26%
Net Assets, End of Year (thousands)	$112,934	$115,499	$133,648	$145,231	$145,205
Ratio of Expenses to Average Net Assets	0.23%	0.28%	0.28%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.93%	0.55%	0.31%	0.12%	0.05%
Portfolio Turnover Rate	176%	118%	262%	225%	160%
#	Computed using average shares outstanding.

169

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$9.99	$9.96	$10.02	$10.06	$10.13
Income From Investment Operations
Net Investment Income (Loss)#	0.12	0.08	0.05	0.05	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	—	—	—	—
Total From Investment Operations	0.09	0.08	0.05	0.05	0.05
Less Distributions
Net Investment Income	(0.09)	(0.05)	(0.10)	(0.08)	(0.10)
Net Realized Gains	—	—	(0.01)	(0.01)	(0.02)
Total Distributions	(0.09)	(0.05)	(0.11)	(0.09)	(0.12)
Net Asset Value, End of Year	$9.99	$9.99	$9.96	$10.02	$10.06
Total Return	0.95%	0.81%	0.56%	0.51%	0.51%
Net Assets, End of Year (thousands)	$5,201,650	$4,724,757	$5,360,173	$6,188,952	$5,552,198
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.17%	0.18%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.21%	0.79%	0.54%	0.51%	0.54%
Portfolio Turnover Rate	121%	87%	125%	99%	123%
#	Computed using average shares outstanding.

170

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$9.72	$9.41	$10.00	$10.21	$10.41
Income From Investment Operations
Net Investment Income (Loss)#	0.17	0.17	0.15	0.15	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)	0.24	(0.59)	(0.22)	(0.11)
Total From Investment Operations	0.09	0.41	(0.44)	(0.07)	0.06
Less Distributions
Net Investment Income	(0.15)	(0.10)	(0.15)	(0.12)	(0.25)
Net Realized Gains	—	—	—	(0.02)	(0.01)
Total Distributions	(0.15)	(0.10)	(0.15)	(0.14)	(0.26)
Net Asset Value, End of Year	$9.66	$9.72	$9.41	$10.00	$10.21
Total Return	1.00%	4.44%	(4.42)%	(0.72)%	0.52%
Net Assets, End of Year (thousands)	$1,137,725	$988,751	$995,914	$1,099,647	$985,287
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.75%	1.55%	1.46%	1.62%
Portfolio Turnover Rate	52%	54%	56%	48%	99%
#	Computed using average shares outstanding.

171

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$11.16	$11.08	$11.06	$11.14	$11.28
Income From Investment Operations
Net Investment Income (Loss)#	0.18	0.18	0.17	0.15	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)	0.10	0.07	0.05	(0.05)
Total From Investment Operations	0.10	0.28	0.24	0.20	0.07
Less Distributions
Net Investment Income	(0.19)	(0.17)	(0.20)	(0.13)	(0.10)
Net Realized Gains	(0.04)	(0.03)	(0.02)	(0.15)	(0.11)
Total Distributions	(0.23)	(0.20)	(0.22)	(0.28)	(0.21)
Net Asset Value, End of Year	$11.03	$11.16	$11.08	$11.06	$11.14
Total Return	0.95%	2.63%	2.22%	1.90%	0.63%
Net Assets, End of Year (thousands)	$14,085,116	$12,597,375	$11,237,965	$9,818,116	$7,851,561
Ratio of Expenses to Average Net Assets	0.27%	0.27%	0.27%	0.27%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.27%	0.27%	0.27%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.60%	1.55%	1.34%	1.05%
Portfolio Turnover Rate	69%	41%	51%	62%	72%
#	Computed using average shares outstanding.

172

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA World ex U.S. Government Fixed Income Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$10.37	$10.48	$10.81	$10.31	$10.56
Income From Investment Operations
Net Investment Income (Loss)#	0.10	0.11	0.14	0.19	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.50	0.27	0.60	(0.14)
Total From Investment Operations	0.12	0.61	0.41	0.79	0.02
Less Distributions
Net Investment Income	(0.25)	(0.71)	(0.69)	(0.29)	(0.17)
Net Realized Gains	(0.02)	(0.01)	(0.05)	—	(0.10)
Total Distributions	(0.27)	(0.72)	(0.74)	(0.29)	(0.27)
Net Asset Value, End of Period	$10.22	$10.37	$10.48	$10.81	$10.31
Total Return	1.31%	6.26%	3.93%	7.93%	0.23%
Net Assets, End of Period (thousands)	$933,640	$772,664	$567,118	$355,241	$240,733
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.21%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.09%	1.37%	1.81%	1.53%
Portfolio Turnover Rate	51%	48%	27%	41%	44%
#	Computed using average shares outstanding.

173

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Short-Term Government Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.75	$10.75	$10.69	$10.70	$10.88
Income From Investment Operations
Net Investment Income (Loss)#	0.12	0.11	0.10	0.08	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	0.04	0.07	—	(0.08)
Total From Investment Operations	(0.01)	0.15	0.17	0.08	—
Less Distributions
Net Investment Income	(0.12)	(0.11)	(0.09)	(0.07)	(0.09)
Net Realized Gains	(0.03)	(0.04)	(0.02)	(0.02)	(0.09)
Total Distributions	(0.15)	(0.15)	(0.11)	(0.09)	(0.18)
Net Asset Value, End of Year	$10.59	$10.75	$10.75	$10.69	$10.70
Total Return	(0.10)%	1.40%	1.65%	0.83%	(0.03)%
Net Assets, End of Year (thousands)	$2,221,841	$2,094,510	$2,144,989	$2,061,710	$1,780,576
Ratio of Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.02%	0.90%	0.75%	0.78%
Portfolio Turnover Rate	34%	51%	82%	40%	37%
#	Computed using average shares outstanding.

174

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$12.86	$12.67	$12.60	$12.52	$13.13
Income From Investment Operations
Net Investment Income (Loss)#	0.26	0.26	0.27	0.29	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.39)	0.24	0.13	0.08	(0.58)
Total From Investment Operations	(0.13)	0.50	0.40	0.37	(0.27)
Less Distributions
Net Investment Income	(0.25)	(0.25)	(0.27)	(0.29)	(0.32)
Net Realized Gains	(0.03)	(0.06)	(0.06)	—	(0.02)
Total Distributions	(0.28)	(0.31)	(0.33)	(0.29)	(0.34)
Net Asset Value, End of Year	$12.45	$12.86	$12.67	$12.60	$12.52
Total Return	(0.93)%	3.95%	3.25%	3.00%	(2.09)%
Net Assets, End of Year (thousands)	$4,629,841	$3,811,636	$3,378,949	$4,021,616	$3,665,838
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.06%	2.01%	2.17%	2.30%	2.45%
Portfolio Turnover Rate	12%	17%	19%	29%	6%
#	Computed using average shares outstanding.

175

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$10.90	$10.82	$10.86	$10.86	$10.98
Income From Investment Operations
Net Investment Income (Loss)#	0.20	0.19	0.17	0.16	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)	0.10	(0.01)	—	(0.09)
Total From Investment Operations	0.13	0.29	0.16	0.16	0.08
Less Distributions
Net Investment Income	(0.18)	(0.19)	(0.19)	(0.14)	(0.18)
Net Realized Gains	—	(0.02)	(0.01)	(0.02)	(0.02)
Total Distributions	(0.18)	(0.21)	(0.20)	(0.16)	(0.20)
Net Asset Value, End of Period	$10.85	$10.90	$10.82	$10.86	$10.86
Total Return	1.19%	2.70%	1.48%	1.44%	0.79%
Net Assets, End of Period (thousands)	$5,559,764	$4,723,470	$3,896,233	$3,822,894	$2,632,084
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.77%	1.58%	1.45%	1.57%
Portfolio Turnover Rate	23%	25%	28%	23%	19%
#	Computed using average shares outstanding.

176

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$10.97	$10.67	$10.80	$10.50	$11.10
Income From Investment Operations
Net Investment Income (Loss)#	0.33	0.32	0.33	0.33	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)	0.37	(0.04)	0.28	(0.59)
Total From Investment Operations	0.22	0.69	0.29	0.61	(0.28)
Less Distributions
Net Investment Income	(0.32)	(0.34)	(0.37)	(0.31)	(0.31)
Net Realized Gains	(0.02)	(0.05)	(0.05)	—	(0.01)
Total Distributions	(0.34)	(0.39)	(0.42)	(0.31)	(0.32)
Net Asset Value, End of Period	$10.85	$10.97	$10.67	$10.80	$10.50
Total Return	2.05%	6.61%	2.66%	5.91%	(2.62)%
Net Assets, End of Period (thousands)	$1,804,891	$1,414,041	$1,068,817	$2,133,894	$1,391,394
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.03%	2.99%	3.05%	3.06%	2.88%
Portfolio Turnover Rate	18%	28%	30%	23%	10%
#	Computed using average shares outstanding.

177

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Targeted Credit Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Period May 20, 2015** to Oct. 31, 2015
Net Asset Value, Beginning of Period	$10.08	$9.96	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.22	0.21	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.12	(0.06)
Total from Investment Operations	0.19	0.33	0.02
Less Distributions
Net Investment Income	(0.21)	(0.21)	(0.06)
Net Realized Gains	—	—	—
Total Distributions	(0.21)	(0.21)	(0.06)
Net Asset Value, End of Period	$10.06	$10.08	$9.96
Total Return	1.94%	3.39%	0.18	%†
Net Assets, End of Period (thousands)	$514,588	$356,579	$220,608
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20	%^*
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.23%	0.24%	0.28	%^*
Ratio of Net Investment Income to Average Net Assets	2.25%	2.06%	1.81	%^*
Portfolio Turnover Rate	41%	21%	2	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
**	Commencement of operations.

178

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Investment Grade Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014		Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$11.04	$10.80	$10.76	$10.57		$10.99
Income From Investment Operations
Net Investment Income (Loss)#	0.25	0.24	0.27	0.26		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	0.25	0.02	0.18		(0.42)
Total From Investment Operations	0.09	0.49	0.29	0.44		(0.17)
Less Distributions
Net Investment Income	(0.23)	(0.22)	(0.25)	(0.25)		(0.24)
Net Realized Gains	—	(0.03)	—	—		(0.01)
Total Distributions	(0.23)	(0.25)	(0.25)	(0.25)		(0.25)
Net Asset Value, End of Period	$10.90	$11.04	$10.80	$10.76		$10.57
Total Return	0.86%	4.62%	2.77%	4.29%		(1.58)%
Net Assets, End of Period (thousands)	$8,185,290	$6,193,789	$4,153,194	$2,433,057		$1,442,269
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22	%*	0.22%*
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.38%	0.40	%*	0.41%*
Ratio of Net Investment Income to Average Net Assets	2.32%	2.20%	2.49%	2.40	%*	2.30%*
Portfolio Turnover Rate	18%	7%	52%	N/A		N/A
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

179

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio

	Year Ended Oct. 31, 2017	Period Aug. 10, 2016** to Oct. 31, 2016
Net Asset Value, Beginning of Period	$9.92	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.15	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	(0.08)
Total from Investment Operations	(0.01)	(0.06)
Less Distributions
Net Investment Income	(0.15)	(0.02)
Net Realized Gains	—	—
Total Distributions	(0.15)	(0.02)
Net Asset Value, End of Year	$9.76	$9.92
Total Return	(0.05)%	(0.64	)%†
Net Assets, End of Year (thousands)	$530,016	$112,561
Ratio of Expenses to Average Net Assets	0.15%	0.15	%*^@
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.29%	0.45	%*^@
Ratio of Net Investment Income to Average Net Assets	1.56%	0.91	%^@
Portfolio Turnover Rate	5%	0%
#	Computed using average shares outstanding.
†	Non-annualized.
^	Annualized.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.
**	Commencement of operations.
@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

180

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout the period)

	DFA LTIP Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$9.81	$8.67	$9.50	$8.80	$11.38
Income From Investment Operations
Net Investment Income (Loss)#	0.25	0.26	0.05	0.20	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.50)	1.03	(0.81)	0.86	(2.60)
Total From Investment Operations	(0.25)	1.29	(0.76)	1.06	(2.45)
Less Distributions
Net Investment Income	(0.24)	(0.15)	(0.07)	(0.36)	(0.13)
Net Realized Gains	(0.01)	—	—	—	—
Total Distributions	(0.25)	—	(0.07)	(0.36)	(0.13)
Net Asset Value, End of Period	$9.31	$9.81	$8.67	$9.50	$8.80
Total Return	(2.52)%	14.90%	(8.04)%	12.22%	(21.54)%
Net Assets, End of Period (thousands)	$124,591	$63,267	$208	$995	$1,375
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.28%	0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by the Advisor)	0.14%	0.21%	16.22%	3.63%	2.90%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.76%	0.49%	2.29%	1.50%
Portfolio Turnover Rate	2%	4%	88%	105%	120%
#	Computed using average shares outstanding.

181

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$12.09	$11.54	$11.75	$11.84	$13.00
Income From Investment Operations
Net Investment Income (Loss)#	0.25	0.16	0.06	0.22	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.29)	0.53	(0.17)	(0.06)	(1.05)
Total From Investment Operations	(0.04)	0.69	(0.11)	0.16	(0.84)
Less Distributions
Net Investment Income	(0.23)	(0.13)	(0.07)	(0.25)	(0.24)
Net Realized Gains	(0.03)	(0.01)	(0.03)	—	(0.08)
Total Distributions	(0.26)	(0.14)	(0.10)	(0.25)	(0.32)
Net Asset Value, End of Year	$11.79	$12.09	$11.54	$11.75	$11.84
Total Return	(0.26)%	5.96%	(0.98)%	1.38%	(6.59)%
Net Assets, End of Year (thousands)	$4,359,301	$3,514,067	$2,982,898	$2,722,146	$2,592,771
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.35%	0.54%	1.83%	1.68%
Portfolio Turnover Rate	16%	19%	12%	25%	26%
#	Computed using average shares outstanding.

182

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Short-Duration Real Return Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Period Nov. 5, 2013** to Oct. 31, 2014
Net Asset Value, Beginning of Period	$10.02	$9.79	$10.00	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.17	0.17	0.14	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.18	(0.26)	(0.09)
Total from Investment Operations	0.14	0.35	(0.12)	0.02
Less Distributions
Net Investment Income	(0.14)	(0.12)	(0.09)	(0.02)
Net Realized Gains	—	—	—	—
Total Distributions	(0.14)	(0.12)	(0.09)	(0.02)
Net Asset Value, End of Period	$10.02	$10.02	$9.79	$10.00
Total Return	1.42%	3.67%	(1.14)%	0.20	%†
Net Assets, End of Period (thousands)	$1,130,418	$914,956	$784,996	$632,077
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.24	%@^
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.23%	0.23%	0.23%	0.31	%@^
Ratio of Net Investment Income to Average Net Assets	1.72%	1.68%	1.38%	1.12	%@^
Portfolio Turnover Rate	35%	62%	30%	138	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
**	Commencement of operations.
@	Because of the commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

183

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Period Nov. 4, 2014** to Oct. 31, 2015
Net Asset Value, Beginning of Period	$9.93	$9.72	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.13	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.21	(0.31)
Total from Investment Operations	0.14	0.33	(0.20)
Less Distributions
Net Investment Income	(0.13)	(0.12)	(0.08)
Net Realized Gains	—	—	—
Total Distributions	(0.13)	(0.12)	(0.08)
Net Asset Value, End of Period	9.94	$9.93	$9.72
Total Return	1.42%	3.40%	(1.98	)%†
Net Assets, End of Period (thousands)	$716,821	$473,985	$184,238
Ratio of Expenses to Average Net Assets	0.23%	0.26%	0.27	%^*
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.24%	0.24%	0.35	%^*
Ratio of Net Investment Income to Average Net Assets	1.34%	1.19%	1.12	%^*
Portfolio Turnover Rate	4%	0%	0	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
**	Commencement of operations.

184

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Municipal Bond Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Period March 10, 2015** to Oct. 31, 2015
Net Asset Value, Beginning of Period	$10.22	$10.12	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.12	0.12	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.10	0.09
Total from Investment Operations	0.08	0.22	0.18
Less Distributions
Net Investment Income	(0.12)	(0.12)	(0.06)
Net Realized Gains	—	—	—
Total Distributions	(0.12)	(0.12)	(0.06)
Net Asset Value, End of Period	$10.18	$10.22	$10.12
Total Return	0.76%	2.22%	1.83	%†
Net Assets, End of Period (thousands)	$351,938	$220,721	$100,315
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.23	%^*
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.24%	0.25%	0.37	%^*
Ratio of Net Investment Income to Average Net Assets	1.17%	1.13%	1.31	%^*
Portfolio Turnover Rate	8%	2%	2	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
**	Commencement of operations.

185

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.21	$10.24	$10.23	$10.23	$10.29
Income From Investment Operations
Net Investment Income (Loss)#	0.10	0.09	0.09	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	(0.02)	0.01	—	(0.06)
Total From Investment Operations	0.07	0.07	0.10	0.09	0.04
Less Distributions
Net Investment Income	(0.10)	(0.10)	(0.09)	(0.09)	(0.10)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.10)	(0.10)	(0.09)	(0.09)	(0.10)
Net Asset Value, End of Year	$10.18	$10.21	$10.24	$10.23	$10.23
Total Return	0.67%	0.68%	1.00%	0.87%	0.42%
Net Assets, End of Year (thousands)	$2,531,941	$2,103,981	$2,199,837	$2,206,915	$1,780,699
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.96%	0.92%	0.90%	0.88%	0.98%
Portfolio Turnover Rate	16%	11%	18%	30%	24%
#	Computed using average shares outstanding.

186

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$10.25	$10.17	$10.10	$9.84	$10.06
Income From Investment Operations
Net Investment Income (Loss)#	0.14	0.14	0.15	0.17	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)	0.09	0.06	0.25	(0.22)
Total From Investment Operations	0.08	0.23	0.21	0.42	(0.09)
Less Distributions
Net Investment Income	(0.14)	(0.15)	(0.14)	(0.16)	(0.13)
Total Distributions	(0.14)	(0.15)	(0.14)	(0.16)	(0.13)
Net Asset Value, End of Period	$10.19	$10.25	$10.17	$10.10	$9.84
Total Return	0.75%	2.23%	2.13%	4.34%	(0.91)%
Net Assets, End of Period (thousands)	$1,667,648	$1,264,647	$910,481	$508,722	$269,514
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)	0.23%	0.22%	0.23%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.34%	1.47%	1.69%	1.36%
Portfolio Turnover Rate	4%	3%	1%	4%	0%
#	Computed using average shares outstanding.

187

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$10.33	$10.34	$10.33	$10.31	$10.34
Income From Investment Operations
Net Investment Income (Loss)#	0.09	0.09	0.08	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	(0.01)	0.01	0.01	(0.03)
Total From Investment Operations	0.07	0.08	0.09	0.10	0.07
Less Distributions
Net Investment Income	(0.09)	(0.09)	(0.08)	(0.08)	(0.10)
Total Distributions	(0.09)	(0.09)	(0.08)	(0.08)	(0.10)
Net Asset Value, End of Year	$10.31	$10.33	$10.34	$10.33	$10.31
Total Return	0.68%	0.79%	0.87%	1.02%	0.70%
Net Assets, End of Year (thousands)	$1,031,539	$880,209	$825,484	$703,773	$521,090
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.88%	0.84%	0.78%	0.83%	0.98%
Portfolio Turnover Rate	19%	20%	23%	22%	28%
#	Computed using average shares outstanding.

188

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Period	$10.62	$10.56	$10.47	$10.16	$10.30
Income From Investment Operations
Net Investment Income (Loss)#	0.14	0.15	0.17	0.18	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.07	0.08	0.30	(0.14)
Total From Investment Operations	0.10	0.22	0.25	0.48	0.01
Less Distributions
Net Investment Income	(0.14)	(0.16)	(0.16)	(0.17)	(0.15)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.14)	(0.16)	(0.16)	(0.17)	(0.15)
Net Asset Value, End of Period	$10.58	$10.62	$10.56	$10.47	$10.16
Total Return	0.97%	2.10%	2.46%	4.82%	0.08%
Net Assets, End of Period (thousands)	$347,302	$255,893	$196,624	$140,424	$97,199
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.23%	0.23%	0.23%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.42%	1.59%	1.75%	1.48%
Portfolio Turnover Rate	7%	4%	2%	14%	11%
#	Computed using average shares outstanding.

189

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

DFA MN Municipal Bond Portfolio

Period July 25, 2017** to Oct. 31, 2017
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)
Total from Investment Operations	(0.03)
Less Distributions
Net Investment Income	(0.02)
Net Realized Gains	—
Total Distributions	(0.02)
Net Asset Value, End of Period	$9.95
Total Return	(0.28	)%†
Net Assets, End of Period (thousands)	$61,259
Ratio of Expenses to Average Net Assets	0.24	%^*
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.37	%^*
Ratio of Net Investment Income to Average Net Assets	0.96	%^*
Portfolio Turnover Rate	0	%†
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
**	Commencement of operations.

190

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Period June 16, 2015 ** to Oct. 31, 2015
Net Asset Value, Beginning of Period	$10.25	$10.14	$10.00
Income from Investment Operations
Net Investment Income (Loss)#	0.11	0.11	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.12	0.12
Total from Investment Operations	0.10	0.23	0.17
Less Distributions
Net Investment Income	(0.11)	(0.12)	(0.03)
Net Realized Gains	—	—	—
Total Distributions	(0.11)	(0.12)	(0.03)
Net Asset Value, End of Period	$10.24	$10.25	$10.14
Total Return	0.94%	2.29%	1.75	%†
Net Assets, End of Period (thousands)	$91,204	$57,581	$28,985
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25	%^*
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.25%	0.34%	0.51	%^*
Ratio of Net Investment Income to Average Net Assets	1.06%	1.10%	1.25	%^*
Portfolio Turnover Rate	15%	1%	0%
#	Computed using average shares outstanding.
^	Annualized.
†	Non-annualized.
*	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
**	Commencement of operations.

191

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

Dimensional Investment Group Inc. (DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio)—Registration No. 811-6067

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-024

Prospectus

February 28, 2018

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio (DGEIX)

Global Allocation 60/40 Portfolio (DGSIX)

Global Allocation 25/75 Portfolio (DGTSX)

Institutional Class Shares

This Prospectus describes the Institutional Class shares of each Portfolio which:

Are for long-term investors.

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

Global Equity Portfolio

Investment Objective

The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Global Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement*	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$155	$291	$688

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 5% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

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Principal Investment Strategies

To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As of February 28, 2018, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2018 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.”

The Global Equity Portfolio and each Underlying Fund may purchase and sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Funds. The Global Equity Portfolio and the Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Also the Global Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Global Equity Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Global Equity Portfolio’s and the Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

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Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Global Equity Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The Global Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”

Performance

The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market

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performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Global Equity Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Global Equity Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.77% (4/09–6/09)	-23.68% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Global Equity Portfolio
Return Before Taxes	22.15%	12.64%	6.70%
Return After Taxes on Distributions	21.42%	12.06%	6.21%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.95%	9.97%	5.26%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	22.40%	11.64%	5.03%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Global Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the Global Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

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•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2003).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Global Equity Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Global Equity Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Global Equity Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Global Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Global Allocation 60/40 Portfolio

Investment Objective

The investment objective of the Global Allocation 60/40 Portfolio (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the 60/40 Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement*	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the 60/40 Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$136	$253	$596

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 19% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

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Principal Investment Strategies

To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2018, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2018 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.”

The 60/40 Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Certain fixed income Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. Certain fixed income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also the 60/40 Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and

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on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the 60/40 Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the 60/40 Portfolio’s and the Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

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Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the 60/40 Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The 60/40 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”

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Performance

The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 60/40 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the 60/40 Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the 60/40 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 60/40 Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Global Allocation 60/40 Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
15.94% (4/09–6/09)	-14.01% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Global Allocation 60/40 Portfolio
Return Before Taxes	14.04%	8.03%	5.61%
Return After Taxes on Distributions	13.25%	7.34%	4.98%
Return After Taxes on Distributions and Sale of Portfolio Shares	8.20%	6.08%	4.25%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	22.40%	11.64%	5.03%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	0.92%	0.90%	1.62%
Global 60/40 Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes on sales)	13.36%	7.35%	4.01%

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(1)	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the 60/40 Portfolio. The following individuals are responsible for coordinating the day to day management of the 60/40 Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2003).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the 60/40 Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The 60/40 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the 60/40 Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Global Allocation 25/75 Portfolio

Investment Objective

The investment objective of the Global Allocation 25/75 Portfolio (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the 25/75 Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and/or Expense Reimbursement*	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.26%
*	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the 25/75 Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$27	$119	$219	$514

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 48% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

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Principal Investment Strategies

To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income Underlying Funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2018, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2018 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.”

The 25/75 Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Certain fixed income Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. Certain fixed income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also the 25/75 Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and

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on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the 25/75 Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the 25/75 Portfolio’s and the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

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Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the 25/75 Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The 25/75 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the 25/75 Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”

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Performance

The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 25/75 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the 25/75 Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the 25/75 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 25/75 Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Global Allocation 25/75 Portfolio Institutional Class Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
7.36% (4/09–6/09)	-4.20% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Global Allocation 25/75 Portfolio
Return Before Taxes	6.64%	3.93%	4.01%
Return After Taxes on Distributions	5.84%	3.26%	3.31%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.88%	2.79%	2.91%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	22.40%	11.64%	5.03%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	0.92%	0.90%	1.62%
Global 25/75 Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes on sales)	5.94%	3.59%	2.73%

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(1)	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the 25/75 Portfolio. The following individuals are responsible for coordinating the day to day management of the 25/75 Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2003).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the 25/75 Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The 25/75 Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the 25/75 Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus are designed for long-term investors. Each Portfolio also offers one additional class of shares, Class R2 shares, which are offered to qualified investors in a separate prospectus.

Dimensional Fund Advisors LP (the “Advisor”) seeks to construct a diversified portfolio for each of the Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic issuers (the “Domestic Equity Underlying Funds”) and international issuers (the “International Equity Underlying Funds” and together with the Domestic Equity Underlying Funds, the “Equity Underlying Funds”). The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers (the “Fixed Income Underlying Funds”).

The Underlying Funds in which each Portfolio may invest, each Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

Global Equity Portfolio

The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Global Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Global Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Global Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically, the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Global Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing substantially all of its assets in Equity Underlying Funds, the Global Equity Portfolio is expected to provide the most aggressive equity exposure of the three Portfolios, and hence, corresponding level of overall risk.

As a non-fundamental investment policy, under normal circumstances, the Global Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds).

In addition to other short-term investments, the Global Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Global Allocation 60/40 Portfolio

The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed

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Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Global Equity Portfolio and 25/75 Portfolio.

In addition to other short-term investments, the 60/40 Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Global Allocation 25/75 Portfolio

The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, lower levels of overall risk.

In addition to other short-term investments, the 25/75 Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

ASSET ALLOCATION INVESTMENT APPROACH

The Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different

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proportions for the 60/40 Portfolio and 25/75 Portfolio. The target allocation of assets between Equity Underlying Funds and Fixed Income Underlying Funds, and the range of allocations for each Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global Allocation 60/40 Portfolio Allocation		Global Allocation 25/75 Portfolio Allocation

	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%-100%	60%	40%-80%	25%	5%-45%
Fixed Income Underlying Funds	0%	0%	40%	20%-60%	75%	55%-95%

Each Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Portfolios. The 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The 60/40 Portfolio’s equity risk level falls between that of the Global Equity and 25/75 Portfolios.

As of the date of this Prospectus, each Portfolio is expected to invest mainly in the Underlying Funds listed below, each an investment portfolio of the DFA Investment Dimensions Group Inc. (the “Fund”), except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Portfolio currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Underlying Funds.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

INVESTMENTS IN UNDERLYING FUNDS

Investment Objectives, Strategies and Policies of the Underlying Funds

The Advisor believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.

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It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Advisor believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the shorter-term area of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolios’ Statement of Additional Information.

Domestic Equity Underlying Funds

DFA Real Estate Securities Portfolio—The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA Real Estate Securities Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

U.S. Core Equity 1 Portfolio—The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies or low profitability relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time. The Advisor may also adjust the representation in the U.S. Core Equity 1 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

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U.S. Core Equity 2 Portfolio—The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time. The Advisor may also adjust the representation in the U.S. Core Equity 2 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

International Equity Underlying Funds

International Core Equity Portfolio—The International Core Equity Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the International Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The International Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Emerging Markets Core Equity Portfolio—The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee with a greater emphasis on small capitalization, value, and high profitability companies. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth or low profitability companies, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing

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growth, value or profitability are subject to change from time to time. The Advisor may adjust the representation in the Emerging Markets Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The Emerging Markets Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Fixed Income Underlying Funds

DFA Two-Year Global Fixed Income Portfolio—The DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in three years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Five-Year Global Fixed Income Portfolio—The DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Five-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different

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countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Selectively Hedged Global Fixed Income Portfolio—The DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio may selectively hedge its currency exposures depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Selectively Hedged Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Selectively Hedged Global Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Alternatively, the Portfolio may leave all or some of the currency exposure unhedged. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a

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foreign currency forward contract is entered into and the date it expires. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. In addition, the Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Inflation-Protected Securities Portfolio—The DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Short-Term Extended Quality Portfolio—The DFA Short-Term Extended Quality Portfolio (the “Short-Term Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Short-Term Extended Quality Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, the Advisor expects that most

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investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Short-Term Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and average portfolio duration of three years or less. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus on investment in the longer-term area, otherwise the Portfolio will focus its investment in the shorter-term area of the eligible maturity range. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Intermediate-Term Extended Quality Portfolio—The DFA Intermediate-Term Extended Quality Portfolio (the “Intermediate-Term Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Intermediate-Term Extended Quality Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by S&P or Fitch or Baa3 to A1 by Moody’s). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Intermediate-Term Extended Quality Portfolio primarily invests in securities that mature within three to fifteen years from the date of settlement and maintains an average dollar-weighted portfolio duration between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Intermediate-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward

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contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell as futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA World ex U.S. Government Fixed Income Portfolio—The DFA World ex U.S. Government Fixed Income Portfolio (the “World ex U.S. Government Portfolio”) seeks its investment objective by investing in a universe of obligations issued or guaranteed primarily by non-U.S. government issuers and supranational organizations and their agencies having investment grade credit ratings at the time of purchase. At the present time, the Advisor expects that most investments will be made in the obligations of issuers determined by the Advisor to be associated with countries with developed markets. The Advisor selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. As a non-fundamental policy, under normal circumstances, the World ex U.S. Government Portfolio will invest at least 80% of its net assets in fixed income securities issued or guaranteed by foreign governments (including political subdivisions) and their authorities, agencies or instrumentalities.

Generally, the World ex U.S. Government Portfolio will purchase fixed income securities that mature between five and fifteen years from the date of settlement. The Portfolio ordinarily will have an average weighted maturity, based upon market values, between three and twelve years.

Because many of the World ex U.S. Government Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The World ex U.S. Government Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The World ex U.S. Government Portfolio also may invest in money market instruments, other short-term investments, U.S. government obligations, U.S. government agency obligations, and affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. These short-term investments may include the securities of U.S. issuers.

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DESCRIPTION OF INVESTMENTS OF THE FIXED INCOME UNDERLYING FUNDS

The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

Permissible Categories:
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Five-Year Global Portfolio	1-11
Inflation-Protected Portfolio	1,2,6,11
Short-Term Extended Quality Portfolio	1-11
Intermediate-Term Extended Quality Portfolio	1-4,6-11
World ex U.S. Government Portfolio	7,8,11

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations—

(a)    Two-Year Global Portfolio and Five-Year Global Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are rated Aa3 or better by Moody’s, or AA- or better by S&P, or AA- or better by Fitch, or an equivalent rating assigned by another nationally recognized statistical rating organization (“NRSRO”), or if there is no rating for the debt security, they are determined by the Advisor to be of comparable quality to equivalent issues of the same issuer rated at least AA- or Aa3.

(b)    Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio and Intermediate-Term Extended Quality Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.    Commercial Paper—

(a)    Two-Year Global Portfolio and Five-Year Global Portfolio—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

(b)    Selectively Hedged Global Portfolio and Short-Term Extended Quality Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

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6.    Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid assets policy. The Fixed Income Underlying Funds also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.

9.    Foreign Issuer Obligations—

(a)    Two-Year Global Portfolio and Five-Year Global Portfolio—Debt securities of non-U.S. issuers rated AA- or better by S&P or Fitch, Aa3 or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, securities that have been determined by the Advisor to be of comparable quality.

(b)    Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio and Intermediate-Term Extended Quality Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

10.    Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.    Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of investments that may be acquired by each of the Fixed Income Underlying Portfolios (other than World ex U.S. Government Portfolio and Intermediate-Term Extended Quality Portfolio) may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

ADDITIONAL RISKS OF THE UNDERLYING FUNDS

The investment performance of each of the Portfolios is affected by the investment performance of the Underlying Funds in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. Through their investments in Underlying Funds, the Portfolios are subject to the risks of the Underlying Funds’ investments. In addition to the risks of the Underlying Funds’ investments described in “PRINCIPAL RISKS” for each Portfolio, certain other risks of the Underlying Funds’ investments are described below.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio in which each of the Portfolios invests is concentrated in the real estate industry. The exclusive focus of DFA Real Estate Securities Portfolio on the real estate industry will cause DFA Real Estate Securities Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in real estate investment

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trusts (“REITs”) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of an Underlying Fund concentrated in the real estate industry may be materially different from the broad equity market.

Inflation-Protected Securities Interest Rate Risk: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Inflation-Protected Securities Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Inflation-Protected Securities Portfolio. In such event, the Inflation-Protected Securities Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Inflation-Protected Securities Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Inflation-Protected Securities Portfolio and additional capital gain distributions to the 60/40 Portfolio and 25/75 Portfolio. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Inflation-Protected Securities Portfolio may cause amounts previously distributed to the 60/40 Portfolio and 25/75 Portfolio in the taxable year as income to be characterized as a return of capital, which could increase or decrease the 60/40 Portfolio’s and 25/75 Portfolio’s ordinary income distributions to shareholders, and may cause some of the 60/40 Portfolio’s and 25/75 Portfolio’s distributed income to be classified as a return of capital.

Risks of Investing for Inflation Protection: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISK

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a

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manner different from that anticipated by a Portfolio or Underlying Fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivatives expose a Portfolio or Underlying Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio or Underlying Fund to sell or otherwise close a derivatives position could expose a Portfolio or Underlying Fund to losses and could make derivatives more difficult for a Portfolio or Underlying Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A Portfolio or Underlying Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Portfolio’s or Underlying Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio or Underlying Fund could lose more than the principal amount invested.

Portfolio Transactions—All Portfolios

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Underlying Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolios and Underlying Funds may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolio’s or Underlying Fund’s principal investment strategies. In these circumstances, the Portfolio or Underlying Fund may be unable to achieve its investment objective.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios and Underlying Funds described in this prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios and Underlying Funds.

FUND OF FUNDS PORTFOLIO TURNOVER

The portfolio turnover rate provided for Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio under the heading “Portfolio Turnover” for the respective Portfolio is unaudited. The portfolio turnover rate presented for each Portfolio was derived from the portfolio turnover rate of the Underlying Funds in which the Portfolio invests.

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Securities Loans

The Portfolios and Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While a Portfolio and Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Underlying Fund. The value of securities loaned may not exceed 33 1⁄3% of the value of a Portfolio’s or Underlying Fund’s total assets, which includes the value of collateral received. To the extent a Portfolio or Underlying Fund loans a portion of its securities, the Portfolio or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, a Portfolio or Underlying Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios and Underlying Funds may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio or Underlying Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. A Portfolio or Underlying Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Underlying Fund knows that a material event will occur. In the event of the bankruptcy of a borrower, Dimensional Investment Group Inc. (the “Fund”) or DFA Investment Dimensions Group, Inc. could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios and Underlying Funds. Pursuant to an Investment Management Agreement with the Fund on behalf of each Portfolio, the Advisor is responsible for the management of each Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from

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the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the Portfolios since inception (2003).

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the Portfolios since 2010.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolios since 2010.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Portfolios since 2012.

Mr. Pu is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the Portfolios since 2017.

Ms. Phillips is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the Portfolios since 2017.

The Portfolios’ Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Boards of Trustees/Directors approving the Investment Management Agreements with respect to the Portfolios is available in the semi-annual reports for the Portfolios for the fiscal period ending April 30, 2017.

The Fund bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The

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expenses of the Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602  billion.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by a Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2017. The “Management Fee” listed in the table for the Portfolios provides the investment management fee that was payable by the respective Portfolio to the Advisor.

Manager of Managers Structure

The Advisor and the Fund have received an exemptive order from the SEC for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the Portfolios. DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to several of the Underlying Funds of the Portfolios. If a new Dimensional Wholly-Owned Sub-advisor is hired for a Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of a Portfolio, the Fund may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to Institutional Class shareholders of the Portfolio. For the array of services provided to Institutional Class shareholders of a Portfolio, the Fund may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

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FEE WAIVER AGREEMENT

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”) for the Global Equity Portfolio, 60/40 Portfolio and the 25/75 Portfolio, the Advisor has agreed to waive certain fees of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Portfolio pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Portfolio and management fees paid by each Portfolio’s Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, on an annualized basis (the “Annualized Expense Ratio”), to 0.27% of the average net assets of a class of the Global Equity Portfolio, to 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and to 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio (the “Annualized Expense Limit”). The maximum amount waived under this waiver is the full amount of a Portfolio’s management fee to the Advisor.

At any time that the Annualized Expense Ratio of a class of a Portfolio is less than the Annualized Expense Limit listed above for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Portfolio to exceed the Annualized Expense Limit listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of a Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it

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declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. Unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Portfolio invested in an Underlying Fund classified as a partnership, its pro rata share of its corresponding Underlying Fund’s income and assets and in the case of a Portfolio invested in an Underlying Fund classified as a corporation, its pro rata share of the dividends and distributions paid by such Underlying Fund.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

A Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolios’ default method of average cost, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes. To the extent an Underlying Fund organized as a corporation invests in U.S. Government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase of Shares

CASH PURCHASES

Investors who do not already have an agreement in place with the Fund may purchase Institutional Class shares of any Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167. Investors that invest through a financial intermediary should contact such intermediary with regard to purchase instructions. The Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. The Portfolios generally are available for investment only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts, or other entities. For purposes of this limitation, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and other entities must have a U.S. address of record. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

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All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Payment

Payment of the total amount due should be made in U.S. dollars. If your payment is not received on settlement date, your purchase may be canceled. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Purchase by wire or check

Wire. Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by wire after providing notification to the transfer agent by an approved method. The transfer agent can be reached by phone at (888) 576-1167. Notification must include the account number, account name, Portfolio number, trade date and purchase amount. On or before settlement date, the investor paying by wire must request their bank to transmit immediately available funds (federal funds) by wire to the Fund’s custodian for the account of Dimensional Investment Group Inc. (specify the Portfolio). Additional investments also may be made through the wire procedure by first notifying the transfer agent. If your payment is not received on settlement date, your purchase may be canceled.

Check. Investors who wish to purchase shares of any Portfolio by check should first call the Portfolio’s transfer agent at (888) 576-1167 for additional instructions. Checks should be made payable to Dimensional Funds. Reference the name of the Portfolio in which you wish to invest.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or Underlying Funds) or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures or in exchange for local currencies in which such securities of the International Equity Underlying Funds or Fixed Income Underlying Funds are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolios with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its Underlying Funds) and current market values are available for such securities based on the Fund’s

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valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or Underlying Fund, may not exceed 5% of the net assets of the Portfolio or Underlying Fund immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Policy Regarding Excessive or Short-term Trading

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios may be more susceptible to the risks of short-term trading than other Portfolios. The nature of the holdings of the International Equity Underlying Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Underlying Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because a Portfolio or its International Equity Underlying Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the International Equity Underlying Funds calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Fund (the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the

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Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Underlying Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the

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books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the investments and other assets of the Portfolio or Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of the Portfolios will fluctuate in relation to the investment experience of the Underlying Funds in which such Portfolios invest. Securities held by the Portfolios and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios and equity securities held by the Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios and Underlying Funds value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Underlying Fund debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities using data reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

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The value of the securities and other assets of the Portfolios and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Portfolio or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board than would a fund that holds a smaller number of securities.

As of the date of this Prospectus, the Portfolios and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Because the International Equity Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Underlying Funds do not price their shares, the net asset values of the Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

Most Portfolios and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Underlying Fund is determined each day as of such close.

PUBLIC OFFERING PRICE

Provided that the transfer agent has received the investor’s purchase order in good order as described in “Purchase of Shares,” shares of the Portfolio selected will be priced at the public offering price, which is the net

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asset value of the shares next determined after receipt of such order. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

Exchange of Shares

Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed exchange, and then sending a letter of instruction to the transfer agent by an approved method. Shareholders that invest in the Portfolios through a financial intermediary should contact their financial intermediary for information regarding exchanges.

Exchanges are accepted into those Portfolios that are eligible for the exchange privilege, subject to the purchase requirement set forth in the applicable Portfolio’s prospectus. Investors may contact the transfer agent at the above-listed phone number for more information on such exchanges, for a list of those Portfolios that accept exchanges, and to request a copy of the prospectuses of other Portfolios of the Fund or DFA Investment Dimensions Group Inc. that may be offered in an exchange. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor’s state of residence.

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Redemption of Shares

REDEMPTION PROCEDURE

Investors who desire to redeem shares of a Portfolio must first contact the Portfolio’s transfer agent at (888) 576-1167. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if the Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the redemption date.

Under certain conditions, Portfolios may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Shareholders redeeming shares who do not already have an agreement in place with the Fund and have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are to be wired to a bank account that differs from the standing instructions on file, or paid by check to an address other than the address of record, the transfer agent may request a Medallion Signature Guarantee. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

Each Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by the Fund to receive orders). For accounts held through certain intermediaries designated by the Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and a Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of a Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. Each Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, a Portfolio may use other methods to meet redemptions, including the use of a line of credit or participating in an interfund lending program in reliance on exemptive relief from the SEC. In addition, as described below, each Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of a Portfolio’s assets, whichever is less.

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REDEMPTION OF SMALL ACCOUNTS

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Underlying Funds in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds and pursuant to policies and procedures adopted by the Fund to prevent shareholder discrimination and unfairness. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors may also incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Portfolios reserve the right to redeem their shares in the currencies in which the investments of the corresponding Underlying Funds are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

Disclosure of Portfolio Holdings

Each Portfolio and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within 20 days after the end of each month. Each Portfolio and Underlying Fund also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios and Underlying Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Underlying Funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

45

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Global Equity Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$18.46	$18.17	$18.51	$17.30	$13.67
Income From Investment Operations
Net Investment Income (Loss)#	0.38	0.36	0.35	0.34	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	4.07	0.29	(0.34)	1.21	3.63
Total From Investment Operations	4.45	0.65	0.01	1.55	3.94
Less Distributions
Net Investment Income	(0.38)	(0.36)	(0.35)	(0.34)	(0.31)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.38)	(0.36)	(0.35)	(0.34)	(0.31)
Net Asset Value, End of Year	$22.53	$18.46	$18.17	$18.51	$17.30
Total Return	24.33%	3.65%	0.07%	9.03%	29.19%
Net Assets, End of Year (thousands)	$6,390,088	$4,781,441	$4,331,809	$3,822,287	$3,018,911
Ratio of Expenses to Average Net Assets*	0.30%	0.30%	0.31%	0.31%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.57%	0.58%	0.60%	0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.99%	1.90%	1.87%	2.02%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

46

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$15.89	$15.57	$15.88	$15.24	$13.33
Income From Investment Operations
Net Investment Income (Loss)#	0.30	0.30	0.31	0.27	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.98	0.33	(0.31)	0.65	1.92
Total From Investment Operations	2.28	0.63	—	0.92	2.19
Less Distributions
Net Investment Income	(0.31)	(0.31)	(0.31)	(0.28)	(0.28)
Net Realized Gains	(0.02)	—	—	—	—
Total Distributions	(0.33)	(0.31)	(0.31)	(0.28)	(0.28)
Net Asset Value, End of Year	$17.84	$15.89	$15.57	$15.88	$15.24
Total Return	14.54%	4.09%	—%	6.08%	16.65%
Net Assets, End of Year (thousands)	$3,839,348	$3,093,230	$2,954,230	$2,616,515	$1,847,771
Ratio of Expenses to Average Net Assets*	0.28%	0.28%	0.29%	0.29%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.49%	0.50%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.93%	1.93%	1.70%	1.93%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

47

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio Institutional Class Shares

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$12.92	$12.72	$12.89	$12.69	$12.11
Income From Investment Operations
Net Investment Income (Loss)#	0.20	0.19	0.20	0.17	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.60	0.19	(0.10)	0.24	0.59
Total From Investment Operations	0.80	0.38	0.10	0.41	0.77
Less Distributions
Net Investment Income	(0.20)	(0.18)	(0.25)	(0.18)	(0.19)
Net Realized Gains	(0.04)	—	(0.02)	(0.03)	—
Total Distributions	(0.24)	(0.18)	(0.27)	(0.21)	(0.19)
Net Asset Value, End of Year	$13.48	$12.92	$12.72	$12.89	$12.69
Total Return	6.34%	3.04%	0.79%	3.30%	6.38%
Net Assets, End of Year (thousands)	$841,546	$726,458	$712,072	$673,375	$557,112
Ratio of Expenses to Average Net Assets*	0.26%	0.25%	0.26%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.42%	0.42%	0.43%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.53%	1.58%	1.36%	1.47%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc.—Registration No. 811-6067

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-025

Prospectus

February 28, 2018

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II (DFCVX)

This Prospectus describes the shares of the Portfolio which:

Are for long-term investors.

Is exclusively available to 401(k) plans and clients and members of certain institutions.

Does not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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U.S. Large Cap Value Portfolio II

Investment Objective

The investment objective of the U.S. Large Cap Value Portfolio II (the “U.S. Portfolio” or, the “Portfolio”) is to achieve long-term capital appreciation. The U.S. Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Series”) of The DFA Investment Trust Company (the “Trust’’), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

Annual Fund Operating Expenses (expenses that you pay each

year as a percentage of the value of your investment)**

Management Fee	0.21%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14%
*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.
**	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

The Example reflects the aggregate annual operating expenses of the U.S. Portfolio and the Portfolio’s portion of the expenses of the U.S. Series.

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PORTFOLIO TURNOVER

The U.S. Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Portfolio’s performance. During the most recent fiscal year, the U.S. Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Series. The U.S. Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust the representation in the U.S. Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a large cap company would be $5,282 million or above. This dollar amount will change due to market conditions.

The U.S. Series and the U.S. Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the U.S. Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the U.S. Portfolio and the U.S. Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the U.S. Series that owns them, and, in turn, the U.S. Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

2

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Series and U.S. Portfolio use derivatives, each will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the U.S. Series of the U.S. Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

3

U.S. Large Cap Value Portfolio II—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.65% (4/09–6/09)	-27.87% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Large Cap Value Portfolio II
Return Before Taxes	19.13%	16.22%	8.84%
Return After Taxes on Distributions	16.37%	15.06%	7.29%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.87%	12.96%	6.72%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	7.10%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Portfolio and the U.S. Series. The following individuals are responsible for coordinating the day to day management of the U.S. Portfolio and the U.S. Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions.

4

Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution, as approved by the Advisor. The U.S. Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. Investors who desire to redeem shares of the Portfolio must furnish a redemption request to their respective Shareholder Services Agent in the form required by such Shareholder Services Agent.

Tax Information

The dividends and distributions you receive from the U.S. Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

5

Additional Information on Investment Objective and Policies

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolio described in this Prospectus is designed for long-term investors.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for the U.S. Series.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in the U.S. Series of the Trust, which has the same investment objective and policies as the Portfolio. Ordinarily, the Series will invest its assets in a broad and diverse group of readily marketable securities of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value (a “price to book ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The U.S. Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, the Advisor will calculate price to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment for the U.S. Series. Generally, the U.S. Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Series. In addition, the U.S. Series may sell portfolio securities when their price to book ratios rise above those of the security with the highest such ratio that is then eligible for purchase by the Series.

The total market capitalization range and the value criteria used by the Advisor for the U.S. Series, as described above, generally apply at the time of purchase. The U.S. Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The U.S. Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

6

The International Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Series do pay dividends. It is anticipated, therefore, that the International Series will receive dividend income.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structure of the U.S. Series (the “Master Fund”) involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in the Master Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may deviate from market capitalization weighing to limit or fix the exposure of the Master Fund to a particular issuer to maximum proportion of the assets of the Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings of securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by the Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased

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with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Master Fund.

In attempting to respond to adverse market, economic, political, or other considerations, the Portfolio and the Master Fund may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolio’s or Master Fund’s principal investment strategies. In these circumstances, the Portfolio or Master Fund (and in turn, the Portfolio) may be unable to achieve their investment objectives.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio or the Master Fund uses derivatives, the Portfolio or Master Fund will be directly exposed to the risks of those derivatives. Derivatives expose the Portfolio or Master Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio or Master Fund to sell or otherwise close a derivatives position could expose the Portfolio or Master Fund to losses and could make derivatives more difficult for the Portfolio or Master Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Portfolio or Master Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s or Master Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Master Fund could lose more than the principal amount invested.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

The Master Fund and Portfolio are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Master Fund and Portfolio described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Master Fund and Portfolio.

Securities Loans

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of the Master Fund’s total assets, which includes the value of collateral received. To the extent the Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, the Master Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Master Fund also may invest the cash collateral

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received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. The Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2017, the Portfolio received the following net revenues from a securities lending program, which constituted a percentage of the average daily net assets of the Portfolio (see “SECURITIES LOANS”):

	Net Revenue	Percentage of Net Assets
U.S. Large Cap Value Portfolio II*	$18,845	0.01%

*	The Portfolio’s Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

Management of the Portfolio

The Advisor serves as investment advisor to the Portfolio and the Master Fund. Pursuant to an Investment Management Agreement with the Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. With respect to an Investment Management Agreement with the Portfolio, the Advisor manages the portion of the Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw the Portfolio’s investment from its Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. As of the date of this Prospectus, the Portfolio invests substantially all of its assets in the Master Fund. The Portfolio and the Master Fund are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for the Portfolio and the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio and the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. The individuals named in the Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of the Portfolio.

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Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the Portfolio since 2012.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolio since 2012.

Mr. Smart is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Smart holds an MBA from the University of Chicago Booth School of Business and a BA from the University of San Diego. Mr. Smart joined the Advisor in 2007, has been a portfolio manager since 2010, and has been responsible for the Portfolio since 2015.

The SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Portfolio shares.

The Advisor provides the Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Portfolio and Master Fund is available in the semi-annual report for the Portfolio and the Master Fund for the fiscal period ending April 30, 2017. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602 billion.

Dimensional Investment Group Inc. (the “Fund”) and Master Fund bear all of their own fees, expenses, charges, assessments, taxes, and other costs incurred in their operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver Agreement. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio or the Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by the Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2017. The “Management Fee” listed in the table for the Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund.

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SHAREHOLDER SERVICES

On behalf of the Portfolio, the Fund may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Portfolio. For the array of services provided to shareholders of the Portfolio, the Fund may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AGREEMENT

Pursuant to an Amended and Restated Fee Waiver Agreement for the Portfolio, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
U.S. Large Cap Value Portfolio II	0.11%

The Amended and Restated Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. The Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date).

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

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Tax Considerations. Dividends and distributions paid to a qualified, tax-advantaged retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-advantaged retirement plan of the Portfolio’s shares will not be subject to federal income taxes. However, the beneficiaries of such tax-advantaged retirement plans may be taxed later upon withdrawal of monies from their accounts. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1⁄2. Also, unless otherwise indicated, the discussion below with respect to the Portfolio includes its pro rata share of its Master Fund’s income and assets.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by the Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by the Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Board of Trustees of the Master Fund reserves the right to change the entity classification of the Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause the Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of the Master Fund, or the nature and number of shareholders of the Master Fund or other factors or events adversely affecting the ability of the Master Fund to comply with the Code. A change in entity classification of the Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

Sale or Redemption of Portfolio Shares. The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two portfolios. Any loss incurred on the sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

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Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, the Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Portfolio from net long-term capital gains, if any, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by the Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. The Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state or local tax consequences before making an investment in the Portfolio. Prospective investors should also consult the SAI.

Policy Regarding Excessive or Short-term Trading

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

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The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

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The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which the Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio and the Master Fund do not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset values per share of the Portfolio and the net asset value per share of the Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and Master Fund are calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

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The value of the shares of the Portfolio will fluctuate in relation to the investment experience of the Master Fund in which the Portfolio invest. Securities held by the Master Fund will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on the Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or the Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

PUBLIC OFFERING PRICE

Provided that the Shareholder Services Agent has received the investor’s instructions in good order, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such instructions. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

Purchase of Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions.

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Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, the Portfolio may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Exchange of Shares

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution. Please contact the Shareholder Services Agent of your plan for further information.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

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Redemption of Shares

REDEMPTION PROCEDURE

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor’s or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to Market Close on the redemption date.

Under certain conditions, the Portfolio may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

The Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by the Fund to receive orders). For accounts held through certain intermediaries designated by the Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and the Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of the Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. The Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, the Portfolio may use other methods to meet redemptions, including the use of a line of credit. In addition, as described below, the Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of the Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

The Fund reserves the right to redeem an account if the value of the shares in the account is $500 or less. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds and

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pursuant to policies and procedures adopted by the Fund to prevent shareholder discrimination and unfairness. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors may also incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

The Feeder Portfolio

The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications. Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund, and through its investment in the Master Fund, the Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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Disclosure of Portfolio Holdings

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public Web site, http://us.dimensional.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s and Master Fund’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

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Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio II

	Year Ended Oct. 31 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$16.24	$15.90	$16.04	$14.13	$10.62
Income From Investment Operations
Net Investment Income (Loss)#	0.39	0.37	0.35	0.28	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47	0.36	(0.15)	1.91	3.51
Total From Investment Operations	3.86	0.73	0.20	2.19	3.75
Less Distributions
Net Investment Income	(0.39)	(0.39)	(0.34)	(0.28)	(0.24)
Net Realized Gains	(0.52)	—	—	—	—
Total Distributions	(0.91)	(0.39)	(0.34)	(0.28)	(0.24)
Net Asset Value, End of Year	$19.19	$16.24	$15.90	$16.04	$14.13
Total Return	24.27%	4.68%	1.33%	15.59%	35.70%
Net Assets, End of Year (thousands)	$176,865	$151,171	$157,737	$174,103	$155,709
Ratio of Expenses to Average Net Assets*	0.14%	0.15%	0.15%	0.16%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.24%	0.25%	0.18%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets*	2.16%	2.37%	2.16%	1.86%	1.93%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

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Other Available Information

You can find more information about the Fund and the Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolio on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc.—Registration No. 811-6067

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-009

Prospectus

February 28, 2018

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III (DFVIX)

U.S. Large Cap Value Portfolio III (DFUVX)

Tax-Managed U.S. Marketwide Value Portfolio II (DFMVX)

This Prospectus describes shares of each Portfolio which:

Are for long-term investors.

Are exclusively available to 401(k) plans, clients of certain financial advisers and other institutional clients, as approved by the Advisor.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

DFA International Value Portfolio III

Investment Objective

The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.41%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

The Example reflects the aggregate annual operating expenses of the International Value Portfolio and the Portfolio’s portion of the expenses of the International Value Series.

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PORTFOLIO TURNOVER

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the International Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2017, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,593 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the International Value Series or International Value Portfolio. The International Value Series and International Value Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the International Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the International Value Portfolio and the International Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

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Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Value Series and the International Value Portfolio use derivatives, the International Value Series and the International Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the International Value Series or the International Value Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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DFA International Value Portfolio III—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
34.03% (4/09–6/09)	-24.34% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
DFA International Value Portfolio III
Return Before Taxes	26.23%	8.14%	1.82%
Return After Taxes on Distributions	25.16%	6.75%	0.78%
Return After Taxes on Distributions and Sale of Portfolio Shares	15.43%	6.12%	1.21%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	1.87%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the International Value Portfolio and the International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Value Series. The following individuals are responsible for the coordinating day to day management of the International Value Portfolio and the International Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

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Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code (including the deferred compensation plan sponsored by the Advisor or its affiliates), (ii) to clients of certain financial advisors, and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The International Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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U.S. Large Cap Value Portfolio III

Investment Objective

The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Value Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.13%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166

The Example reflects the aggregate annual operating expenses of the U.S. Value Portfolio and the Portfolio’s portion of the expenses of the U.S. Value Series.

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PORTFOLIO TURNOVER

The U.S. Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Value Portfolio’s performance. During the most recent fiscal year, the U.S. Value Series’ portfolio turnover rate was 15% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. The U.S. Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may adjust the representation in the U.S. Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a large cap company would be $5,282 million or above. This dollar amount will change due to market conditions.

The U.S. Value Series and the U.S. Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the U.S. Value Series or U.S. Value Portfolio. The U.S. Value Series and U.S. Value Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the U.S. Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the U.S. Value Portfolio and the U.S. Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the U.S. Value Series that owns them, and, in turn, the U.S. Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

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Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Value Series and U.S. Value Portfolio use derivatives, the U.S. Value Series and U.S. Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in a value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the U.S. Value Series or the U.S. Value Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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U.S. Large Cap Value Portfolio III—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.56% (4/09–6/09)	-27.85% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
U.S. Large Cap Value Portfolio III
Return Before Taxes	19.11%	16.26%	8.87%
Return After Taxes on Distributions	16.79%	14.52%	7.85%
Return After Taxes on Distributions and Sale of Portfolio Shares	12.60%	12.84%	7.05%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	7.10%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Value Portfolio and the U.S. Value Series. The following individuals are responsible for coordinating the day to day management of the U.S. Value Portfolio and the U.S. Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code (including the deferred compensation plan sponsored by the Advisor

9

or its affiliates), (ii) to clients of certain financial advisors, and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The U.S. Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the U.S. Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Tax-Managed U.S. Marketwide Value Portfolio II

Investment Objective

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.40%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

The Example reflects the aggregate annual operating expenses of the Tax-Managed Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed Value Series.

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PORTFOLIO TURNOVER

The Tax-Managed Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed Value Series’ portfolio turnover rate was 7% of the average value of its investment portfolio.

Principal Investment Strategies

The Advisor’s tax management strategies for the Tax-Managed Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed Value Series. The Tax-Managed Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed Value Series. The Advisor may adjust the representation in the Tax-Managed Value Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Tax-Managed Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed Value Series and the Tax-Managed Value Portfolio each may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Tax-Managed Series or Tax-Managed Portfolio. The Tax-Managed Series and Tax-Managed Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Tax-Managed Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Tax-Managed Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Tax-Managed Value Portfolio and the Tax-Managed Value Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Tax-Managed Value Series that owns them, and, in turn, the Tax-Managed Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

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Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax Management Strategy Risk: The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed Value Portfolio may deviate from that of non-tax-managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Tax-Managed Value Series and the Tax-Managed Value Portfolio use derivatives, the Tax-Managed Value Series and the Tax-Managed Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Tax-Managed Series or the Tax-Managed Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Tax-Managed Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

13

Tax-Managed U.S. Marketwide Value Portfolio II—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
24.26% (4/09–6/09)	-27.66% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Tax-Managed U.S. Marketwide Value Portfolio II
Return Before Taxes	17.15%	15.67%	8.69%
Return After Taxes on Distributions	15.73%	14.72%	8.07%
Return After Taxes on Distributions and Sale of Portfolio Shares	10.81%	12.52%	7.00%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.19%	13.95%	7.19%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Tax-Managed Value Portfolio and the Tax-Managed Value Series. The following individuals are responsible for coordinating the day to day management of the Tax-Managed Value Portfolio and the Tax-Managed Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Lukas J. Smart, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code, (ii) to clients of certain financial advisors, and (iii) to other

14

institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor. The Tax-Managed Value Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan, institution or financial adviser imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. An investor who desires to redeem shares of the Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent.

Tax Information

The dividends and distributions you receive from the Tax-Managed Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus are designed for long-term investors.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Master Funds.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

DFA International Value Portfolio III

The investment objective of the International Value Portfolio is to achieve long-term capital appreciation. The International Value Portfolio invests substantially all of its assets in the International Value Series of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing in the securities of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in securities of large companies associated with Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (collectively, the “Approved Markets”). The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets.

Under normal market conditions, the International Value Series intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,593 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor would consider a large company in the European Monetary Union (EMU) to have a market capitalization of at least $6,984 million, a large company in Norway to have a market capitalization of at least $1,593 million and a large company in Switzerland to have a market capitalization of at least $5,845 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country

16

weights based on the relative market capitalizations of eligible large companies within each country. See “Market Capitalization Weighted Approach” in this Prospectus. The weightings of countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, MSCI or Citigroup.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer does not meet current value criteria. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

The International Value Series invests in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depository Receipts, Global Depository Receipts, American Depository Receipts, or other types of depository receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. The International Value Series will consider for purchase securities that are associated with an Approved Market, and include: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive significant revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have significant assets in Approved Markets; (e) equity securities of companies in Approved Markets in the form of depositary shares; (f) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (g) securities included in the International Value Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

The International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

U.S. Large Cap Value Portfolio III

The investment objective of the U.S. Value Portfolio is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in the U.S. Value Series of the Trust, which has the same investment objective and policies as the Portfolio. Ordinarily, the U.S. Value Series will invest its assets in a broad and diverse group of readily marketable securities of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value (a “price to book ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow

17

or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profit from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The U.S. Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, the Advisor will calculate price to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment for the U.S. Value Series. Generally, the U.S. Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Value Series may sell portfolio securities when the issuer’s market capitalization falls below that of the issuer with the minimum market capitalization that is then eligible for purchase by the Series. In addition, the U.S. Value Series may sell portfolio securities when their price to book ratios rise above those of the security with the highest such ratio that is then eligible for purchase by the Series.

The total market capitalization range and the value criteria used by the Advisor for the U.S. Value Series, as described above, generally apply at the time of purchase. The U.S. Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The U.S. Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Tax-Managed U.S. Marketwide Value Portfolio II

The investment objective of the Tax-Managed Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its investment objective by investing substantially all of its assets in its corresponding Master Fund, the Tax-Managed Value Series of the Trust, which has the same investment objective and policies as the Tax-Managed Value Portfolio.

Ordinarily, the Tax-Managed Value Series will invest its assets in a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a low price in relation to their book value (a “price to book ratio”). In assessing value, however, the Advisor may consider additional factors, such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. In assessing profitability, the Advisor may consider different ratios, such that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Tax-Managed Value Series will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The Tax-Managed Value Series uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for each of the Tax-Managed Value Series, the Advisor will calculate price to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

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Generally, the Tax-Managed Value Series do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The total market capitalization ranges, and the value criteria used by the Advisor for The Tax-Managed Value Series, as described above, generally apply at the time of purchase. The Tax-Managed Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgement, circumstances warrant their sale. See “Portfolio Transactions” in this Prospectus.

The Tax-Managed Value Series may invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Tax-Managed Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Tax Management Strategies. The Tax-Managed Value Series seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and may attempt to reduce dividend income.

When selling securities, the Tax-Managed Value Series typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Tax- Managed Value Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor may attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Value Series and Portfolio may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the requisite holding period of the dividend paying stock is not met.

The Tax-Managed Value Series is expected to deviate from its market capitalization weightings to a greater extent than the other Master Funds described in this Prospectus. For example, the Advisor may delay buying the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell the stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while other Master Funds are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Value Series may dispose of securities whenever the Advisor determines that disposition is consistent with its tax management strategies or is otherwise in the best interests of the Tax-Managed Value Series.

Although the Advisor intends to manage the Tax-Managed Value Series in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when the Tax-Managed Value Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gain, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

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MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in the Master Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may deviate from the market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings of securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In-Kind Purchases.”) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the International Value Series. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of the International Value Series. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

The Tax-Managed Value Series should not be expected to adhere to its market capitalization weighting approach to the same extent as the other Master Funds. The tax management strategies used by the Advisor for the Tax-Managed Value Series to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighting approach.

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PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

In attempting to respond to adverse market, economic, political, or other considerations, the Portfolios and Master Funds may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolios’ or Master Funds’ principal investment strategies. In these circumstances, the Portfolios or Master Funds (and in turn, their corresponding Feeder Portfolios) may be unable to achieve their investment objectives.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio or a Master Fund uses derivatives, the Portfolio or Master Fund will be directly exposed to the risks of those derivatives. Derivatives expose a Portfolio or Master Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio or Master Fund to sell or otherwise close a derivatives position could expose the Portfolio or Master Fund to losses and could make derivatives more difficult for the Portfolio or Master Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A Portfolio or Master Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Portfolio’s or Master Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio or Master Fund could lose more than the principal amount invested.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

The Master Funds and Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Master Funds and Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Master Funds and Portfolios.

Securities Loans

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of a Master Fund’s total assets, which includes the value of collateral

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received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Master Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Master Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. Each Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2017, the following Portfolios received the following net revenues from a securities lending program, which constituted a percentage of the average daily net assets of the Portfolios (see “SECURITIES LOANS”):

Portfolio	Net Revenue	Percentage of Net Assets
International Value Portfolio III*	$1,857,470	0.08%
U.S. Large Cap Value Portfolio III*	$385,818	0.01%
Tax-Managed U.S. Marketwide Value Portfolio II*	$183,221	0.01%

*	A Portfolio with a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

Management of the Portfolios

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. With respect to an Investment Management Agreement with each Portfolio, the Advisor, manages the portion of each Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. As of the date of this Prospectus, each Portfolio invests substantially all of its assets in its corresponding Master Fund. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

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The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for the Portfolios and the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios and the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of such Portfolio.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the International Value Portfolio since 2010 and the U.S. Value Portfolio and Tax-Managed Value Portfolio since 2012.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the International Value Portfolio since 2010 and the U.S. Value Portfolio and Tax-Managed Value Portfolio since 2012.

Mr. Singh is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Singh received his MBA from the University of Chicago Booth School of Business and his BA from the University of California, Los Angeles. Mr. Singh joined the Advisor originally in 2003, has been a portfolio manager since 2012 and has been responsible for the International Value Portfolio since 2015.

Ms. Phillips is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the International Value Portfolio since 2015.

Mr. Smart is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Smart holds an MBA from the University of Chicago Booth School of Business and a BA from the University of San Diego. Mr. Smart joined the Advisor in 2007, has been a portfolio manager since 2010, and has been responsible for the U.S. Value Portfolio since 2015 and the Tax-Managed Value Portfolio since 2017.

The SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides each Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to each Portfolio and Master Fund is available in the semi-annual report for the Portfolios and the Master Funds for the fiscal period ending April 30, 2017. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602 billion.

Dimensional Investment Group Inc. (the “Fund”) and Master Funds bear all of their own fees, expenses, charges, assessments, taxes, and other costs incurred in their operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of

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its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver Agreements. Expenses of the Fund or Trust allocable to a Portfolio are so allocated and expenses which are not allocable to a Portfolio and a Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by each Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2017. The “Management Fee” listed in the table for each Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund. The Advisor, not the International Value Series, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the International Value Series. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia (i) select brokers or dealers to execute purchases and sales of securities in the International Value Series’ portfolio, and assist the Advisor in determining eligible securities available for purchase and sale in the International Value Series; (ii) allocate trades among brokers or dealers; (iii) determine the best and most efficient means of purchasing and selling portfolio securities in order to receive best price and execution; (iv) make recommendations and elections on corporate actions; and (v) provide investment and ancillary services for the Advisor. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor, the Fund, and, on behalf of the Master Fund, the Trust, have received an exemptive order from the SEC for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). A Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the DFA International Value Portfolio III or Master Fund (the “MOM-Eligible Portfolio”). As described above, DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to the Master Fund. If a new Dimensional Wholly-Owned Sub-advisor is hired for the MOM-Eligible Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive

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order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling the MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to the MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of each Portfolio, the Fund may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Portfolio. For the array of services provided to shareholders of each Portfolio, the Fund may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AGREEMENTS

Pursuant to an Amended and Restated Fee Waiver Agreement for the Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
DFA International Value Portfolio III	0.21%
U.S. Large Cap Value Portfolio III	0.11%
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

The Amended and Restated Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of a Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A

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Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. Dividends and distributions paid to a qualified, tax-advantaged retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-advantaged retirement plan of a Portfolio’s shares will not be subject to federal income taxes. However, the beneficiaries of such tax-advantaged retirement plans may be taxed later upon withdrawal of monies from their accounts. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 ½. Also, unless otherwise indicated, the discussion below with respect to a Portfolio includes its pro rata share of its corresponding Master Fund’s income and assets.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then

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be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

A Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolios’ default method of average cost, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding

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such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase of Shares

Shares of the Portfolios are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code (including, with respect to the International Value Portfolio and the U.S. Value Portfolio, the deferred compensation plan sponsored by the Advisor or its affiliates), (ii) to clients of certain financial advisers and (iii) to other institutional clients, in each case as approved by the Advisor. Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

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IN-KIND PURCHASES

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolios of the Master Fund as described in this Prospectus or as otherwise consistent with the Fund’s policies and procedures. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Value Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market values are available for such securities based on the Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

Policy Regarding Excessive or Short-term Trading

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the holdings of the Master Fund in which the International Value Portfolio invests may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Master Fund’s holdings and the reflection of those changes in the International Value Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because International Value Portfolio’s Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Value Portfolio and its Master Fund calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the International Value Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the

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Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in that case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

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Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short- term trading activity in a Portfolio may occur. The Portfolios and the Master Funds do not knowingly accommodate aggressive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

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The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the International Value Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours prior to the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Value Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Value Series prices its shares at the close of the NYSE, the International Value Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Value Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Value Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Value Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Value Series uses fair value pricing, the values assigned to the International Value Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the International Value Series monitors the operation of the method used to fair value price the International Value Series’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Value Series and International Value Portfolio do not price their shares, the net asset value of the International Value Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

PUBLIC OFFERING PRICE

Provided that a financial advisor or the service agent designated under a 401(k) Plan has received the investor’s instructions in good order, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such instructions. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected

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will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

Exchange of Shares

An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the International Value Portfolio. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

An investor who has invested through an employer’s 401(k) plan may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG, the exchange privilege may be terminated and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG or the Fund involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received an Exchange Form in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan’s service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

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Redemption of Shares

REDEMPTION PROCEDURES

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an intermediary or a sub-designee, if applicable) in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by the Fund’s transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor’s or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to Market close on the redemption date.

Under certain conditions, Portfolios may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

A Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by the Fund to receive orders). For accounts held through certain intermediaries designated by the Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and a Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of a Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. A Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, a Portfolio may use other methods to meet redemptions, including the use of a line of credit. In addition, as described below, a Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of a Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific account is $500 or less. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

REDEMPTIONS IN-KIND

When in the best interest of a Portfolio, the Portfolio (except the Tax-Managed Value Portfolio and the Tax-Managed Value Series) may make a redemption payment, in whole or in part, by a distribution of portfolio

34

securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with the federal securities laws and regulations governing mutual funds and pursuant to policies and procedures adopted by the Fund to prevent shareholder discrimination and unfairness. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may also incur brokerage charges and other transaction costs selling such securities and converting such currencies to dollars. Also, the value of currencies may be affected by currency exchange fluctuations. The Tax-Managed Value Portfolio and the Tax-Managed Value Series are authorized to make redemption payments solely by a distribution of portfolio securities, or a combination of securities and cash, when it is determined by the Advisor to be consistent with the tax management strategies described in this Prospectus and applicable legal and regulatory requirements.

The Feeder Portfolios

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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Disclosure of Portfolio Holdings

Each Portfolio and its respective Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within 20 days after the end of each month. Each Portfolio and its respective Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios’ and Master Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the last five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements are included in the Fund’s annual report. Further information about each Portfolio’s performance is contained in the Fund’s annual report which is available upon request.

36

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	DFA International Value Portfolio III

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$13.80	$14.65	$16.26	$17.84	$14.69
Income From Investment Operations
Net Investment Income (Loss)#	0.50	0.49	0.52	0.78	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	3.10	(0.56)	(1.38)	(0.88)	3.48
Total From Investment Operations	3.60	(0.07)	(0.86)	(0.10)	3.98
Less Distributions
Net Investment Income	(0.51)	(0.47)	(0.49)	(0.76)	(0.51)
Net Realized Gains	—	(0.31)	(0.26)	(0.72)	(0.32)
Total Distributions	(0.51)	(0.78)	(0.75)	(1.48)	(0.83)
Net Asset Value, End of Year	$16.89	$13.80	$14.65	$16.26	$17.84
Total Return	26.50%	(0.09)%	(5.41)%	(0.73)%	28.15%
Net Assets, End of Year (thousands)	$2,541,484	$2,067,127	$1,926,577	$1,836,655	$1,725,850
Ratio of Expenses to Average Net Assets*	0.24%	0.24%	0.25%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.44%	0.44%	0.30%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.30%	3.70%	3.29%	4.48%	3.15%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.
#	Computed using average shares outstanding.

37

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	U.S . Large Cap Value Portfolio III

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$23.15	$23.91	$25.30	$22.75	$17.11
Income From Investment Operations
Net Investment Income (Loss)#	0.56	0.53	0.53	0.46	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	4.94	0.49	(0.26)	3.01	5.64
Total From Investment Operations	5.50	1.02	0.27	3.47	6.03
Less Distributions
Net Investment Income	(0.53)	(0.54)	(0.50)	(0.44)	(0.39)
Net Realized Gains	(0.83)	(1.24)	(1.16)	(0.48)	—
Total Distributions	(1.36)	(1.78)	(1.66)	(0.92)	(0.39)
Net Asset Value, End of Year	$27.29	$23.15	$23.91	$25.30	$22.75
Total Return	24.32%	4.69%	1.34%	15.62%	35.65%
Net Assets, End of Year (thousands)	$3,708,961	$3,061,350	$3,003,155	$2,992,619	$2,648,111
Ratio of Expenses to Average Net Assets*	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.23%	0.23%	0.16%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.38%	2.18%	1.89%	1.97%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.
#	Computed using average shares outstanding.

38

Dimensional Investment Group Inc.

Financial Highlights

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$24.36	$24.61	$24.42	$21.53	$16.13
Income From Investment Operations
Net Investment Income (Loss)#	0.54	0.48	0.45	0.37	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	4.84	0.16	0.24	2.88	5.39
Total From Investment Operations	5.38	0.64	0.69	3.25	5.73
Less Distributions
Net Investment Income	(0.53)	(0.48)	(0.43)	(0.36)	(0.33)
Net Realized Gains	(0.91)	(0.41)	(0.07)	—	—
Total Distributions	(1.44)	(0.89)	(0.50)	(0.36)	(0.33)
Net Asset Value, End of Year	$28.30	$24.36	$24.61	$24.42	$21.53
Total Return	22.59%	2.78%	2.88%	15.18%	35.90%
Net Assets, End of Year (thousands)	$1,815,437	$1,524,537	$1,487,169	$1,480,557	$1,279,664
Ratio of Expenses to Average Net Assets*	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.42%	0.42%	0.28%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.01%	2.04%	1.80%	1.60%	1.80%
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.
#	Computed using average shares outstanding.

39

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc.—Registration No. 811-6067

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-008

Prospectus

February 28, 2018

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II (DFETX)

This Prospectus describes the shares of the Portfolio which:

Are for long-term investors.

Does not charge sales commissions or loads.

Is exclusively available to 401(k) plans.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

Emerging Markets Portfolio II

Investment Objective

The investment objective of the Emerging Markets Portfolio II (the “Emerging Markets Portfolio” or, the “Portfolio”) is long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.35%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

The Example reflects the aggregate annual operating expenses of the Emerging Markets Portfolio and the Portfolio’s portion of the expenses of the Emerging Markets Series.

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PORTFOLIO TURNOVER

The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was 8% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development) authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. For example, based on market capitalization data as of December 31, 2017, Mexico had a size threshold of $3,477 million, and the Czech Republic had a size threshold of $1,977 million. These thresholds will change due to market conditions. In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Emerging Markets Series. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may also adjust the representation in the Emerging Markets Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Emerging Markets Series and Emerging Markets Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Emerging Markets Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Emerging Markets Portfolio and the Emerging Markets Series.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Emerging

2

Markets Series that owns them, and, in turn, the Emerging Markets Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives, the Emerging Markets Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Emerging Markets Series and Emerging Markets Portfolio could lose more than the principal amount invested.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Emerging Markets Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

3

Emerging Markets Portfolio II—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
33.21% (4/09–6/09)	-27.75% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Emerging Markets Portfolio II
Return Before Taxes	36.73%	4.40%	2.74%
Return After Taxes on Distributions	36.01%	3.61%	2.07%
Return After Taxes on Distributions and Sale of Portfolio Shares	21.20%	3.15%	1.97%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	37.28%	4.35%	1.68%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Portfolio and the Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Series. The following individuals are responsible for coordinating the day to day management of the Emerging Markets Portfolio and the Emerging Markets Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mitchell J. Firestein, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Daniel C. Ong, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

4

Purchase and Redemption of Fund Shares

Shares of the Portfolio are sold only to deferred compensation plans that are exempt from taxation under section 401(k) of the Internal Revenue Code. Provided that shares of the Portfolio are available under an employer’s plan, shares may be purchased by following the procedures adopted by the respective employer, as approved by the Advisor. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolio should contact their employer for details. The Emerging Markets Portfolio does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan imposes a minimum transaction requirement. All investments are subject to approval of the Advisor. Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the service agent (or to an Intermediary or a Sub-designee, if applicable) designated under a 401(k) in the form required by such service agent.

Tax Information

The dividends and distributions paid from the Portfolio generally will consist of ordinary income, capital gains, or some combination of both. Because shares of the Portfolio are only available to 401(k) plans, taxes on such dividends and distributions are deferred until withdrawal from the plan. The dividends and distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

5

Additional Information on Investment Objective and Policies

The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolio described in this Prospectus is designed for long-term investors.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for the Master Fund.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation. Emerging Markets Portfolio pursues its objective by investing substantially all of its assets in the Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in companies associated with emerging markets, which may include frontier markets, designated as Approved Markets by the Investment Committee of the Advisor. As of the date of this Prospectus, The Emerging Markets Series invests in the following countries that are designated as Approved Markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Advisor will determine, in its discretion, when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the Emerging Markets Series, constraints imposed in Approved Markets and other characteristics of each country’s markets. The Investment Committee of the Advisor may designate other countries as Approved Markets for investment in the future, in addition to the countries identified above, or the Investment Committee may remove one or more countries from the list of Approved Markets. In addition, the Emerging Markets Series may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. (For a description of the securities approved for investment, see “Approved Markets”).

In determining what countries are eligible markets for the Emerging Markets Series, the Advisor may consider various factors, including without limitation, data, analysis and classification of countries disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), International Finance Corporation, FTSE International, MSCI and Citigroup. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor may take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, the Emerging Markets Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Emerging Markets Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

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The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. In addition, the Emerging Markets Series may consider a company’s price in relation to its book value (a “price to book ratio”). The Advisor may adjust the representation in the Emerging Markets Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, the Emerging Markets Series may enter into foreign currency forward contracts. In addition, to hedge against changes in the relative value of foreign currencies, the Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

The Emerging Markets Series may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

APPROVED MARKETS

The Emerging Markets Series invests in securities of Approved Markets as identified above for the Series. The Approved Markets securities invested in by the Series will be listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. Approved Market securities are defined as securities that are associated with an Approved Market, and include: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities of companies that derive significant revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have significant assets in Approved Markets; (e) Approved Markets equity securities in the form of depositary shares; (f) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (g) securities included in the Series’ benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in

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companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

In attempting to respond to adverse market, economic, political, or other considerations, the Portfolio and Master Fund may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolio’s or Master Fund’s principal investment strategies. In these circumstances, the Portfolio or Master Fund (and in turn, its corresponding Feeder Portfolios) may be unable to achieve its investment objective.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio or Master Fund uses derivatives, the Portfolio or Master Fund will be directly exposed to the risks of those derivatives. Derivatives expose the Portfolio or Master Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio or Master Fund to sell or otherwise close a derivatives position could expose the Portfolio or Master Fund to losses and could make derivatives more difficult for the Portfolio or Master Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Portfolio or Master Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s or Master Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Master Fund could lose more than the principal amount invested.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

The Master Fund and Portfolio are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Master Fund and Portfolio described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Master Fund and Portfolio.

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Securities Loans

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of the Master Fund’s total assets, which includes the value of collateral received. To the extent the Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, the Master Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Master Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio’s Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. The Master Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows that a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

Securities Lending Revenue

For the fiscal year ended October 31, 2017, the Portfolio received the following net revenues from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio (see “SECURITIES LOANS”):

Portfolio	Net Revenue	Percentage of Net Assets
Emerging Markets Portfolio II*	$63,080	0.08%

*	The Portfolio’s Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

Management of the Portfolio

The Advisor serves as investment advisor to the Portfolio and the Master Fund. Pursuant to an Investment Management Agreement with the Master Fund, the Advisor is responsible for the management of the Master Fund’s assets. With respect to an Investment Management Agreement with the Portfolio, the Advisor manages the portion of the Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw the Portfolio’s investment from its Master Fund to invest in another

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Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. As of the date of this Prospectus, the Portfolio invests substantially all of its assets in the Master Fund. The Portfolio and the Master Fund are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for the Portfolio and the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio and the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the Portfolio since 2010.

Mr. Firestein is a Portfolio Manager and Vice President of the Advisor. Mr. Firestein received his BS from Tulane University. Mr. Firestein joined the Advisor in 2005, has been a portfolio manager since 2014, and has been responsible for Portfolio since 2018.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolio since 2010.

Mr. Ong is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Ong holds an MBA from the University of Chicago Booth School of Business and a BA from the University of California, Irvine. Mr. Ong joined the Advisor in 2005, has been a portfolio manager since 2005, and has been responsible for the Portfolio since 2015.

Ms. Phillips is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the Portfolio since 2017.

Mr. Singh is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Singh received his MBA from the University of Chicago Booth School of Business and his BA from the University of California, Los Angeles. Mr. Singh joined the Advisor originally in 2003, has been a portfolio manager since 2012 and has been responsible for the Portfolio since 2015.

The SAI provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Portfolio’s shares.

The Advisor provides the Portfolio and Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Portfolio and Master Fund is available in the semi-annual report for the Portfolio and the Master Fund for the fiscal period ending April 30, 2017. The Advisor’s address is

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6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602 billion.

Dimensional Investment Group Inc. (the “Fund”) and Master Fund bear all of their own fees, expenses, charges, assessments, taxes, and other costs incurred in their operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver Agreement. Expenses of the Fund or Trust allocable to the Portfolio or Master Fund are so allocated and expenses which are not allocable to the Portfolio or the Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by the Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2017. The “Management Fee” listed in the table for the Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund. The Advisor, not the Master Fund, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the Master Fund. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Master Fund. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of the Master Fund and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Master Fund and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by the Master Fund, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

Manager of Managers Structure

The Advisor, the Fund, and, on behalf of the Master Fund, the Trust, have received an exemptive order from the SEC for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional

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Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the Emerging Markets Portfolio II or Master Fund (the “MOM-Eligible Portfolios”). As described above, DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to the Master Fund. If a new Dimensional Wholly-Owned Sub-advisor is hired for a MOM-Eligible Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of the Portfolio, the Fund may enter into shareholder servicing agreements with financial intermediaries to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Portfolio. For the array of services provided to shareholders of the Portfolio, the Fund may pay such financial intermediaries a fee for such services. These expenses will be included in “Other Expenses” in the “Annual Fund Operating Expenses” table.

FEE WAIVER AGREEMENT

Pursuant to an Amended and Restated Fee Waiver Agreement for the Portfolio, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
Emerging Markets Portfolio II	0.25%

The Amended and Restated Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

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Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolio are distributed annually and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. The Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Tax Considerations. Shares of the Portfolio must be purchased through 401(k) plans. Dividends and distributions paid to a qualified, tax-advantaged retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-advantaged retirement plan of the Portfolio’s shares will not be subject to federal income taxes. However, the beneficiaries of such tax-advantaged retirement plans may be taxed later upon withdrawal of monies from their accounts. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1⁄2.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio. Prospective investors should also consult the SAI.

Policy Regarding Excessive or Short-term Trading

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the Master Fund’s holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and the Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Master Fund and the Portfolio calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and

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Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

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The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities. Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio and Master Fund do not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value of the Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of the Portfolio and Master Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of the Portfolio will fluctuate in relation to the investment experience of the Master Fund in which the Portfolio invests. Securities (including over-the-counter securities) held by the Master Fund will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

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Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Master Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours prior to the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Master Fund are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Master Funds price their shares at the close of the NYSE, the Master Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Master Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Master Fund uses fair value pricing, the values assigned to the Master Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the Master Fund monitors the operation of the method used to fair value price the Master Fund’s foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or Master Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Master Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Master Fund and Portfolio do not price their shares, the net asset values of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

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Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Master Fund is determined each day as of such close.

PUBLIC OFFERING PRICE

Provided that a service agent designated under a 401(k) plan has received the investor’s investment instructions in good order, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value next determined after receipt of such instructions. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

Purchase of Shares

Shares of the Portfolio are sold only to deferred compensation plans that are exempt from taxation under section 401(k) of the Code. Provided that shares of the Portfolio are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolio should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, the Portfolio may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

IN-KIND PURCHASES

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by its Master Fund or otherwise represented in the portfolio of the Master Fund as described in this Prospectus or as otherwise consistent with the Fund’s policies and procedures. Shares may also be purchased in exchange for local currencies in which such securities of the Master Fund are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such

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acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its Master Fund) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market values are available for such securities based on the Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

Exchange of Shares

Provided such transactions are permitted under an employer’s 401(k) plan, investors may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

Redemption of Shares

REDEMPTION PROCEDURE

An investor who desires to redeem shares of the Portfolio must furnish a redemption request to the service agent (or to an Intermediary or a Sub-designee, if applicable) designated under a 401(k) plan in the form required by such service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by the Fund’s transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer

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agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor’s or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to Market Close on the redemption date.

Under certain conditions, the Portfolio may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

The Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by the Fund to receive orders). For accounts held through certain intermediaries designated by the Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and the Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of the Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares which were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. The Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, the Portfolio may use other methods to meet redemptions, including the use of a line of credit. In addition, as described below, the Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of the Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

With respect to the Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific portfolio is $500 or less. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s Master Fund in lieu of cash in accordance with the federal securities laws and regulations governing mutual funds and pursuant to policies and procedures adopted by the Fund to prevent shareholder discrimination and unfairness. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. The Portfolio also reserves the right to redeem its shares in the currencies in which its Master Fund’s investments are denominated. Investors may also incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

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The Feeder Portfolio

Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact the DFA Investment Trust Company at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio was to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund, and through their investment in the Master Fund, the Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of its Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Disclosure of Portfolio Holdings

The Portfolio and the Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within 20 days after the end of each month. The Portfolio and the Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s and Master Fund’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

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Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Financial Highlights

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report, which is available upon request.

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Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$23.46	$21.80	$26.34	$26.65	$25.49
Income From Investment Operations
Net Investment Income (Loss)#	0.49	0.48	0.53	0.59	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	5.22	1.85	(4.45)	(0.22)	1.16
Total From Investment Operations	5.71	2.33	(3.92)	0.37	1.72
Less Distributions
Net Investment Income	(0.52)	(0.67)	(0.62)	(0.68)	(0.56)
Total Distributions	(0.52)	(0.67)	(0.62)	(0.68)	(0.56)
Net Asset Value, End of Year	$28.65	$23.46	$21.80	$26.34	$26.65
Total Return	25.04%	11.26%	(15.02)%	1.53%	6.80%
Net Assets, End of Year (thousands)	$83,299	$83,330	$82,418	$104,987	$112,140
Ratio of Expenses to Average Net Assets*	0.34%	0.34%	0.34%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.44%	0.44%	0.36%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets*	1.95%	2.25%	2.18%	2.29%	2.17%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

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Other Available Information

You can find more information about the Fund and the Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolio on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc.—Registration No. 811-6067

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-011

Prospectus

February 28, 2018

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

U.S.

U.S. Targeted Value Portfolio

Class R1: DFTVX

Class R2: DFTPX

INTERNATIONAL

DFA International Value Portfolio

Class R2: DFIPX

Emerging Markets Value Portfolio

Class R2: DFEPX

GLOBAL

Global Equity Portfolio

Class R2: DGERX

Global Allocation 60/40 Portfolio

Class R2: DFPRX

Global Allocation 25/75 Portfolio

Class R2: DFGPX

Class R1 Shares

Class R2 Shares

The U.S. Targeted Value Portfolio offers three classes of shares: Institutional Class shares, Class R1 shares and Class R2 shares.

The other Portfolios described in this Prospectus offer: Institutional Class shares and Class R2 shares.

This Prospectus describes the Class R1 shares and Class R2 shares of the Portfolios which:

Are for long-term investors.

Are generally available to defined contribution plans, health savings plans and qualified tuition programs.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

ii

iii

U.S. Targeted Value Portfolio

Investment Objective

The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.

Shareholder Fees (fees paid directly from your investment):

Class R1	None
Class R2	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R1		Class R2
Management Fee	0.35%		0.35%
Other Expenses:
Shareholder Services Fees	0.10%	*	0.25%	*
Other Expenses	0.02%		0.02%
Total Other Expenses	0.12%		0.27%
Total Annual Fund Operating Expenses	0.47%		0.62%
*	An amount up to 0.10% of the average net assets of the Portfolio’s Class R1 shares and an amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R1 shares and Class R2 shares (“Shareholder Services Agent”).

EXAMPLE

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R1	$48	$151	$263	$591
Class R2	$63	$199	$346	$774

PORTFOLIO TURNOVER

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual

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Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio’s portfolio turnover rate was 23% of the average value of its investment portfolio.

Principal Investment Strategies

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small and mid cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow and price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December 31, 2017, companies smaller than the 500th largest U.S. company fall in lowest 16% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2017, the market capitalization of a company smaller than the 500th largest U.S. company would be $8,793 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

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Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Targeted Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar charts show the changes in the performance of U.S. Targeted Value Portfolio’s Class R1 shares and Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R1 shares and Class R2 shares compare with those of a broad measure of market performance. The past performance of the U.S. Targeted Value Portfolio is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

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U.S. Targeted Value Portfolio Class R1 Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
24.44% (7/09–9/09)	-23.98% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 1/31/08 Inception
U.S. Targeted Value Portfolio—Class R1 shares
Return Before Taxes	9.51%	13.96%	9.80%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	7.84%	13.01%	8.70%

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U.S. Targeted Value Portfolio Class R2 Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
24.37% (7/09–9/09)	-24.03% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 6/30/08 Inception
U.S. Targeted Value Portfolio—Class R2 shares
Return Before Taxes	9.32%	13.77%	10.61%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	7.84%	13.01%	9.81%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the U.S. Targeted Value Portfolio. The following individuals are responsible for coordinating the day to day management of the U.S. Targeted Value Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Joel P. Schneider, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Redemption of Fund Shares

Class R1 shares and Class R2 shares of the Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer

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sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the U.S. Targeted Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R1 shares and Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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DFA International Value Portfolio

Investment Objective

The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the DFA International Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses:
Shareholder Services Fees	0.25%	**
Other Expenses	0.03%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
**	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

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The Example reflects the aggregate annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.

PORTFOLIO TURNOVER

The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.

Principal Investment Strategies

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow and price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2017, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,593 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Value Series may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

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Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The DFA International Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

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DFA International Value Portfolio Class R2 Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
33.78% (4/09–6/09)	-23.11% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 4/30/08 Inception
DFA International Value Portfolio
Return Before Taxes	25.80%	7.70%	1.88%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.21%	7.46%	2.32%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA International Value Portfolio and the International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the International Value Series. The following individuals are responsible for coordinating the day to day management of the DFA International Value Portfolio and the International Value Series:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

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Purchase and Redemption of Fund Shares

Class R2 shares of the Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the DFA International Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Emerging Markets Value Portfolio

Investment Objective

The investment objective of the Emerging Markets Value Portfolio (the “Emerging Markets Value Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Master Fund”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the Emerging Markets Value Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	0.60%
Other Expenses:
Shareholder Services Fees	0.25%	**
Other Expenses	0.06%
Total Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%
*	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisor LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
**	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002

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The Example reflects the aggregate annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio’s portion of the expenses of the Emerging Markets Value Fund.

PORTFOLIO TURNOVER

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by Dimensional Fund Advisors LP (the “Advisor”) to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may also adjust the representation in the Emerging Markets Value Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Emerging Markets Value Portfolio or Emerging Markets Value Fund. The Emerging Markets Value Portfolio and Emerging Markets Value Fund do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

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Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Emerging Markets Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The returns presented for the Class R2 shares (formerly the Class R2A shares) of the Emerging Markets Value Portfolio reflect the performance of a predecessor share class (the “Predecessor Share Class”). The Portfolio adopted the performance of the Predecessor Share Class as a result of a conversion in which the shares of the Predecessor Share Class were converted into Class R2A shares. The Class R2A shares were subsequently renamed Class R2 shares. The bar chart and table immediately following illustrate the variability of the Emerging

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Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

Emerging Markets Value Portfolio Class R2 Shares—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
44.77% (4/09–6/09)	-26.93% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	Since 1/29/08 Inception
Emerging Markets Value Portfolio
Return Before Taxes	33.45%	3.42%	2.27%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	37.28%	4.35%	3.07%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Value Portfolio and Emerging Markets Value Fund. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Value Fund. The following individuals are responsible for coordinating the day to day management of the Emerging Markets Portfolio and Emerging Markets Value Fund:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Mitchell J. Firestein, Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2018.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

15

•	Daniel C. Ong, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Bhanu P. Singh, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2015.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

The Class R2 shares of the Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Global Equity Portfolio

Investment Objective

The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the Global Equity Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses:
Shareholder Services Fees	0.25%	*
Other Expenses	0.01%
Total Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement**	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
*	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).
**	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$235	$429	$988

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher

17

taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 5% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. Periodically, the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As of February 28, 2018, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded real estate investment trusts (“REITs”). The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2018 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.”

The Global Equity Portfolio and each Underlying Funds may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Funds. The Global Equity Portfolio and the Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The Global Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Global Equity Portfolio’s and Underlying Funds’ investments are described below.

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Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Funds that own them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Global Equity Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Cyber Security Risk: The Global Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”

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Performance

The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

Global Equity Portfolio Class R2 Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
23.58% (4/09–6/09)	-23.74% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Global Equity Portfolio
Return Before Taxes	21.88%	12.36%	6.43%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	22.40%	11.64%	5.03%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Global Equity Portfolio. The following individuals are responsible for coordinating the day to day management of the Global Equity Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

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•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2003).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

Class R2 shares of the Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Global Equity Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Global Allocation 60/40 Portfolio

Investment Objective

The investment objective of the Global Allocation 60/40 Portfolio (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the 60/40 Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses:
Shareholder Services Fees	0.25%	*
Other Expenses	0.01%
Total Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement**	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.53%
*	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).
**	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Class R2 shares of the Portfolio reflect the net expenses that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$54	$215	$391	$899

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher

22

taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 19% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2018, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2018 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.”

The 60/40 Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The 60/40 Portfolio and the Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Certain fixed income Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. Certain fixed income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The 60/40 Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

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Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the 60/40 Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Funds that own them, to rise or fall. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

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Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the 60/40 Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The 60/40 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

25

Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”

Performance

The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

Global Allocation 60/40 Portfolio Class R2 Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
15.80% (4/09–6/09)	-14.08% (10/08–12/08)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Global Allocation 60/40 Portfolio
Return Before Taxes	13.79%	7.77%	5.34%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	22.40%	11.64%	5.03%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	0.92%	0.90%	1.62%
Global 60/40 Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes on sales)	13.36%	7.35%	4.01%
(1)	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the 60/40 Portfolio. The following individuals are responsible for coordinating the day to day management of the 60/40 Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2003).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

The Class R2 shares of the Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the 60/40 Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Global Allocation 25/75 Portfolio

Investment Objective

The investment objective of the Global Allocation 25/75 Portfolio (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the 25/75 Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses:
Shareholder Services Fees	0.25%	*
Other Expenses	0.02%
Total Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement**	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.51%
*	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).
**	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE

This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Class R2 shares of the Portfolio reflect the net expenses that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$198	$357	$819

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PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 48% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income Underlying Funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2018, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2018 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.”

The 25/75 Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The 25/75 Portfolio and the Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. Certain fixed income Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. Certain fixed income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The 25/75 Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

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Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the 25/75 Portfolio’s and Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Funds that own them, to rise or fall. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those of developed countries. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security

30

prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the 25/75 Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The 25/75 Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the 25/75 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”

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Performance

The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

Global Allocation 25/75 Portfolio Class R2 Shares—Total Returns

January 2008-December 2017
Highest Quarter	Lowest Quarter
7.34% (4/09–6/09)	-4.31% (7/11–9/11)

Annualized Returns (%)

Periods ending December 31, 2017

	1 Year	5 Years	10 Years
Global Allocation 25/75 Portfolio
Return Before Taxes	6.35%	3.59%	3.64%
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	22.40%	11.64%	5.03%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	0.92%	0.90%	1.62%
Global 25/75 Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes on sales)	5.94%	3.59%	2.73%
(1)	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the 25/75 Portfolio. The following individuals are responsible for coordinating the day to day management of the 25/75 Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception (2003).

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2012.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.

Purchase and Redemption of Fund Shares

The Class R2 shares of the Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the 25/75 Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

The Class R2 shares of the Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies—Equity Portfolios

The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies’ Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. U.S. Targeted Value Portfolio and Emerging Markets Value Portfolio are offered by DFA Investment Dimensions Group Inc. The other Portfolios contained in this Prospectus are offered by Dimensional Investment Group Inc. The Portfolios described in this Prospectus are designed for long-term investors. Each Portfolio also offers Institutional Class shares, which are offered to qualified investors in separate prospectuses.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Portfolios.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

U.S. TARGETED VALUE PORTFOLIO

The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation. The U.S. Targeted Value Portfolio generally will pursue its investment objective by investing directly in securities of U.S. companies. Ordinarily, the U.S. Targeted Value Portfolio will invest its assets in a broad and diverse group of readily marketable securities of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value (a “price to book ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The U.S. Targeted Value Portfolio will purchase securities that are listed on the U.S. national securities exchanges or traded on the over-the-counter market. The U.S. Targeted Value Portfolio uses a market capitalization weighted approach. See “Market Capitalization Weighted Approach” in this Prospectus.

On not less than a semi-annual basis, for the U.S. Targeted Value Portfolio, the Advisor will calculate price to book ratios and review total market capitalization to determine those companies whose stock may be eligible for investment.

Generally, the U.S. Targeted Value Portfolio does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Targeted Value Portfolio may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the Portfolio.

In addition, the U.S. Targeted Value Portfolio may sell portfolio securities when their price to book ratios rise above those of the security with the highest such ratio that is then eligible for purchase by the Portfolio, however, it may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ price to book ratios.

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The total market capitalization ranges, and the value criteria used by the Advisor for the U.S. Targeted Value Portfolio, as described above, generally apply at the time of purchase by the U.S. Targeted Value Portfolio. The U.S. Targeted Value Portfolio is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Portfolio Transactions—All Equity Portfolios” in this Prospectus.

The U.S. Targeted Value Portfolio may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the U.S. Targeted Value Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

INTERNATIONAL PORTFOLIOS

Approved Markets. As of the date of this Prospectus, the countries listed in the following tables for each international Feeder Portfolio and its corresponding Master Fund (an “International Master Fund”) are designated as “Approved Markets” for which the International Master Fund or Portfolio is authorized to invest. The Advisor will determine in its discretion when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in a Master Fund/Portfolio, constraints imposed in Approved Markets and other characteristics of each country’s markets. The Investment Committee of the Advisor also may designate other countries as Approved Markets for investment in the future, in addition to the countries listed in the tables. Also, an International Master Fund or Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. Emerging Markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

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Developed Markets

Countries	DFA International Value Portfolio & DFA International Value Series
Australia	Invests
Austria	Invests
Belgium	Invests
Canada	Invests
Denmark	Invests
Finland	Invests
France	Invests
Germany	Invests
Hong Kong	Invests
Ireland	Invests
Israel	Invests
Italy	Invests
Japan	Invests
Netherlands	Invests
New Zealand	Invests
Norway	Invests
Portugal	Invests
Singapore	Invests
Spain	Invests
Sweden	Invests
Switzerland	Invests
United Kingdom	Invests

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Emerging Markets

Countries	Emerging Markets Value Portfolio & Emerging Markets Value Fund
Brazil	Invests
Chile	Invests
China	Invests
Colombia	Invests
Czech Republic	Invests
Egypt	—
Greece	Invests
Hungary	Invests
India	Invests
Indonesia	Invests
Malaysia	Invests
Mexico	Invests
Philippines	Invests
Peru	—
Poland	Invests
Russia	Invests
South Africa	Invests
South Korea	Invests
Taiwan	Invests
Thailand	Invests
Turkey	Invests

The International Master Funds and Portfolios invest in securities of Approved Markets (as identified in the tables above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. An International Master Fund or Portfolio will consider for purchase securities that are associated with an Approved Market, and include: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive significant revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have significant assets in Approved Markets; (e) equity securities of companies in Approved Markets in the form of depositary shares; (f) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (g) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the

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Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

DFA International Value Portfolio

The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio invests substantially all of its assets in The DFA International Value Series of the Trust (the “International Value Series” or “Master Fund”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing the securities of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Under normal market conditions, the International Value Series intends to invest at least 40% its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries. The International Value Series invests its assets in securities of companies associated with Approved Markets (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”).

In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. Based on market capitalization data as of December 31, 2017, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests would be $1,593 million. This threshold will vary by country or region. For example, based on market capitalization data as of December 31, 2017, the Advisor would consider a large company in the European Monetary Union (the “EMU”) to have a market capitalization of at least $6,984 million, a large company in Norway to have a market capitalization of at least $1,593 million, and a large company in Switzerland to have a market capitalization of at least $5,845 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalization of eligible large companies within each country. See “Market Capitalization Weighted Approach.” The weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

The International Value Series may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Emerging Markets Value Portfolio

The investment objective of the Emerging Markets Value Portfolio (the “Emerging Markets Value Portfolio” or “Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder

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Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Master Fund”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Value Fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), designated as Approved Markets by the Investment Committee of the Advisor (For a description of the securities and countries approved for investment, see “International Portfolios—Approved Markets”). The Emerging Markets Value Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets.

The Emerging Markets Value Fund pursues its objective through investment primarily in emerging market equity securities. The Emerging Markets Value Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value (a “price to book ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry.

The Advisor may also adjust the representation in the Emerging Markets Value Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

In determining what countries are eligible markets for the Emerging Markets Value Fund, the Advisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, MSCI and Citigroup. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Value Fund.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Value Fund will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Emerging Markets Value Fund may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Emerging Markets Value Fund does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.

The Emerging Markets Value Fund may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for the Emerging Markets Value Fund to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

Generally, changes in the composition and relative ranking (in terms of price to book ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price changes of such securities. On a periodic basis, the Advisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semi-annually.

The Emerging Markets Value Fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Emerging Markets Value Fund do pay dividends. It is anticipated, therefore, that the Emerging Markets Value Fund will receive dividend income.

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The Emerging Markets Value Fund may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Value Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the U.S. Targeted Value Portfolio and the International Value Series involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in the Portfolio or Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Portfolio or Master Fund to a particular issuer to a maximum proportion of the assets of the Portfolio or Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings of securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio or Master Fund may be acquired in exchange for the issuance of shares. See “PURCHASE OF SHARES—In Kind Purchases.” While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Portfolio or Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum

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proportion of the assets of that vehicle. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio or Master Fund uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivatives expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

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Additional Information on Investment Objectives and

Policies—Allocation Portfolios

The Advisor seeks to construct a diversified portfolio for each of the Global Equity Portfolio, Global Allocation 60/40 Portfolio (the “60/40 Portfolio”) and Global Allocation 25/75 Portfolio (the “25/75 Portfolio” and together with the Global Equity Portfolio and the 60/40 Portfolio, the “Allocation Portfolios”) by purchasing shares of Underlying Funds that invest in equity securities of domestic issuers (the “Domestic Equity Underlying Funds”) and international issuers (the “International Equity Underlying Funds” and together with the Domestic Equity Underlying Funds, the “Equity Underlying Funds”). The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers (the “Fixed Income Underlying Funds”).

The Underlying Funds in which each Allocation Portfolio may invest, each Allocation Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

Global Equity Portfolio

The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Global Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Global Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Global Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically, the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Global Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing substantially all of its assets in Equity Underlying Funds, the Global Equity Portfolio is expected to provide the most aggressive equity exposure of the three Allocation Portfolios, and hence, corresponding level of overall risk.

As a non-fundamental investment policy, under normal circumstances, the Global Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds).

In addition to other short-term investments, the Global Equity Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Global Allocation 60/40 Portfolio

The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds,

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International Equity Underlying Funds and Fixed Income Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Global Equity Portfolio and 25/75 Portfolio.

In addition to other short-term investments, the 60/40 Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Global Allocation 25/75 Portfolio

The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed below under the heading “Asset Allocation Investment Approach.”

Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. To maintain target allocations, adjustments may be made by purchasing and selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Allocation Portfolios, and hence, lower levels of overall risk.

In addition to other short-term investments, the 25/75 Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

ASSET ALLOCATION INVESTMENT APPROACH

The Allocation Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Allocation Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Allocation Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different proportions for the 60/40 Portfolio and 25/75 Portfolio. The target allocation of

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assets between Equity Underlying Funds and Fixed Income Underlying Funds, and the range of allocations for each Allocation Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global Allocation 60/40 Portfolio Allocation		Global Allocation 25/75 Portfolio Allocation

	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%–100%	60%	40%–80%	25%	5%–45%
Fixed Income Underlying Funds	0%	0%	40%	20%–60%	75%	55%–95%

Each Allocation Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Portfolios. The 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The 60/40 Portfolio’s equity risk level falls between that of the Global Equity and 25/75 Portfolios.

As of the date of this Prospectus, each Allocation Portfolio is expected to invest mainly in the Underlying Funds listed below, each an investment portfolio of the DFA Investment Dimensions Group Inc. (the “Fund”), except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Allocation Portfolio currently intends to invest in the Underlying Funds identified below, each Allocation Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio.

INVESTMENT TERMS USED IN THE PROSPECTUS

Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Underlying Funds.

Free Float generally describes the number of publicly traded shares of a company.

Momentum generally describes the past performance of a stock relative to other stocks.

Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.

Profitability generally measures a company’s profit in relation to the size of the business.

INVESTMENTS IN UNDERLYING FUNDS

Investment Objectives, Strategies and Policies of the Underlying Funds

The Advisor believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the

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Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Advisor believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the shorter-term area of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Allocation Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Allocation Portfolios’ Statement of Additional Information.

Domestic Equity Underlying Funds

DFA Real Estate Securities Portfolio—The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA Real Estate Securities Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The DFA Real Estate Securities Portfolio will purchase shares of REITs. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

U.S. Core Equity 1 Portfolio—The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

The Advisor may also adjust the representation in the U.S. Core Equity 1 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

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U.S. Core Equity 2 Portfolio—The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

The Advisor may also adjust the representation in the U.S. Core Equity 2 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

International Equity Underlying Funds

International Core Equity Portfolio—The International Core Equity Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Advisor may also adjust the representation in the International Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The International Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Emerging Markets Core Equity Portfolio—The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee with a greater emphasis on small capitalization, value, and high profitability companies. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth or low profitability companies, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their

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book value. In assessing growth and value, the Advisor may consider additional factors, such as price to cash flows or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Emerging Markets Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The Emerging Markets Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Fixed Income Underlying Funds

DFA Two-Year Global Fixed Income Portfolio—The DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in three years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Five-Year Global Fixed Income Portfolio—The DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio”) seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Five-Year Global Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the

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Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Selectively Hedged Global Fixed Income Portfolio—The DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio may selectively hedge its currency exposures depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Selectively Hedged Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial of its operating income in that country.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Selectively Hedged Global Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign currency forward contracts, or leave some or all of the currency exposure unhedged, to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and

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out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. In addition, the Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Inflation-Protected Securities Portfolio—The DFA Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio”) seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns that at least keep up with the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Short-Term Extended Quality Portfolio—The DFA Short-Term Extended Quality Portfolio (the “Short-Term Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Short-Term Extended Quality Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, the Advisor expects that most

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investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Short-Term Extended Quality Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

DFA Intermediate-Term Extended Quality Portfolio—The DFA Intermediate-Term Extended Quality Portfolio (the “Intermediate-Term Extended Quality Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Intermediate-Term Extended Quality Portfolio generally invests with an emphasis on debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by S&P or Fitch or Baa3 to A1 by Moody’s. The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the expected credit premium is relatively low. The Portfolio will also invest in higher-rated debt securities. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

The Intermediate-Term Extended Quality Portfolio primarily invests in securities that mature within three to fifteen years from the date of settlement and maintains an average dollar-weighted portfolio duration of between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Intermediate-Term Extended Quality Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to

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another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities.

DFA World ex U.S. Government Fixed Income Portfolio—The DFA World ex U.S. Government Fixed Income Portfolio (the “World ex U.S. Government Portfolio”) seeks its investment objective by investing in a universe of obligations issued or guaranteed primarily by non-U.S. government issuers and supranational organizations and their agencies having investment grade credit ratings at the time of purchase. At the present time, the Advisor expects that most investments will be made in the obligations of issuers determined by the Advisor to be associated with countries with developed markets. The Advisor selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. As a non-fundamental policy, under normal circumstances, the World ex U.S. Government Portfolio will invest at least 80% of its net assets in fixed income securities issued or guaranteed by foreign governments (including political subdivisions) and their authorities, agencies or instrumentalities.

Generally, the World ex U.S. Government Portfolio will purchase fixed income securities that mature within five and fifteen years from the date of settlement. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three and twelve years.

Because many of the World ex U.S. Government Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The World ex U.S. Government Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The World ex U.S. Government Portfolio also may invest in money market instruments, other short-term investments, U.S. government obligations, U.S. government agency obligations, and affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses. These short-term investments may include the securities of U.S. issuers.

DESCRIPTION OF INVESTMENTS OF THE FIXED INCOME UNDERLYING FUNDS

The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

Permissible Categories:
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1-11
Five-Year Global Portfolio	1-11

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Permissible Categories:
Inflation-Protected Portfolio	1,2,6,11
Short-Term Extended Quality Portfolio	1-11
Intermediate-Term Extended Quality Portfolio	1-4,6-11
World ex U.S. Government Portfolio	7,8,11

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations—

        (a) Two-Year Global Portfolio and Five-Year Global Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are rated Aa3 or better by Moody’s, or AA- or better by S&P, or AA- or better by Fitch, or an equivalent rating assigned by another nationally recognized statistical rating organization (“NRSRO”), or if there is no rating for the debt security, they are determined by the Advisor to be of comparable quality to equivalent issues of the same issuer rated at least AA- or Aa3.

        (b) Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio and Intermediate-Term Extended Quality Portfolio—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.     Commercial Paper—

        (a) Two-Year Global Portfolio and Five-Year Global Portfolio—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

        (b) Selectively Hedged Global Portfolio and Short-Term Extended Quality Portfolio—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

6.    Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid assets policy. The Fixed Income Underlying Funds also will only invest in repurchase

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agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank, or the World Bank, which are chartered to promote economic development.

9.     Foreign Issuer Obligations—

        (a) Two-Year Global Portfolio and Five-Year Global Portfolio—Debt securities of non-U.S. issuers rated AA- or better by S&P or Fitch, Aa3 or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, securities that have been determined by the Advisor to be of comparable quality.

        (b) Selectively Hedged Global Portfolio, Short-Term Extended Quality Portfolio and Intermediate-Term Extended Quality Portfolio—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

10.    Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.    Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of investments that may be acquired by each of the Fixed Income Underlying Funds (other than the Intermediate-Term Extended Quality Portfolio and World ex U.S. Government Portfolio) may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

ADDITIONAL RISKS OF THE UNDERLYING FUNDS

The investment performance of each of the Allocation Portfolios is affected by the investment performance of the Underlying Funds in which an Allocation Portfolio invests. The ability of an Allocation Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Allocation Portfolio’s assets among the Underlying Funds. Through their investments in Underlying Funds, the Allocation Portfolios are subject to the risks of the Underlying Funds’ investments. In addition to the risks of the Underlying Funds’ investments described in “PRINCIPAL RISKS” for each Portfolio, certain other risks of the Underlying Funds’ investments are described below.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio in which each of the Allocation Portfolios invests is concentrated in the real estate industry and subject to this risk. The exclusive focus of DFA Real Estate Securities Portfolio on the real estate industry will cause DFA Real Estate Securities Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by change in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single

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project or market segment than more broadly diversified investments. The performance of an Underlying Fund concentrated in the real estate industry may be materially different from the broad equity market.

Inflation-Protected Securities Interest Rat Risk: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Inflation-Protected Securities Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Inflation-Protected Securities Portfolio. In such event, the Inflation-Protected Securities Portfolio may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Inflation-Protected Securities Portfolio may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Inflation-Protected Securities Portfolio and additional capital gain distributions to the 60/40 Portfolio and 25/75 Portfolio. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Inflation-Protected Securities Portfolio may cause amounts previously distributed to the 60/40 Portfolio and 25/75 Portfolio in the taxable year as income to be characterized as a return of capital, which could increase or decrease the 60/40 Portfolio’s and 25/75 Portfolio’s ordinary income distributions to shareholders, and may cause some of the 60/40 Portfolio’s and 25/75 Portfolio’s distributed income to be classified as a return of capital.

Risks of Investing for Inflation Protection: The Inflation-Protected Securities Portfolio in which each of the 60/40 Portfolio and 25/75 Portfolio invests is subject to this risk. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivatives expose the Portfolio or Underlying Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the

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resulting inability of the Portfolio or Underlying Fund to sell or otherwise close a derivatives position could expose the Portfolio or Underlying Fund to losses and could make derivatives more difficult for the Portfolio or Underlying Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Portfolio or Underlying Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s or Underlying Fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

PORTFOLIO TRANSACTIONS—ALL PORTFOLIOS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio, Master Fund and Underlying Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolios, Master Funds and Underlying Funds may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolio’s, Master Fund’s or Underlying Fund’s principal investment strategies. In these circumstances, the Portfolio, Master Fund (and in turn, its corresponding Feeder Portfolio) or Underlying Fund may be unable to achieve its investment objective.

Other Information

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio, Master Fund and Underlying Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios, Master Funds, and Underlying Funds described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios, Master Funds, and Underlying Funds.

FUND OF FUNDS PORTFOLIO TURNOVER

The portfolio turnover rate provided for the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “fund of funds”) under the heading “Portfolio Turnover” for the respective Portfolio is unaudited. The portfolio turnover rate presented for each fund of funds was derived from the portfolio turnover rate of the Underlying Funds in which the fund of funds invests.

Securities Loans

All of the Portfolios, Master Funds and Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio, Master Fund or Underlying Fund may earn additional income from lending

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securities, such activity is incidental to the investment objective of a Portfolio, Master Fund or Underlying Fund. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1⁄3% of the value of a Portfolio‘s or Master Fund’s total assets, which includes the value of collateral received. To the extent a Portfolio, Master Fund or Underlying Fund loans a portion of its securities, a Portfolio, Master Fund or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios, Master Funds and Underlying Funds will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios, Master Funds and Underlying Funds may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolios, Master Funds and Underlying Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Portfolio, Master Fund or Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio, Master Fund or Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund” and collectively the “Funds”), Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

Securities Lending Revenue

During the fiscal year ended October 31, 2017, the following Portfolios received the following net revenues from a securities lending program (see “SECURITIES LOANS”), which constituted a percentage of the average daily net assets of the Portfolio:

Portfolio	Net Revenue	Percentage of Net Assets
U.S. Targeted Value Portfolio	$6,520,358	0.07%
DFA International Value Portfolio*	$6,684,862	0.08%
Emerging Markets Value Portfolio*	$26,799,635	0.15%

*	A Portfolio with a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

Management of the Funds

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Portfolio and Master Fund, the Advisor is responsible for the management of their respective assets. With respect to an Investment Management Agreement with each Feeder Portfolio, the

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Advisor manages the portion of each Feeder Portfolio’s assets that are retained by the Feeder Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Feeder Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Feeder Fund’s assets directly if the Advisor believes it is in the best interests of the Feeder Portfolio and its shareholders to do so. As of the date of this Prospectus, each Feeder Portfolio invests substantially all of its assets in its corresponding Master Fund. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has twelve members. Investment strategies for all Portfolios and all Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of such Portfolio.

Mr. Singh is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Singh received his MBA from the University of Chicago Booth School of Business and his BA from the University of California, Los Angeles. Mr. Singh joined the Advisor originally in 2003, has been a portfolio manager since 2012 and has been responsible for the DFA International Value Portfolio and Emerging Markets Value Portfolio since 2015.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the U.S. Targeted Value Portfolio since 2012 and the DFA International Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio since 2010.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the U.S. Targeted Value Portfolio since 2012 and the DFA International Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio since 2010.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio since 2003.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio since 2012.

Mr. Schneider is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Advisor in 2011, has been a portfolio manager since 2013, and has been responsible for the U.S. Targeted Value Portfolio since 2015.

Ms. Phillips is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business, and a BA from

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the University of Puget Sound. Ms. Phillips joined the Advisor in 2012, has been a portfolio manager since 2014, and has been responsible for the DFA International Value Portfolio since 2015 and the Emerging Markets Value Portfolio, Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio since 2017.

Mr. Ong is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Ong holds an MBA from the University of Chicago Booth School of Business, and a BA from the University of California, Irvine. Mr. Ong joined the Advisor in 2005, has been a portfolio manager since 2005, and has been responsible for the Emerging Markets Value Portfolio since 2015.

Mr. Pu is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the Global Equity Portfolio, 60/40 Portfolio and 25/75 Portfolio since 2017.

Mr. Firestein is a Portfolio Manager and Vice President of the Advisor. Mr. Firestein received his BS from Tulane University. Mr. Firestein joined the Advisor in 2005, has been a portfolio manager since 2014, and has been responsible for the Emerging Markets Value Portfolio since 2018.

The Portfolios’ Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolios, the Master Funds and Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Boards of Trustees/Directors approving the Investment Management Agreements with respect to the Portfolios and Master Funds, is available in the semi-annual reports for the Portfolios and Master Funds for the fiscal period ending April 30, 2017.

The Funds and the Master Funds bear all of their own fees, expenses, charges, assessments, taxes, and other costs incurred in their operations, whether incurred directly by the Funds or incurred by the Advisor on their behalf. The expenses payable by the Funds shall include, but are not limited to: services of their independent registered public accounting firm, legal counsel to the Funds and their disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Funds, insurance premiums, investment fees and expenses of the Funds, including the interest expense of borrowing money, the costs incidental to meetings of their shareholders and trustees/directors, the cost of filing their registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming their shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Funds, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Funds, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or Master Fund or class of a Portfolio are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2018, assets under management for all Dimensional affiliated advisors totaled approximately $602 billion.

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MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the fees incurred by a Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2017. The “Management Fee” listed in the table for each Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund. The “Management Fee” listed in the table for the Non-Feeder Portfolios provides the investment management fee that was payable by the respective Portfolio to the Advisor.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to the International Value Series and the Dimensional Emerging Markets Value Fund (individually a “Sub-Advised Portfolio” and, collectively, the “Sub-Advised Portfolios”). Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Sub-Advised Portfolios. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each Sub-Advised Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a Sub-Advised Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Sub-Advised Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

Manager of Managers Structure

The Advisor, the Funds, and on behalf of the Master Funds, the Trust or Dimensional Emerging Markets Value Fund, have received an exemptive order from the Securities and Exchange Commission (the “SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). A Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the DFA International Value Portfolio or Series, Emerging Markets Value Portfolio or Fund, Global Equity Portfolio, Global Allocation 60/40 Portfolio, or Global Allocation 25/75 (the “MOM-Eligible Portfolios”). As described above, DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to each MOM-Eligible Portfolio or its Underlying Fund(s) or Master Fund. If a new Dimensional Wholly-Owned Sub-advisor is hired for a MOM-Eligible Portfolio or its Master Fund, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general

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management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

SHAREHOLDER SERVICES

On behalf of the Portfolios, the Funds enter into agreements with Shareholder Services Agents to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Class R1 shares and Class R2 shares. For the array of services provided to Class R1 shareholders of the U.S. Targeted Value Portfolio, the Fund pays such Shareholder Services Agents an amount up to 0.10% of the average net assets of the Class R1 shares for such services. For the array of services provided to Class R2 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.25% of the average net assets of the Class R2 shares for such services.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Class R1 shares and Class R2 shares of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Portfolios below, and a portion of the Fee Waiver Agreement for the Feeder Portfolios below will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. In addition, with respect to each such Fee Waiver Agreement (or portion of the Fee Waiver Agreement), prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by a Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Portfolios, as described in the notes below, will remain in effect permanently, unless terminated by a Fund.

Class R1 Shares

U.S. Targeted Value Portfolio

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of Class R1 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the extent necessary to limit the annualized expenses of Class R1 shares of the Portfolio to the rate listed below (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R1 shares of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R1 shares of the Portfolio to exceed the Annualized Expense Ratio identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Annualized Expense Ratio
U.S. Targeted Value Portfolio	0.62%

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Class R2 Shares

Emerging Markets Value Portfolio

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio listed below to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed below (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified below. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Annualized Expense Ratio
Emerging Markets Value Portfolio	0.96%

U.S. Targeted Value Portfolio

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio to the rate listed below (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Annualized Expense Ratio
U.S. Targeted Value Portfolio	0.77%

DFA International Value Portfolio

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio listed below to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed below (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio

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to exceed the Annualized Expense Ratio identified below. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Annualized Expense Ratio
DFA International Value Portfolio	0.79%

Global Equity Portfolio

60/40 Portfolio

25/75 Portfolio

In order to limit the total management fees received by the Advisor, the Advisor has contractually agreed to waive the management fee each Portfolio pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Portfolio and management fees paid by each Portfolio’s Underlying Funds (except for management fees paid by The DFA Short Term Investment Fund in connection with securities lending cash collateral investment) to the Advisor to 0.27% of the average net assets of a class of the Global Equity Portfolio, to 0.25% of the average net assets of a class of the 60/40 Portfolio and to 0.22% of the average net assets of a class of the 25/75 Portfolio (each an “Annualized Expense Ratio”). The maximum amount waived under this waiver is the full amount of a Portfolio’s management fee to the Advisor. At any time that the annualized expenses of a class of a Portfolio are less than its Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized expense ratio of such class of shares of the Portfolio to exceed the Annualized Expense Ratio identified above. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of a Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it

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declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. Dividends and distributions paid to a qualified, tax-advantaged retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-advantaged retirement plan of a Portfolio’s shares will not be subject to federal income taxes. However, the beneficiaries of such tax-advantaged retirement plans may be taxed later upon withdrawal of monies from their accounts. Also, unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Feeder Portfolio invested in a Master Fund or a Portfolio invested in an Underlying Fund classified as a partnership, its pro rata share of its corresponding Master Fund’s or Underlying Fund’s income and assets and in the case of a Portfolio invested in an Underlying Fund classified as a corporation, its pro rata share of the dividends and distributions paid by such Underlying Fund.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

The Board of Trustees of a Master Fund reserves the right to change the entity classification of a Master Fund for U.S. federal income tax purposes at any time, as may be permitted or required under the Code. For instance, the Board might cause a Master Fund that is classified as a partnership to elect to be classified as a corporation and taxable as a regulated investment company or disregarded entity (if it has one shareholder) or vice versa. Such a change in entity classification may be prompted by, among other things, changes in law, the investment strategy of a Master Fund, or the nature and number of shareholders of a Master Fund or other factors or events adversely affecting the ability of a Master Fund to comply with the Code. A change in entity classification of a Master Fund may be a taxable event, causing the Master Fund and shareholders of the Master Fund that are subject to tax to recognize a taxable gain or loss. Such a change in entity classification would also cause the shareholders of the Master Fund to be subject to a different taxation regime, which may adversely affect some shareholders depending upon their particular circumstances.

Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

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A Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares you sell or redeem that were purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolios’ default method of average cost, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes. To the extent an Underlying Fund organized as a corporation invests in U.S. Government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares. A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

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Purchase of Shares

CASH PURCHASES

Class R1 shares and Class R2 shares of the Portfolios are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Class R1 shares and Class R2 shares of the Portfolios are available to a Plan, if the Shareholder Services Agent for the Plan has entered into an agreement with the Funds to provide shareholder services to the Plan and Plan Participants in connection with their investments in the Class R1 shares or Class R2 shares of the Portfolios. Provided that the Portfolios are available under an employer’s Plan, shares may be purchased by following the procedures adopted by the respective employer or Shareholder Services Agent and approved by the Funds’ management for making investments. Investors who are considering an investment in the Portfolios should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares and Portfolios that are available for purchase. The Funds do not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolios should determine whether their employer’s Plan or Shareholder Services Agent imposes a minimum transaction requirement. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio or class of any Portfolio.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

IN-KIND PURCHASES

If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities that are eligible for acquisition by the Portfolios (or their corresponding Master Funds) or otherwise represented in their portfolios as described in this Prospectus or as otherwise consistent with the Funds’ policies or procedures or in exchange for local currencies in which such securities of the International Value Series, International Equity Underlying Funds and Fixed Income Underlying Funds denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolios with local currencies should first contact the Advisor.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund) and current market values are available for such securities based on a Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio or Master Fund, may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction.

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A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

Policy Regarding Excessive or Short-term Trading

The Portfolios are designed for long-term investors (except as described below) and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, certain Portfolios and Master Funds may be more susceptible to the risks of short-term trading than other Portfolios and Master Funds. The nature of the holdings of the International Portfolios and International Master Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s or Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because an International Portfolio or its Master Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the Master Fund calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Funds also have adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Funds, Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

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Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Funds or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Funds, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund/Underlying Fund.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of Intermediaries that have not expressly adopted procedures to implement this Policy. The Funds and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

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As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolios, Master Funds and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

Valuation of Shares

NET ASSET VALUE

The net asset value per share of each class of each Portfolio and the net asset value per share of each Master Fund and Underlying Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the investments and other assets of the Portfolio, Master Fund or Underlying Fund less any liabilities, by the total outstanding shares of the stock of the respective class of the Portfolio, Master Fund or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios, International Small Company Portfolio and Allocation Portfolios will fluctuate in relation to the investment experience of the Master Funds or Underlying Fund in which such Portfolios invest. Securities held by the Portfolios, Master Funds and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Portfolios, Master Funds and Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios, Master Funds and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolios, Master Funds and Underlying Funds value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds and Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Portfolios, Master Funds and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios, Master Funds and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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To the extent that a Portfolio, Master Fund or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Portfolios, Master Funds and Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Foreign Equity Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Foreign Equity Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Foreign Equity Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio, Master Fund or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio, Master Fund or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio, Master Fund or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the International Equity Portfolios (in respect to those Portfolios that are Feeder Portfolios, the Master Funds) and the International Equity Underlying Funds are expressed in U.S. dollars by translating the net assets of each Portfolio, Master Fund or Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Equity Portfolios and Master Funds and the International Equity Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios, Master Funds and Underlying Funds do not price their shares, the net asset values of the International Equity Portfolios and such Master Funds and Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

Most Portfolios, Master Funds, and Underlying Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading.

Certain of the securities holdings of the Emerging Markets Value Fund in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Value Fund may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund or Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

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Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio, Master Fund or Underlying Fund is determined each day as of such close.

PUBLIC OFFERING PRICE

Provided that the Shareholder Services Agent designated by a Plan has received the investor’s investment instructions in good order, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such instructions. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

Exchange of Shares

Investors may exchange Class R2 shares of one Portfolio described in this Prospectus for the same class of shares of another Portfolio described in this Prospectus.

Plan participants may be able to exchange shares. Please contact your employer or the Shareholder Services Agent to determine if an exchange of shares is available and the documentation required.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any Portfolio or otherwise adversely affect the Funds, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

For Plan participants exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. The Funds reserve the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

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Redemption of Shares

REDEMPTION PROCEDURE FOR PLAN PARTICIPANTS

A participant in a Plan or a client of an institution who desires to redeem shares of a Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution in the form required by such Shareholder Services Agent. The Shareholder Services Agent will adopt procedures approved by management of the Funds for transmitting redemption orders.

REDEMPTION PROCEDURE FOR PLANS

A Plan who desires to redeem shares of a Portfolio must first contact the Portfolio’s transfer agent at (888) 576-1167. Shareholders who invest in a Portfolio through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”), including, but not limited to, a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares and, if a Fund does not have on file the authorized signatures for the account, proof of authority. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the redemption date.

Under certain conditions, Portfolios may accept and process redemption orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Shareholders redeeming shares who do not already have an agreement in place with a Fund and have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are to be wired to a bank account that differs from the standing instructions on file, or paid by check to an address other than the address of record, the transfer agent may request a Medallion Signature Guarantee. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

A Portfolio typically expects to send (via check, wire or automated clearing house) redemption payments within 1 business day after receipt of a written request for redemption in good order by the transfer agent (or certain intermediaries designated by a Fund to receive orders). For accounts held through certain intermediaries designated by a Fund to receive orders, timing of redemption payments may be sent based on the agreement between the Intermediary and a Portfolio. The Intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed in the best interest of a Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares which were purchased by check, payment will not be made until a Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption proceeds will typically be paid by Federal Reserve wire payment. A Portfolio typically expects to satisfy redemption requests from available cash and cash equivalents or the sale of portfolio assets. In certain circumstances, such as stressed market conditions, a Portfolio may use other methods to meet redemptions, including the use of a line of credit or participating in an interfund lending program in reliance on exemptive

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relief from the SEC. In addition, as described below, a Portfolio reserves the right to meet redemption requests through an in-kind redemption, typically in response to a particularly large redemption, at the request of a client or in stressed market conditions. Also, see “Redemption and Transfer of Shares” in the SAI for information regarding redemption requests that exceed $250,000 or 1% of the value of a Portfolio’s assets, whichever is less.

REDEMPTION OF SMALL ACCOUNTS

With respect to each Portfolio, the Funds reserve the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

When in the best interests of a Portfolio, the Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds and pursuant to policies and procedures adopted by a Fund to prevent shareholder discrimination and unfairness. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios, the currencies in which the corresponding Master Funds’ or Underlying Funds investments) are denominated. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors may also incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

The Feeder Portfolios

Other institutional investors, including other mutual funds, may invest in each Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746, (512) 306-7400 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios

72

also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days before the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the DFA International Value and Emerging Markets Value Portfolios may constitute a taxable exchange for federal income tax purposes, resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Disclosure of Portfolio Holdings

Each Portfolio Master Fund and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, Master Fund or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within 20 days after the end of each month. Each Portfolio, Master Fund and Underlying Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolios, Master Funds and Underlying Funds’ policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios, Master Funds and Underlying Funds.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the annual reports. Further information about the Portfolios’ performance is contained in the annual reports, which are available upon request.

73

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R1 Shares

	U.S. Targeted Value Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$21.26	$21.58	$23.19	$22.63	$17.28
Income From Investment Operations
Net Investment Income (Loss)#	0.25	0.24	0.26	0.18	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	4.66	0.60	(0.61)	1.86	6.28
Total From Investment Operations	4.91	0.84	(0.35)	2.04	6.55
Less Distributions
Net Investment Income	(0.24)	(0.27)	(0.25)	(0.16)	(0.22)
Net Realized Gains	(0.78)	(0.89)	(1.01)	(1.32)	(0.98)
Total Distributions	(1.02)	(1.16)	(1.26)	(1.48)	(1.20)
Net Asset Value, End of Year	$25.15	$21.26	$21.58	$23.19	$22.63
Total Return	23.32%	4.21%	(1.33)%	9.47%	40.39%
Net Assets, End of Year (thousands)	$54,960	$35,661	$40,159	$16,971	$9,470
Ratio of Expenses to Average Net Assets	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.16%	1.15%	0.79%	1.42%
Portfolio Turnover Rate	23%	28%	15%	10%	16%
#	Computed using average shares outstanding.

74

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R2 Shares

	U.S. Targeted Value Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$21.16	$21.51	$23.12	$22.57	$17.26
Income From Investment Operations
Net Investment Income (Loss)#	0.21	0.20	0.23	0.15	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	4.65	0.60	(0.61)	1.84	6.31
Total From Investment Operations	4.86	0.80	(0.38)	1.99	6.50
Less Distributions
Net Investment Income	(0.21)	(0.26)	(0.22)	(0.12)	(0.21)
Net Realized Gains	(0.78)	(0.89)	(1.01)	(1.32)	(0.98)
Total Distributions	(0.99)	(1.15)	(1.23)	(1.44)	(1.19)
Net Asset Value, End of Year	$25.03	$21.16	$21.51	$23.12	$22.57
Total Return	23.17%	4.04%	(1.49)%	9.30%	40.10%
Net Assets, End of Year (thousands)	$156,809	$147,945	$135,412	$82,977	$23,305
Ratio of Expenses to Average Net Assets	0.62%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.90%	1.00%	1.02%	0.64%	0.95%
Portfolio Turnover Rate	23%	28%	15%	10%	16%
#	Computed using average shares outstanding.

75

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R2 Shares

	DFA International Value Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$16.27	$16.93	$18.48	$19.46	$15.72
Income From Investment Operations
Net Investment Income (Loss)#	0.55	0.53	0.51	0.74	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	3.61	(0.65)	(1.55)	(0.93)	3.77
Total From Investment Operations	4.16	(0.12)	(1.04)	(0.19)	4.26
Less Distributions
Net Investment Income	(0.54)	(0.54)	(0.51)	(0.79)	(0.52)
Total Distributions	(0.54)	(0.54)	(0.51)	(0.79)	(0.52)
Net Asset Value, End of Year	$19.89	$16.27	$16.93	$18.48	$19.46
Total Return	25.99%	(0.43)%	(5.78)%	(1.21)%	27.61%
Net Assets, End of Year (thousands)	$3,508	$3,308	$10,404	$11,200	$5,517
Ratio of Expenses to Average Net Assets*	0.68%	0.68%	0.68%	0.68%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.88%	0.88%	0.73%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.07%	3.42%	2.81%	3.79%	2.84%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

76

DFA Investment Dimensions Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R2 Shares

	Emerging Markets Value Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$24.71	$22.18	$27.79	$29.27	$28.21
Income From Investment Operations
Net Investment Income (Loss)#	0.31	0.46	0.49	0.59	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	5.60	2.75	(5.61)	(1.10)	1.68
Total From Investment Operations	5.91	3.21	(5.12)	(0.51)	2.15
Less Distributions
Net Investment Income	(0.49)	(0.68)	(0.49)	(0.55)	(0.50)
Net Realized Gains	—	—	—	(0.42)	(0.59)
Total Distributions	(0.49)	(0.68)	(0.49)	(0.97)	(1.09)
Net Asset Value, End of Year	$30.13	$24.71	$22.18	$27.79	$29.27
Total Return	24.11%	14.98%	(18.49)%	(1.75)%	7.75%
Net Assets, End of Year (thousands)	$31,198	$97,923	$74,076	$99,066	$106,070
Ratio of Expenses to Average Net Assets*	0.81%	0.81%	0.81%	0.80%	0.82%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees Paid Indirectly)*	0.91%	0.91%	0.84%	0.80%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.19%	2.08%	1.93%	2.09%	1.65%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

77

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R2 Shares

	Global Equity Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$18.58	$18.32	$18.66	$17.44	$13.78
Income From Investment Operations
Net Investment Income (Loss)#	0.34	0.34	0.31	0.28	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	4.08	0.26	(0.34)	1.24	3.67
Total From Investment Operations	4.42	0.60	(0.03)	1.52	3.94
Less Distributions
Net Investment Income	(0.34)	(0.34)	(0.31)	(0.30)	(0.28)
Total Distributions	(0.34)	(0.34)	(0.31)	(0.30)	(0.28)
Net Asset Value, End of Year	$22.66	$18.58	$18.32	$18.66	$17.44
Total Return	23.98%	3.37%	(0.16)%	8.73%	28.87%
Net Assets, End of Year (thousands)	$30,644	$19,844	$50,269	$10,109	$5,517
Ratio of Expenses to Average Net Assets*	0.55%	0.55%	0.57%	0.56%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.82%	0.83%	0.86%	0.85%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.89%	1.67%	1.54%	1.76%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

78

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R2 Shares

	Global Allocation 60/40 Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$15.99	$15.70	$16.01	$15.32	$13.40
Income From Investment Operations
Net Investment Income (Loss)#	0.26	0.26	0.26	0.22	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.99	0.33	(0.31)	0.67	1.93
Total From Investment Operations	2.25	0.59	(0.05)	0.89	2.17
Less Distributions
Net Investment Income	(0.28)	(0.30)	(0.26)	(0.20)	(0.25)
Net Realized Gains	(0.02)	—	—	—	—
Total Distributions	(0.30)	(0.30)	(0.26)	(0.20)	(0.25)
Net Asset Value, End of Year	$17.94	$15.99	$15.70	$16.01	$15.32
Total Return	14.21%	3.86%	(0.27)%	5.85%	16.35%
Net Assets, End of Year (thousands)	$6,902	$5,793	$5,455	$3,259	$14,140
Ratio of Expenses to Average Net Assets*	0.53%	0.53%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.74%	0.75%	0.77%	0.77%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.67%	1.61%	1.42%	1.71%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

79

Dimensional Investment Group Inc.

Financial Highlights

(For a share outstanding throughout each period)

Class R2 Shares

	Global Allocation 25/75 Portfolio

	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013
Net Asset Value, Beginning of Year	$12.89	$12.74	$12.93	$12.75	$12.16
Income From Investment Operations
Net Investment Income (Loss)#	0.16	0.16	0.14	0.14	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.61	0.19	(0.08)	0.20	0.58
Total From Investment Operations	0.77	0.35	0.06	0.34	0.74
Less Distributions
Net Investment Income	(0.18)	(0.20)	(0.23)	(0.13)	(0.15)
Net Realized Gains	(0.04)	—	(0.02)	(0.03)	—
Total Distributions	(0.22)	(0.20)	(0.25)	(0.16)	(0.15)
Net Asset Value, End of Year	$13.44	$12.89	$12.74	$12.93	$12.75
Total Return	6.06%	2.78%	0.50%	2.69%	6.15%
Net Assets, End of Year (thousands)	$902	$848	$428	$183	$2,215
Ratio of Expenses to Average Net Assets*	0.51%	0.50%	0.51%	0.52%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)*	0.67%	0.67%	0.68%	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.22%	1.12%	1.09%	1.28%
#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

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Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders

These reports focus on Portfolio holdings and performance.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Investment Group Inc. (DFA International Value Portfolio, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio)—Registration No. 811-6067

DFA Investment Dimensions Group Inc. (all other Portfolios)—Registration No. 811-3258

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022818-016

INSTITUTIONAL CLASS SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers one hundred and two series of shares. Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers twelve series of shares. DFAIDG and DIG are collectively referred to as the “Funds” in this Statement of Additional Information (“SAI”). This SAI relates to thirty-three series of DFAIDG and two series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC PORTFOLIOS

U.S. Large Company Portfolio Ticker: DFUSX	U.S. Core Equity 2 Portfolio Ticker: DFQTX
Enhanced U.S. Large Company Portfolio Ticker: DFELX	U.S. Vector Equity Portfolio Ticker: DFVEX
U.S. Large Cap Equity Portfolio Ticker: DUSQX	U.S. Small Cap Portfolio Ticker: DFSTX
U.S. Large Cap Value Portfolio (Feeder) Ticker: DFLVX	U.S. Micro Cap Portfolio Ticker: DFSCX
U.S. Small Cap Value Portfolio Ticker: DFSVX	U.S. High Relative Profitability Portfolio Ticker: DURPX
U.S. Targeted Value Portfolio Ticker: DFFVX	DFA Real Estate Securities Portfolio Ticker: DFREX
U.S. Core Equity 1 Portfolio Ticker: DFEOX

INTERNATIONAL PORTFOLIOS

Large Cap International Portfolio Ticker: DFALX	International Vector Equity Portfolio Ticker: DFVQX
DFA International Value Portfolio (Feeder) Ticker: DFIVX	International High Relative Profitability Portfolio Ticker: DIHRX
International Core Equity Portfolio Ticker: DFIEX	World ex U.S. Value Portfolio Ticker: DFWVX
Global Small Company Portfolio Ticker: DGLIX	World ex U.S. Targeted Value Portfolio Ticker: DWUSX
International Small Company Portfolio Ticker: DFISX	World ex U.S. Core Equity Portfolio Ticker: DFWIX
Japanese Small Company Portfolio (Feeder) Ticker: DFJSX	World Core Equity Portfolio Ticker: DREIX
Asia Pacific Small Company Portfolio (Feeder) Ticker: DFRSX	Selectively Hedged Global Equity Portfolio Ticker: DSHGX
United Kingdom Small Company Portfolio (Feeder) Ticker: DFUKX	Emerging Markets Portfolio (Feeder) Ticker: DFEMX
Continental Small Company Portfolio (Feeder) Ticker: DFCSX	Emerging Markets Value Portfolio (Feeder) Ticker: DFEVX
DFA International Real Estate Securities Portfolio Ticker: DFITX	Emerging Markets Small Cap Portfolio (Feeder) Ticker: DEMSX
DFA Global Real Estate Securities Portfolio	Emerging Markets Core Equity Portfolio

Ticker: DFGEX	Ticker: DFCEX
DFA International Small Cap Value Portfolio Ticker: DISVX

This SAI is not a Prospectus but should be read in conjunction with the Portfolios’ Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Funds’ annual reports to shareholders. The Prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios identified as a “Feeder” (a “Feeder Portfolio”) on the cover page of this SAI seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”) or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund (“DEM”). The series of the Trust and DEM are referred to as the “Master Funds.” Each of the Global Small Company Portfolio, International Small Company Portfolio, the World ex U.S. Value Portfolio, the World Core Equity Portfolio and the Selectively Hedged Global Equity Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”). The DFA Global Real Estate Securities Portfolio also may invest in funds managed by Dimensional. The series of the Trust, DEM and the portfolios of DFAIDG in which the Global Small Company Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio invest may be referred to as the “Underlying Funds.” The Underlying Funds in which the Global Small Company Portfolio invests are The Asia Pacific Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series and U.S. Small Cap Portfolio. The Underlying Funds in which the International Small Company Portfolio invests are The Canadian Small Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series. The Underlying Funds in which the DFA Global Real Estate Securities Portfolio may invest include the DFA Real Estate Securities Portfolio and the DFA International Real Estate Securities Portfolio. The Underlying Funds in which the World ex U.S. Value Portfolio invests include The DFA International Value Series, a series of the Trust, the DFA International Small Cap Value Portfolio and DEM. The Underlying Funds in which the World Core Equity Portfolio invests include the U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, International Core Equity Portfolio, Large Cap International Portfolio and Emerging Markets Core Equity Portfolio. The Underlying Funds in which the Selectively Hedged Global Equity Portfolio invests include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio. This SAI describes the Institutional Class shares of the Portfolios. The U.S. Targeted Value Portfolio offers two additional classes of shares, Class R1 shares and Class R2 shares. The DFA International Value Portfolio and Emerging Markets Value Portfolio each offer one additional class of shares, Class R2 shares. Class R1 shares and Class R2 shares are offered to qualified investors in separate prospectuses.

Dimensional serves as investment advisor to each of the Portfolios and each Master Fund. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios, Master Funds and Underlying Funds, including the Feeder Portfolios, through their investment in the Master Funds, and the Global Small Company Portfolio, International Small Company Portfolio, World ex U.S. Value Portfolio, and World Core Equity Portfolio through their investment in their respective Underlying Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Each of the Portfolios, Master Funds and Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of the Domestic and International Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

Each of the Portfolios (except the DFA International Value Portfolio and World ex U.S. Targeted Value Portfolio) has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus

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the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Portfolios and Master Funds. For each Feeder Portfolio, the amounts include commissions paid by the corresponding Master Fund. The Feeder Portfolios, Global Small Company Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio will not incur any brokerage costs in connection with their purchase or redemption of shares of their Master Funds or Underlying Funds. The Global Small Company Portfolio and DFA Global Real Estate Securities Portfolio will, however, incur brokerage costs to the extent the Portfolios invest directly in securities.

The following table reports brokerage commissions paid by the Portfolios and in the case of the Feeder Portfolios, their corresponding Master Funds during the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015.

Master Fund/Portfolio	FISCAL YEAR ENDED 2017	FISCAL YEAR ENDED 2016	FISCAL YEAR ENDED 2015
U.S. Large Company Portfolio	$100,289	$139,560	$70,842

Enhanced U.S. Large Company Portfolio	$7,538	$17,393	$14,526

U.S. Large Cap Equity Portfolio	$46,501	$53,238	$124,579

The U.S. Large Cap Value Series	$1,392,825	$1,496,090	$1,728,895

U.S. Small Cap Value Portfolio	$2,371,527	$2,173,479	$2,223,625

U.S. Targeted Value Portfolio	$1,544,453	$1,178,856	$1,406,025

U.S. Core Equity 1 Portfolio	$573,421	$561,848	$882,541

U.S. Core Equity 2 Portfolio	$676,211	$669,323	$1,100,154

U.S. Vector Equity Portfolio	$217,027	$272,939	$326,959

U.S. Small Cap Portfolio	$1,536,969	$1,469,041	$1,425,523

U.S. Micro Cap Portfolio	$538,622	$652,219	$668,851

U.S. High Relative Profitability Portfolio	$13,631	N/A	N/A

DFA Real Estate Securities Portfolio	$207,890	$172,327	$312,099

Large Cap International Portfolio	$361,164	$319,482	$282,097

The DFA International Value Series	$1,420,715	$1,304,293	$1,814,443

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Master Fund/Portfolio	FISCAL YEAR ENDED 2017	FISCAL YEAR ENDED 2016	FISCAL YEAR ENDED 2015
International Core Equity Portfolio	$2,217,577	$1,125,682	$1,262,315

The Japanese Small Company Series	$301,365	$238,207	$135,437

The Asia Pacific Small Company Series	$175,287	$141,230	$78,679

The United Kingdom Small Company Series	$200,242	$212,960	$162,792

The Continental Small Company Series	$538,760	$358,801	$456,799

DFA Global Real Estate Securities Portfolio[1]	$180,166	$120,318	$148,501

DFA International Real Estate Securities Portfolio	$502,918	$270,633	$305,581

DFA International Small Cap Value Portfolio	$2,160,383	$1,911,966	$2,124,596

International Vector Equity Portfolio	$144,751	$155,960	$225,050

International High Relative Profitability Portfolio	$21,349	N/A	N/A

World ex U.S. Targeted Value Portfolio	$94,473	$76,298	$60,014

World ex U.S. Core Equity Portfolio	$347,623	$201,650	$384,210

Selectively Hedged Global Equity Portfolio	$0	$1,735	$1,665

The Emerging Markets Series	$712,552	$387,603	$1,142,251

Dimensional Emerging Markets Value Fund (Emerging Markets Value Portfolio)	$2,937,011	$2,426,310	$ 3,077,808

The Emerging Markets Small Cap Series	$1,335,630	$994,926	$1,552,799

Emerging Markets Core Equity Portfolio	$2,952,615	$1,734,467	$2,425,624

[1]

During the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the DFA Global Real Estate Securities Portfolio operated as a funds of funds and did not incur any brokerage costs in connection with its purchase or redemption of shares of its Underlying Funds; however, the Portfolio did incur brokerage costs with respect to securities the Portfolio invested in directly.

The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Portfolios.

Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests substantially all of its assets, the Underlying Funds in which the Global Small Company Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio invest, and the Global Small Company Portfolio and DFA Global Real Estate Securities Portfolio themselves, to the extent they invest directly in securities.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices

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of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios and Master Funds that they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolios (except the U.S. Large Cap Value Portfolio and its Master Fund, and the U.S. Large Company Portfolio) may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolios and Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The investment management agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2017, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, did not pay commissions for securities transactions to brokers for providing market price monitoring services, market studies, brokerage services or research services to the Portfolios or Master Funds.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended October 31, 2017, as well as the value of such securities held by the Portfolio or Master Fund as of October 31, 2017.

Master Fund/Portfolio	Broker or Dealer	Value of Securities
Enhanced U.S. Large Company Portfolio	Royal Bank of Canada	$15,789,545
Enhanced U.S. Large Company Portfolio	The Toronto-Dominion Bank	$14,006,043
Enhanced U.S. Large Company Portfolio	Bank of America Corp.	$5,215,069
Enhanced U.S. Large Company Portfolio	Citigroup Inc.	$4,031,057
Enhanced U.S. Large Company Portfolio	The Goldman Sachs Group Inc.	$2,231,871
Enhanced U.S. Large Company Portfolio	HSBC Holdings PLC	$2,036,588
Enhanced U.S. Large Company Portfolio	JPMorgan Chase & Co.	$2,021,647
U.S. Large Cap Equity Portfolio	Jeffries Group Inc.	$617,529
The U.S. Large Cap Value Series	Jeffries Group Inc.	$6,245,431
U.S. Core Equity 1 Portfolio	Jeffries Group Inc.	$6,448,725

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Master Fund/Portfolio	Broker or Dealer	Value of Securities
U.S. Core Equity 1 Portfolio	Virtu Financial, Inc.	$778,079
U.S. Core Equity 1 Portfolio	KeyBank	$12,418,677
U.S. Core Equity 2 Portfolio	Jeffries Group Inc.	$11,439,272
U.S. Core Equity 2 Portfolio	Virtu Financial, Inc.	$837,458
U.S. Core Equity 2 Portfolio	KeyBank	$22,618,362
U.S. Vector Equity Portfolio	The Goldman Sachs Group Inc.	$10,731,650
U.S. Vector Equity Portfolio	Jeffries Group Inc.	$3,957,845
U.S. Vector Equity Portfolio	Virtu Financial, Inc.	$57,171
U.S. Vector Equity Portfolio	KeyBank	$4,304,449
U.S. Small Cap Portfolio	Virtu Financial, Inc.	$3,779,485
Large Cap International Portfolio	Societe Generale	$10,418,394
Large Cap International Portfolio	Instinet	$5,067,389
The DFA International Value Series	Societe Generale	$108,991,827
The DFA International Value Series	Instinet	$42,240,944
International Core Equity Portfolio	Societe Generale	$44,845,199
International Core Equity Portfolio	Instinet	$16,085,111
International Core Equity Portfolio	National Bank of Canada Financial Inc.	$34,402,000
International Vector Equity Portfolio	Societe Generale	$3,083,107
International Vector Equity Portfolio	Instinet	$1,303,727
World ex U.S. Core Equity Portfolio	Edelweiss Securities Limited	$358,492
World ex U.S. Core Equity Portfolio	Societe Generale	$3,114,189
World ex U.S. Core Equity Portfolio	Instinet	$1,259,011
The Emerging Markets Series	Edelweiss Securities Limited	$1,954,731
Dimensional Emerging Markets Value Fund	Edelweiss Securities Limited	$10,821,436
Emerging Markets Core Equity Portfolio	Edelweiss Securities Limited	$10,073,686

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“Commission”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Commission; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i)

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purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others; or

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, DFA International Value Portfolio, DFA International Small Cap Value Portfolio, International Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio will not:

(8)	sell securities short.

The Portfolios, except the U.S. Large Cap Equity Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. High Relative Profitability Portfolio, International Core Equity Portfolio, Global Small Company Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and World Core Equity Portfolio will not:

(9)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that the DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry.

The U.S. Large Cap Equity Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. High Relative Profitability Portfolio, International Core Equity Portfolio, Global Small Company Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and World Core Equity Portfolio will not:

(10)

concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies), except that the DFA International Real Estate Securities Portfolio and the DFA Global Real Estate Securities Portfolio shall invest more than 25% of their total assets in securities of companies in the real estate industry.

The investment limitations described in (5), (9), and (10) above do not prohibit each Feeder Portfolio or the Global Small Company Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and the Selectively Hedged Global Equity Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds or Underlying Funds, respectively. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

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For purposes of the investment limitation described in (1) above, the Global Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, and Emerging Markets Value Portfolio (indirectly through their investments in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent a Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, or any Portfolio structured as a fund of funds only holds shares of Underlying Funds, these Portfolios do not intend to lend those shares.

Each Portfolio is required to operate in accordance with the Commission staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of a Portfolio’s net assets. For these purposes, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the Prospectus under “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES – Enhanced U.S. Large Company Portfolio.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (7) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent a Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. In addition, the investment limitations described above do not prohibit the Enhanced U.S. Large Company Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

For purposes of the investment limitations described in (9) and (10) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management will consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

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Notwithstanding any of the above investment limitations, the Global Small Company Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series, Dimensional Emerging Markets Value Fund, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by such Master Funds and Portfolios to be advisable. Each Master Fund and the Global Small Company Portfolio, Emerging Markets Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio or Selectively Hedged Global Equity Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

Except with respect to a Portfolio’s or Master Fund’s limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

OPTIONS ON STOCK INDICES

The Enhanced U.S. Large Company Portfolio may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Commission, the Enhanced U.S. Large Company Portfolio will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, the Enhanced U.S. Large Company Portfolio will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Enhanced U.S. Large Company Portfolio desires.

The Enhanced U.S. Large Company Portfolio will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

If an option written by the Enhanced U.S. Large Company Portfolio expires, the Portfolio realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Enhanced U.S. Large Company Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid.

The premium paid for a put or call option purchased by the Enhanced U.S. Large Company Portfolio is an asset of the Portfolio. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

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Risks Associated with Options on Indices

There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options normally have expiration dates up to 90 days from date of purchase. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by the Enhanced U.S. Large Company Portfolio is exercised or unless a closing transaction is effected with respect to that position, the Enhanced U.S. Large Company Portfolio will realize a loss in the amount of the premium paid and any transaction costs.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Enhanced U.S. Large Company Portfolio intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that the Enhanced U.S. Large Company Portfolio will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Portfolio may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Enhanced U.S. Large Company Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the Enhanced U.S. Large Company Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Enhanced U.S. Large Company Portfolio would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

The Enhanced U.S. Large Company Portfolio’s activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Portfolio may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

Investment Limitations on Options Transactions

The ability of the Enhanced U.S. Large Company Portfolio to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Portfolio will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid assets.

SWAPS

Enhanced U.S. Large Company Portfolio may enter into equity index swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard

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“swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a group of securities representing a particular index.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by Enhanced U.S. Large Company Portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Portfolio’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Enhanced U.S. Large Company Portfolio’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Portfolio’s portfolio. The Enhanced U.S. Large Company Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s assets.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid, and, therefore, swap agreements entered into by Enhanced U.S. Large Company Portfolio and other illiquid assets will be limited to 15% of the net assets of the Portfolio. Moreover, Enhanced U.S. Large Company Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause Enhanced U.S. Large Company Portfolio to enter into swap agreements only with counterparties that the Investment Committee of the Advisor has approved. Certain restrictions imposed on Enhanced U.S. Large Company Portfolio by the Code may limit the Portfolio’s ability to use swap agreements. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. It is possible that developments in the swaps market, including potential government regulation, could adversely affect Enhanced U.S. Large Company Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Feeder Portfolio and to the Master Fund in which the Feeder Portfolio invests substantially all of its assets. With respect to the Global Small Company Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio, the discussion relates to both the Portfolios themselves and the Underlying Funds in which they invest.

Each Portfolio, Master Fund and Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio, Master Fund, or Underlying Fund. The Portfolios, Master Funds, and Underlying Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio, Master Fund or Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will

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be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio, Master Fund or Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio, Master Fund or Underlying Fund expects to earn income on its margin deposits. Each Master Fund, Underlying Fund and Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund, Underlying Fund or Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund, Underlying Fund or Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio, Master Fund or Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio, Master Fund or Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, a Portfolio, Master Fund or Underlying Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio, Master Fund or Underlying Fund may use by entering into futures transactions.

FOREIGN CURRENCY TRANSACTIONS

The International Equity Portfolios (or in the case of Feeder Portfolios, their Master Funds) and Enhanced U.S. Large Company Portfolio may acquire and sell foreign currency forward contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios and Master Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

With respect to an International Equity Portfolio or Master Fund, the Portfolio or Master Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, a Portfolio or Master Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

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The Enhanced U.S. Large Company Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on a Portfolio or Master Fund, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of a Portfolio’s or Master Fund’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

All non-Feeder Portfolios, Master Funds and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the non-Feeder Portfolios, Master Funds and Underlying Funds may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The non-Feeder Portfolios, Master Funds and Underlying Funds may invest cash in the following permissible investments:

Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**

U.S. Large Company Portfolios	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	5%

Enhanced U.S. Large Company Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	N.A.
U.S. Large Cap Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

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Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**

U.S. Large Cap Value Series and U.S. Small Cap Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Targeted Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and U.S. Vector Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Small Cap Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Micro Cap Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. High Relative Profitability Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Large Cap International Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Value Series	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

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Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**

Global Small Company Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Small Company Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Japanese Small Company, Asia Pacific Small Company, United Kingdom Small Company and Continental Small Company	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Real Estate Securities Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; freely convertible currencies; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Global Real Estate Securities Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds ***; index futures contracts and options thereon	20%

DFA International Small Cap Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Vector Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts and options thereon	20%

International High Relative Profitability Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

World ex U.S. Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

World ex U.S. Targeted Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market mutual funds***; index futures contracts and options thereon	20%

World ex U.S. Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market mutual funds***	20%

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Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**

World Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Selectively Hedged Global Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

The Emerging Markets Master Funds	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Emerging Markets Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

*

With respect to fixed income instruments, except in connection with corporate actions, the non-Feeder Portfolios, Master Funds and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**

The percentage guidelines set forth above are not absolute limitations, but the non-Feeder Portfolios, Master Funds and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series

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and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT

TRANSACTIONS

Each non-Feeder Portfolio, Master Fund and Underlying Fund may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, each non-Feeder Portfolio, Master Fund and Underlying Fund may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the non-Feeder Portfolio, Master Fund or Underlying Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. Each non-Feeder Portfolio, Master Fund and Underlying Fund may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a non-Feeder Portfolio, Master Fund or Underlying Fund enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a non-Feeder Portfolio, Master Fund or Underlying Fund committed to pay or receive for the security. A non-Feeder Portfolio, Master Fund or Underlying Fund will lose money if the value of a purchased security falls below the purchase price and a non-Feeder Portfolio, Master Fund or Underlying Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, a non-Feeder Portfolio, Master Fund or Underlying Fund will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

EXCHANGE TRADED FUNDS

The non-Feeder Portfolios, Master Funds and Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity . An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Portfolios, Equity Master Funds and Equity Underlying Funds with the expectation that they will be held for longer than one year. The Enhanced U.S. Large Company Portfolio is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

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DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of each Fund (each a “Board”) is responsible for establishing the Funds’ policies and for overseeing the management of each Fund. The Board of Directors elects the officers of each Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of each Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of each Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for each Fund also provides the disinterested Directors with adequate influence over the governance of the Board and each Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of each Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of each Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

Each Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of each Fund’s accounting and financial reporting policies and the selection and nomination of candidates to each Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, each Fund’s internal controls, each Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by each Board. The Audit Committee for each Board recommends the appointment of each Fund’s independent registered public accounting firm and also acts as a liaison between each Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for each Fund during the fiscal year ended October 31, 2017.

Each Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of each Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of a Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance

17

the investment strategies or policies of each Portfolio, and (iv) considers issues relating to investment services for each Portfolio of the Fund. There were three Strategy Committee meetings held for each Fund during the fiscal year ended October 31, 2017.

The Board of each Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board of each Fund, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect each Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of each Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and each Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, each Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with each Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and each Fund’s CCO prepares and presents an annual written compliance report to the Board. Each Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of a Fund at 6300 Bee Cave Road,

18

Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of a Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board of each Fund believes that it is in the best interests of each Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. Each Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. Each Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of a Fund is set forth in the tables below, including a description of each Director’s experience as a Director of a Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG – Since 1983; DIG – Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since 2017; DIG – Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	DFAIDG – Since 1981; DIG – Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	127 portfolios in 4 investment companies	None

19

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	DFAIDG – Since 2010; DIG – Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	127 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG – Since 1981; DIG – Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since 2000; DIG – Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director, (since 2000) and formerly, Lead Director (May 2014 –May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG – Since 1981; DIG – Since 1992	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	127 portfolios in 4 investment companies	None
[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; the Trust; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001–$100,000 in Simulated Funds**
Roger G. Ibbotson	International Core Equity Portfolio – Over $100,000	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	U.S. Micro Cap Portfolio – Over $100,000	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Interested Director:
David G. Booth	None	Over $100,000

**

As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by each Fund to the Funds’ Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from DFAIDG*	Aggregate Compensation from DIG*	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$208,969	$21,301	N/A	N/A	$300,000
Douglas W. Diamond Director	$111,229	$11,229	N/A	N/A	$159,500
Roger G. Ibbotson Director	$243,863	$24,823	N/A	N/A	$350,000
Edward P. Lazear Director	$229,934	$23,402	N/A	N/A	$330,000
Myron S. Scholes Lead Independent Director	$278,611	$28,405	N/A	N/A	$400,000
Abbie J. Smith Director	$208,969	$21,301	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$302,797	$30,741	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2017 is as follows: $350,000 (Mr. Ibbotson), $330,000 (Mr. Lazear) and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees

22

of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer (since 2017) of

•  all the DFA entities

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President (since 2017) of

•  all the DFA entities

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Head of Global Institutional Services (since 2014) for

•  Dimensional Fund Advisors LP

23

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) for

•  Dimensional Fund Advisors LP

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Global Chief Compliance Officer (since 2004) of

•  all the DFA Entities

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Chief Compliance Officer (since 2006) and Chief Privacy Officer (since

2015) of

•  Dimensional Fund Advisors Canada ULC

Chief Compliance Officer of

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014)

for

•  Dimensional SmartNest (US) LLC

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017

Executive Vice President and Chief Operating Officer (since 2017) of

•  the DFA Fund Complex

Executive Vice President (since 2017), Senior Advisor and Chief Operating Officer (since 2016) of

•  Dimensional Funds Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Executive Vice President (since 2017) of

•  DFA Securities LLC

Director of

•  Dimensional Advisors Ltd. (since 2017)

•  Dimensional Hong Kong Limited (since 2017)

•  DFA Australia Limited (since 2016)

Formerly, Consultant (2013 – 2017) for

•  MSG Consulting

Formerly, Chairman and Chief Executive Officer (2003 – 2013) of

•  Sabre Holdings

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016

Vice President, Chief Financial Officer, and Treasurer (since 2016) of

•  all the DFA Entities

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  Dimensional Hong Kong Limited

•  Dimensional Cayman Commodity Fund I Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  DFA Australia Limited

Director (since 2016) for

•  Dimensional Funds plc

•  Dimensional Funds II plc

Formerly, interim Chief Financial Officer and interim Treasurer (2016) of

•  all the DFA Entities

•  Dimensional Fund Advisors LP

24

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

•  Dimensional Cayman Commodity Fund I Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Controller (2015 – 2016) of

•  all the DFA Entities

•  Dimensional Fund Advisors LP

Formerly, Vice President (2008 – 2015) of

•  T. Rowe Price Group, Inc.

Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of

•  the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of • all the DFA Entities Vice President and Assistant Secretary (since 2010) of • Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of • all the DFA Entities • Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President (since 2017) of

•  the DFA Fund Complex

General Counsel (since 2001) of

•  All the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002)

of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

25

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of • the DFA Fund Complex (since 2013) • Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  all the DFA Entities

•  Dimensional Fund Advisors Canada ULC

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since

2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Fund Advisors Pte. Ltd. (since 2017)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

26

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 31, 2018, the Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI, except that Directors and officers, as a group, owned approximately 1.27% of the Global Small Company Portfolio.

SERVICES TO THE FUNDS

Administrative Services—The Feeder Portfolios, U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio

The Funds previously had administration agreements with the Advisor, on behalf of the Feeder Portfolios, U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio. Pursuant to each administration agreement, the Advisor performed various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund or Underlying Funds (as applicable), and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. Effective February 28, 2014 (with respect to the U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio) and July 21, 2015 (with respect to the Feeder Portfolios and International Small Company Portfolio), the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an Investment Management Agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. Prior to the Investment Management Agreement, the Feeder Portfolios, U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and International Small Company Portfolio paid the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below for its administrative services:

Portfolio	Administration Fee
U.S. Large Company Portfolio*	0.035%
Enhanced U.S. Large Company Portfolio*	0.15%
U.S. Large Cap Value Portfolio**	0.15%
U.S. Small Cap Value Portfolio*	0.30%
U.S. Targeted Value Portfolio*	0.25%
U.S. Small Cap Portfolio*	0.32%
U.S. Micro Cap Portfolio*	0.40%
DFA International Value Portfolio**	0.20%
International Small Company Portfolio**	0.40% (a)
Japanese Small Company Portfolio**	0.40% (b)
Asia Pacific Small Company Portfolio**	0.40% (b)
United Kingdom Small Company Portfolio**	0.40% (b)
Continental Small Company Portfolio**	0.40% (b)
Emerging Markets Portfolio**	0.40%
Emerging Markets Value Portfolio**	0.40%
Emerging Markets Small Cap Portfolio**	0.45%

*	Effective rate of administrative fee prior to February 28, 2014.
**	Effective rate of administrative fee prior to July 21, 2015.

27

(a) Prior to July 21, 2015, pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the International Small Company Portfolio, the Advisor had contractually agreed to waive its administration fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investments companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio were less than the Expense Limitation Amount for such class of shares, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio was not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

(b) Prior to July 21, 2015, pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor had contractually agreed to waive its administration fee and to assume the other direct expenses of a class of each Portfolio to the extent necessary to limit the direct expenses of a class of a Portfolio to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”). The Amended and Restated Fee Waiver and/or Expense Assumption Agreement did not include the indirect expenses that each Portfolio bore as a shareholder of its Master Fund. At any time that the direct expenses of a class of a Portfolio were less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the direct expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio was not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Each class of each Portfolio paid its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2015, the Portfolios paid administrative fees to the Advisor as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

Portfolio	FISCAL YEAR ENDED 2017* (000)	FISCAL YEAR ENDED 2016* (000)	FISCAL YEAR ENDED 2015 (000)
U.S. Large Company Portfolio	N/A	N/A	N/A
Enhanced U.S. Large Company Portfolio	N/A	N/A	N/A
U.S. Large Cap Value Portfolio	N/A	N/A	$16,886
U.S. Small Cap Value Portfolio	N/A	N/A	N/A
U.S. Targeted Value Portfolio	N/A	N/A	N/A
U.S. Small Cap Portfolio	N/A	N/A	N/A
U.S. Micro Cap Portfolio	N/A	N/A	N/A
DFA International Value Portfolio	N/A	N/A	$10,266
International Small Company Portfolio	N/A	N/A	$25,866
Japanese Small Company Portfolio	N/A	N/A	$1,386
Asia Pacific Small Company Portfolio	N/A	N/A	$794
United Kingdom Small Company Portfolio	N/A	N/A	$100[1]
Continental Small Company Portfolio	N/A	N/A	$620
Emerging Markets Portfolio	N/A	N/A	$11,841
Emerging Markets Value Portfolio	N/A	N/A	$51,318
Emerging Markets Small Cap Portfolio	N/A	N/A	$16d,666

*	For the fiscal years ended October 31, 2016 and October 31, 2017, the Portfolios did not pay administrative fees to the Advisor.

28

[1]	$99 after waiver

Administrative Services—All Portfolios

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for all of the Portfolios, Underlying Funds and Master Funds. The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the non-Feeder Portfolios (except the Global Small Company Portfolio, International Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, and, with respect to their investments in their Underlying Funds, the Global Small Company Portfolio and DFA Global Real Estate Securities Portfolio), the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a non-Feeder Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such non-Feeder Portfolio, Master Fund or Underlying Fund based on the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolios also pay separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the custodian for the following Portfolios and Master Funds: Enhanced U.S. Large Company Portfolio (co-custodian with State Street Bank and Trust Company), Large Cap International Portfolio, The DFA International Value Series, Global Small Company Portfolio, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, DFA International Small Cap Value Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for International Small Company Portfolio, World Core Equity Portfolio, the Domestic Equity non-Feeder Portfolios, the Feeder Portfolios and the U.S. Large Cap Value Series.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

Each Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities

29

Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Portfolio and Master Fund, the Advisor is responsible for the management of their respective assets. With respect to an Investment Management Agreement with each Feeder Portfolio, the Advisor manages the portion of each Feeder Portfolio’s assets that are retained by the Feeder Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Feeder Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Feeder Portfolio’s assets directly if the Advisor believes it is in the best interests of the Feeder Portfolio and its shareholders to do so.

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for Global Small Company Portfolio, Japanese Small Company Series, Asia Pacific Small Company Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, Large Cap International Portfolio, The International Value Series, DFA International Small Cap Value Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund (each a “DFA Australia Sub-Advised Fund”). DFA Australia’s duties include the maintenance of a trading desk for each DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFA Australia Sub-Advised Fund, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by a DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to each DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“ DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of

30

England, has the authority and responsibility to select brokers or dealers to execute securities transactions for Global Small Company Portfolio, United Kingdom Small Company Series, Continental Small Company Series, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, Large Cap International Portfolio, The International Value Series, DFA International Small Cap Value Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, The Emerging Markets Series, The Emerging Markets Small Cap Series, Emerging Markets Core Equity Portfolio and Dimensional Emerging Markets Value Fund (each a “DFAL Sub-Advised Fund”). DFAL’s duties include the maintenance of a trading desk for each DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolios or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisers or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Funds. For the services it provides as investment advisor to each Portfolio (and, with respect to each Feeder Portfolio, its corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (and, with respect to each Feeder Portfolio, its corresponding Master Fund). Prior to July 21, 2015, the Advisor was paid no fee for the services it provided as investment adviser to each Feeder Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the Portfolios (including the Feeder Portfolios effective July 21, 2015) and Master Funds paid investment advisory fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers or recoupments by the Advisor):

31

	FISCAL YEAR ENDED 2017 (000)	FISCAL YEAR ENDED 2016 (000)	FISCAL YEAR ENDED 2015 (000)
U.S. Large Company Portfolio(a)	$4,420[1]	$3,643[24]	$3,413[41]
Enhanced U.S. Large Company Portfolio (b)	$540[2]	$418	$424
U.S. Large Cap Equity Portfolio (b)	$1,560	$1,135[25]	$784[42]
U.S. Large Cap Value Portfolio* (c)	$77,331[3]	$60,032[26]	$29,617[43]
U.S. Targeted Value Portfolio(d)	$33,824	$26,301	$22,368
U.S. Small Cap Value Portfolio	$71,538	$60,645	$59,499
U.S. Core Equity 1 Portfolio (e)	$30,987	$23,598	$20,824
U.S. Core Equity 2 Portfolio (e)	$40,192	$31,418	$28,377
U.S. Vector Equity Portfolio (e)	$13,194	$10,982	$10,933
U.S. Small Cap Portfolio	$50,054	$40,791	$35,759
U.S. Micro Cap Portfolio	$29,147	$24,790	$25,481
U.S. High Relative Profitability Portfolio (f)	$95[4]	N/A	N/A
DFA Real Estate Securities Portfolio (e)	$13,345[5]	$11,950[27]	$11,597[44]
Large Cap International Portfolio (g)	$8,838[6]	$8,053	$7,966
DFA International Value Portfolio* (c)	$56,684[7]	$44,049[28]	$26,614[45]
International Core Equity Portfolio (h)	$61,399[8]	$53,516	$47,090
Global Small Company Portfolio (i)	$37[9]	N/A	N/A
International Small Company Portfolio (j)	$47,621	$38,540	$10,284
Japanese Small Company Portfolio* (k)	$6,233[10]	$4,957[29]	$3,208[46]
Asia Pacific Small Company Portfolio* (k)	$3,047[11]	$2,505[30]	$1,599[47]
United Kingdom Small Company Portfolio* (k)	$2,228[12]	$1,988[31]	$2,132[48]
Continental Small Company Portfolio* (k)	$7,051[13]	$5,466[32]	$3,718[49]
DFA International Real Estate Securities Portfolio (e)	$11,824	$9,646	$9,270
DFA Global Real Estate Securities Portfolio (l)	$11,351[14]	$9,072[33]	$8,217[50]
DFA International Small Cap Value Portfolio	$94,441	$80,458	$80,364
International Vector Equity Portfolio (e)	$9,791	$7,682	$6,833
International High Relative Profitability Portfolio (f)	$60[15]	N/A	N/A
World ex U.S. Value Portfolio (m)	$1,000[16]	$794[34]	$609[51]
World ex U.S. Targeted Value Portfolio (n)	$2,153	$1,404	$1,181[52]
World ex U.S. Core Equity Portfolio (o)	$7,483[17]	$5,663[35]	$3,142[53]
World Core Equity Portfolio (p)	$1,341[18]	$834[36]	$430[54]
Selectively Hedged Global Equity Portfolio (q)	$1,030[19]	$799[37]	$583[55]
Emerging Markets Portfolio* (r)	$30,891[20]	$26,739[38]	$10,273[56]
Emerging Markets Value Portfolio* (c)	$107,317[21]	$89,153[39]	$38,452[57]
Emerging Markets Small Cap Portfolio* (c)	$53,673[22]	$42,162[40]	$19,090[58]
Emerging Markets Core Equity Portfolio (h)	$109,409[23]	$88,014	$86,533

*

Effective as of July 21, 2015, the fees set forth in the table above include the fees paid to the Advisor by both the Feeder Portfolio and its corresponding Master Fund for investment management services.

[1]	$4,444 after recoupment of fees previously waived
[2]	$382 after waiver
[3]	$56,284 after waiver
[4]	$39 after waiver
[5]	$12,608 after waiver
[6]	$8,798 after waiver
[7]	$39,551 after waiver
[8]	$58,807 after waiver
[9]	$0 after waiver
[10]	$5,675 after waiver
[11]	$2,768 after waiver
[12]	$2,176 after waiver
[13]	$6,626 after waiver
[14]	$4,070 after waiver

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[15]	$0 after waiver
[16]	$520 after waiver
[17]	$7,427 after waiver
[18]	$239 after waiver
[19]	$118 after waiver
[20]	$25,214 after waiver
[21]	$89,461 after waiver
[22]	$41,056 after waiver
[23]	$108,152 after waiver
[24]	$3,568 after waiver
[25]	$1,163 after recoupment of fees previously waived
[26]	$43,780 after waiver
[27]	$11,389 after waiver
[28]	$30,963 after waiver
[29]	$4,511 after waiver
[30]	$2,281 after waiver
[31]	$1,948 after waiver
[32]	$5,162 after waiver
[33]	$2,893 after waiver
[34]	$409 after waiver
[35]	$5,629 after waiver
[36]	$40 after waiver
[37]	$8 after waiver
[38]	$22,296 after waiver
[39]	$74,318 after waiver
[40]	$32,264 after waiver
[41]	$2,935 after waiver
[42]	$809 after recoupment of fees previously waived
[43]	$25,291 after waiver
[44]	$10,842 after waiver
[45]	$22,788 after waiver
[46]	$3,079 after waiver
[47]	$1,543 after waiver
[48]	$2,121 after waiver
[49]	$3,703 after waiver
[50]	$1,210 after waiver
[51]	$328 after waiver
[52]	$342 after waiver
[53]	$2,724 after waiver
[54]	$1 after waiver
[55]	$75 after waiver
[56]	$9,070 after waiver
[57]	$34,212 after waiver
[58]	$16,370 after waiver
(a)

Pursuant to the Amended and Restated Fee Waiver Agreement for the U.S. Large Company Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed 0.08% of the average net assets of the U.S. Large Company Portfolio (the “Annualized Expense Ratio”). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Annualized Expense Ratio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver Agreement will remain in effect through February 28, 2019, and may only be terminated

33

by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Fee Waiver and/or Expense Assumption Agreements, see “Annual Fund Operating Expenses” in the Prospectus.

(b)

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for each of the Portfolios (effective April 3, 2017 with respect to the Enhanced U.S. Large Company Portfolio), the Advisor has agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (“Expense Limitation Amount”):

Portfolio	Expense Limitation Amount
Enhanced U.S. Large Company Portfolio	0.15%
U.S. Large Cap Equity Portfolio	0.19%

At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Fee Waiver Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(c)

The Portfolio’s Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount provided for the Master Fund represents the total dollar amount of management fees paid by the Master Fund to the Advisor. Effective July 21, 2015, pursuant to a Fee Waiver Agreement for each of the Portfolios listed below, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
U.S. Large Cap Value Portfolio	0.25%
Emerging Markets Value Portfolio	0.50%
Emerging Markets Small Cap Portfolio	0.65%

The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

(d)

Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the U.S. Targeted Value Portfolio, the Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio’s Institutional Class Shares to 0.50% of the Portfolio’s average net assets of the Institutional Class Shares on an annualized basis (“Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio’s Institutional Class Shares are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses to exceed the Expense Limitation Amount. The U.S. Targeted Value Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

34

(e)

Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for each of these Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (“Expense Limitation Amount”):

Portfolio	Expense Limitation Amount
U.S. Core Equity 1 Portfolio	0.23%
U.S. Core Equity 2 Portfolio	0.26%
U.S. Vector Equity Portfolio	0.36%
DFA Real Estate Securities Portfolio	0.18%
DFA International Real Estate Securities Portfolio	0.29%
International Vector Equity Portfolio	0.60%

At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement described above will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(f)

The U.S. High Relative Profitability Portfolio and International High Relative Profitability Portfolio each commenced operations on May 16, 2017. Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed below as a percentage of the average net assets of the Institutional Class Shares of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolios will not reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Fee Waiver and Expense Assumption Agreement described above will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Portfolio	Expense Limitation Amount
U.S. High Relative Profitability Portfolio	0.25%
International High Relative Profitability Portfolio	0.35%
(g)

Effective January 1, 2017, pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Large Cap International Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to 0.24% of the Portfolio’s average net assets (“Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived

35

and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(h)

Effective January 1, 2017, pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for each of these Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (“Expense Limitation Amount”):

Portfolio	Expense Limitation Amount
International Core Equity Portfolio	0.30%
Emerging Markets Core Equity Portfolio	0.54%

At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement described above will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior to January 1, 2017, the Advisor had contractually agreed to limit the Portfolio Expenses of a Portfolio, on an annualized basis, to the Expense Limitation Amount listed below.

Portfolio	Expense Limitation Amount
International Core Equity Portfolio	0.49%
Emerging Markets Core Equity Portfolio	0.85%

(i)

The Global Small Company Portfolio commenced operations on January 18, 2017. Each of the Underlying Funds in which the Portfolio invests its assets has more than one Portfolio that invests in such Underlying Fund (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees attributable to this Portfolio paid by each Underlying Fund to the Advisor. Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.49% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio will not reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the

36

date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

(j)

Each of the Underlying Funds in which the Portfolio invests its assets has more than one Portfolio that invests in such Underlying Fund (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees attributable to this Portfolio paid by each Underlying Fund to the Advisor. In addition, effective July 21, 2015, pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(k)

The Portfolio’s Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount provided for the Master Fund represents the total dollar amount of management fees paid by the Master Fund to the Advisor. Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of the management fees of each Portfolio and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio to 0.47% of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Permanent Fee Waiver will remain in effect permanently, unless terminated by the Fund. The remaining portion of the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Such portion of the Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(l)

Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the DFA Global Real Estate Securities Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment

37

Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to 0.24% of the average net assets of a class of the Portfolio (“Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(m)

Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the World ex U.S. Value Portfolio, the Advisor has contractually agreed to waive up to the full amount of the management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e. the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) so that such Portfolio Expenses do not exceed 0.60% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares, the Advisor retains the right to recover any Remaining Management Fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(n)

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the World ex U.S. Targeted Value Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.80% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously

38

assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(o)

Effective January 1, 2017, pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the World ex U.S. Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.39% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior to January 1, 2017, the Expense Limitation Amount in the Fee Waiver Agreement was 0.47% of the average net assets of a class of the Portfolio on an annualized basis.

(p)

Effective June 27, 2014, pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”) (including the Portfolio’s proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the

39

Advisor. Prior to June 27, 2014, the Expense Limitation Amount in the Fee Waiver Agreement was 0.40% of the average net assets of a class of the Portfolio on an annualized basis.

(q)

Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Selectively Hedged Global Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor also has agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, of a class of the Portfolio to 0.40% of the average net assets (“Expense Limitation Amount”). Further, at any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(r)

The Portfolio’s Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount provided for the Master Fund represents the total dollar amount of management fees paid by the Master Fund to the Advisor. Effective February 28, 2017, pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Emerging Markets Portfolio, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor (the “Total Management Fees”), to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to December 31, 2016, the Advisor had contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the Total Management Fees to 0.50% of the average net assets of a class of the Portfolio on an annualized basis. In addition to the Permanent Fee Waiver, effective January 1, 2017, the Advisor has contractually agreed to further waive all or a portion of the management fees of the Portfolio and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.49% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Permanent Fee Waiver will remain in effect permanently, unless terminated by the Fund. The remaining portion of the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that

40

date. Such portion of the Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, Master Funds and the Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, Master Funds and Underlying Funds based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

U.S. Large Company Portfolio	Joseph H. Chi, Jed S. Fogdall, Joe Hohn and Lukas J. Smart
Enhanced U.S. Large Company Portfolio	David A. Plecha, Joseph F. Kolerich and Pamela B. Noble

U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio

and U.S. High Relative Profitability Portfolio

Joseph H. Chi, Jed S. Fogdall and Lukas J. Smart
U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio	Joseph H. Chi, Jed S. Fogdall and Joel P. Schneider
Large Cap International Portfolio and DFA International Value Portfolio	Joseph H. Chi, Jed S. Fogdall, Mary T. Phillips and Bhanu P. Singh

International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio

Joseph H. Chi, Jed S. Fogdall, Mary T. Phillips, Allen Pu and Bhanu P. Singh
Global Small Company Portfolio, World ex U.S. Value Portfolio and World Core Equity Portfolio	Joseph H. Chi, Jed S. Fogdall, Mary T. Phillips and Allen Pu

International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio and World ex U.S. Targeted Value Portfolio

Joseph H. Chi, Jed S. Fogdall, Arun C. Keswani, Mary T. Phillips and Bhanu P. Singh
International High Relative Profitability Portfolio	Joseph H. Chi, Jed S. Fogdall and Mary T. Phillips
Selectively Hedged Global Equity Portfolio	Joseph H. Chi, Jed S. Fogdall, Joseph F. Kolerich, David A. Plecha, Allen Pu and Mary T. Phillips
Emerging Markets Portfolio, Emerging Markets Value	Joseph H. Chi, Mitchell J. Firestein, Jed S.

41

Portfolio and Emerging Markets Small Cap Portfolio	Fogdall, Daniel C. Ong, Mary T. Phillips and Bhanu P. Singh

Other Managed Accounts

In addition to the Portfolios (and with respect to the Feeder Portfolios, the Master Fund in which a Feeder Portfolio invests substantially all of its assets) and the Underlying Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017*
Joseph H. Chi

•  136 U.S. registered mutual funds with $381,607 million in total assets under management.

•  20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•  80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Jed S. Fogdall

•  136 U.S. registered mutual funds with $381,607 million in total assets under management.

•  20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•  80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Joseph F. Hohn	• 1 U.S. registered mutual fund with $7,997 million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.
Arun C. Keswani

•  18 U.S. registered mutual funds with $48,633 million in total assets under management.

•  0 unregistered pooled investment vehicles.

•  4 other accounts with $2,595 million in total assets under management, of which 3 accounts with $2,103 million in assets may be subject to a performance fee.

Joseph F. Kolerich

•  64 U.S. registered mutual funds with $107,441 million in total assets under management.

•  10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•  12 other accounts with $3,406 million in total assets under management.

Pamela B. Noble	• 3 U.S. registered mutual funds with $32,973 million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.
Daniel C. Ong	• 11 U.S. registered mutual funds with $34,786 million in total assets under management. • 2 unregistered pooled investment vehicles with $282 million in total assets under management.

42

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017*
• 11 other accounts with $6,262 million in total assets under management, of which 2 accounts with $772 million in assets may be subject to a performance fee.
Mary T. Phillips	• 69 U.S. registered mutual funds with $195,667 million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.
David A. Plecha

•  64 U.S. registered mutual funds with $107,441 million in total assets under management.

•  10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•  12 other accounts with $3,406 million in total assets under management.

Allen Pu

•  48 U.S. registered mutual funds with $91,489 million in total assets under management.

•  6 unregistered pooled investment vehicles with $4,308 million in total assets under management.

•  24 other accounts with $4,397 million in total assets under management.

Joel P. Schneider

•  27 U.S. registered mutual funds with $60,336 million in total assets under management.

•  7 unregistered pooled investment vehicles with $6,200 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•  19 other accounts with $5,395 million in total assets under management.

Bhanu P. Singh

•  57 U.S. registered mutual funds with $185,998 million in total assets under management.

•  9 unregistered pooled investment vehicles with $3,775 million in total assets under management.

•  49 other accounts with $17,389 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Lukas J. Smart

•  36 U.S. registered mutual funds with $118,278 million in total assets under management.

•  5 unregistered pooled investment vehicle with $281 million in total assets under management.

•  5 other accounts with $8,233 million in total assets under management, of which 1 account with $47 million in assets may be subject to a performance fee.

*

Mitchell J. Firestein did not share primary responsibility in the oversight of day-to-day management of responsibilities for accounts as of October 31, 2017; as such, information regarding such accounts is not presented.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

43

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund/Underlying Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios, Master Funds and Underlying Funds), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Master Funds/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund/Underlying Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolios/Master Funds/Underlying Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund/Underlying Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund/Underlying Fund or Account, a Portfolio/Master Fund/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds/Underlying Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds/Underlying Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios/Master Funds/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund/Underlying Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an

44

incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
U.S. Large Company Portfolio	Joseph H. Chi Jed S. Fogdall Joe Hohn Lukas J. Smart	$0 - $10,000 None $10,001 - $50,000 None
Enhanced U.S. Large Company Portfolio	Joseph F. Kolerich David A. Plecha Pamela B. Noble	$0 - $10,000 None None
U.S. Large Cap Equity Portfolio	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	None None None
U.S. Large Cap Value Portfolio	Joseph H. Chi Jed S. Fogdall Lukas J. Smart[1]	None None None
U.S. Small Cap Value Portfolio	Joseph H. Chi Jed S. Fogdall Joel P. Schneider	$0 - $10,000 None $0 - $10,000
U.S. Targeted Value Portfolio	Joseph H. Chi Jed S. Fogdall Joel P. Schneider	$0 - $10,000 None $0 - $10,000
U.S. Core Equity 1 Portfolio	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	$100,001 - $500,000 $500,001 - $1,000,000 $50,001 - $100,000
U.S. Core Equity 2 Portfolio	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	$50,001 - $100,000 None $50,001 - $100,000
U.S. Vector Equity Portfolio	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	$0 - $10,000 None None
U.S. Small Cap Portfolio	Joseph H. Chi Jed S. Fogdall Joel P. Schneider	$0 - $10,000 None $0 - $10,000
U.S. Micro Cap Portfolio	Joseph H. Chi Jed S. Fogdall Joel P. Schneider	$0 - $10,000 None $0 - $10,000
U.S. High Relative Profitability Portfolio	Joseph H. Chi Jed S. Fogdall	None None

45

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
	Lukas J. Smart	None
DFA Real Estate Securities Portfolio	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	$10,001 - $50,000 None None
Large Cap International Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Bhanu P. Singh	$0 - $10,000 None $10,001 - $50,000 None
DFA International Value Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips[2] Bhanu P. Singh[3]	None None None None
International Core Equity Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu Bhanu P. Singh	$10,001 - $50,000 None None $0 – $10,000 None
Global Small Company Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu	None None None None
International Small Company Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	$0 - $10,000 None $10,001 - $50,000 None $0 - $10,000
Japanese Small Company Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	None None None None None
Asia Pacific Small Company Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	None None None None None
United Kingdom Small Company Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	None None None None None
Continental Small Company Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	None None None None None
DFA International Real Estate Securities Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu Bhanu P. Singh	$10,001 - $50,000 None $0 - $10,000 $0 – $10,000 None
DFA Global Real Estate Securities Portfolio	Joseph H. Chi Jed S. Fogdall	None $0 – $10,000

46

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
	Mary T. Phillips Allen Pu Bhanu P. Singh	None None None
DFA International Small Cap Value Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	$0 – $10,000 None $50,001 - $100,000 $10,001 - $50,000 $0 - $10,000
International Vector Equity Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu Bhanu P. Singh	None None None None None
International High Relative Profitability Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips	None None None
World ex U.S. Value Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu	None None None None
World ex U.S. Targeted Value Portfolio	Joseph H. Chi Jed S. Fogdall Arun C. Keswani Mary T. Phillips Bhanu P. Singh	None None None None None
World ex U.S. Core Equity Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu Bhanu P. Singh	$0 - $10,000 $100,001 - $500,000 None $0 – $10,000 $10,001 - $50,000
World Core Equity Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu	None $100,001 - $500,000 None None
Selectively Hedged Global Equity Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	$100,001 - $500,000 $10,001 - $50,000 None None None None
Emerging Markets Portfolio	Joseph H. Chi Mitchell J. Firestein Jed S. Fogdall Daniel C. Ong Mary T. Phillips Bhanu P. Singh	$0 – $10,000 None None $0 – $10,000 None None
Emerging Markets Value Portfolio	Joseph H. Chi Mitchell J. Firestein Jed S. Fogdall Daniel C. Ong Mary T. Phillips Bhanu P. Singh	$0 – $10,000 $100,001 - $500,000 $10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000 $0 – $10,000
Emerging Markets Small Cap	Joseph H. Chi	$10,001 - $50,000

47

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Portfolio	Mitchell J. Firestein Jed S. Fogdall Daniel C. Ong Mary T. Phillips Bhanu P. Singh	$50,001 - $100,000 None $0 – $10,000 None $0 – $10,000
Emerging Markets Core Equity Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Allen Pu Bhanu P. Singh	$50,001 - $100,000 $100,001 - $500,000 None $0 – $10,000 None

[1]

Lukas J. Smart does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001 - $500,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

[2]

Mary T. Phillips does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001 - $100,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

[3]

Bhanu P. Singh does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $0 - $10,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, Asia Pacific Small Company Portfolio was named Asia-Australia Small Company Portfolio; U.S. Large Cap Value Portfolio was named U.S. Large Cap High Book to Market Portfolio; U.S. Small Cap Value Portfolio was named U.S. Small Cap High Book to Market Portfolio; U.S. Micro Cap Portfolio was named The Small Company Shares; and Continental Small Company Portfolio was named The Continental European Portfolio. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. Until September 1995, the U.S. Small Cap Value Portfolio was named The U.S. Small Cap High Book to Market Portfolio. From September 1995 until August 1997, the U.S. Small Cap Value Portfolio was named the U.S. Small Cap Value Portfolio. From August 1997 to April 1, 2001, the U.S. Small Cap Value Portfolio was known as the U.S. 6-10 Value Portfolio. From September 1995 until April 1, 2001, the U.S. Micro Cap Portfolio was named the U.S. 9-10 Small Company Portfolio. From April 1, 2001 to December 12, 2006, the U.S. Targeted Value Portfolio was known as the U.S. Small XM Value Portfolio. Prior to April 1, 2001, the U.S. Targeted Value Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio were known as the U.S. 4-10 Value Portfolio, the U.S. 6-10 Value Portfolio, the U.S. 6-10 Small Company Portfolio and the U.S. 9-10 Small Company Portfolio, respectively. Similarly, the Master Funds in which these four Portfolios invested – The U.S. Targeted Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The U.S. Micro Cap Series – were, prior to April 1, 2001, known as The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series and the U.S. 9-10 Small Company Series, respectively. Effective as of March 30, 2007, the U.S. Targeted Value Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Targeted Value Series, the Master Fund in which the U.S. Targeted Value Portfolio invested. Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The Enhanced U.S. Large Company Series, the Master Fund in which the Enhanced U.S. Large Company Portfolio invested. Effective as of February 28, 2009, the U.S. Small Cap Value Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Small Cap Value Series, the Master Fund in which the U.S. Small Cap Value Portfolio invested. Effective as of February 28, 2009, the U.S. Small Cap Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Small Cap Series, the Master Fund in which the U.S. Small Cap Portfolio invested. Effective as of February 28, 2009, the U.S. Micro Cap Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Micro Cap Series, the Master Fund in which the U.S. Micro Cap Portfolio invested. From September 1995 until September 13, 2005, the Asia Pacific Small Company Portfolio was known as the Pacific Rim Small Company Portfolio. From March 2012 until June 2014, the World Core Equity Portfolio was named the Dimensional Retirement Equity Fund II.

48

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc. Until May 8, 2010, U.S. Large Company Portfolio was named U.S. Large Company Institutional Index Portfolio. Effective as of September 10, 2010, the U.S. Large Company Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Large Company Series, the Master Fund in which the U.S. Large Company Portfolio invested.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund (“DEM”) was incorporated under Maryland law on January 9, 1991 and was reorganized as a Delaware statutory trust effective October 30, 2009. DEM offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of DEM approved its conversion from a closed-end management investment company to an open-end management investment company.

CODE OF ETHICS

The Funds, the Trust, Dimensional Emerging Markets Value Fund, the Advisor, DFA Australia Limited, Dimensional Fund Advisors Ltd. and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios, Master Funds and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios, Master Funds and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio, Master Fund or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a class of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Funds, the latter being audited.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund or Underlying Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund or Underlying Fund declares bankruptcy, a majority in

49

interest of the remaining shareholders in the Master Fund or Underlying Fund must vote to approve the continuing existence of the Master Fund or Underlying Fund or the Master Fund or Underlying Fund will be liquidated.

Shareholder inquiries may be made by writing or calling a Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding shares of the Portfolios, as set forth below:

U.S. LARGE COMPANY PORTFOLIO

Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	44.08%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	15.02%

TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	11.67%

The RBB Fund Inc. Free Market US Equity Fund 5955 Deerfield Blvd. Mason, OH 45040	5.35%

ENHANCED U.S. LARGE COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	32.03%

TD Ameritrade, Inc.*[1]	19.50%

National Financial Services LLC*[1]	13.30%

U.S. LARGE CAP EQUITY PORTFOLIO

National Financial Services LLC*[1]	38.26%

Charles Schwab & Company, Inc.*[1]	29.31%

TD Ameritrade, Inc.*[1]	19.40%

SEI Private Trust Company* One Freedom Valley Drive Oaks, PA 19456	5.78%

U.S. LARGE CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	31.32%

50

TD Ameritrade, Inc.*[1]	21.38%

National Financial Services LLC*[1]	17.18%

U.S. SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	32.88%

National Financial Services LLC*[1]	15.82%

TD Ameritrade, Inc.*[1]	13.68%

The RBB Fund Inc. Free Market US Equity Fund[1]	5.05%

U.S. TARGETED VALUE PORTFOLIO

National Financial Services LLC*[1]	28.00%

Charles Schwab & Company, Inc.*[1]	22.13%

TD Ameritrade, Inc.*[1]	7.67%

U.S. CORE EQUITY 1 PORTFOLIO

National Financial Services LLC*[1]	28.33%

Charles Schwab & Company, Inc.*[1]	26.13%

TD Ameritrade, Inc.*[1]	12.72%

LPL* 4707 Executive Drive San Diego, CA 92121	6.45%

Pershing LL C One Pershing Plaza P.O. Box 2052 Jersey City, NJ 07303	6.20%

DFA Global Equity Portfolio 6300 Bee Cave Road Building 1 Austin, TX 78746	5.04%

U.S. CORE EQUITY 2 PORTFOLIO

Charles Schwab & Company, Inc.*[1]	25.83%

National Financial Services LLC*[1]	18.46%

TD Ameritrade, Inc.*[1]	15.12%

DFA Global Equity Portfolio[1]	13.98%

LPL*[1]	7.70%

51

U.S. VECTOR EQUITY PORTFOLIO

National Financial Services LLC*[1]	34.27%

Charles Schwab & Company, Inc.*[1]	25.39%

TD Ameritrade, Inc.*[1]	17.88%

Trust Company of America* P.O. Box 6503 Englewood, CO 80155	7.58%

LPL*[1]	5.01%

U.S. SMALL CAP PORTFOLIO

National Financial Services LLC*[1]	27.70%

Charles Schwab & Company, Inc.*[1]	15.59%

TD Ameritrade, Inc.*[1]	9.78%

U.S. MICRO CAP PORTFOLIO

Charles Schwab & Company, Inc.*[1]	33.59%

TD Ameritrade, Inc.*[1]	18.79%

National Financial Services LLC*[1]	15.56%

The RBB Fund Inc. Free Market US Equity Fund[1]	7.18%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	54.19%

TD Ameritrade, Inc.*[1]	31.63%

National Financial Services LLC*[1]	10.61%

DFA REAL ESTATE SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.*[1]	28.26%

National Financial Services LLC*[1]	19.48%

DFA Global Real Estate Securities Portfolio 6300 Bee Cave Road Building 1 Austin, TX 78746	18.40%

TD Ameritrade, Inc.*[1]	10.22%

52

LARGE CAP INTERNATIONAL PORTFOLIO

Charles Schwab & Company, Inc.*[1]	36.37%

TD Ameritrade, Inc.*[1]	19.59%

National Financial Services LLC*[1]	7.72%

DFA INTERNATIONAL VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	32.10%

National Financial Services LLC*[1]	18.51%

TD Ameritrade, Inc.*[1]	16.64%

Edward D. Jones & Co.* 12555 Manchester Road St. Louis, MO 63131	6.81%

INTERNATIONAL CORE EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	31.19%

National Financial Services LLC*[1]	21.53%

TD Ameritrade, Inc.*[1]	13.15%

DFA Global Equity Portfolio[1]	5.84%

GLOBAL SMALL COMPANY PORTFOLIO

TD Ameritrade, Inc.*[1]	44.69%

Charles Schwab & Company, Inc.*[1]	32.13%

Wells Fargo Clearing Services LLC* FBO Servicing Agents 1 North Jefferson St. Louis, MO 63103	14.11%

National Financial Services LLC*[1]	5.18%

INTERNATIONAL SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	27.12%

National Financial Services LLC*[1]	22.84%

TD Ameritrade, Inc.*[1]	9.33%

JAPANESE SMALL COMPANY PORTFOLIO

National Financial Services LLC*[1]	62.13%

53

The Trustees of Boston College Boston College Investment Office 129 Lake, Suite 526 Chestnut Hill, MA 02467	9.89%

The RBB Fund Inc. Free Market International Equity Fund 5955 Deerfield Blvd Mason, OH 45040	7.81%

Charles Schwab & Company, Inc.*[1]	6.84%

ASIA PACIFIC SMALL COMPANY PORTFOLIO

National Financial Services LLC*[1]	71.45%

Charles Schwab & Company, Inc.*[1]	11.99%

The RBB Fund Inc. Free Market International Equity Fund[1]	8.84%

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	38.73%

Pershing LLC[1]	32.97%

The RBB Fund Inc. Free Market International Equity Fund[1]	13.12%

TD Ameritrade, Inc.*[1]	9.24%

CONTINENTAL SMALL COMPANY PORTFOLIO

National Financial Services LLC*[1]	69.98%

Charles Schwab & Company, Inc.*[1]	17.35%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA Global Real Estate Securities Portfolio[1]	43.27%

Charles Schwab & Company, Inc.*[1]	18.36%

National Financial Services LLC*[1]	15.01%

TD Ameritrade, Inc.*[1]	12.26%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.*[1]	32.46%

National Financial Services LLC*[1]	17.92%

TD Ameritrade, Inc.*[1]	14.79%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	36.80%

54

National Financial Services LLC*[1]	14.90%

TD Ameritrade, Inc.*[1]	13.34%

The RBB Fund Inc Free Market International Equity Fund[1]	5.81%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

National Financial Services LLC*[1]	33.50%

Charles Schwab & Company, Inc.*[1]	30.89%

TD Ameritrade, Inc.*[1]	18.73%

Trust Company of America[1]	5.62%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	62.65%

TD Ameritrade, Inc.*[1]	25.04%

National Financial Services LLC*[1]	7.97%

WORLD EX U.S. VALUE PORTFOLIO

Deseret Mutual Benefit Admin ttee The Deseret Mutual Employee Pension Trust PO Box 45530 Salt Lake City, UT 84145	36.36%

The Employees Retirement Plan of the Denver Board of Water Commissioners* 1600 West 12th Avenue Mailcode 210 Denver, CO 80204	15.58%

Charles Schwab & Company, Inc.*[1]	14.52%

National Financial Services LLC*[1]	12.80%

TD Ameritrade, Inc.*[1]	7.97%

Deseret Mutual Benefit Admin ttee The Deseret Mutual Retiree Medical & Life Plan Trust PO Box 45530 Salt Lake City, UT 84145	6.54%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

Charles Schwab & Company, Inc.*[1]	58.68%

National Financial Services LLC*[1]	21.83%

55

TD Ameritrade, Inc.*[1]	16.00%

WORLD EX U.S. CORE EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	34.22%

National Financial Services LLC*[1]	22.45%

TD Ameritrade, Inc.*[1]	13.84%

WORLD CORE EQUITY PORTFOLIO

National Financial Services LLC*[1]	32.20%

Charles Schwab & Company, Inc.*[1]	25.64%

Tacoma Employees Retirement System 3628 S 35th Street Tacoma, WA 98409	12.60%

Prudential Bank & Trust FBO San Francisco Employees Retirement System 280 Trumbull Street Hartford, CT 06103	9.44%

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

National Financial Services LLC*[1]	43.21%

Charles Schwab & Company, Inc.*[1]	23.89%

TD Ameritrade, Inc.*[1]	17.75%

Gerlach & Co. LLC FBO A/C 094800 Korea Teachers Pension Fund 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	10.47%

EMERGING MARKETS PORTFOLIO

Charles Schwab & Company, Inc.*[1]	28.35%

National Financial Services LLC*[1]	17.64%

TD Ameritrade, Inc.*[1]	6.01%

EMERGING MARKETS VALUE PORTFOLIO

National Financial Services LLC*[1]	22.48%

Charles Schwab & Company, Inc.*[1]	13.19%

EMERGING MARKETS SMALL CAP PORTFOLIO

National Financial Services LLC*[1]	22.23%

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Charles Schwab & Company, Inc.*[1]	19.82%

TD Ameritrade, Inc.*[1]	11.03%

EMERGING MARKETS CORE EQUITY PORTFOLIO

Charles Schwab & Company, Inc.*[1]	25.67%

National Financial Services LLC*[1]	25.34%

TD Ameritrade, Inc.*[1]	9.97%

*	Owner of record only (omnibus).

[1]	See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds generally will be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

Shareholders may, subject to a Fund’s sole discretion, transfer shares of any Portfolio to another person by making a written request to the Portfolio’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of

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request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

Each Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolios to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of a Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how a Master Fund or an Underlying Fund in which a Portfolio invests is organized for federal income tax purposes. The Feeder Portfolios invest in Master Funds organized as partnerships for federal income tax purposes. The Global Small Company Portfolio, World ex U.S. Value Portfolio and World Core Equity Portfolio invest in Underlying Funds organized as either partnerships or corporations for federal income tax purposes. The International Small Company Portfolio invests in Underlying Funds organized as partnerships for federal income tax purposes. The DFA Global Real Estate Securities Portfolio and Selectively Hedged Global Equity Portfolio invest in Underlying Funds organized as corporations for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of a Portfolio.

Unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Feeder Portfolio invested in a Master Fund or a Portfolio invested in an Underlying Fund classified as a partnership, its pro rata share of its corresponding Master Fund’s or Underlying Fund’s income and assets and in the case of a Portfolio invested in an Underlying Fund classified as a corporation, its pro rata share of the dividends and distributions paid by such Underlying Fund.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for

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dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•

Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement — the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

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Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

•

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

•

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal

60

year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund of funds corporate structures. In the case of a Portfolio that invests in Underlying Funds classified as corporations, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds, and changes in asset allocations by the Portfolio may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains. A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing by the Portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see “Taxation of Portfolio Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. Government obligations is unlikely to be exempt from state and local income tax (see “Taxation of Portfolio Distributions - U.S. Government securities” below”). However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see “Taxation of Portfolio Distributions – Qualified dividend income for individuals” and “ – Dividends-received deduction for corporations” below).    A qualified fund of funds, i.e. a Portfolio at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the

61

Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund or a Portfolio that invests in an Underlying Fund classified as a partnership, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund or Underlying Fund. A Portfolio investing in an Underlying Fund classified as a corporation receives income generally in the form of dividends. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. A Portfolio investing in an Underlying Fund classified as a corporation may also derive capital gains through its redemption of shares of an Underlying Fund classified as a corporation (see “Taxation of the Portfolio —Fund of funds corporate structures” above). Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not

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eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after Dec. 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, (i) more than 50% in value of the total assets of the Portfolio (or if the Portfolio is a qualified fund of funds as described above under the heading “Taxation of the Portfolio —Fund of funds corporate structures”, an Underlying Fund) or (ii) in the case of a Feeder Portfolio (or a Portfolio that invests in Underlying Funds classified as partnerships), more than 50% in value of the total assets of the Feeder Portfolio attributable from the Master Fund (or of the Portfolio attributable from the Underlying Funds), are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Underlying Fund or Master Fund). If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). For example, the amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio (or Underlying Fund or Master Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio (or Underlying Fund or Master Fund). Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio (or in the case of a Feeder Portfolio, the Master Fund or an Underlying Fund classified as a partnership) invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio, the Feeder Portfolio’s corresponding Master Fund or the Underlying Fund. To the extent an

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Underlying Fund organized as a corporation invests in U.S. Government obligations, dividends derived from interest on these obligations and paid to the corresponding Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different

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dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) – Shares acquired first are sold first.
•	LIFO (Last In, First Out) – Shares acquired last are sold first.
•	HIFO (Highest Cost, First Out) – Shares with the highest cost basis are sold first.
•	LOFO (Lowest Cost, First Out) – Shares with the lowest cost basis are sold first.
•	LGUT (Loss/Gain Utilization) – A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.
•

Specific Lot Identification – Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

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Conversion of shares into shares of the same Portfolio. The conversion of shares of one class into another class of the same Portfolio is not taxable for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares of the same Portfolio.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities

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purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from

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these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio (or an Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a portfolio in a non-U.S. REIT may subject the portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is

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a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to

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purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

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Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.
•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

FIRPTA “wash sale” rule. If the Portfolio is a domestically controlled qualified investment entity and a non-U.S. shareholder of the Portfolio (i) disposes of his interest in the Portfolio during the 30-day period preceding the Portfolio distribution that would have been treated as FIRPTA gain under the look-through rule described above, (ii) acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the distribution, and (iii) does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply

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to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Portfolio shares as FIRPTA gain. In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –

•	As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio;
•

The Portfolio is not domestically controlled (50% or more in value of the Portfolio has been owned directly or indirectly by non-U.S. shareholders during the 5-year period ending on the date of disposition); and

•

50% or more of the Portfolio’s assets consist of: (1) more-than 5% interests in publicly traded companies that are United States Real Property Holding Corporations (“USRPHC”), (2) interests in non-publicly traded companies that are USRPHCs, and (3) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 10%.

In the unlikely event that the Portfolio meets the requirements described above, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b)

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by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios, Master Funds, and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the

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voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the non-Feeder Portfolios, Master Funds, and Underlying Funds, and which seeks to maximize the value of the non-Feeder Portfolios’, Master Funds’ and Underlying Funds’ investments. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios, Master Funds, and Underlying Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios, Master Funds, or Underlying Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios, Master Funds, or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio, Master Fund, or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the applicable Fund or the Board of Trustees of the Trust, as applicable.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund.

In some cases, the Advisor may determine that it is in the best interests of a non-Feeder Portfolio, Master Fund or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a non-Feeder Portfolio, Master Fund or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s investment and that it is in the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a non-Feeder Portfolio, Master Fund or Underlying Fund associated with voting. The Advisor

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intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a non-Feeder Portfolio, Master Fund or Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Funds have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds; and provides reports concerning the proxies voted (the “Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the non-Feeder Portfolios, Master Funds and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DFAIDG and DIG and Boards of Trustees of the Trust and DEM (collectively, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios, Master Funds and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, Master Funds and Underlying Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio, Master Fund and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the “Designated Persons”), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current

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non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about Portfolio’s, Master Fund’s or Underlying Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
AFP Capital	Monitoring investor exposure and investment strategy	Monthly
AFP Colfondos	Monitoring investor exposure and investment strategy	Monthly
AFP Prima	Monitoring investor exposure and investment strategy	Monthly
AFP Habitat	Monitoring investor exposure and investment strategy	Monthly
AFP Integra	Monitoring investor exposure and investment strategy	Monthly
Aon Hewitt	Monitoring investor exposure and investment strategy	Monthly
Callan Associates	Monitoring investor exposure and investment strategy	Monthly
Cambridge Associates Limited	Monitoring investor exposure and investment strategy	Monthly
Capital Advisors	Monitoring investor exposure and investment strategy	Monthly
Charles Schwab Bank- Smart Funds	Monitoring investor exposure and investment strategy	Quarterly
Citibank, N.A.	Fund Custodian	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Colonial Consulting Co.	Monitoring investor exposure and investment strategy	Monthly
Fund Evaluation Group, LLC	Monitoring investor exposure and investment strategy	Quarterly
Gallagher Fiduciary Advisors	Monitoring investor exposure and investment strategy	Quarterly
Gavion LLC	Monitoring investor exposure and investment strategy	Monthly
Greycourt & Co., Inc.	Monitoring investor exposure and investment strategy	Quarterly
InterMountain Healthcare	Monitoring investor exposure and investment strategy	Annually
Margaret A. Cargill Philanthropies	Monitoring investor exposure and investment strategy	Monthly
Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Business Purpose	Frequency
Mercer Investment Consulting, Inc.	Monitoring investor exposure and investment strategy	Monthly
Montana Board of Investments	Monitoring investor exposure and investment strategy	Monthly
New York State Teachers’ Retirement System	Monitoring investor exposure and investment strategy	Monthly
Northern Trust	Monitoring investor exposure and investment strategy	Monthly
Ohio Public Employees Retirement System	Monitoring investor exposure and investment strategy	Monthly
Pavilion Advisory Group	Monitoring investor exposure and investment strategy	Quarterly
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
R.V. Kuhns & Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Siemens Corporation	Monitoring investor exposure and investment strategy	Quarterly
Southern Company	Monitoring investor exposure and investment strategy	Monthly
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily
State Street Global Advisors	Monitoring investor exposure and investment strategy	Monthly
Style Research/Caissa, LLC	Monitoring investor exposure and investment strategy	Monthly
Teachers’ Retirement Allowances Fund Board	Monitoring investor exposure and investment strategy	Annually
Towers Watson	Monitoring investor exposure and investment strategy	Monthly
U.S. Institutional Investment Consultants	Monitoring investor exposure and investment strategy	Quarterly
University of Pittsburgh Medical Center	Monitoring investor exposure and investment strategy	Quarterly
Verus (El Segundo)	Monitoring investor exposure and investment strategy	Monthly
Wilshire Associates, Inc.	Monitoring investor exposure and investment strategy	Monthly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Underlying Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios, Master Funds and Underlying Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services

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and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio, Master Fund or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio, Master Fund or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios, Master Funds and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Funds, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolios or their Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolios that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of a Portfolio’s portfolio holdings and

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other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of a Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of a Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on a Portfolio’s website.

SECURITIES LENDING

The Boards of the following Portfolios, or of the corresponding Master Funds of the following Portfolios (collectively, the “Securities Lending Portfolios”), have approved their participation in a securities lending program. Under the securities lending program, State Street Bank and Trust Company serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian. Under a separate securities lending program, Citibank, N.A. serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian.

For the fiscal year ended October 31, 2017, the income earned by the following Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios (or their corresponding Master Funds) and State Street Bank and Trust Company or Citibank, N.A. (each, a “Securities Lending Agent”), were as follows:

		Fees and/or compensation for securities lending activities and related services:

Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
U.S. Large Company Portfolio	$3,201,578	$93,015	$156,843	-	-	$2,115,116	-	$2,208,132	$836,603
Enhanced U.S. Large Company Portfolio	$21,322	$682	$1,132	-	-	$11,444	-	$12,126	$8,064
U.S. Large Cap Equity Portfolio	$466,201	$18,445	$18,357	-	-	$263,587	-	$282,032	$165,811
U.S. Large Cap Value Portfolio**	$8,007,983	$258,723	$372,732	-	-	$5,048,727	-	$5,680,183	$2,327,800
U.S. Small Cap Value Portfolio	$23,733,767	$873,700	$1,036,055	-	-	$13,966,047	-	$14,839,747	$7,857,965
U.S. Targeted Value Portfolio	$19,286,502	$724,873	$768,021	-	-	$11,273,251	-	$11,998,124	$6,520,358
U.S. Core Equity 1 Portfolio	$23,667,224	$960,791	$890,247	-	-	$13,173,233	-	$14,134,024	$8,642,952
U.S. Core	28,549,193	$1,166,937	$1,074,116	-	-	$15,810,967	-	$16,977,905	$10,497,172

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        Fees and/or compensation for securities lending activities and related services:

Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Equity 2 Portfolio
U.S. Vector Equity Portfolio	$7,413,579	$296,284	$293,840	-	-	$4,158,918	-	$4,455,202	$2,664,537
U.S. Small Cap Portfolio	$43,985,540	$1,766,788	$1,687,679	-	-	$24,639,010	-	$26,405,798	$15,892,063
U.S. Micro Cap Portfolio	$12,525,415	$575,044	$434,189	-	-	$6,344,054	-	$6,919,098	$5,172,128
U.S. High Relative Profitability Portfolio	$31,291	$714	$786	-	-	$23,378	-	$240,924	$6,412
DFA Real Estate Securities Portfolio	$5,915,229	$126,186	$284,424	-	-	$4,369,561	-	$4,780,171	$1,135,058
Large Cap International Portfolio	$2,810,422	$312,555	$127,227	-	-	$(465,878)	-	$(153,323)	$2,836,518
DFA International Value Portfolio**	$6,045,521.97	$732,845.46	$244,345.44	-	-	$(1,616,531)	-	$(883,686)	$6,684,862
International Core Equity Portfolio	$18,574,274	$3,243,355	$822,179	-	-	$(14,808,444)	-	$(11,565,089)	$29,317,184
Japanese Small Company Portfolio**	$643,296	$161,135	$28,423	-	-	$(997,850)	-	$(836,715)	$1,451,588
Asia Pacific Small Company Portfolio**	$630,972	$100,368	$22,805	-	-	$(401,664)	-	$(301,297)	$909,464
United Kingdom Small Company Portfolio**	$16,464	$2,987	$776	-	-	$(14,229)	-	$(11,242)	$26,931
Continental Small Company Portfolio**	$448,175	$133,501	$20,718	-	-	$(908,353)	-	$(774,852)	$1,202,309
DFA International Real Estate Securities Portfolio	$2,048,507	$302,570	$115,779	-	-	$(1,120,162)	-	$(817,593)	$2,750,321
DFA Global Real Estate Securities	$1,547,315	$34,522	$76,380	-	-	$1,121,971	-	$1,156,493	$314,442

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            Fees and/or compensation for securities lending activities and related services:

Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Portfolio
DFA International Small Cap Value Portfolio	$10,181,471	$2,556,011		-	-	$(15,992,304)	-	$(13,436,293)	$23,144,336
International Vector Equity Portfolio	$2,063,686	$415,540	$89,243	-	-	$(2,195,029)	-	$(1,779,488)	$3,753,931
International High Relative Profitability Portfolio	$3,776	$349	$78	-	-	$212	-	$560	$3,138
World ex U.S. Targeted Value Portfolio	$194,490	$42,536	-	-	-	$(231,463)	-	$(188,926)	$383,416
World ex U.S. Core Equity Portfolio	$2,160,606	$377,338	$67,274	-	-	$(1,690,441)	-	$(1,313,102)	$3,406,435
Emerging Markets Portfolio**	$4,406,087	$631,799	$88,562	-	-	$(960,843)	-	$(329,044)	$4,646,568
Emerging Markets Value Portfolio**	$22,846,995	$3,643,000	$328,329	-	-	$(7,923,969)	-	$(4,280,969)	$26,799,635
Emerging Markets Small Cap Portfolio**	$31,375,033	$6,648,722	$294,135	-	-	$(24,356,132)	-	$(17,707,410)	$48,788,308
Emerging Markets Core Equity Portfolio	$46,760,671	$8,297,306	$566,669	-	-	$(23,020,315)	-	$(14,723,009)	$60,917,011

* Funds of funds without direct securities lending revenue are not included in the chart, although certain Underlying Funds that are taxed as partnerships may pass through securities lending revenue to the Portfolio.

** A Portfolio with a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

For the fiscal year ended October 31, 2017, each Securities Lending Agent provided the following services for their respective Securities Lending Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal period ended October 31, 2017, as set forth in the Funds’ annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund for the fiscal period ended October 31, 2017, as set forth in the Trust’s and Dimensional Emerging Markets Value Fund’s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

A-2

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

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Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

A-4

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

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3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

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Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

A-8

litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

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Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

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¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

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•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

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•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

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Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

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related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

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•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

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•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers one hundred and two series of shares. Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers twelve series of shares. DFAIDG and DIG are collectively referred to as the “Funds” in this Statement of Additional Information (“SAI”). This SAI relates to twenty-five series of DFAIDG and two series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

DFA One-Year Fixed Income Portfolio Ticker: DFIHX	DFA Diversified Fixed Income Portfolio Ticker: DFXIX

DFA Two-Year Fixed Income Portfolio Ticker: DFCFX	DFA LTIP Portfolio Ticker: DRXIX

DFA Two-Year Government Portfolio Ticker: DFYGX	DFA Inflation-Protected Securities Portfolio Ticker: DIPSX

DFA Two-Year Global Fixed Income Portfolio Ticker: DFGFX	DFA Short-Duration Real Return Portfolio Ticker: DFAIX

DFA Selectively Hedged Global Fixed Income Portfolio Ticker: DFSHX	DFA Municipal Real Return Portfolio Ticker: DMREX

DFA Five-Year Global Fixed Income Portfolio Ticker: DFGBX	DFA California Municipal Real Return Portfolio Ticker: DCARX

DFA World ex U.S. Government Fixed Income Portfolio Ticker: DWFIX	DFA Municipal Bond Portfolio Ticker: DFMPX

DFA Short-Term Government Portfolio Ticker: DFFGX	DFA Short-Term Municipal Bond Portfolio Ticker: DFSMX

DFA Intermediate Government Fixed Income Portfolio Ticker: DFIGX	DFA Intermediate-Term Municipal Bond Portfolio Ticker: DFTIX

DFA Short-Term Extended Quality Portfolio Ticker: DFEQX	DFA California Short-Term Municipal Bond Portfolio Ticker: DFTIX

DFA Intermediate-Term Extended Quality Portfolio Ticker: DFTEX	DFA California Intermediate-Term Municipal Bond Portfolio Ticker: DCIBX

DFA Targeted Credit Portfolio Ticker: DTCPX	DFA MN Municipal Bond Portfolio Ticker: DMNBX

DFA Global Core Plus Fixed Income Portfolio Ticker: DGCFX	DFA NY Municipal Bond Portfolio Ticker: DNYMX

DFA Investment Grade Portfolio Ticker: DFAPX

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Funds’ annual reports to shareholders. The Prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to each of the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Each of the Portfolios except the DFA World ex U.S. Government Fixed Income Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio is diversified under the federal securities laws and regulations. The DFA World ex U.S. Government Fixed Income Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio are non-diversified under the federal securities laws and regulations.

Each of the DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio (collectively, the “Municipal Bond Portfolios”) has adopted a fundamental policy that, under normal market conditions, at least 80% of the Portfolio’s net assets will be invested in specific types of municipal securities. A fundamental policy may not be changed with respect to a Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio, as defined below under “INVESTMENT LIMITATIONS.” Each of the other Portfolios (except the DFA Short-Duration Real Return Portfolio) has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. Additionally, if a Portfolio changes its non-fundamental 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio seeks its investment objective by investing directly or through other mutual funds managed by the Advisor (the “Underlying Funds”). The Underlying Funds in which the DFA Diversified Fixed Income Portfolio may invest include: the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio, each a series of DFAIDG. The Underlying Funds in which the DFA Global Core Plus Fixed Income Portfolio may invest include: DFA Investment Grade Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio and DFA Five-Year Global Fixed Income Portfolio, each a series of DFAIDG.

BROKERAGE TRANSACTIONS

The Portfolios acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions. The DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio do not incur any brokerage costs in connection with the purchase or redemption of shares of an Underlying Fund.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers that effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission, if any, being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios that they sub-advise.

1

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Directors of DFAIDG and DIG, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The investment management agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2017, the Portfolios did not pay commissions for securities transactions to brokers for providing market price monitoring services, market studies, brokerage services or research services to the Portfolios.

Certain Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2017, as well as the value of such securities held by the Portfolio as of October 31, 2017.

Portfolio	Broker or Dealer	Value of Securities

DFA One-Year Fixed Income Portfolio	Royal Bank of Canada	$417,019,643
DFA One-Year Fixed Income Portfolio	Toronto-Dominion Bank/The	$416,946,543

DFA Two-Year Fixed Income Portfolio	Royal Bank of Canada	$4,543,375
DFA Two-Year Fixed Income Portfolio	Toronto-Dominion Bank/The	$4,527,693

DFA Two-Year Global Fixed Income Portfolio	Royal Bank of Canada	$301,367,189
DFA Two-Year Global Fixed Income Portfolio	Toronto-Dominion Bank/The	$283,719,298

DFA Five-Year Global Fixed Income Portfolio	Royal Bank of Canada	$819,797,761
DFA Five-Year Global Fixed Income Portfolio	Toronto-Dominion Bank/The	$642,340,022

DFA Intermediate-Term Extended Quality Portfolio	HSBC Holdings PLC	$20,674,314
DFA Intermediate-Term Extended Quality Portfolio	Goldman Sachs Group Inc./The	$19,930,709
DFA Intermediate-Term Extended Quality Portfolio	JPMorgan Chase & Co.	$19,341,120
DFA Intermediate-Term Extended Quality Portfolio	Barclays PLC	$17,990,908
DFA Intermediate-Term Extended Quality Portfolio	Wells Fargo & Co.	$16,852,130
DFA Intermediate-Term Extended Quality Portfolio	Citigroup Inc.	$15,594,825
DFA Intermediate-Term Extended Quality Portfolio	Bank of America Corp	$12,738,743

DFA Targeted Credit Portfolio	JPMorgan Chase & Co.	$8,800,107
DFA Targeted Credit Portfolio	Wells Fargo & Co.	$8,607,530
DFA Targeted Credit Portfolio	Goldman Sachs Group Inc./The	$6,921,548
DFA Targeted Credit Portfolio	Mizuho Financial Group Inc.	$6,673,622

2

Portfolio	Broker or Dealer	Value of Securities
DFA Targeted Credit Portfolio	Citigroup Inc.	$5,480,761
DFA Targeted Credit Portfolio	Barclays PLC	$4,739,206
DFA Targeted Credit Portfolio	HSBC Holdings PLC	$4,594,766
DFA Targeted Credit Portfolio	Bank of America Corp.	$4,092,121
DFA Targeted Credit Portfolio	Toronto-Dominion Bank/The	$3,969,161

DFA Investment Grade Portfolio	Goldman Sachs Group Inc./The	$66,787,607
DFA Investment Grade Portfolio	Bank of America Corp.	$61,197,303
DFA Investment Grade Portfolio	Wells Fargo & Co.	$57,472,634
DFA Investment Grade Portfolio	JPMorgan Chase & Co.	$54,061,917
DFA Investment Grade Portfolio	Barclays PLC	$51,336,456
DFA Investment Grade Portfolio	HSBC Holdings PLC	$50,457,979
DFA Investment Grade Portfolio	Toronto-Dominion Bank/The	$43,398,277
DFA Investment Grade Portfolio	Citigroup Inc.	$32,591,505
DFA Investment Grade Portfolio	Mizuho Financial Group Inc.	$15,431,195
DFA Investment Grade Portfolio	Royal Bank of Canada	$12,392,073

DFA Selectively Hedged Global Fixed Income Portfolio	Toronto-Dominion Bank/The	$48,907,591
DFA Selectively Hedged Global Fixed Income Portfolio	Royal Bank of Canada	$47,729,324
DFA Selectively Hedged Global Fixed Income Portfolio	Barclays PLC	$16,363,924
DFA Selectively Hedged Global Fixed Income Portfolio	Goldman Sachs Group Inc./The	$12,089,796
DFA Selectively Hedged Global Fixed Income Portfolio	Mizuho Financial Group Inc.	$8,016,205
DFA Selectively Hedged Global Fixed Income Portfolio	HSBC Holdings PLC	$5,700,630
DFA Selectively Hedged Global Fixed Income Portfolio	Wells Fargo & Co.	$5,533,599
DFA Selectively Hedged Global Fixed Income Portfolio	Bank of America Corp.	$5,408,010
DFA Selectively Hedged Global Fixed Income Portfolio	JPMorgan Chase & Co.	$5,407,907

DFA Short-Duration Real Return Portfolio	Toronto-Dominion Bank/The	$53,041,321
DFA Short-Duration Real Return Portfolio	Royal Bank of Canada	$47,918,771
DFA Short-Duration Real Return Portfolio	Citigroup Inc.	$13,116,034
DFA Short-Duration Real Return Portfolio	Goldman Sachs Group Inc./The	$9,880,534
DFA Short-Duration Real Return Portfolio	HSBC Holdings PLC	$8,166,215
DFA Short-Duration Real Return Portfolio	Wells Fargo & Co.	$7,378,691
DFA Short-Duration Real Return Portfolio	Barclays PLC	$7,168,781
DFA Short-Duration Real Return Portfolio	Bank of America Corp.	$6,529,306
DFA Short-Duration Real Return Portfolio	JPMorgan Chase & Co.	$6,072,918
DFA Short-Duration Real Return Portfolio	Mizuho Financial Group Inc.	$2,019,957

DFA Short-Term Extended Quality Portfolio	Toronto-Dominion Bank/The	$188,272,997
DFA Short-Term Extended Quality Portfolio	Royal Bank of Canada	$150,041,647
DFA Short-Term Extended Quality Portfolio	Barclays PLC	$54,050,042
DFA Short-Term Extended Quality Portfolio	Goldman Sachs Group Inc./The	$50,741,693
DFA Short-Term Extended Quality Portfolio	Bank of America Corp.	$47,288,263
DFA Short-Term Extended Quality Portfolio	Mizuho Financial Group Inc.	$37,349,859
DFA Short-Term Extended Quality Portfolio	JPMorgan Chase & Co.	$34,867,857
DFA Short-Term Extended Quality Portfolio	Wells Fargo & Co.	$32,552,864
DFA Short-Term Extended Quality Portfolio	Citigroup Inc.	$24,656,488
DFA Short-Term Extended Quality Portfolio	HSBC Holdings PLC	$16,562,735

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

3

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	engage in the business of underwriting securities issued by others; or

(5)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The Portfolios, except the DFA World ex U.S. Government Fixed Income Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio, will not:

(6)

purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time.

The DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio, DFA Two-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, and DFA Five-Year Global Fixed Income Portfolio will not:

(7)	sell securities short.

The Portfolios, except the DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio, will not:

(8)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

The DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio will not:

(9)

concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

The Portfolios will not:

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(10)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC. The DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio do not intend to lend shares of Underlying Funds.

In applying the investment limitation described in (9) above, the DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio will look through to the security holdings of any investment company in which it invests.

The investment limitations described in (5) and (9) above do not prohibit the DFA Diversified Fixed Income Portfolio or the DFA Global Core Plus Fixed Income Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Underlying Funds. In applying the investment limitations, each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of a Portfolio’s net assets. For these purposes, each of the DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the Prospectus under “Description of Investments of the Portfolios Other than the Municipal Real Return Portfolio, California Municipal Real Return Portfolio, Municipal Bond Portfolio, Short-Term Municipal Bond Portfolio, Intermediate-Term Municipal Bond Portfolio, California Short-Term Municipal Bond Portfolio, California Intermediate-Term Municipal Bond Portfolio, MN Municipal Bond Portfolio and NY Municipal Bond Portfolio.” Although the commercial paper securities are not registered, they will not be subject to the 15% limitation on holdings of illiquid securities. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Boards of Directors of DFAIDG and DIG have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (5) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent the Portfolio enters into an offsetting financial position, segregates liquid assets equal to a Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

The investment limitation described in (7) above does not prohibit the DFA Short-Term Municipal Bond Portfolio from maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in

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connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

For purposes of the investment limitations described in (8) and (9) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management will consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Further, except with respect to a Portfolio’s limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

For purposes of the investment limitation described in (9) above, in regards to the Municipal Bond Portfolios, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Additionally, for each of the Municipal Bond Portfolios, for purposes of the investment limitations above, tax-exempt securities issued or guaranteed by the U.S., state or local governments or political subdivisions of governments are not considered to be a part of any industry. Tax-exempt securities of non-governmental issuers, however, are subject to the 25% limitation described in investment limitations (8) and (9) above.

For the purposes of the investment limitation described in (9) above, the World ex U.S. Government Fixed Income Portfolio will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government or (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government. Currency positions are not considered investments in a foreign government for purposes of this investment limitation.

As noted above, each Municipal Bond Portfolio has adopted a fundamental policy as required by Rule 35d-1 under the 1940 Act, that, under normal market conditions, at least 80% of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in specific types of municipal securities.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios (excluding the DFA Targeted Credit Portfolio and the DFA Global Core Plus Fixed Income Portfolio), however, do not intend to sell futures contracts to establish short positions in individual securities. The DFA Targeted Credit Portfolio and DFA Global Core Plus Fixed Income Portfolio may use futures to establish short positions for individual securities, markets, or currencies in order to adjust their duration or to replace more traditional direct investment. The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, and DFA World ex U.S. Government Fixed Income Portfolio also may use futures contracts and options on futures contracts to their hedge currency exposure. The DFA LTIP Portfolio also may use futures contracts and options on future contracts to hedge inflation risk. The DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, and DFA Short-Duration Real Return Portfolio also may use futures contracts and options on futures contracts to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The DFA Municipal Real Return Portfolio, DFA California Municipal Real Return and DFA Municipal Bond Portfolio also may use futures contracts and

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options on futures contracts to hedge interest rate exposure or for non-hedging purposes, such as a substitute for direct investment. The DFA Two-Year Fixed Income Portfolio, DFA Two-Year Government Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio also may use futures contracts and options on future contracts to hedge against changes in interest rates. The DFA Intermediate Government Fixed Income Portfolio will not purchase or sell futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. To the extent that the DFA Two-Year Fixed Income Portfolio or the DFA Two-Year Government Portfolio invests in futures contracts and options thereon other than for bona fide hedging purposes, the Portfolio will not purchase or sell futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits. Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into futures transactions.

SWAPS

The DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio (the “Extended Quality Portfolios”), DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Short-Duration Real Return Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio also may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to

7

more than one year. Some types of swap agreements are negotiated bilaterally and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Two-Year Fixed Income Portfolio, DFA Two-Year Government Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

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The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN CURRENCY TRANSACTIONS

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio and DFA World ex U.S. Government Fixed Income Portfolio may acquire and sell foreign currency forward contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio and DFA World ex U.S. Government Fixed Income Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio

9

securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio and DFA World ex U.S. Government Fixed Income Portfolio typically hedge their foreign currency exposure. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on a Portfolio, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of a Portfolio’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the Portfolios may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios may invest cash in the following permissible investments:

Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA One-Year Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Two-Year Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	20%

DFA Two-Year Government Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	20%

DFA Two-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

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Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA Short-Term Government Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds.***	N.A.

DFA Five-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA World ex U.S. Government Fixed Income Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments ; U.S. government obligations, U.S. government agency obligations debt, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds, index futures contracts, and options thereon.***	20%

DFA Intermediate Government Fixed Income Portfolio	Short-term repurchase agreements; futures contracts on U.S. Treasury securities or options on such contracts; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds.***	N.A.

DFA Short-Term Extended Quality Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

DFA Intermediate-Term Extended Quality Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

DFA Targeted Credit Portfolio	Short-term repurchase agreements; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

DFA Global Core Plus Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Investment Grade Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds.***	N.A.

DFA Diversified Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.**	N.A.

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Portfolios	Permissible Cash Investments*	Percentage Guidelines**

DFA LTIP Portfolio	Short-term repurchase agreements; fixed income securities , such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

DFA Short-Duration Real Return Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; fixed income securities, such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds.***	20%

DFA Municipal Real Return Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.***	20%

DFA California Municipal Real Return Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds.***	20%

DFA Municipal Bond Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.***	20%

DFA Short-Term Municipal Bond Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.***	20%

DFA California Short-Term Municipal Bond Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds.***	20%

DFA Intermediate-Term Municipal Bond Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.***	20%

DFA California Intermediate-Term Municipal Bond Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds.***	N.A.

DFA MN Municipal Bond Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds.***	20%

DFA NY Municipal Bond Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds.***	20%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations, but the Portfolios do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

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EXCHANGE TRADED FUNDS

The DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio may invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the municipal bond market pending investment in municipal bonds.

An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on

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the settlement date than the price a Portfolio committed to pay or receive for the security. A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, a Portfolio will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

PORTFOLIO TURNOVER RATES

The One-Year Fixed Income Portfolio, Two-Year Fixed Income Portfolio, Two-Year Government Portfolio, Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Short-Duration Real Return Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rate for the DFA Short-Term Government Portfolio has varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

INVESTMENT STRATEGIES FOR THE MUNICIPAL BOND PORTFOLIOS

The DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio (the “Municipal Bond Portfolios”) each may invest in certain types of securities and engage in certain investment practices that the other Portfolios do not. In addition to the securities and investment practices described in the prospectus, set forth below is a description of certain types of securities that the Municipal Bond Portfolios may purchase and certain investment techniques that each Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The Municipal Bond Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing a Portfolio and its shareholders to forego the opportunity for capital appreciation of that Portfolio’s investments and of their shares.

The Municipal Bond Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Pre-refunded Municipal Securities

The Municipal Bond Portfolios may invest in pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by a Municipal Bond Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities) (“Agency Securities”). While still tax-exempt, pre-refunded municipal securities usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities held in an escrow account established by the municipality and an independent escrow agent. While a secondary market exists for pre-refunded municipal securities, if a Municipal Bond Portfolio sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. Investment in pre-refunded municipal securities held by a Municipal Bond Portfolio may subject the Portfolio to interest rate risk and market risk. To the extent permitted by the SEC and the Internal Revenue

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Service, a Municipal Bond Portfolio’s investment in pre-refunded municipal bonds backed by U.S. Treasury and Agency Securities in the manner described above, will, for purposes of diversification tests applicable to the Portfolio, be considered an investment in the respective U.S. Treasury and Agency Securities. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

Standby Commitments

These instruments, which are similar to a put, give each Municipal Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The Municipal Bond Portfolios may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of a Portfolio’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Zero Coupon Bonds

The Municipal Bond Portfolios may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although a Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, a Portfolio would be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of a Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that a Portfolio otherwise would not have done so. To the extent a Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Portfolio to pay distributions that Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The Municipal Bond Portfolios may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the thinness of the market in which they are traded. Under the supervision of the Board of Directors, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to a Portfolio’s 15% limit on illiquid assets. The factors that the Advisor may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by a Portfolio.

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Municipal Bond Insurance

The Advisor anticipates that a portion of each Municipal Bond Portfolio’s investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a private insurance company at the time of purchase. Each Portfolio’s insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by a Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as a Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid from a Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by a Municipal Bond Portfolio, may not improve the resale value of the security. Therefore, unless a Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

Each Municipal Bond Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s.

A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that a Municipal Bond Portfolio’s participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. Each Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest. Each Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio.

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Municipal Custody Receipts

The Municipal Bond Portfolios also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

CALIFORNIA MUNICIPAL SECURITIES RISKS

The DFA California Municipal Real Return Portfolio, DFA California Short-Term Municipal Bond Portfolio and DFA California Intermediate-Term Municipal Bond Portfolio (together, the “California Municipal Portfolios”) invest primarily in California municipal securities and, therefore, their performance is closely tied to the ability of California municipal issuers to continue to make principal and interest payments. Below is a brief discussion of certain factors that may affect California municipal issuers and does not purport to be a complete description of such factors. These factors only apply to the California Municipal Portfolios. The financial condition of California, its public authorities and local governments could affect the market values of California municipal securities, and therefore the net asset value per share and the interest income of the California Municipal Portfolios, or result in the default of existing obligations, including obligations that may be held by the California Municipal Portfolios.

The information contained below is based primarily upon information derived from state official statements, annual Fiscal Outlook publications, state and industry trade publications, other public documents relating to securities offerings of California municipal issuers, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in California. It has not been independently verified by the California Municipal Portfolios. The California Municipal Portfolios make no representation or warranty regarding the completeness or accuracy of such information.

Economic Condition and Outlook

The California economy is the largest among the states and one of the largest and most diverse in the world. Major components of the State’s economy are high-technology, trade, entertainment, manufacturing, government, tourism, construction, and services. The relative proportion of the various components of the California economy closely resembles the makeup of the national economy. California continues to benefit from broad-based growth and the fiscal health of the State continues to improve since the end of the severe recession in 2009.

During the recession, the State experienced the most significant economic downturn since the Great Depression of the 1930s. As a result, tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls in the period from 2008 through 2011, which were addressed largely through various spending cuts and payment deferrals. California’s labor markets deteriorated dramatically during the latter half of 2008 and the first nine months of 2009, suffering their worst losses on record. From July 2007 through February 2010, the State lost nearly 1.3 million nonfarm jobs. These losses switched to very modest gains during 2010 and 2011, which accelerated in 2012. California gained 1.3 million jobs from February 2010 through April 2014, recovering almost all of the nonfarm jobs lost during the recession. The unemployment rate in the State reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 6.3% in June 2015, and falling again to 5.1% in August of 2017, compared to the pre-recession low of 4.8% in November 2006.

California’s economy is experiencing a gradual and broadening recovery, showing moderate growth supported by job gains, falling unemployment, increases in personal income and increases in consumer spending, specifically, higher auto sales. California has the sixth largest economy in the world, reflected by a 2.9% increase in its real gross domestic product for 2016, totaling $2.6 trillion at current prices.

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The California housing market showed mixed results during the beginning of the 2016-17 fiscal year. As of December 2016, median home prices were up by 4.0% over the same period one year earlier, but the number of sales decreased 0.6% from the level observed in December 2015. New residential construction activity also leveled off in the first half of the 2016-17 fiscal year with the number of permits for new residential units coming in just under 100,000 units as of December 2016, an increase of 1.9% from the same period one year earlier. The pace of nonresidential construction showed signs of slowing during the first half of the 2016-17 fiscal year. The annual value of nonresidential permits for the period ending December 2016 had a year-to-year increase of 1.6%.

Despite significant budgetary improvements during the last several years, there remain a number of budget risks that threaten the financial condition of the state’s economy. These risks include the threat of recession, potentially unfavorable changes to federal fiscal policies, and the significant unfunded liabilities of the two main retirement systems managed by state entities, the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”).

Revenues and Expenditures

The State receives revenues from taxes, fees and other sources, the most significant of which are personal income tax, sales and use tax and corporation tax. Significant expenditures include education, health and human services, and public safety programs. The State’s funds are segregated into the General Fund and various other funds, including special, bond, federal and other funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from investment of State moneys not allocable to another fund. The California Legislative Analyst’s Office (the “LAO”) in its November 2017 California Fiscal Outlook (the “November Outlook”) estimates 2017-18 will end with $13.7 billion in total reserves, which is approximately $3.8 billion more than assumed in the 2017-18 Budget Act. Most of this difference is attributable to higher revenue estimates and lower estimated spending. The November Outlook further estimates that the State will end the 2018-19 fiscal year with $19.3 billion in total reserves (including $7.5 billion in discretionary reserves), assuming the legislature makes no additional budget commitments. Actual conditions may differ materially from assumptions underlying projected budgets, and there can be no assurances the projections will be achieved.

Adopted by voters in November 2014, Proposition 2 amended Articles IV and XVI of the California Constitution, creating a State reserve account (“Rainy Day Fund”) and modifying annual reserve deposit and debt servicing requirements. In 2012, voters approved Proposition 30, which increased the personal income tax rates applicable to high earners, retroactively effective for the 2012 taxable year, and raised State sales taxes. The 25-cent sales and use tax increase prescribed under Proposition 30 expired in December 31, 2016; however, the personal income tax portion of Proposition 30 was extended by Proposition 55 until 2030.

General Fund expenditures for fiscal year 2017-18 are projected to increase by $3.7 billion, or 3%, compared with the revised estimate for fiscal year 2016-2017. The LAO estimates that the State’s General Fund employee compensation costs will increase by about $1 billion from 2017-18 to 2018-19. In addition, the State is expected to increase its contributions— established as a percentage of pay in labor agreements—to prefund retiree health benefits earned by active employees. In addition to the State’s actuarially-determined contributions to pension benefits, the 2017-18 budget includes a one-time $6 billion supplemental pension payment to CalPERS to mitigate the future increase in State contributions and reduce unfunded liabilities. In 2012, the State enacted a comprehensive pension reform package affecting State and local government, which increased the retirement age and reduced retirement benefits for most new State and local government employees hired on or after January 1, 2013. The State’s Medicaid program (“Medi-Cal”) is currently the budget’s second largest expenditure and, as a result, if health care cost inflation rises faster than expected, annual General Fund spending could quickly rise.

Current State Budget

The 2017-2018 budget was enacted on June 27, 2017 and proposes a variety of solutions to bring the State’s finances back into balance for 2017-2018. Based on slowed economic growth, lagging revenues and higher than expected expenditures in fiscal year 2016-17, the state budget had projected a deficit, absent corrective actions. The 2017 Budget Act provides for paying down the State’s debts and liabilities in accordance with Proposition 2 and increasing the Rainy Day Fund beyond current constitutional requirements in preparation for the next recession and maintains a structurally balanced budget through fiscal year 2019-20. The budget provides for increased funding for education while slowing the rate of spending growth in other areas to maintain a projected balanced budget. The current budget is based on a variety of estimates and assumptions. If actual results differ from those assumptions, the State’s financial condition could be adversely or positively affected. Risks that could impact the fiscal health of the State include geopolitical events, such as war or trade

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disruptions, the volatility of capital gains, which constitute a significant revenue source for the State, rising health care costs and challenges in responding to recessionary conditions due to the state’s debts and liabilities.

Limitation on Taxes

Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIII A of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose special taxes devoted to a specific purpose without two-thirds voter approval. Proposition 218, another constitutional amendment initiative enacted in 1996 further limited the ability of local governments to raise taxes and fees. Counties in particular have had fewer revenue raising options than many other local government entities, while having to maintain many services.

Appropriations Limits

California and its local governments are subject to an annual “appropriations limit” imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Proposition 98, as modified by Proposition 111, changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-12 schools a minimum amount of funding. The Proposition 98 guarantee is funded by local property taxes and the General Fund. Article XIII B prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds that are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds.

Among the expenditures not included in the Article XIII B appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations required to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations for tax refunds, (4) appropriations of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels, (5) appropriations of certain taxes imposed by initiative, and (6) appropriations made in certain cases of emergency. The appropriations limit for each year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population, and any transfers of service responsibilities between government units.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of July 1, 2017, the State had outstanding obligations payable principally from the State’s General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund, consisting of approximately $83.2 billion of outstanding general obligation bonds and lease revenue bonds.

Other Issuers of California Municipal Obligations

There are a number of State agencies, instrumentalities, and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

Bond Ratings

As of December 2017, California’s general obligation bond ratings are AA- from Fitch Ratings Ltd. (“Fitch”), AA- from Standard & Poor’s Rating Group (“S&P”), and Aa3 from Moody’s Investor’s Services, Inc. (“Moody’s”). Over the past year, both Moody’s and S&P have maintained their “Aa3” and “AA-” ratings, respectively, as well as their stable outlook on

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the State’s credit rating, while Fitch has upgraded the State’s credit rating. On August 12, 2016, Fitch upgraded California’s general bond rating from “A+” to “AA-.” Fitch attributed the upgrade to the State’s “large and diverse economy” and “moderate liabilities,” noting that California is now better positioned to withstand an economic downturn due to its many institutional improvements. Fitch also acknowledged the State’s budget management and efficient use of temporary tax revenues to address budgetary borrowing accumulated over two recessions. This upgrade follows a previous upgrade from “A” to “A+” by Fitch in February 2015.

In July 2015, following the enactment of the State’s 2015-16 budget, S&P had upgraded the State’s general obligation credit rating to “AA-.” S&P credited the State’s improved fiscal sustainability and commitment to pay down debt obligations that had been incurred from prior years. Furthermore, S&P cited the State’s approach to transfer a large portion of the projected operating surplus to the Rainy Day Fund as a credit positive.

Legal Proceedings

There are numerous civil actions pending against the State, which could, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues and cash flow. It is not possible to predict what impact, if any, such proceedings may have on the California Municipal Portfolios.

Other Considerations

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989 and 2014, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California municipal obligation in the California Municipal Portfolios could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

In October 2017, several wildfires ignited in northern California’s “wine country” collectively resulting in one of the most destructive fire events in state history in terms of loss of life and property damage. Together, these fires could result in additional state General Fund costs for various activities such as fire suppression, debris removal, repair to damaged state and local infrastructure, and assistance to individuals whose property was lost or damaged. The total magnitude of these additional costs is unknown at this time, but could be in the hundreds of millions of dollars.

The California Municipal Portfolios are also susceptible to political, economic, or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives, and other matters. The information provided above is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information.

NEW YORK MUNICIPAL SECURITIES RISKS

The DFA NY Municipal Bond Portfolio invests primarily in New York municipal securities and, therefore, its performance is closely tied to the ability of New York municipal issuers to continue to make principal and interest payments. Below is a brief discussion of certain factors that may affect New York municipal issuers and does not purport to be a complete description of such factors.

The financial condition of New York, its public authorities, and local governments could affect the market values of New York municipal securities, and therefore the net asset value per share and the interest income of the DFA NY Municipal Bond Portfolio, or result in the default of existing obligations, including obligations that may be held by the Portfolio.

The information contained below is based primarily upon information derived from state official statements, New York State Annual Information Statement of June 20, 2017, other public documents relating to securities offerings of New York municipal issuers, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in New York. It has not been independently verified by the DFA NY Municipal Bond Portfolio. The DFA NY Municipal Bond Portfolio makes no representation or warranty regarding the completeness or accuracy of such information.

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Economic Condition and Outlook

New York is the fourth most populous state in the U.S. and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the country’s financial activities, information, education, and health services employment, and a relatively small share of the country’s farming and mining activity.

New York State’s private labor market continues to enjoy robust growth. The most recent detailed data demonstrates continued robust growth in professional and business services, transportation and warehousing, construction and real estate services, education, and health care. As a result, the Division of the Budget of the State of New York (“DOB”) estimates private sector job growth for 2017 will increase by 1.4%.

In 2016, the nation’s real Gross Domestic Product grew by 1.6%, slower than economic growth of 2.6% in 2015. In comparison, New York’s real Gross State Product rose at half the national rate, 0.8%, ranking its economic growth 38th among the 50 states. Similar to the nation as a whole, this economic growth was slower than the 1.2% gain in 2015. New York’s growth was driven by gains in sectors including information, utilities, and construction, while the finance and insurance and manufacturing sectors detracted from overall economic growth.

While employment continued to increase at both the national and State levels in 2016, it did so at a slower pace than in 2015. However, job growth at the national level was stronger, increasing by 1.7%, compared to 1.5% growth in New York. Total employment in the State increased to nearly 9.4 million. Most of the job gains were concentrated in the downstate region, with the largest growth occurring in New York City. While most of the upstate region realized job growth, employment declined in the Elmira and Watertown-Fort Drum metropolitan statistical areas.

Wages at both the national and State levels increased in 2016, albeit at a slower rate than in 2015. Similar to job growth, gains in wages at the national level (3.9%) were stronger than those in New York (3.2%) in 2016. The industry sector in New York with the highest percentage wage growth was construction, while manufacturing realized a decline in total wages. Overall wage growth of 4.3% is projected for 2018.

The securities industry in New York City is an important contributor to the State’s revenues and has a significant impact on the downstate economy in particular, with typically high-paid jobs and large bonuses. Industrywide, profits increased by 21% in 2016, with the average bonus in the securities industry in New York City increasing by 1%. In addition, industry employment in the City continued to increase in 2016.

New York State employment and incomes are profoundly affected by the fortunes of the financial markets. The substantially higher wage growth in the finance and insurance sector increased its share of total State wages over time on a State fiscal year basis to a peak of 22.1% in 2006-07, but has since fallen and is unlikely to revisit that peak in the near future. The industry’s employment share is substantially lower than its wage share at only 7.6% of total State employment in 2015-16 and is expected to continue its downward trend. Nevertheless, finance sector workers continue to be, on average, very highly compensated. Even after falling to $174,000 in 2008-09 in the wake of the financial crisis, finance and insurance sector average wages were still 247% higher than the average wage for the rest of the State economy. Financial market wages have an important effect on employment and income in New York City and its surrounding suburbs, both directly – through compensation paid to finance sector workers and purchases made by finance sector firms, and indirectly – as finance sector workers spend their incomes on housing, entertainment, and other goods and services.

General Government Results

An operating deficit of $2.8 billion is reported in the General Fund for the fiscal year ended March 31, 2017. As a result, the General Fund now has an accumulated fund balance of $2.3 billion. The State completed its fiscal year ended March 31, 2017 with a combined Governmental Funds operating deficit of $3.4 billion as compared to a combined Governmental Funds operating surplus in the preceding fiscal year of $408 million. The combined operating deficit of $3.4 billion for the fiscal year ended March 31, 2017 included an operating deficit in the General Fund of $2.8 billion, an operating surplus in the Federal Special Revenue Fund of $6 million, an operating deficit in the General Debt Service Fund of $774 million and an operating surplus in Other Governmental Funds of $204 million.

The State’s financial position as shown in its Governmental Funds Balance Sheet as of March 31, 2017 includes a fund balance of $11.2 billion comprised of $43.6 billion of assets less liabilities of $30.6 billion and deferred inflows of resources of $1.8 billion. The Governmental Funds fund balance includes a $2.3 billion accumulated General Fund balance.

State Budgetary Outlook

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New York ended fiscal year 2016 with a General Fund balance of $8.9 billion, which is $3.9 billion higher than the estimate in the Executive Budget Financial Plan (“Executive Budget”). This variance was primarily due to the timing of monetary settlements from the General Fund to other funds. General Fund receipts totaled $69.7 billion for fiscal year 2016, including transfers from other funds, an increase of $1.8 billion from the prior fiscal year. Disbursements, including transfers to other funds, totaled $68.0 billion, an increase of $5.2 billion from the prior fiscal year. Spending for school aid and transfers to support capital projects and Medicaid funding comprised some of these disbursements.

General Fund disbursements exceeded receipts by $1.2 billion in 2016-17, primarily reflecting the planned use of monetary settlements to support capital spending and reserves set aside for labor contracts. The General Fund ended the fiscal year with a closing cash fund balance of $7.7 billion, which consisted of approximately $1.8 billion in the State’s rainy day reserve funds ($1.3 billion in the Tax Stabilization Reserve Account and $540 million in the Rainy Day Reserve Fund), $56 million in the Community Projects Fund, $21 million in the Contingency Reserve Fund, and $5.9 billion in the Refund Reserve Account. Total General Fund receipts for the year (including transfers from other funds) were approximately $66.9 billion. Total General Fund disbursements for the year (including transfers to other funds) were approximately $68.1 billion.

Net operating results were $1.7 billion more favorable than anticipated in the original financial plan, with the original plan projecting a net operating deficit of $2.9 billion. Total receipts and transfers from other funds were less than original financial plan estimates by $2.1 billion, and total disbursements and transfers to other funds were less than original financial plan estimates by $3.8 billion.

Personal Income Tax receipts were $1.3 billion below initial projections, due to underlying weakness in estimated payments and withholding growth. Business tax receipts were $989 million below initial projections, due to shortfalls in both audit collections and cash payments associated with tax year 2015 final returns. The lower receipts were partly offset by higher-than-estimated estate tax collections related to stronger-than-anticipated growth in household net worth. Miscellaneous receipts were $1 billion higher than the original projections, due almost entirely to additional monetary settlement collections not anticipated in the initial budget for fiscal year 2017.

DOB projects that the State will end fiscal year 2018 with a General Fund cash balance of $6.7 billion, a decrease of $1.1 billion from the fiscal year 2017 closing balance. The decline mainly reflects the planned transfers of monetary settlements on as as-needed basis each year as spending occurs from appropriations funded with the monetary settlements.

In recent years, New York has sustained damage from three powerful storms that crippled entire regions. In August 2011, Hurricane Irene disrupted power and caused extensive flooding to various New York State counties. In September 2011, Tropical Storm Lee caused flooding in additional New York State counties and, in some cases, exacerbated the damage caused by Hurricane Irene two weeks earlier. Little more than one year later, on October 29, 2012, Superstorm Sandy struck the East Coast, causing widespread infrastructure damage and economic losses to the greater New York region. The frequency and intensity of these storms presents economic and financial risks to the State. State claims for reimbursement for the costs of the immediate response are in process, and both recovery and future mitigation efforts have begun, largely supported by Federal funds. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding and mitigation activity nationwide. It is anticipated that New York, and its localities, may receive approximately one-half of this amount over the coming years for response, recovery, and mitigation costs. There can be no assurance that all anticipated Federal disaster aid described above will be provided to the State and its affected entities, or that such Federal disaster aid will be provided on the expected schedule.

Debt and Other Financing Activities

The State’s debt levels are typically measured by DOB using two categories: State-supported debt and State-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax (“PIT”) Revenue Bond Program and the New York Local Government Assistance Program bonds. The State reports that it has never defaulted on any of its general obligation indebtedness, PIT Revenue Bonds, Sales Tax Revenue Bonds or its obligations under lease-purchase or contractual obligation financing arrangements. As of March 31, 2017, the State had $2.5 billion in general obligation bonds outstanding.

New York State is one of the largest issuers of municipal debt, ranking second among the states, behind California, in the amount of debt outstanding. The State ranks sixth in the U.S. in debt per capita, behind Connecticut, Massachusetts, Hawaii, New Jersey and Washington. In the FY 2018 Enacted Budget Financial Plan, statutory bond authorizations on State-

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supported debt were raised by $10.5 billion across multiple programmatic purposes. The bonded indebtedness (and related capital spending) from the new authorizations is expected to occur over many years, and is counted against the State’s statutory debt caps only when bonds are actually issued. As of March 31, 2017, the State had $50.7 billion in outstanding debt obligations, compared to $52.4 billion as of March 31, 2016 – a decrease of approximately $1.7 billion.

Bond Ratings

The State’s general obligation bonds are rated AA+ (with a stable outlook) by S&P and Aa1 (with a stable outlook) by Moody’s (ratings confirmed as of December 18, 2017). On September 20, 2016, Fitch also affirmed its AA+ rating on the State’s general obligation bonds. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

New York City (the “City”)

The fiscal demands on New York State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and its related issuers, to market securities successfully in the public credit markets.

The City, with a population of approximately 8,500,000 is the most populous city in the US. Its non-manufacturing economy is broadly based, with the banking and securities, insurance, information, publishing, fashion design, tourism, retail, education and health care industries accounting for a significant portion of the City’s total employment earnings. Manufacturing activity in the City is conducted primarily in apparel and printing. From 2009 to 2016, the City added 644,100 private sector jobs (growth of 20%). As of July 2017, total employment in the City was 4,450,900 compared to 4,344,100 in July 2016, an increase of 2.5% (not seasonally adjusted). As of July 2017, the total unemployment rate in the City was 5.0%, compared to 5.6% in July 2016, (not seasonally adjusted).

The City had General Fund surpluses of $4.0 billion, $3.6 billion and $2.01 billion before certain expenditures and transfers (discretionary and other) for fiscal years 2016, 2015 and 2014, respectively. For the fiscal years 2016, 2015 and 2014, the General Fund surplus was $5 million after expenditures and transfers (discretionary and other).

MINNESOTA MUNICIPAL SECURITIES RISKS

The DFA MN Municipal Bond Portfolio invests primarily in Minnesota municipal securities and, therefore, its performance is closely tied to the ability of Minnesota municipal issuers to continue to make principal and interest payments. Below is a brief discussion of certain factors that may affect Minnesota municipal issuers and does not purport to be a complete description of such factors.

The financial condition of Minnesota, its public authorities, and local governments could affect the market values of Minnesota municipal securities, and therefore the net asset value per share and the interest income of the DFA MN Municipal Bond Portfolio, or result in the default of existing obligations, including obligations that may be held by the DFA MN Municipal Bond Portfolio.

The information contained below is based primarily upon information derived from state official statements, Minnesota State 2017 Comprehensive Annual Financial Report, other public documents relating to securities offerings of Minnesota municipal issuers, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in Minnesota. It has not been independently verified by the DFA MN Municipal Bond Portfolio. The DFA MN Municipal Bond Portfolio makes no representation or warranty regarding the completeness or accuracy of such information.

Economic Condition and Outlook

In its November 2017 forecast, Minnesota’s Office of Management and Budget reported that Minnesota is currently adding jobs at the same rate as the nation, and that steady job growth has kept the unemployment rate well below the US rate. Statewide, there are about as many job vacancies as there are unemployed job seekers. Together, high demand for labor and low unemployment have supported growth in Minnesota wage and salary income. In October 2017, average

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hourly wages by private sector employees in Minnesota were 3.9% higher than a year prior, ahead of the comparable rate for US workers, 2.4%.

The State added 41,372 jobs in the 12 months ending in October 2017, amounting to annual employment growth of 1.4%, the same as the US rate over the same period. Minnesota’s employment gains continue to be broad based. Comparing October 2017 with the same month in 2016, the sectors that showed solid gains are: education and health services (up 13,380 jobs), leisure and hospitality (up 6,776 jobs), retail trade (up 5,284 jobs), and construction (up 4,983 jobs). Additional industries that showed moderate growth are: other services (up 4.417 jobs), manufacturing (up 3,974 jobs), professional and business services (up 2,670 jobs), and state and local government (up 1,601 jobs). Minnesota’s annual job growth currently exceeds the US rate in nine of the eleven major sectors, with financial activities and professional and business services being the only sectors that fall behind the nation.

Minnesota’s housing market continues to show a persistent shortage of existing single family homes for sale. In October 2017, year-to-date closed sales of homes in Minnesota were unchanged from the prior year. With persistently tight supply, median and mean sale prices continue to rise. Rising home prices pose a risk to affordability. Overall, payments on purchased homes are still below where they were during the housing bubble, despite the higher prices in 2017 compared to 2006. Low home supply in Minnesota is expected to continue throughout 2017 and the beginning of 2018.

Budget Process

Minnesota operates on a two-year budget cycle (a biennium). The current biennium began on July 1, 2017 and will end on June 30, 2019. A budgetary balance of $1.651 billion was projected for the fiscal year 2018-19 biennium in February 2017.

On May 30, 2017 the Governor vetoed line-item appropriations for the Legislature. On June 13, 2017, the Legislature filed a complaint in Ramsey County District Court seeking a declaration that the Governor’s line-item vetoes were unconstitutional as a violation of the Separation-of-Powers clause in the Minnesota Constitution and seeking injunctive relief to allot the funds that were appropriated to the Legislature. On July 19, 2017, the district court declared the Governor’s line-item vetoes null and void as a violation of the Separation-of-Powers clause. On July 26, 2017, the State Supreme Court granted the Governor’s petition for accelerated review. The Supreme Court ordered the Legislature and the Governor to mediate their dispute. On September 22, 2017, the parties advised the Supreme Court that the mediation had reached an impasse. On November 16, 2017, the State Supreme Court held that the Governor’s line-item vetoes of the Legislature’s appropriations to itself were constitutional. It is not possible to predict the impact of the ongoing dispute between the Governor and the Legislature.

A lower revenue forecast and higher estimated spending partially offset by a higher beginning balance from the last biennium now results in a forecast deficit of $188 million for the current biennium. If the vetoed appropriations were included in the forecast, the deficit for the fiscal year 2018-19 biennium would increase to $302 million.

Revenues and Expenditures

The State’s combined net position for governmental and business-type activities increased $1.7 billion (11.6%) over the course of this fiscal year. This resulted from a $1.4 billion (12.4%) increase in net position of governmental activities, and a $293 million (8.7%) increase in net position of business-type activities.

Debt Management

The State debt management policy currently has three guidelines: 1) total tax-supported principal outstanding shall be 3.25% or less of total State personal income; 2) total amount of principal (both issued, and authorized but unissued) for State general obligations, State moral obligations, equipment capital leases, and real estate capital leases are not to exceed 6% of State personal income; and 3) 40.0% of general obligation debt shall be due within five years and 70% within 10 years, if consistent with the useful life of the financial assets and/or market conditions. As of February 28, 2017, total tax supported debt was 2.73% of estimated State personal income and total principal (issued, and authorized but unissued was 3.53% of estimated State personal income. Of the State’s general obligation bonds outstanding on June 30, 2016, 40.3% were scheduled to mature within five years and 71.2% were scheduled to mature with ten years.

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The State’s total long-term liabilities increased by $590 million (4.3%) during the 2016 fiscal year. The increase is primarily attributable an increase in the net pension liability and the issuance of state general obligation bonds for trunk highway projects and other various state purposes.

Bond Ratings

Moody’s rates Minnesota’s general obligation bonds Aa1 (with a stable outlook) and S&P rates the State’s general obligation bonds at AA+ (with a positive outlook); additionally, Fitch Ratings upgraded its rating from AA+ to AAA in July 2016 (ratings confirmed as of December 18, 2017). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of each Fund (each a “Board”) is responsible for establishing the Funds’ policies and for overseeing the management of each Fund. The Board of Directors elects the officers of each Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of each Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of each Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for each Fund also provides the disinterested Directors with adequate influence over the governance of the Board and each Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of each Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of each Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

Each Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of each Fund’s accounting and financial reporting policies and the selection and nomination of candidates to each Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, each Fund’s internal controls, each Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by each Board. The Audit Committee for each Board recommends the appointment of each Fund’s independent registered public accounting firm and also acts as a liaison between each Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for each Fund during the fiscal year ended October 31, 2017.

Each Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for each Board makes recommendations for

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nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of each Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of a Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each Portfolio, and (iv) considers issues relating to investment services for each Portfolio of the Fund. There were three Strategy Committee meetings held for each Fund during the fiscal year ended October 31, 2017.

The Board of each Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board of each Fund, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect each Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of each Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and each Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, each Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with each Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and each Fund’s CCO prepares and presents an annual written compliance report to the Board. Each Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the

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Secretary of a Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of a Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board of each Fund believes that it is in the best interests of each Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. Each Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. Each Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of a Fund is set forth in the tables below, including a description of each Director’s experience as a Director of a Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG – Since 1983; DIG – Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since 2017; DIG – Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	DFAIDG – Since 1981; DIG – Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006—2016) .	127 portfolios in 4 investment companies	None

27

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	DFAIDG –Since 2010;

Institute for Research in Economics, University of

Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).

				127 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG –Since 1981; DIG – Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since 2000; DIG – Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (May 2014-May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG –Since 1981; DIG – Since 1992	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014) ; and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	127 portfolios in 4 investment companies	None
[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001-$100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**

29

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Interested Director:
David G. Booth	DFA One-Year Fixed Income Portfolio -Over $100,000 DFA Short-Term Municipal Bond Portfolio –Over $100,000	Over $100,000

**        As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by each Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from DFAIDG*	Aggregate Compensation from DIG*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$208,969	$21,301	N/A	N/A	$300,000
Douglas W. Diamond Director	$111,229	$11,229	N/A	N/A	$159,500
Roger G. Ibbotson Director	$243,863	$24,823	N/A	N/A	$350,000
Edward P. Lazear Director	$229,934	$23,402	N/A	N/A	$330,000
Myron S. Scholes Lead Independent Director	$278,611	$28,405	N/A	N/A	$400,000
Abbie J. Smith Director	$208,969	$21,301	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$302,797	$30,741	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2017 is as follows: $350,000 (Mr. Ibbotson), $330,000 (Mr. Lazear) and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts

30

as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017), DFA Australia Limited (since July 2017) and Dimensional Fund Advisors Ltd. (since August 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 2017). Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities. Formerly, Head of Global Financial Advisor Services (October 2007 to December 2017) for Dimensional Fund Advisors LP.
Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd. President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited. Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017). Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.
(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017	Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017). Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC. Executive Vice President (since February 2017) of DFA Securities LLC. Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016). Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).
Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015	Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities. Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited. Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller (August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Joy L. Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President of all the DFA Entities (since 2015). Assistant Treasurer of DFAIDG, DIG, DFAITC and DEM (since December 2017). Formerly, Senior Tax Manager (February 2013 – January 2015) for Dimensional Fund Advisors LP.
Catherine L. Newell 1964	President and General Counsel	Since 2017	President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd. (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017	Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 2017); Chief Investment Officer and Director of DFA Australia Limited (since September 2017 and October 2017, respectively); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice President (March 2017 – September 2017), Co-Chief Investment Officer ( June 2014 – September 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 2017), Co-Chief Investment Officer (June 2014 – September 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 2017) of Dimensional Fund Advisors Canada ULC ; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 2017).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 31, 2018, the Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI.

32

SERVICES TO THE FUNDS

Administrative Services—All Portfolios

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolios. The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the Portfolios (except with respect to the DFA Diversified Fixed Income Portfolio’s and DFA Global Core Plus Fixed Income Portfolio’s investments in the Underlying Funds) pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolios also pay separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY, 10005, is the custodian for the DFA Global Core Plus Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio, DFA Two-Year Government Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

Each Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

33

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Fund on behalf of each Portfolio, the Advisor is responsible for the management of each Portfolio’s assets.

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World Ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA California Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolios or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

34

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Funds. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the Portfolios paid investment advisory fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers or recoupments by the Advisor):

	FISCAL YEAR ENDED 2017 (000)		FISCAL YEAR ENDED 2016 (000)	FISCAL YEAR ENDED 2015 (000)
DFA One-Year Fixed Income Portfolio	$10,799		$10,903	$11,976
DFA Two-Year Fixed Income Portfolio	$120		$129	$146
DFA Two-Year Government Portfolio	$168		$183	$213
DFA Two-Year Global Fixed Income Portfolio	$7,458		$7,401	$8,682
DFA Selectively Hedged Global Fixed Income Portfolio(a)	$1,603		$1,437	$1,637
DFA Short-Term Government Portfolio(b)	$3,671		$3,588	$3,733
DFA Five-Year Global Fixed Income Portfolio	$32,880		$29,659	$26,347
DFA World ex U.S. Government Fixed Income Portfolio(a)	$1,522[1]		$1,227[14]	$838 [27]
DFA Intermediate Government Fixed Income Portfolio	$4,193		$3,526	$4,311
DFA Short-Term Extended Quality Portfolio(a)	$10,326[2]		$8,443[15]	$8,394[28]
DFA Intermediate-Term Extended Quality Portfolio(a)	$3,114[3]		$2,435[16]	$4,941[29]
DFA Targeted Credit Portfolio(a)(c)	$837[4]		$534[17]	$160[30]
DFA Investment Grade Portfolio(d)	$14,308[5]		$10,199[18]	$6,565[31]
DFA Diversified Fixed Income Portfolio (e)	$414[6]		$17[19]	N/A
DFA LTIP Portfolio(a)	$95[7]		$35[20]	$1[32]
DFA Inflation-Protected Securities Portfolio(a)	$3,954		$3,275	$2,896
DFA Short-Duration Real Return Portfolio(f)	$2,041[8]		$1,584[21]	$1,459[33]
DFA Municipal Real Return Portfolio(a)(g)	$1,265		$686[22]	$196[34]
DFA Municipal Bond Portfolio(a)(h)	$581[9]		$327[23]	$77[35]
DFA Short-Term Municipal Bond Portfolio(b)	$4,620		$4,301	$4,392
DFA Intermediate-Term Municipal Bond Portfolio(a)	$3,007[10]		$2,242[24]	$1,375 [36]
DFA California Short-Term Municipal Bond Portfolio(a)	$1,926		$1,674	$1,535
DFA California Intermediate-Term Municipal Bond Portfolio(a)	$610[11]		$449[25]	$333 [37]
DFA MN Municipal Bond Portfolio(a)(i)	$39	[12]	N/A	N/A
DFA NY Municipal Bond Portfolio(a)(j)	$151[13]		$85[26]	$19 [38]

35

[1]	$1,453 after waiver
[2]	$10,081 after waiver
[3]	$3,076 after waiver
[4]	$722 after waiver
[5]	$14,058 after waiver
[6]	$0 after waiver
[7]	$100 after recoupment of fees previously waived
[8]	$2,137 after recoupment of fees previously waived
[9]	$559 after waiver
[10]	$3,059 after recoupment of fees previously waived
[11]	$623 after recoupment of fees previously waived
[12]	$19 after waiver
[13]	$149 after waiver
[14]	$1,077 after waiver
[15]	$8,402 after waiver
[16]	$2,393 after waiver
[17]	$423 after waiver
[18]	$9,996 after waiver
[19]	$0 after waiver
[20]	$14 after waiver
[21]	$1,688 after recoupment of fees previously waived
[22]	$759 after recoupment of fees previously waived
[23]	$290 after waiver
[24]	$2,305 after recoupment of fees previously waived
[25]	$457 after recoupment of fees previously waived
[26]	$47 after waiver
[27]	$756 after waiver
[28]	$8,249 after waiver
[29]	$4,934 after waiver
[30]	$92 after waiver
[31]	$1,417 after waiver
[32]	$0 after waiver
[33]	$1,497 after recoupment of fees previously waived
[34]	$123 after waiver
[35]	$23 after waiver
[36]	$1,362 after waiver
[37]	$327 after waiver
[38]	$0 after waiver

(a)

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for each of these Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (“Expense Limitation Amount”).

Portfolio	Expense Limitation Amount

DFA Selectively Hedged Global Fixed Income Portfolio	0.25%

DFA World ex U.S. Government Fixed Income Portfolio	0.20%

DFA Short-Term Extended Quality Portfolio	0.22%

DFA Intermediate-Term Extended Quality Portfolio	0.22%

DFA Targeted Credit Portfolio	0.20%

DFA LTIP Portfolio	0.15%

36

Portfolio	Expense Limitation Amount

DFA Inflation-Protected Securities Portfolio	0.20%

DFA Municipal Real Return Portfolio	0.27%

DFA Municipal Bond Portfolio	0.23%

DFA Intermediate-Term Municipal Bond Portfolio	0.23%

DFA California Short-Term Municipal Bond Portfolio	0.30%

DFA California Intermediate-Term Municipal Bond Portfolio	0.23%

DFA MN Municipal Bond Portfolio	0.32%

DFA NY Municipal Bond Portfolio	0.25%

At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement described above will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(b)

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for each of these Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected below for a class of each such Portfolio (the “Expense Limitation Amount”).

Portfolio	Expense Limitation Amount
DFA Short-Term Government Portfolio	0.20%
DFA Short-Term Municipal Bond Portfolio	0.30%

At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for a class of a Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement described above will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(c)	The DFA Targeted Credit Portfolio commenced operations on May 20, 2015.

(d)

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the DFA Investment Grade Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to no more than 0.22% of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the

37

Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(e)

The DFA Diversified Fixed Income Portfolio commenced operations on August 10, 2016. Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.15% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio will not reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

(f)

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the DFA Short-Duration Real Return Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.24% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(g)	The DFA Municipal Real Return Portfolio commenced operations on November 4, 2014.

(h)	The DFA Municipal Bond Portfolio commenced operations on March 10, 2015.

38

(i)	The DFA MN Municipal Bond Portfolio commenced operations on July 25, 2017.

(j)	The DFA NY Municipal Bond Portfolio commenced operations on June 16, 2015.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

DFA One-Year Fixed Income Portfolio, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio	David A. Plecha, Joseph F. Kolerich and Pamela B. Noble

DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio	David A. Plecha and Joseph F. Kolerich

DFA Two-Year Government Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA LTIP Portfolio and DFA Inflation-Protected Securities Portfolio	David A. Plecha, Joseph F. Kolerich and Alan R. Hutchison

Municipal Bond Portfolios	David A. Plecha, Joseph F. Kolerich and Travis A. Meldau

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
DFA One-Year Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich Pamela B. Noble	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000
DFA Two-Year Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich Pamela B. Noble	None None None
DFA Two-Year Government Portfolio	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	None None None
DFA Two-Year Global Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich Pamela B. Noble	$10,001 - $50,000 $1-$10,000 None
DFA Selectively Hedged Global Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000
DFA Five-Year Global Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000

39

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
DFA World ex U.S. Government Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $1-$10,000
DFA Short-Term Government Portfolio	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	$10,001 - $50,000 $1-$10,000 $10,001 - $50,000
DFA Intermediate Government Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	$10,001 - $50,000 $1-$10,000 $10,001 - $50,000
DFA Short-Term Extended Quality Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000
DFA Intermediate-Term Extended Quality Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000
DFA Targeted Credit Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000
DFA Global Core Plus Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich	None None
DFA Investment Grade Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000
DFA Diversified Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $1-$10,000
DFA LTIP Portfolio	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	$10,001 - $50,000 $1-$10,000 None
DFA Inflation-Protected Securities Portfolio	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000
DFA Short-Duration Real Return Portfolio	David A. Plecha Joseph F. Kolerich	$10,001 - $50,000 $10,001 - $50,000
DFA Municipal Real Return Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $1-$10,000 None
DFA California Municipal Real Return Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	None None None
DFA Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 None None
DFA Short-Term Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $10,001 - $50,000 None
DFA Intermediate-Term Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $1-$10,000 None
DFA California Short-Term Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $1-$10,000 None
DFA California Intermediate-Term Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $1-$10,000 None
DFA MN Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	None None None
DFA NY Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $1-$10,000 None

40

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, the portfolio managers manage (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017

David A. Plecha

•  64 U.S. registered mutual funds with $107,441 million in total assets under management.

•  10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•  12 other accounts with $3,406 million in total assets under management.

Joseph F. Kolerich

•  64 U.S. registered mutual funds with $107,441 million in total assets under management.

•  10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•  12 other accounts with $3,406 million in total assets under management.

Travis A. Meldau	• 7 U.S. registered mutual funds with $?,??? million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.

Alan R. Hutchison

•  7 U.S. registered mutual funds with $13,291 million in total assets under management.

•  0 unregistered pooled investment vehicles.

•  2 other accounts with $427 million in total assets under management.

41

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017

Pamela B. Noble	• U.S. registered mutual funds with $??,??? million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolios.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio and/or Account. However, positions in the same security may vary and the length of time that any Portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond

42

Portfolio; and DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares. Effective as of October 23, 2009, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were no longer feeder portfolios and now hold the portfolio securities previously held by The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively, the Master Funds in which the Portfolios invested. The Fund generally offers shares of the Portfolios only to institutional investors and clients of registered investment advisers. Until February 28, 2011, DFA Short-Term Government Portfolio was named DFA Five-Year Government Portfolio. Until February 28, 2015, DFA LTIP Portfolio was named Dimensional Retirement Fixed Income Fund III.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. DIG began offering shares of the DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio in May 1996. Until July 31, 2017, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio were named LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, respectively.

CODE OF ETHICS

The Funds, the Advisor, DFA Australia , DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Funds, the latter being audited.

Shareholder inquiries may be made by writing or calling a Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*	37.49%
101 Montgomery Street
San Francisco, CA 94104

43

National Financial Services LLC*	14.61%
200 Liberty Street
One World Financial Center
New York, NY 10281

TD Ameritrade, Inc.*	11.00%
P.O. Box 2226
Omaha, NE 68103

LPL Financial*	5.33%
4707 Executive Dr.
San Diego, CA 92121

DFA TWO-YEAR FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	51.71%

National Financial Services LLC*[1]	23.31%

Pershing LLC*	20.16%
One Pershing Plaza
P.O. Box 2052
Jersey City, NJ 07303

DFA TWO-YEAR GOVERNMENT PORTFOLIO

Charles Schwab & Company, Inc.*[1]	68.65%

Pershing LLC*[1]	18.47%

TD Ameritrade, Inc.*[1]	9.43%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	36.17%

TD Ameritrade, Inc.*[1]	21.03%

National Financial Services LLC*[1]	15.15%

The RBB Fund Inc. Free Market Fixed Income Fund	7.53%
5955 Deerfield Blvd
Mason, OH 45040

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

DFA Global Allocation 60/40 Portfolio	51.54%
C/O Dimensional Fund Advisors LP 6300 Bee Cave Road, Building 1
Austin, TX 78746

Charles Schwab & Company, Inc.* [1]	20.07%

TD Ameritrade, Inc.*[1]	12.81%

44

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	35.32%

TD Ameritrade, Inc.*[1]	26.65%

National Financial Services LLC*[1]	15.36%

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.*[1]	37.90%

National Financial Services LLC*[1]	13..13%

TD Ameritrade, Inc.*[1]	11.18%

DFA Global Allocation 60/40 Portfolio[1]	9.76%

DFA SHORT-TERM GOVERNMENT PORTFOLIO

Charles Schwab & Company, Inc.*[1]	36.25%

TD Ameritrade, Inc.*[1]	21.06%

National Financial Services LLC*[1]	16.34%

TD Ameritrade Trust Company*	5.67%
P.O. Box 17748
Denver, CO 80217

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

TD Ameritrade, Inc.*[1]	43.38%

Charles Schwab & Company, Inc.*[1]	26.04%

National Financial Services LLC*[1]	8.12%

DFA Diversified Fixed Income Portfolio	6.67%
C/O Dimensional Fund Advisors LP 6300 Bee Cave Road, Building 1
Austin, TX 78746

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

Charles Schwab & Company, Inc.* [1]	30.32%

TD Ameritrade, Inc.* [1]	27.10%

National Financial Services LLC*[1]	12.464%

DFA Global Allocation 60/40 Portfolio[1]	6.94%

45

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

Charles Schwab & Company, Inc.* [1]	27.72%

National Financial Services LLC*[1]	15.73%

TD Ameritrade, Inc.* [1]	15.48%

DFA Global Allocation 60/40 Portfolio[1]	10.51%

LVIP Dimensional US Equity Fund	7.18%
1300 South Clinton Street
Fort Wayne, IN 46802

LPL Financial *[1]	5.55%

DFA TARGETED CREDIT PORTFOLIO

TD Ameritrade, Inc.*[1]	44.51%

Charles Schwab & Company, Inc. *[1]	33.61%

National Financial Services LLC* [1]	5.78%

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc. *[1]	81.87%

TD Ameritrade, Inc.*[1]	18.13%

DFA INVESTMENT GRADE PORTFOLIO

Charles Schwab & Company, Inc.* [1]	33.05%

TD Ameritrade, Inc.*[1]	24.16%

National Financial Services LLC*[1]	19.63%

LPL Financial *[1]	9.87%

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

Charles Schwab & Company, Inc.* [1]	58.55%

National Financial Services LLC*[1]	26.70%

TD Ameritrade, Inc.* [1]	14.25%

DFA LTIP PORTFOLIO

Dimensional 2025 Target Date Retirement Income Fund	25.50%
C/O Dimensional Fund Advisors LP
6300 Bee Cave Road, Building 1
Austin, TX 78746

Dimensional 2030 Target Date Retirement Income Fund	22.08%
C/O Dimensional Fund Advisors LP

46

6300 Bee Cave Road, Building 1
Austin, TX 78746

Dimensional 2020 Target Date Retirement Income Fund	16.54%
C/O Dimensional Fund Advisors LP
6300 Bee Cave Road, Building 1
Austin, TX 78746

TIAA-CREF Trust Company Custodian FBO
Retirement Plans for which TIAA Acts as Record Keeper*	12.51%
211 North Broadway Street, Suite 1000
St. Louis, MO 63102

Dimensional 2035 Target Date Retirement Income Fund	6.20%
C/O Dimensional Fund Advisors LP
6300 Bee Cave Road, Building 1
Austin, TX 78746

National Financial Services LLC*[1]5.38%

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

Charles Schwab & Company, Inc.* [1]	12.51%

National Financial Services LLC*[1]	14.14%

TD Ameritrade, Inc.*[1]	10.46%

SEI Private Trust Co.	7.55%
1 Freedom Valley Drive
Oaks, PA 19456-9989

DFA SHORT-DURATION REAL RETURN PORTFOLIO

Charles Schwab & Company, Inc.* [1]	49.93%

TD Ameritrade, Inc.*[1]	26.45%

National Financial Services LLC*[1]	6.62%

DFA MUNICIPAL REAL RETURN PORTFOLIO

Charles Schwab & Company, Inc.* [1]	4383%

National Financial Services LLC*[1]	38.59%

TD Ameritrade, Inc.*[1]	10.64%

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

Charles Schwab & Company, Inc.* [1]	75.72%

Pershing LLC*[1]	14.52%

TD Ameritrade, Inc.*[1]	7.15%

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DFA MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	53.22%

National Financial Services LLC	17.62%

TD Ameritrade, Inc.*[1]	17.56%

Pershing LLC*[1]	6.48%

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	33.18%

National Financial Services LLC*[1]	30.40%

TD Ameritrade, Inc.*[1]	20.46%

Pershing LLC*[1]	5.67%

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	35.22%

National Financial Services LLC*[1]	26.42%

TD Ameritrade, Inc.*[1]	17.45%

LPL Financial*[1]	5.46%

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	58.47%

National Financial Services LLC*[1]	19.96%

TD Ameritrade, Inc.* [1]	15.08%

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	57.01%

TD Ameritrade, Inc.* [1]	17.79%

National Financial Services LLC*[1]	15.07%

Pershing LLC*[1]	5.64%

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DFA MN MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	97.31%

DFA NY MUNICIPAL BOND PORTFOLIO

Charles Schwab & Company, Inc.* [1]	53.21%

National Financial Services LLC*[1]	26.33%

TD Ameritrade, Inc.*[1]	12.50%

*	Owner of record only (omnibus).

[1]	See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds generally will be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may, subject to a Fund’s sole discretion, transfer shares of any Portfolio to another person by making a written request to the Portfolio’s transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

Each Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolios to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or

49

1% of a Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

For investors in the Municipal Bond Portfolios, the following discussion should be read in conjunction with the discussion below under the subheading, “Additional Tax Information With Respect To Municipal Bond Portfolios.”

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•

Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement — the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance.    Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio.

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Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

•

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

•

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various

52

countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.    See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income. Because the income of the Portfolio is derived primarily from interest on debt securities, none or only a small amount of the Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolio on debt securities will continue to be taxed at the higher ordinary income tax rate.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 7050% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction

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for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after Dec. 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because the income of the Portfolio is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). For example, the amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions — Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) – Shares acquired first are sold first.
•	LIFO (Last In, First Out) – Shares acquired last are sold first.
•	HIFO (Highest Cost, First Out) – Shares with the highest cost basis are sold first.
•	LOFO (Lowest Cost, First Out) – Shares with the lowest cost basis are sold first.
•	LGUT (Loss/Gain Utilization) – A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.
•	Specific Lot Identification – Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first

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depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent

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a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive

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income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a portfolio with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character.    A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Pre-refunded municipal securities. A portfolio may invest in pre-refunded municipal securities. For purposes of the Asset Diversification Test, a portfolio’s investment in pre-refunded municipal securities backed by U.S. Treasury and Agency Securities will be considered an investment in the respective U.S. Treasury and Agency Securities that were deposited in the escrow account for the securities.    The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after Dec. 31, 2017.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

provide your correct social security or taxpayer identification number,

certify that this number is correct,

certify that you are not subject to backup withholding, and

certify that you are a U.S. person (including a U.S. resident alien).

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The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Exempt-interest dividends. Exempt-interest dividends reported by the Portfolio to shareholders as paid from interest earned on municipal securities are not subject to U.S. withholding tax.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income

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resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

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Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

Additional Tax Information With Respect To Municipal Bond Portfolios

Exempt-interest dividends. By meeting certain requirements of the Code, each of the Municipal Bond Portfolios qualifies to pay exempt-interest dividends to its shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading, “Alternative minimum tax.”

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Shareholders in a qualified fund of funds that receive exempt-interest dividends should consult their own tax advisors as to whether such dividends are exempt from personal income tax in their state of residence. In addition, most states do not grant tax-free treatment to interest on state and municipal securities of other states.

Taxable income dividends. The Municipal Bond Portfolios may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Redemption at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares. However, this rule will not apply to any loss incurred on a redemption or exchange of shares of a portfolio that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

Information On The Amount and Tax Character of Distributions. The Municipal Bond Portfolios will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Portfolio shares for a full year, a Portfolio may report and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxed to you as if made in December.

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Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax. If you are a person defined in the Code as a “substantial user” (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of either Municipal Bond Portfolio. The Municipal Bond Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Interest on debt you incur to buy or hold shares of the Municipal Bond Portfolios may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Portfolio even though not directly traceable to the purchase of such shares. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Portfolio distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued. In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

PROXY VOTING POLICIES

The Boards of Directors of the Funds have delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy

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on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the applicable Fund.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Funds have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios; and provides reports concerning the proxies voted (the “Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DFAIDG and DIG have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information . Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer or a delegate of the same, respectively (collectively, the “Designated Persons”) , together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of January 31, 2018, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency

American Medical Association	Monitoring investor exposure and investment strategy	Monthly

BAM Advisor Services	Monitoring investor exposure and investment strategy	Monthly

Cambridge Associates Limited	Monitoring investor exposure and investment strategy	Monthly

Citibank, N.A.	Fund Custodian	Daily

Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily

Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly

Pavilion Advisory Group	Monitoring investor exposure and investment strategy	Quarterly

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request

State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily

State Street Global Advisors	Monitoring investor exposure and investment strategy	Montly

Wilshire Associates, Inc.	Monitoring investor exposure and investment strategy	Monthly

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In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Funds, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolios or their Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolios that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a

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recipient in making an investment decision concerning a Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of a Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of a Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of a Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on a Portfolio’s website.

SECURITIES LENDING

The Boards of the following Portfolios (collectively, the “Securities Lending Portfolios”) have approved their participation in a securities lending program. Under the securities lending program, State Street Bank and Trust Company serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian. Under a separate securities lending program, Citibank, N.A. serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian.

For the fiscal year ended October 31, 2017, the income earned by the following Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and State Street Bank and Trust Company or Citibank, N.A. (each, a “Securities Lending Agent”), were as follows:

		Fees and/or compensation for securities lending activities and related services:
Portfolio	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities

DFA One-Year Fixed Income Portfolio	$1,133,438	$24,437	$48,968	—	—	$840,208	—	$913,612	$219,826

DFA Two-Year Fixed Income Portfolio	$5,303	$139	$380	—	—	$3,531	—	$3,670	$1,253

DFA Two-Year Global Fixed Income Portfolio	$642,146	$12,472	$33,456	—	—	$449,417	—	$461,889	$146,801

DFA Selectively Hedged Global Fixed Income Portfolio	$419,231	$4,672	$13,517	—	—	$343,622	—	$348,295	$57,419

DFA Five-Year Global Fixed Income Portfolio	$988,699	$33,860	$48,912	—	—	$507,624	—	$541,484	$398,303

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DFA Short-Term Extended Quality Portfolio	$611,990	$21,519	$36,107	—	—	$303,173	—	$324,692	$251,191

DFA Intermediat e-Term Extended Quality Portfolio	$768,984	$26,305	$34,530	—	—	$398,810	—	$425,114	$309,340

DFA Targeted Credit Portfolio	$117,488	$6,096	$5,276	—	—	$35,979	—	$42,075	$70,137

DFA Investment Grade Portfolio	$6,442,422	$120,383	$247,637	—	—	$4,675,597	—	$4,795,980	$1,398,806

DFA Short Duration Real Return Portfolio	$480,201	$20,929	$25,787	—	—	$190,074	—	$211,003	$243,412
For the fiscal year ended October 31, 2017, each Securities Lending Agent provided the following services for their respective Securities Lending Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2017, as set forth in the Funds’ annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

A-1

Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

A-2

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

A-3

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

A-4

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

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3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

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Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

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litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

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Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

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¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

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•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

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•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

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Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

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related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

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•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

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•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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INSTITUTIONAL CLASS SHARES

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers twelve series of shares. DIG is referred to as the “Fund” in this Statement of Additional Information (“SAI”). This SAI relates to three series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

Global Equity Portfolio Ticker: DGEIX	Global Allocation 25/75 Portfolio Ticker: DGTSX

Global Allocation 60/40 Portfolio Ticker: DGSIX

This SAI is not a Prospectus but should be read in conjunction with the Portfolios’ Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual reports to shareholders. The Prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

i

PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios described in this SAI is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end management investment company managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”). The portfolios of DFAIDG in which the Portfolios invest may be referred to as the “Underlying Funds” and include U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio.

This SAI describes the Institutional Class shares of the Portfolios. Each Portfolio also offers one additional class of shares: Class R2 shares. Dimensional serves as investment advisor to the Portfolios and the Underlying Funds. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to the Portfolios and all of the Underlying Funds.

Each of the Portfolios and the Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of certain Underlying Funds is based on the relative market capitalizations of eligible holdings, it is possible that those Underlying Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio, the Underlying Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

The Global Equity Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. Additionally, if the Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s specific 80% policy, see the Portfolio’s “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES – Global Equity Portfolio” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Underlying Funds with respect to brokerage commissions. The Portfolios do not incur any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers that effect transactions for the Underlying Funds to determine the effect that the brokers’ trading has on the market prices of the securities in which the Underlying Funds invest. The Advisor also checks the rate of commission, if any, being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Underlying Funds that they sub-advise.

1

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Directors of the Fund and DFAIDG, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Underlying Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The investment management agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Underlying Funds.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

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(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act; or

(8)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

The investment limitations set forth above only relate to the Portfolios. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (5) and (8) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Underlying Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests.

Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. The Portfolios do not intend to lend shares of Underlying Funds. Investment limitation (2) above also does not, among other things, prevent a Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of a Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DIG and the Advisor will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (7) above, the Portfolios will not issue senior securities, except that each Portfolio may borrow money as described above. Each Portfolio may also borrow money for temporary purposes, but not in excess of 5% of such Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent a Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

For purposes of the investment limitation described in (8) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management will consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

The investment limitations described above do not prohibit the Portfolios from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolios’ investment strategies. Further, except with respect to the Portfolios’ limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.

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FUTURES CONTRACTS

Each Portfolio and Underlying Fund may purchase or sell futures contracts and options on futures contracts for securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolios and Underlying Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA World ex U.S. Government Fixed Income Portfolio also may purchase or sell futures contracts and options on futures contracts to hedge their currency exposure. The DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, and DFA Intermediate-Term Extended Quality Portfolio also may purchase or sell futures contracts and options on futures contracts to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio and Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio or Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio and Underlying Fund expects to earn income on its margin deposits. Each Portfolio and Underlying Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio or Underlying Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio or Underlying Fund, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio or Underlying Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio or Underlying Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio or Underlying Fund may use by entering into futures transactions.

SWAPS

The DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio also may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and

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cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

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The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN CURRENCY TRANSACTIONS

The International Equity Underlying Funds may acquire and sell foreign currency forward contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The Underlying Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

With respect to an International Equity Underlying Fund, the Underlying Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, an International Equity Underlying Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. Such Underlying Funds may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio typically hedge their foreign currency exposure. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on a Portfolio or Underlying Fund, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of a Portfolio’s or Underlying Fund’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

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CASH MANAGEMENT PRACTICES

The Portfolios and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Core Equity Portfolio, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the Underlying Funds may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios and Underlying Funds may invest cash in the following permissible investments:

Portfolios and Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**

U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds.***	20%

DFA Real Estate Securities Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds.***	20%

International Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds.***	20%

Emerging Markets Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds.***	20%

DFA Two-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Five-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Short-Term Extended Quality Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

DFA Intermediate-Term Extended Quality Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds.***	N.A.

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Portfolios and Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**

DFA World ex U.S. Government Fixed Income Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; U.S. government obligations; U.S. government agency obligations debt; freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds***; index futures contracts, and options thereon.	20%

Global Equity Portfolio Global Allocation 60/40 Portfolio Global Allocation 25/75 Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; U.S. government securities, repurchase agreements and short-term paper; affiliated and unaffiliated registered and unregistered money market funds.***	5%

*

With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations, but the Portfolios and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Underlying Fund may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, each Underlying Fund may purchase or sell eligible securities for delayed

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delivery or on a forward commitment basis where the Underlying Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. Each Underlying Fund may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time an Underlying Fund enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price an Underlying Fund committed to pay or receive for the security. An Underlying Fund will lose money if the value of a purchased security falls below the purchase price and an Underlying Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, an Underlying Fund will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

EXCHANGE TRADED FUNDS

The following Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity:

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

DFA Real Estate Securities Portfolio

International Core Equity Portfolio

Emerging Markets Core Equity Portfolio

An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Underlying Funds with the expectation that they will be held for longer than one year. The Two-Year Global Fixed Income Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Five-Year Global Fixed Income Portfolio and the DFA Short-Term Extended Quality Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of the Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and

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chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies and the selection and nomination of candidates to the Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each Portfolio, and (iv) considers issues relating to investment services for each Portfolio of the Fund. There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as

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derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	127 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	127 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (May 2014-May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1992	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, DIG and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002-July 2017), DFA Australia Limited (1994- July 2017), Dimensional Advisors Ltd. (2012-July 2017), Dimensional Funds plc (2006-July 2017) and Dimensional Funds II plc (2006-July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012-April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007- 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	127 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DIG; DFAIDG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001-$100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Director:
David G. Booth	Global Equity Portfolio – Over $100,000 Global Allocation 60/40 Portfolio – Over $100,000 Global Allocation 25/75 Portfolio – Over $100,000	Over $100,000

** As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$ 21,301	N/A	N/A	$ 300,000
Douglas W. Diamond Director	$ 11,229	N/A	N/A	$ 159,500
Roger G. Ibbotson Director	$ 24,823	N/A	N/A	$ 350,000
Edward P. Lazear Director	$ 23,402	N/A	N/A	$ 330,000
Myron S. Scholes Lead Independent Director	$ 28,405	N/A	N/A	$ 400,000
Abbie J. Smith Director	$ 21,301	N/A	N/A	$ 300,000
Christopher S. Crossan Chief Compliance Officer	$ 30,741	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2017 is as follows: $ 350,000 (Mr. Ibbotson). $ 330,000 (Mr. Lazear) and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards

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of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of all the DFA entities (since 2017); Director of Dimensional Holdings Inc. (since February 2017), Dimensional Fund Advisors Canada ULC (since March 2017), Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd. (since July 2017), DFA Australia Limited (since July 2017) and Dimensional Fund Advisors Ltd. (since August 2017); Director and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 2017). Formerly, Vice President (October 2007 to February 2017), of all the DFA Entities. Formerly, Head of Global Financial Advisor Services (October 2007 to December 2017) for Dimensional Fund Advisors LP.
Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd. President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited. Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017). Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.
(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017	Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017). Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC. Executive Vice President (since February 2017) of DFA Securities LLC. Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016). Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015	Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities. Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited. Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller (August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).
Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Joy L. Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President of all the DFA Entities (since 2015). Assistant Treasurer of DFAIDG, DIG, DFAITC and DEM (since December 2017). Formerly, Senior Tax Manager (February 2013 – January 2015) for Dimensional Fund Advisors LP.
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	Since 2017	President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd. (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since 2017	Co-Chief Executive Officer and Chief Investment Officer of DFAIDG, DFAITC, DIG and DEM (since September 2017) and Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Dimensional Fund Advisors Canada ULC (since September 2017); Chief Investment Officer and Director of DFA Australia Limited (since September 2017 and October 2017, respectively); Director, Co-Chief Executive Officer and Chief Investment Officer of Dimensional Cayman Commodity Fund I Ltd. (since September 2017); Director of Dimensional Funds plc and Dimensional Fund II plc (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice President (March 2017 – September 2017), Co-Chief Investment Officer (June 2014 – September 2017) and Vice President (January 2007 – March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive Vice President (February 2017 – September 2017), Co-Chief Investment Officer (June 2014 – September 2017) and Vice President (January 2007 – February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC; Vice President and Co-Chief Investment Officer (April 2014 – September 2017) of Dimensional Fund Advisors Canada ULC; Co-Chief Investment Officer of DFA Australia Limited (April 2014 – September 2017); Co-Chief Investment Officer of DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April 2014 – September 2017).

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

As of January 31, 2018, the Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI.

SERVICES TO THE FUND

Administrative Services

The Fund previously had administration agreements with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor performed various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Underlying Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. Effective July 21, 2015, the administration agreement and the investment advisory agreement for each Portfolio were combined into an Investment Management Agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. Prior to the Investment Management Agreement, the Portfolios paid the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below for its administrative services:

Portfolio	Administration Fee
Global Equity Portfolio*	0.30% (a)
Global Allocation 60/40 Portfolio*	0.25% (a)
Global Allocation 25/75 Portfolio*	0.20% (a)

*	Effective rate of administrative fee prior to July 21, 2015.

(a) Prior to July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement for the Global Equity Portfolio, 60/40 Portfolio and the 25/75 Portfolio, in order to limit the total administration and management fees received by the Advisor, the Advisor agreed to waive the administration fee each Portfolio paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Portfolio and management fees paid by each Portfolio’s Underlying Funds to the Advisor to 0.27% of the average net assets of a class of the Global Equity Portfolio, to 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio, and to 0.22% of the average

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net assets of a class of the Global Allocation 25/75 Portfolio. The maximum amount waived under this waiver was the full amount of a Portfolio’s administration fee to the Advisor. At any time that the rate of the fees and annualized expenses of a class of a Portfolio were less than the rates listed above for a class of the Portfolio on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the annualized expense ratio of such class of shares of the Portfolio to exceed the annualized expense ratio listed above. The Portfolios were not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Each class of each Portfolio paid its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2015, the Portfolios paid administrative fees to the Advisor as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

Portfolio	FISCAL YEAR ENDED 2017* (000)	FISCAL YEAR ENDED 2016* (000)	FISCAL YEAR ENDED 2015 (000)
Global Equity Portfolio	N/A	N/A	$8,975(1)
Global Allocation 60/40 Portfolio	N/A	N/A	$5,078(2)
Global Allocation 25/75 Portfolio	N/A	N/A	$1,013(3)

* For the fiscal years ended October 31, 2016 and October 31, 2017, the Portfolios did not pay administrative fees to the Advisor.

(1)	$ 302 after waiver
(2)	$ 452 after waiver
(3)	$ 163 after waiver

Administrative Services

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolios and Underlying Funds. The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to an Underlying Fund under the fee schedule are allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolios also pay separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodian

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolios. The custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

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Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to each of the Portfolios and Underlying Funds. Pursuant to an Investment Management Agreement with the Fund on behalf of each Portfolio and Underlying Fund, the Advisor is responsible for the management of their respective assets.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolios or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. Prior to July 21, 2015, the Advisor was paid no fee for the services it provided as investment advisor to each Portfolio. As shareholders of the Underlying Funds, the Portfolios pay their proportionate shares of the management fees paid to the Advisor by the Underlying Funds.

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For the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the Portfolios paid investment advisory fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

	FISCAL YEAR ENDED 2017 (000)		FISCAL YEAR ENDED 2016 (000)		FISCAL YEAR ENDED 2015 (000)
Global Equity Portfolio	$17,017	(1)	$13,463	(4)	$3,614	(7)
Global Allocation 60/40 Portfolio	$8,783	(2)	$7,472	(5)	$2,056	(8)
Global Allocation 25/75 Portfolio	$1,587	(3)	$1,427	(6)	$399	(9)

(1)     $    1,808 after waiver

(2)     $    1,338 after waiver

(3)     $    315 after waiver

(4)     $    857 after waiver

(5)     $    788 after waiver

(6)     $    239 after waiver

(7)     $    193 after waiver

(8)     $    220 after waiver

(9)     $    68 after waiver

Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”) for the Global Equity Portfolio, Global Allocation 60/40 Portfolio and the Global Allocation 25/75 Portfolio, the Advisor has agreed to waive certain fees of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Portfolio pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Portfolio and management fees paid by each Portfolio’s Underlying Funds to the Advisor, on an annualized basis, except for the fees paid indirectly through each Portfolio’s investment of securities lending cash collateral (the “Annualized Expense Ratio”), to 0.27% of the average net assets of a class of the Global Equity Portfolio, to 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and to 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio (the “Annualized Expense Limit”). The maximum amount waived under this waiver is the full amount of a Portfolio’s management fee to the Advisor.

At any time that the Annualized Expense Ratio of a class of a Portfolio is less than the Annualized Expense Limit listed above for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Portfolio to exceed the Annualized Expense Limit listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. Joseph H. Chi, Jed S. Fogdall, Joseph F. Kolerich, Mary T. Phillips, David A. Plecha and Allen Pu coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios.

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Investments in Each Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Global Equity Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	$100,001 - $500,000 $100,001 - $500,000 $50,001-$100,000 None None $1 - $10,000
Global Allocation 60/40 Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	None Over $1,000,000 None None None $1 - $10,000
Global Allocation 25/75 Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	$1 - $10,000 None None None None $1 - $10,000

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers are given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017
Joseph H. Chi

•   136 U.S. registered mutual funds with $381,607 million in total assets under management.

•   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Jed S. Fogdall

•   136 U.S. registered mutual funds with $381,607 million in total assets under management.

•   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Joseph F. Kolerich

•   64 U.S. registered mutual funds with $107,441 million in total assets under management.

•   10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•   12 other accounts with $3,406 million in total assets under management.

Mary T. Phillips	• 69 U.S. registered mutual funds with $195,667 million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.
David A. Plecha

•   64 U.S. registered mutual funds with $107,441 million in total assets under management.

•   10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•   12 other accounts with $3,406 million in total assets under management.

Allen Pu

•   48 U.S. registered mutual funds with $91,489 million in total assets under management.

•   6 unregistered pooled investment vehicles with $4,308 million in total assets under management.

•   24 other accounts with $4,397 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any

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portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•

Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.

CODE OF ETHICS

The Fund, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Underlying Funds and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as

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required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

GLOBAL EQUITY PORTFOLIO

Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	37.56%

TD Ameritrade, Inc.* PO Box 2226 Omaha, NE 68103	22.37%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	15.83%

GLOBAL ALLOCATION 60/40 PORTFOLIO

Charles Schwab & Company Inc.* [1]	29.46%

National Financial Services LLC* [1]	26.13%

TD Ameritrade, Inc.* [1]	20.21%

LPL Financial* 4707 Executive Drive San Diego, CA 92121	7.57%

GLOBAL ALLOCATION 25/75 PORTFOLIO

National Financial Services LLC* [1]	34.20%

Charles Schwab & Company, Inc.* [1]	25.85%

TD Ameritrade, Inc.* [1]	18.68%

LPL Financial* [1]	11.95%

*	Owner of record only (omnibus).

[1]	See address for shareholder previously noted above in list.

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PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may, subject to the Fund’s sole discretion, transfer shares of any Portfolio to another person by making a written request to the Portfolio’s transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows a Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of a Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

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This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how an Underlying Fund in which a Portfolio invests is organized for federal income tax purposes. The Portfolios invest in Underlying Funds organized as either partnerships or corporations for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of a Portfolio.

Unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Portfolio invested in an Underlying Fund classified as a partnership, its pro rata share of its Underlying Fund’s income and assets and in the case of a Portfolio invested in an Underlying Fund classified as a corporation, its pro rata share of the dividends and distributions paid by such Underlying Fund.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”)under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•	Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).
•	Income Requirement — the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income

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Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been

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incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

●

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

●

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund of funds corporate structures. In the case of a Portfolio that invests in Underlying Funds classified as corporations, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds, and changes in asset allocations by the Portfolio may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains. A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing by the Portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see “Taxation of Portfolio Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. Government obligations is unlikely to be exempt from state and local income tax (see “Taxation of Portfolio Distributions – U.S. Government securities” below”). However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see “Taxation of Portfolio Distributions – Qualified dividend income for individuals” and “ – Dividends-received deduction for corporations” below).    A qualified fund of funds, i.e. a Portfolio at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion

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of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions—Pass-through of foreign tax credits” below.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. In the case of a Portfolio that invests in an Underlying Fund classified as a partnership, the Portfolio’s income generally consists of its share of dividends and interest earned by the Underlying Fund. A Portfolio investing in an Underlying Fund classified as a corporation receives income generally in the form of dividends. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. A Portfolio investing in an Underlying Fund classified as a corporation may also derive capital gains through its redemption of shares of an Underlying Fund classified as a corporation (see “Taxation of the Portfolio — Fund of funds corporate structures” above).    Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United

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States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after Dec. 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio (or if the Portfolio is a qualified fund of funds as described above under the heading “Taxation of the Portfolio —Fund of funds corporate structures”, an Underlying Fund or, in the case of a Portfolio that invests in Underlying Funds classified as partnerships, more than 50% in value of the total assets of the Portfolio attributable from the Underlying Funds) are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Underlying Fund). If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). For example, the amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio (or Underlying Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio (or Underlying Fund). Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio (or an Underlying Fund classified as a partnership) invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio or the Underlying Fund. To the extent an Underlying Fund organized as a corporation invests in U.S. Government obligations, dividends derived from interest on these obligations and paid to the corresponding Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association

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(“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

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•	FIFO (First In, First Out) — Shares acquired first are sold first.
•	LIFO (Last In, First Out) — Shares acquired last are sold first.
•	HIFO (Highest Cost, First Out) — Shares with the highest cost basis are sold first.
•	LOFO (Lowest Cost, First Out) — Shares with the lowest cost basis are sold first.
•	LGUT (Loss/Gain Utilization) — A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.
•	Specific Lot Identification — Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Conversion of shares into shares of the same Portfolio.    The conversion of shares of one class into another class of the same Portfolio is not taxable for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares of the same Portfolio.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

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In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio (or an Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a portfolio in a non-U.S. REIT may subject the portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “ PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

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Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes,

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payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

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Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

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•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the applicable corporate rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of the Fund and DFAIDG have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Underlying Funds including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolios and Underlying Funds, and which seeks to maximize the value of the Portfolios’ and Underlying Funds’ investments. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Underlying Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios and Underlying Funds and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund or DFAIDG, as applicable.

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The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Underlying Fund.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Underlying Fund’s investment and that it is in the Portfolio’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Underlying Fund associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor, the Fund and DFAIDG have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios and Underlying Funds; and provides reports concerning the proxies voted (the “Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the Portfolios and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of the Fund and DFAIDG have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Underlying Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the “Designated Persons”), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or an Underlying Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of January 31, 2018, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Towers Watson	Monitoring investor exposure and investment strategy	Quarterly
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, DFAIDG, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and Underlying Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the

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interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio, Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Funds, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolios or their Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolios that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of a Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of a Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of a Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on a Portfolio’s website.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2017, as set forth in the Fund’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

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•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

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Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

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•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

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3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

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Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

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litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

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Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

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¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

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•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

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•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

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Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

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related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

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•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

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•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

Dimensional Investment Group Inc. (“DIG” or the “Fund”) is an open-end management investment company that offers twelve series of shares. This Statement of Additional Information (“SAI”) relates to one series of the Fund (the “Portfolio”):

U.S. Large Cap Value Portfolio II

Ticker: DFCVX

This SAI is not a prospectus but should be read in conjunction with the Portfolio’s Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The Prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Cap Value Series (the “U.S. Series” or, the “Master Fund”) of the Trust and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Portfolio and Master Fund. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of the 80% policy, the value of the derivatives in which the Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating the Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating the Portfolio’s net asset value. Additionally, if the Portfolio changes its 80% investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Fund during the fiscal years ended October 31, 2017, October 31, 2016, and October 31, 2015.

	Fiscal Year Ended 2017	Fiscal Year Ended 2016	Fiscal Year Ended 2015
U.S. Series	$1,392,825	$1,496,090	$1,728,895

The substantial increases or decreases in the amount of brokerage commissions paid by the U.S. Series from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that the brokers’ trading has on the market prices of the securities in which the Master Fund invests. The Advisor also checks the rates of commissions, if any, being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

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Subject to the duty to seek to obtain best price and execution, transactions of the Master Fund may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

During the fiscal year ended October 31, 2017, the Master Fund did not pay commissions for securities transactions to brokers for providing market price monitoring services, market studies, brokerage service or research services to the Portfolio.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of the Master Fund in which the Portfolio invests, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended October 31, 2017, as well as the value of such securities held by the Master Fund as of October 31, 2017.

	Broker or Dealer	Value of Securities
U.S. Series	Jefferies	$6,245,431

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing

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or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Fund. In applying the investment limitations, the Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements or acquiring debt or loan instruments in the future. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to the investment limitation described in (9) above, the Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. The Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent the Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933, as amended, the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers

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making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The investment limitations described above do not prohibit the Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Except with respect to the Portfolio’s and Master Fund’s limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

The Portfolio and Master Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Master Fund. The Portfolio and Master Fund, however, do not intend to sell futures contracts to establish short positions in individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio or Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Portfolio or Master Fund expects to earn income on its margin deposits. The Portfolio or Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio or Master Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio or Master Fund after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio or Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Portfolio or Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that the Portfolio or Master Fund may use by entering into futures transactions.

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EXCHANGE TRADED FUNDS

The Master Fund may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolio invests are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the underlying ETF’s fees and expenses.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on the Portfolio or Master Fund, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolio’s or Master Fund’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

The Master Fund engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in fixed income securities, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds. The 20% guideline is not an absolute limitation but the Master Fund does not expect to exceed this guideline under normal circumstances. With respect to fixed income instruments, except in connection with corporate actions, the Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate

5

approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

The Master Fund may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, the Master Fund may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Master Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. The Master Fund may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time the Master Fund enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price the Master Fund committed to pay or receive for the security. The Master Fund will lose money if the value of a purchased security falls below the purchase price and the Master Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, the Master Fund will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of

6

Directors of the Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies and the selection and nomination of candidates to the Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

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Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by

8

shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 – 2016).	127 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305-5015 1948	Director	Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	127 portfolios in 4 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (May 2014-May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1992	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), DIG and the Trust. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and the Trust, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	127 portfolios in 4 investment companies	None
[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; the Trust; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001-$100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Director:
David G. Booth	None	Over $100,000

** As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$21,301	N/A	N/A	$300,000
Douglas W. Diamond Director	$11,229	N/A	N/A	$159,500
Roger G. Ibbotson Director	$24,823	N/A	N/A	$350,000
Edward P. Lazear Director	$23,402	N/A	N/A	$330,000
Myron S. Scholes Lead Independent Director	$28,405	N/A	N/A	$400,000
Abbie J. Smith Director	$21,301	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$30,741	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan

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during the fiscal year ended October 31, 2017 is as follows: $350,000 (Mr. Ibbotson), $330,000 (Mr. Lazear) and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer (since 2017) of

•  all the DFA entities

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President (since 2017) of

•  all the DFA entities

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Head of Global Institutional Services (since 2014) for

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors LP

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) for

•  Dimensional Fund Advisors LP

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Global Chief Compliance Officer (since 2004) of

•  all the DFA Entities

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of

•  Dimensional Fund Advisors Canada ULC

Chief Compliance Officer of

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for

•  Dimensional SmartNest (US) LLC

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017

Executive Vice President and Chief Operating Officer (since 2017) of

•  the DFA Fund Complex

Executive Vice President (since 2017), Senior Advisor and Chief Operating Officer (since 2016) of

•  Dimensional Funds Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Executive Vice President (since 2017) of

•  DFA Securities LLC

Director of

•  Dimensional Advisors Ltd. (since 2017)

•  Dimensional Hong Kong Limited (since 2017)

•  DFA Australia Limited (since 2016)

Formerly, Consultant (2013 – 2017) for

•  MSG Consulting

Formerly, Chairman and Chief Executive Officer (2003 – 2013) of

•  Sabre Holdings

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016

Vice President, Chief Financial Officer, and Treasurer (since 2016) of

•  all the DFA Entities

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  Dimensional Hong Kong Limited

•  Dimensional Cayman Commodity Fund I Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  DFA Australia Limited

Director (since 2016) for

•  Dimensional Funds plc

•  Dimensional Funds II plc

Formerly, interim Chief Financial Officer and interim Treasurer (2016) of

•  all the DFA Entities

•  Dimensional Fund Advisors LP

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

•  Dimensional Cayman Commodity Fund I Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Controller (2015 – 2016) of

•  all the DFA Entities

•  Dimensional Fund Advisors LP

Formerly, Vice President (2008 – 2015) of

•  T. Rowe Price Group, Inc.

Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of

•  the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of • all the DFA Entities Vice President and Assistant Secretary (since 2010) of • Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of the • DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of • all the DFA Entities • Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President (since 2017) of

•  the DFA Fund Complex

General Counsel (since 2001) of

•  All the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

15

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Hong Kong Limited (since 2012)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of • the DFA Fund Complex (since 2013) • Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  all the DFA Entities

•  Dimensional Fund Advisors Canada ULC

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Fund Advisors Pte. Ltd. (since 2017)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

16

As of January 31, 2018, Directors and officers as a group owned less than 1% of the outstanding stock of the Portfolio described in this SAI.

SERVICES TO THE FUND

Administrative Services

The Fund previously had entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor performed various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provided the Fund with office space and personnel. Effective July 21, 2015, the administrative agreement and investment advisory agreement for the Portfolio were combined into an Investment Management Agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. Prior to the Investment Management Agreement, the annual fee paid monthly by the Portfolio to the Advisor for administrative services was 0.01% of the Portfolio’s average daily net assets. For the fiscal year ended October 31, 2015, the Advisor was paid administrative fees of $12,000 by the Portfolio. The Portfolio did not pay administrative fees to the Advisor for the fiscal years ended October 31, 2016 and October 31, 2017.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the Master Fund pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolio also pays separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

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Custodians

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Master Fund and the Portfolio.

The custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolio and the Master Fund. Pursuant to an Investment Management Agreement with the Portfolio and the Master Fund, the Advisor is responsible for the management of their respective assets. Additionally, pursuant to an Investment Management Agreement with the Portfolio, the Advisor manages the portion of the Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw the Portfolio’s investment from the Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolio or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or

18

their customers. Dimensional personnel may or may not be present at such event. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to the Portfolio (and the Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (and the Master Fund). Prior to July 21, 2015, the Advisor was paid no fee for the services it provided as investment advisor to the Portfolio. For the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the Portfolio (effective July 21, 2015) and the Master Fund paid advisory/management fees as set forth in the following table(the dollar amount is shown prior to any fee waivers by the Advisor).

	Fiscal Year Ended 2017 (000)	Fiscal Year Ended 2016 (000)	Fiscal Year Ended 2015 (000)
U.S. Large Cap Value Portfolio II(a)*	$24,899[1]	$19,567[2]	$18,851[3]

[1]	$24,729 after waiver
[2]	$19,417 after waiver
[3]	$18,807 after waiver
*

The Portfolio’s Master Fund has more than one feeder portfolio and/or direct investor; the dollar amount provided for the Master Fund represents the total dollar amount of advisory/management fees paid by the Master Fund to the Advisor. Effective as of July 21, 2015, the fees set forth in the table above include the fees paid to the Advisor by both the Portfolio and its Master Fund for investment management services.

(a)

Effective July 21, 2015, pursuant to a Fee Waiver Agreement for the Portfolio, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund to 0.11% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund and Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund and Portfolio based on the parameters established by the Investment Committee. The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio and Master Fund.

U.S. Series and U.S. Large Cap Value Portfolio II    Joseph H. Chi, Jed S. Fogdall and Lukas J. Smart

Other Managed Accounts

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In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio managers have the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017
Joseph H. Chi

•   136 U.S. registered mutual funds with $381,607 million in total assets under management.

•   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Jed S. Fogdall

•   136 U.S. registered mutual funds with $381,607 million in total assets under management.

•   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Lukas J. Smart

•   36 U.S. registered mutual funds with $118,278 million in total assets under management.

•   5 unregistered pooled investment vehicle with $281 million in total assets under management.

•   5 other accounts with $8,233 million in total assets under management, of which 1 account with $47 million in assets may be subject to a performance fee.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other

20

considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invest), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in the Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolio contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

21

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
U.S. Large Cap Value Portfolio II	Joseph H. Chi Jed S. Fogdall Lukas J. Smart[1]	None None None
[1]

Lukas J. Smart does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001 - $150,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The Trust was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by the Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

22

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

U.S. LARGE CAP VALUE PORTFOLIO II

Mac & Co Custodian FBO Bellsouth 401(k) Plan* P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	88.74%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	11.26%

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund generally will be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

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The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how the Master Fund in which the Portfolio invests is organized for federal income tax purposes. The Portfolio invests in the Master Fund organized as a partnership for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolio.

Unless otherwise indicated, the discussion below with respect to the Portfolio includes its pro rata share of the Master Fund’s income and assets.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•

Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•	Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition

24

of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without

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being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

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any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

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the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

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Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities,

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U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after December 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. Government securities. To the extent the Master Fund invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio and its Master Fund. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing

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jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) — Shares acquired first are sold first.
•	LIFO (Last In, First Out) — Shares acquired last are sold first.
•	HIFO (Highest Cost, First Out) — Shares with the highest cost basis are sold first.
•	LOFO (Lowest Cost, First Out) — Shares with the lowest cost basis are sold first.
•	LGUT (Loss/Gain Utilization) — A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.
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Specific Lot Identification — Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated

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separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

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Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS

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with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as

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qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

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The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but

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may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

●

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

●	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.
●

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

●

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from,

35

withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those

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summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Master Fund and which seeks to maximize the value of the Master Fund’s investments. Generally, the Advisor analyzes proxy statements on behalf of the Master Fund and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Fund, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Fund. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The Advisor will usually instruct the voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by

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the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Master Fund associated with voting. The Advisor intends to make its determination whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will seek to make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how the Portfolio and Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

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Online Disclosure of Portfolio Holdings Information. The Portfolio and Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the “Designated Persons”), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
AFP Capital	Monitoring investor exposure and investment strategy	Monthly
AFP Colfondos	Monitoring investor exposure and investment strategy	Monthly
AFP Habitat	Monitoring investor exposure and investment strategy	Monthly
AFP Integra	Monitoring investor exposure and investment strategy	Monthly
AFP Prima	Monitoring investor exposure and investment strategy	Monthly
Callan Associates	Monitoring investor exposure and investment strategy	Quarterly
Capital Advisors	Monitoring investor exposure and investment strategy	Monthly
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Colonial Consulting Corporation, Inc.	Monitoring investor exposure and investment strategy	Monthly
Pavilion Advisory Group	Monitoring investor exposure and investment strategy	Quarterly
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily
State Street Global Advisors	Monitoring investor exposure and investment strategy	Monthly
Towers Watson	Monitoring investor exposure and investment strategy	Quarterly

39

Recipient	Business Purpose	Frequency
U.S.Institutional Investment Consultants	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolio, the Master Fund, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

40

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Fund, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolio or its Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolio that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of the Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Portfolio’s website.

SECURITIES LENDING

The Board of the Portfolio’s Master Fund (the “Securities Lending Portfolio”) has approved its participation in a securities lending program. Under the securities lending program, State Street Bank and Trust Company serves as the securities lending agent for the Securities Lending Portfolio.

For the fiscal year ended October 31, 2017, the income earned by the Portfolio, as well as the fees and/or compensation paid by the Portfolio (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolio’s Master Fund and State Street Bank and Trust Company (the “Securities Lending Agent”), were as follows:

		Fees and/or compensation for securities lending activities and related services:
Portfolio	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
U.S. Large Cap Value Portfolio II*	$64,828	$2,094	$3,017	–	–	$40,872	–	$45,984	$18,845

41

* The Portfolio has a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

For the fiscal year ended October 31, 2017, the Securities Lending Agent provided the following services for the Securities Lending Portfolio in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolio; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolio; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii)  arranging for return of loaned securities to the Portfolio at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended October 31, 2017, as set forth in the Fund’s annual report to shareholders, including the report of PwC, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended October 31, 2017, as set forth in the Trust’s annual report to shareholders, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

A-1

Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

A-2

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

A-3

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

A-4

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

A-5

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

A-6

3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

A-7

Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

A-8

litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

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Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

A-11

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

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¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

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•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

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•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

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Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

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related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

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•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

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•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

Dimensional Investment Group Inc. (“DIG” or the “Fund”) is an open-end management investment company that offers twelve series of shares. This Statement of Additional Information (“SAI”) relates to three series of the Fund (individually, a “Portfolio,” and collectively, the “Portfolios”):

DFA International Value Portfolio III

Ticker: DFVIX

U.S. Large Cap Value Portfolio III

Ticker: DFUVX

Tax-Managed U.S. Marketwide Value Portfolio II

Ticker: DFMVX

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The Prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each Portfolio and each Master Fund. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio and Master Fund is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

Each of the Portfolios (except DFA International Value Portfolio III) has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, it applies to the Portfolios and The DFA International Value Series (the “International Value Series”), The U.S. Large Cap Value Series (the “Large Cap Value Series”) and The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) (collectively, the “Master Funds”) of the Trust through the Portfolios’ investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Master Funds during the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015.

	FISCAL YEAR ENDED 2017	FISCAL YEAR ENDED 2016	FISCAL YEAR ENDED 2015
International Value Series	$1,420,715	$1,304,293	$1,814,443
Large Cap Value Series	$1,392,825	$1,496,090	$1,728,895
Tax-Managed Value Series	$160,540	$255,046	$211,348

The substantial increases or decreases in the amount of brokerage commissions paid by certain Master Funds from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Master Funds.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that the brokers’ trading has on the

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market prices of the securities in which the Master Funds invest. The Advisor also checks the rates of commissions, if any, being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Master Fund that they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions of the Master Funds may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolios (except the U.S. Large Cap Value Portfolio III and its Master Fund) may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds.

During the fiscal year ended October 31, 2017, the Master Funds did not pay commissions for securities transactions to brokers for providing market price monitoring services, market studies, brokerage service or research services to the Portfolios.

The Portfolios will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if a Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Funds in which the Portfolios invest may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of the Master Funds in which the Portfolios invest, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Funds during the fiscal year ended October 31, 2017, as well as the value of such securities held by the Master Funds as of October 31, 2017.

Master Fund	Broker or Dealer	Value of Securities
International Value Series	Societe Generale	$108,991,827
International Value Series	Instinet	$42,240,944
Large Cap Value Series	Jefferies	$6,245,431
Tax-Managed Value Series	Jefferies	$375,293

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as

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the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The	Portfolios will not:

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent a Portfolio from engaging in repurchase agreements or acquiring debt or loan instruments in the future. Inasmuch as a Portfolio will only hold shares of its corresponding Master Fund, the Portfolios do not intend to lend those shares.

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With respect to the investment limitation described in (9) above, the Portfolios will not issue senior securities, except that a Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent a Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of such Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Except with respect to a Portfolio’s limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to a Portfolio’s investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Each Portfolio and Master Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Master Fund. The Portfolios and Master Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of a Portfolio or Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio or Master Fund expects to earn income on its margin deposits. Each Portfolio or Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the portfolio of a Portfolio or a Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Portfolio or Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of a Portfolio or a Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts that a Portfolio or Master Fund has entered into.

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Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures that are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio or Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio or Master Fund may use by entering into futures transactions.

FOREIGN CURRENCY TRANSACTIONS

The International Value Series may acquire and sell foreign currency forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The International Value Series will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The International Value Series may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the International Value Series may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on the Portfolios or Master Funds, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ or Master Funds’ investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

The Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in

5

other circumstances where the Advisor believes liquidity is necessary or desirable. In addition, each of the Master Funds may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Master Funds may invest cash in the following permissible investments:

Series	Permissible Cash Investment*	Percentage Guidelines**

International Value Series	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

Large Cap Value Series	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

Tax-Managed Value Series	Short-term repurchase agreements; fixed income securities, such as money market instruments; shares of unaffiliated money market funds; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

*

With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment

6

objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Master Fund may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, each Master Fund may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Master Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. Each Master Fund may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Master Fund enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Master Fund committed to pay or receive for the security. A Master Fund will lose money if the value of a purchased security falls below the purchase price and a Master Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, a Master Fund will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

EXCHANGE TRADED FUNDS

The International Value Series, Large Cap Value Series, Tax-Managed Value Series each may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Master Fund invests in an ETF, shareholders of the Feeder Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

7

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of the Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies and the selection and nomination of candidates to the Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each Portfolio, and (iv) considers issues relating to investment services for

8

each Portfolio of the Fund. There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and

9

address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 – 2016).	127 portfolios in 4 investment companies	None

10

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305-5015 1948	Director	Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	127 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (May 2014-May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

11

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1992	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”) , DIG and the Trust. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and the Trust, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014) ; and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	127 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG, the Trust; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001–$100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**

12

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Directors:
David G. Booth	None	Over $100,000

**

As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$21,301	N/A	N/A	$300,000
Douglas W. Diamond Director	$11,229	N/A	N/A	$159,500
Roger G. Ibbotson Director	$24,823	N/A	N/A	$350,000
Edward P. Lazear Director	$23,402	N/A	N/A	$330,000
Myron S. Scholes Lead Independent Director	$28,405	N/A	N/A	$400,000
Abbie J. Smith Director	$21,301	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$30,741	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan

13

during the fiscal year ended October 31, 2017 is as follows: $350,000 (Mr. Ibbotson), $330,000 (Mr. Lazear) and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer (since 2017) of

•   all the DFA entities

Director (since 2017) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Japan Ltd.

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President (since 2017) of

•   all the DFA entities

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd. President and

Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President (since 2016) of

•   Dimensional Fund Advisors Pte. Ltd.

Head of Global Institutional Services (since 2014) for

14

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors LP

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) for

•   Dimensional Fund Advisors LP

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Global Chief Compliance Officer (since 2004) of

•   all the DFA Entities

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of

•   Dimensional Fund Advisors Canada ULC

Chief Compliance Officer of

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for

•   Dimensional SmartNest (US) LLC

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017

Executive Vice President and Chief Operating Officer (since 2017) of

•   the DFA Fund Complex

Executive Vice President (since 2017), Senior Advisor and Chief Operating Officer (since 2016) of

•   Dimensional Funds Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Executive Vice President (since 2017) of

•   DFA Securities LLC

Director of

•   Dimensional Advisors Ltd. (since 2017)

•   Dimensional Hong Kong Limited (since 2017)

•   DFA Australia Limited (since 2016)

Formerly, Consultant (2013 – 2017) for

•   MSG Consulting

Formerly, Chairman and Chief Executive Officer (2003 – 2013) of

•   Sabre Holdings

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016

Vice President, Chief Financial Officer, and Treasurer (since 2016) of

•   all the DFA Entities

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Ltd.

•   Dimensional Hong Kong Limited

•   Dimensional Cayman Commodity Fund I Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd .

•   DFA Australia Limited

Director (since 2016) for

•   Dimensional Funds plc

•   Dimensional Funds II plc

Formerly, interim Chief Financial Officer and interim Treasurer (2016) of

•   all the DFA Entities

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

15

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd .

•   Dimensional Hong Kong Limited

•   Dimensional Cayman Commodity Fund I Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Controller (2015 – 2016) of

•   all the DFA Entities

•   Dimensional Fund Advisors LP

Formerly, Vice President (2008 – 2015) of

•   T. Rowe Price Group, Inc.

Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of

•   the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of • all the DFA Entities Vice President and Assistant Secretary (since 2010) of • Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of • all the DFA Entities • Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President (since 2017) of

•   the DFA Fund Complex

General Counsel (since 2001) of

•   All the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

16

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   the DFA Fund Complex

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of • the DFA Fund Complex (since 2013) • Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   all the DFA Entities

•   Dimensional Fund Advisors Canada ULC

Director, Chief Investment Officer and Vice President (since 2017) of

•   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Director of

•   Dimensional Funds plc (since 2014)

•   Dimensional Fund II plc (since 2014)

•   Dimensional Holdings Inc. (since 2017)

•   Dimensional Fund Advisors Pte. Ltd. (since 2017)

Formerly, Co-Chief Investment Officer of

•   Dimensional Japan Ltd. (2016 – 2017)

•   DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•   Dimensional Fund Advisors Canada ULC

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 31, 2018, Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI.

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SERVICES TO THE FUND

Administrative Services

The Fund previously had entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor performed various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. Effective July 21, 2015, the administrative agreement and investment advisory agreement for each of the Portfolios were combined into an Investment Management Agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. Prior to the Investment Management Agreement, the Portfolios each paid the Advisor a monthly fee equal to one-twelfth of 0.01% of their respective average net assets for its administrative services, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which paid no fee. For the fiscal year ended October 31, 2015, the Advisor was paid administrative fees of $138,000 by the DFA International Value Portfolio III, and $217,000 by the U.S. Large Cap Value Portfolio III. The Portfolios did not pay administrative fees to the Advisor for the fiscal years ended October 31, 2016 and October 31, 2017.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the Master Funds pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to a Master Fund under the fee schedule are allocated to each such Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolios also pay separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the custodian for the DFA International Value Series.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Large Cap Value Series, the Tax Managed U.S. Marketwide Value Series and the Portfolios.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

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Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Portfolio and its corresponding Master Fund, the Advisor is responsible for the management of their respective assets. With respect to an Investment Management Agreement with each Portfolio, the Advisor manages the portion of each Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so.

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International Value Series (a “DFA Australia Sub-Advised Fund”). DFA Australia’s duties include the maintenance of a trading desk for the DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the DFA Australia Sub-Advised Fund, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to the DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the

19

International Value Series (a “DFAL Sub-Advised Fund”). DFAL’s duties include the maintenance of a trading desk for the DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolios or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to each Portfolio (and its corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (and its corresponding Master Fund). Prior to July 21, 2015, the Advisor was paid no fee for the services it provided as investment advisor to the Portfolios. For the fiscal years ended October 31, 2017, October 31, 2016, and October 31, 2015, the Portfolios (effective July 21, 2015) and their corresponding Master Funds paid advisory fees as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor).

Portfolio	Fiscal Year Ended 2017 (000)	Fiscal Year Ended 2016 (000)	Fiscal Year Ended 2015 (000)
DFA International Value Portfolio III (a)*	$27,259[1]	$21,864[4]	$20,088[7]
U.S. Large Cap Value Portfolio III (a)*	$28,492[2]	$22,639[5]	$19,705[8]
Tax-Managed U.S. Marketwide Value Portfolio II (a)*	$15,895[3]	$13,583[6]	$11,458[9]

*

The Portfolio’s Master Fund has more than one feeder portfolio; the dollar amount provided for the Master Fund represents the total dollar amount of advisory/management fees paid by the Master Fund to the Advisor. Effective as of July 21, 2015, the fees set forth in the table above include the fees paid to the Advisor by both the Portfolio and its corresponding Master Fund for investment management services.

[1]	$22,649 after waiver

20

[2]	$25,056 after waiver
[3]	$12,494 after waiver
[4]	$18,035 after waiver
[5]	$19,696 after waiver
[6]	$10,647 after waiver
[7]	$19,016 after waiver
[8]	$18,884 after waiver
[9]	$10,630 after waiver

(a)

Effective July 21, 2015, pursuant to a Fee Waiver Agreement for each of the Portfolios listed below, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
DFA International Value Portfolio III	0.21%
U.S. Large Cap Value Portfolio III	0.11%
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios and the Master Funds in which the Portfolios invest, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and the Master Funds based on the parameters established by the Investment Committee. The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios and Master Funds indicated.

Large Cap Value Series, U.S. Large Cap Value Portfolio III	Joseph H. Chi, Jed S. Fogdall and Lukas J. Smart

Tax-Managed Value Series and Tax-Managed U.S. Marketwide Value Portfolio II	Joseph H. Chi, Jed S. Fogdall and Lukas J. Smart

International Value Series and DFA International Value Portfolio III	Joseph H. Chi, Jed S. Fogdall, Mary T. Phillips and Bhanu P. Singh

Other Managed Accounts

In addition to the Portfolios and the Master Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017
Joseph H. Chi

●   136 U.S. registered mutual funds with $381,607 million in total assets under management.

●   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

●   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Jed S. Fogdall

●   136 U.S. registered mutual funds with $381,607 million in total assets under management.

●   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

●   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Mary T. Phillips	● 69 U.S. registered mutual funds with $195,667 million in total assets under management. ● 0 unregistered pooled investment vehicles. ● 0 other accounts.
Bhanu P. Singh

●   57 U.S. registered mutual funds with $185,998 million in total assets under management.

●   9 unregistered pooled investment vehicles with $3,775 million in total assets under management.

●   49 other accounts with $17,389 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Lukas J. Smart

●   36 U.S. registered mutual funds with $118,278 million in total assets under management.

●   5 unregistered pooled investment vehicle with $281 million in total assets under management.

●   5 other accounts with $8,233 million in total assets under management, of which 1 account with $47 million in assets may be subject to a performance fee.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage.    The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

●	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

●	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

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Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio or Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Funds in which the Portfolios in this SAI invest substantially all of their assets), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

23

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
DFA International Value Portfolio III	Joseph H. Chi Jed S. Fogdall Mary T. Phillips Bhanu P. Singh	None None $50,001 - $100,000 $0 - $10,000
U.S. Large Cap Value Portfolio III	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	None None $100,001 - $500,000
Tax-Managed U.S. Marketwide Value Portfolio II	Joseph H. Chi Jed S. Fogdall Lukas J. Smart	None None None

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The Trust was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities and money market instruments) that are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a class of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the class of shares (Portfolio) that they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority

24

of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Tax-Managed Value Series, if a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding stock of each Portfolio:

DFA International Value Portfolio III

Charles Schwab & Co. Inc.*	44.98%
101 Montgomery Street
San Francisco, CA 94104
The RBB Fund Inc. Free Market International Equity Fund*	22.46%
5955 Deerfield Boulevard
Mason, OH 45040
TD Ameritrade, Inc.*	14.09%
PO Box 2226
Omaha, NE 68103
National Financial Services LLC*	10.51%
200 Liberty Street
One World Financial Center
New York, NY 10281
TD Ameritrade Trust Company*	5.93%
P.O. Box 17748
Denver, CO 80217

U.S. Large Cap Value Portfolio III

Charles Schwab & Co. Inc.*[1]	40.30%
The RBB Fund Inc. Free Market US Equity Fund*[1]	23.91%
TD Ameritrade, Inc.*[1]	16.22%

25

National Financial Services LLC*[1]	7.62%

TD Ameritrade Trust Company*[1]	8.56%

Tax-Managed U.S. Marketwide Value Portfolio II

Charles Schwab & Co., Inc.*[1]	64.79%

TD Ameritrade, Inc.*[1]	18.79%

National Financial Services LLC*[1]	14.57%

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the

26

amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how a Master Fund in which a Portfolio invests is organized for federal income tax purposes. The Portfolios invest in Master Funds organized as partnerships for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of a Portfolio.

Unless otherwise indicated, the discussion below with respect to a Portfolio includes its pro rata share of its corresponding Master Fund’s income and assets.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

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Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

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Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first

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day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

•	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

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the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year,

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and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the

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later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after December 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio (or more than 50% in value of the total assets of the Portfolio attributable from the Master Fund) are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Master Fund). If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). For example, the amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign

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corporations that are subject to tax at reduced rates. The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio (or Master Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio (or Master Fund). Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent a Master Fund invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio and its Master Fund. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by

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the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) — Shares acquired first are sold first.

•	LIFO (Last In, First Out) — Shares acquired last are sold first.

•	HIFO (Highest Cost, First Out) — Shares with the highest cost basis are sold first.

•	LOFO (Lowest Cost, First Out) — Shares with the lowest cost basis are sold first.

•	LGUT (Loss/Gain Utilization) — A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.

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Specific Lot Identification — Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or

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is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in

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character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

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Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a portfolio in a non-U.S. REIT may subject the portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be

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qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character.    A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

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The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but

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may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from,

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withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those

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summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Master Funds and which seeks to maximize the value of the Master Funds’ investments. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The Advisor will usually instruct the voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by

42

the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor intends to make its determination whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will seek to make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor, the Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

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Online Disclosure of Portfolio Holdings Information. Each Portfolio and its Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the “Designated Persons”) , together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
AFP Capital	Monitoring investor exposure and investment strategy	Monthly
AFP Colfondos	Monitoring investor exposure and investment strategy	Monthly
AFP Habitat	Monitoring investor exposure and investment strategy	Monthly
AFP Integra	Monitoring investor exposure and investment strategy	Monthly
AFP Prima	Monitoring investor exposure and investment strategy	Monthly
Callan Associates	Monitoring investor exposure and investment strategy	Quarterly
Cambridge Associates Limited	Monitoring investor exposure and investment strategy	Monthly
Capital Advisors	Monitoring investor exposure and investment strategy	Monthly
Citibank, N.A.	Fund Custodian	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Colonial Consulting Corporation, Inc.	Monitoring investor exposure and investment strategy	Monthly
Margaret A. Cargill Philanthropies/Financial Risk Group	Monitoring investor exposure and investment strategy	Monthly
Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Mercer Investment Consulting	Monitoring investor exposure and investment strategy	Monthly
Pavilion Advisory Group	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Business Purpose	Frequency
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
R. V. Kuhns & Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily
State Street Global Advisors	Monitoring investor exposure and investment strategy	Monthly
Towers Watson	Monitoring investor exposure and investment strategy	Quarterly
U.S. Institutional Investment Consultants	Monitoring investor exposure and investment strategy	Quarterly
Wilshire Associates	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer also is responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is

45

authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Fund, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolios or their Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolios that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of a Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of a Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of a Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on a Portfolio’s website.

SECURITIES LENDING

The Board of the Portfolios’ Master Funds (collectively, the “Securities Lending Portfolios”) have approved their participation in a securities lending program. Under the securities lending program, State Street Bank and Trust Company serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian. Under a separate securities lending program, Citibank, N.A. serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian.

For the fiscal year ended October 31, 2017, the income earned by the Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios’ Master Funds and State Street Bank and Trust Company or Citibank, N.A. (each, a “Securities Lending Agent”), were as follows:

46

		Fees and/or compensation for securities lending activities and related services:
Portfolio	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnificati on fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
DFA International Value Portfolio III*	$1,679,822	$203,630	$67,894	—	—	$(449,173)	—	$(245,543)	$1,857,470
U.S. Large Cap Value Portfolio III*	$1,327,271	$42,882	$61,778	—	—	$836,794	—	$941,453	$385,818
Tax-Managed U.S. Marketwide Value Portfolio II*	$465,328	$20,371	$21,137	—	—	$240, 599	—	$282,107	$183,221

* A Portfolio with a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

For the fiscal year ended October 31, 2017, each Securities Lending Agent provided the following services for their respective Securities Lending Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended October 31, 2017, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended October 31, 2017, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

A-1

Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

A-2

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

A-3

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

A-4

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

A-5

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

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3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

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Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

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litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

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Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

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¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

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•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

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•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

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Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

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related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

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•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

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•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

Dimensional Investment Group Inc. (“DIG” or the “Fund”) is an open-end management investment company that offers twelve series of shares. This Statement of Additional Information (“SAI”) relates to one series of the Fund (the “Portfolio”):

Emerging Markets Portfolio II

Ticker: DFETX

This SAI is not a prospectus but should be read in conjunction with the Portfolio’s Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The Prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, it applies to the Portfolio and The Emerging Markets Series (the “Emerging Markets Series” or “Master Fund”) of the Trust through the Portfolio’s investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Portfolio and Master Fund. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each of the Portfolio and the Master Fund is diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

The Emerging Markets Portfolio II has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of the 80% policy, the value of the derivatives in which the Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating the Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating the Portfolio’s net asset value. Additionally, if the Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s 80% policy, see the Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Fund during the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015.

	FISCAL YEAR ENDED 2017	FISCAL YEAR ENDED 2016	FISCAL YEAR ENDED 2015
Emerging Markets Series	$712,552	$387,603	$1,142,251

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that the brokers’ trading has on the market prices of the securities in which the Master Fund invests. The Advisor also checks the rates of commissions, if any, being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Master Fund. The substantial increases or decreases in the amount of brokerage commissions

1

paid by the Master Fund from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Subject to the duty to seek to obtain best price and execution, transactions of the Master Fund may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolio may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Master Fund with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

During the fiscal year ended October 31, 2017, the Portfolio and Master Fund did not pay commissions for securities transactions to brokers for providing market price monitoring services, market studies, brokerage service or research services to the Portfolio.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if the Portfolio receives securities or currencies from its Master Fund to satisfy the Portfolio’s redemption request. See “REDEMPTION OF SHARES.”

The Master Fund in which the Portfolio invests may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of the Master Fund in which the Portfolio invests, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended October 31, 2017, as well as the value of such securities held by the Master Fund as of October 31, 2017.

	Broker or Dealer	Value of Securities
Emerging Markets Series	Edelweiss Securities Limited	$1,954,731

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more

2

than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(8)	sell securities short; or

(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of one or more registered open-end investment companies, such as the Master Fund. In applying the investment limitations, the Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

For purposes of the investment limitation in (1) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

3

Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements or acquiring debt or loan instruments in the future. Inasmuch as the Portfolio will only hold shares of its Master Fund, the Portfolio does not intend to lend those shares.

With respect to the investment limitation described in (9) above, the Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. The Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent the Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933, as amended, the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The investment limitations described above do not prohibit the Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Except with respect to the Portfolio’s or Master Fund’s limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducing its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would “look through” any such vehicle to determine compliance with its investment restrictions.

FUTURES CONTRACTS

The Portfolio and Master Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Master Fund. The Portfolio and Master Fund, however, do not intend to sell futures contracts to establish short positions in individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio or Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Portfolio or Master Fund expects to earn income on its margin deposits. The Portfolio and Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was

4

established) do not exceed 5% of the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio and Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio and Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures that are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Portfolio or Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that the Portfolio or Master Fund may use by entering into futures transactions.

FOREIGN CURRENCY TRANSACTIONS

The Master Fund may acquire and sell foreign currency forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Master Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The Master Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, the Master Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on the Portfolio or Master Fund,

5

during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolio’s or Master Fund’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

The Master Fund engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, the Master Fund may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Master Fund may invest cash in the following permissible investments:

Portfolio and Series	Permissible Cash Investment*	Percentage Guidelines**
Emerging Markets Series	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

*

With respect to fixed income instruments, except in connection with corporate actions, the Portfolio and Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations but the Portfolio and Master Fund do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

6

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

The Master Fund may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, the Master Fund may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Master Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. The Master Fund may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time the Master Fund enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price the Master Fund committed to pay or receive for the security. The Master Fund will lose money if the value of a purchased security falls below the purchase price and the Master Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, the Master Fund will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

EXCHANGE TRADED FUNDS

The Emerging Markets Series may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolio invests are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Master Fund invests in an ETF, shareholders of the Master Fund, including the Feeder Portfolio, bear their proportionate share of the underlying ETF’s fees and expenses.

7

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of the Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies and the selection and nomination of candidates to the Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for

8

each portfolio of the Fund. There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2017.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and

9

address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 – 2016).	127 portfolios in 4 investment companies	None

10

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305-5015 1948	Director	Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	127 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (May 2014-May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1992	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), DIG and the Trust. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, the Fund, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009 – 2014); and Limited Partner, VSC Investors, LLC (2007 – 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010 – September 2017).	127 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001-$100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Director:
David G. Booth	None	Over $100,000

**

As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$21,301	N/A	N/A	$300,000
Douglas W. Diamond Director	$11,229	N/A	N/A	$159,500
Roger G. Ibbotson Director	$24,823	N/A	N/A	$350,000
Edward P. Lazear Director	$23,402	N/A	N/A	$330,000
Myron S. Scholes Lead Independent Director	$28,405	N/A	N/A	$400,000
Abbie J. Smith Director	$21,301	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$30,741	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to

13

pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2017 is as follows: $350,000 (Mr. Ibbotson), $330,000 (Mr. Lazear) and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

●   all the DFA Entities (since 2001)

●   DFA Australia Limited (since 2002)

●   Dimensional Fund Advisors Ltd. (since 2002)

●   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●   Dimensional Fund Advisors Pte. Ltd. (since 2012)

●   Dimensional Hong Kong Limited (since 2012)

Director, Vice President and Assistant Secretary (since 2003) of

●   Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer (since 2017) of

●   all the DFA entities

Director (since 2017) of

●   Dimensional Holdings Inc.

●   Dimensional Fund Advisors Canada ULC

●   Dimensional Japan Ltd.

●   Dimensional Advisors Ltd.

●   Dimensional Fund Advisors Ltd.

●   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

●   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

●   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

●   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President (since 2017) of

●   all the DFA entities

Director and Vice President (since 2016) of

●   Dimensional Japan Ltd.

President and Director (since 2016) of

●   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

●   DFA Australia Limited

Director (since 2016) of

●   Dimensional Advisors Ltd.

●   Dimensional Fund Advisors Pte. Ltd.

●   Dimensional Hong Kong Limited

Vice President (since 2016) of

14

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

●   Dimensional Fund Advisors Pte. Ltd.

Head of Global Institutional Services (since 2014) for

●   Dimensional Fund Advisors LP

Formerly, Vice President (2004 – 2017) of

●   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

●   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 –2013) for

●   Dimensional Fund Advisors LP

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Global Chief Compliance Officer (since 2004) of

●   all the DFA Entities

●   DFA Australia Limited

●   Dimensional Fund Advisors Ltd.

Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of

●   Dimensional Fund Advisors Canada ULC

Chief Compliance Officer of

●   Dimensional Fund Advisors Pte. Ltd. (since 2012)

●   Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for

●   Dimensional SmartNest (US) LLC

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017

Executive Vice President and Chief Operating Officer (since 2017) of

●   the DFA Fund Complex

Executive Vice President (since 2017), Senior Advisor and Chief Operating Officer (since 2016) of

●   Dimensional Funds Advisors LP

●   Dimensional Holdings Inc.

●   Dimensional Investment LLC

Executive Vice President (since 2017) of

●   DFA Securities LLC

Director of

●   Dimensional Advisors Ltd. (since 2017)

●   Dimensional Hong Kong Limited (since 2017)

●   DFA Australia Limited (since 2016)

Formerly, Consultant (2013 – 2017) for

●   MSG Consulting

Formerly, Chairman and Chief Executive Officer (2003 –2013) of

●   Sabre Holdings

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016

Vice President, Chief Financial Officer, and Treasurer (since 2016) of

●   all the DFA Entities

●   Dimensional Advisors Ltd.

●   Dimensional Fund Advisors Ltd.

●   Dimensional Hong Kong Limited

●   Dimensional Cayman Commodity Fund I Ltd.

●   Dimensional Fund Advisors Canada ULC

●   Dimensional Fund Advisors Pte. Ltd.

●   DFA Australia Limited

Director (since 2016) for

●   Dimensional Funds plc

●   Dimensional Funds II plc

15

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, interim Chief Financial Officer and interim Treasurer (2016) of

●   all the DFA Entities

●   Dimensional Fund Advisors LP

●   Dimensional Fund Advisors Ltd.

●   DFA Australia Limited

●   Dimensional Advisors Ltd.

●   Dimensional Fund Advisors Pte. Ltd.

●   Dimensional Hong Kong Limited

●   Dimensional Cayman Commodity Fund I Ltd.

●   Dimensional Fund Advisors Canada ULC

Formerly, Controller (2015 – 2016) of

●   all the DFA Entities

●   Dimensional Fund Advisors LP

Formerly, Vice President (2008 – 2015) of

●   T. Rowe Price Group, Inc.

Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of

●   the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of ● all the DFA Entities Vice President and Assistant Secretary (since 2010) of ● Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of ● all the DFA Entities Assistant Treasurer (since 2017) of ● the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for ● Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of ● all the DFA Entities ● Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President (since 2017) of

●   the DFA Fund Complex

General Counsel (since 2001) of

●   All the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

●   Dimensional Fund Advisors LP

●   Dimensional Holdings Inc.

●   DFA Securities LLC

●   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

●   DFA Australia Limited

●   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

●   Dimensional Fund Advisors Canada ULC (since 2003)

●   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●   Dimensional Japan Ltd. (since 2012)

●   Dimensional Advisors Ltd (since 2012)

●   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

●   Dimensional Funds plc (since 2002)

●   Dimensional Funds II plc (since 2006)

16

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

●   Director of Dimensional Japan Ltd. (since 2012)

●   Dimensional Advisors Ltd. (since 2012)

●   Dimensional Fund Advisors Pte. Ltd. (since 2012)

●   Dimensional Hong Kong Limited (since 2012)

Formerly, Vice President and Secretary (2010 – 2014) of

●   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

●   the DFA Fund Complex

Formerly, Vice President of

●   Dimensional Fund Advisors LP (1997 – 2017)

●   Dimensional Holdings Inc. (2006 – 2017)

●   DFA Securities LLC (1997 – 2017)

●   Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of ● the DFA Fund Complex (since 2013) ● Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

●   the DFA Fund Complex

Vice President (since 2010) and Assistant Secretary (since 2016) of

●   Dimensional Fund Advisors LP

●   Dimensional Holdings Inc.

●   Dimensional Investment LLC

Vice President of

●   DFA Securities LLC (since 2010)

●   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●   Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

●   all the DFA Entities

●   Dimensional Fund Advisors Canada ULC

Director, Chief Investment Officer and Vice President (since 2017) of

●   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

●   Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

●   Dimensional Cayman Commodity Fund I Ltd.

Director of

●   Dimensional Funds plc (since 2014)

●   Dimensional Fund II plc (since 2014)

●   Dimensional Holdings Inc. (since 2017)

●   Dimensional Fund Advisors Pte. Ltd. (since 2017)

Formerly, Co-Chief Investment Officer of

●   Dimensional Japan Ltd. (2016 – 2017)

●   DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

●   all the DFA Entities

Formerly, Vice President (2007 – 2017) of

●   all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

●   Dimensional Fund Advisors Canada ULC

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

17

As of January 31, 2018, Directors and officers as a group owned less than 1% of the outstanding stock of the Portfolio described in this SAI.

SERVICES TO THE FUND

Administrative Services

The Fund previously had entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor performed various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provided the Fund with office space and personnel. Effective July 21, 2015, the administrative agreement and investment advisory agreement for the Portfolio were combined into an Investment Management Agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. Prior to the Investment Management Agreement, the Emerging Markets Portfolio II paid the Advisor a monthly fee equal to one-twelfth of 0.15% of the Portfolio’s average net assets for its administrative services. For the fiscal year ended October 31, 2015, the Advisor was paid administrative fees of $108,000 by the Emerging Markets Portfolio II. The Portfolio did not pay administrative fees to the Advisor for the fiscal years ended October 31, 2016 and October 31, 2017.

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the Master Fund pays State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolio also pays separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY, 10005, is the custodian for the Master Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolio.

Each custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

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Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolio and the Master Fund. Pursuant to an Investment Management Agreement with the Portfolio and its Master Fund, the Advisor is responsible for the management of their respective assets. With respect to an Investment Management Agreement with the Portfolio, the Advisor manages the portion of the Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw the Portfolio’s investment from its Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so.

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Emerging Markets Series (the “DFA Australia Sub-Advised Fund”). DFA Australia’s duties include the maintenance of a trading desk for the DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the DFA Australia Sub-Advised Fund, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to the DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“ DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Emerging Markets Series (the “DFAL Sub-Advised Fund”). DFAL’s duties include the maintenance of a trading

19

desk for the DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolio or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

A DVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to the Portfolio (and its Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (and its Master Fund). Prior to July 21, 2015, the Advisor was paid no fee for the services it provided as investment advisor to the Portfolio. For the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the Portfolio (effective July 21, 2015) and its Master Fund paid advisory/management fees as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

Portfolio	Fiscal Year Ended 2017 (000)	Fiscal Year Ended 2016 (000)	Fiscal Year Ended 2015 (000)

The Emerging Markets Portfolio II (a)*	$5,946[1]	$4,718[2]	$4,318[3]

20

*

The Portfolio’s Master Fund has more than one Feeder Portfolio; this dollar amount provided for the Master Fund represents the total dollar amount of advisory/management fees paid by the Master Fund to the Advisor. Effective as of July 21, 2015, the fees set forth in the table above include the fees paid to the Advisor by both the Portfolio and its Master Fund for investment management services.

[1]	$5,870 after waiver
[2]	$4,640 after waiver
[3]	$4,294 after waiver
(a)

Effective July 21, 2015, pursuant to a Fee Waiver Agreement for the Portfolio, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.25% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund based on the parameters established by the Investment Committee. The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio and Master Fund.

Emerging Markets Series and Emerging Markets Portfolio II	Joseph H. Chi, Mitchell J. Firestein, Jed S. Fogdall, Daniel C. Ong, Mary T. Phillips and Bhanu P. Singh

Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests substantially all of its assets, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017*
Joseph H. Chi

●   136 U.S. registered mutual funds with $381,607 million in total assets under management.

●   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

●   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Jed S. Fogdall

●   136 U.S. registered mutual funds with $381,607 million in total assets under management.

●   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

21

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017*
● 80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.
Daniel C. Ong

●   11 U.S. registered mutual funds with $34,786 million in total assets under management.

●   2 unregistered pooled investment vehicles with $282 million in total assets under management.

●   11 other accounts with $6,262 million in total assets under management, of which 2 accounts with $772 million in assets may be subject to a performance fee.

Mary T. Phillips	● 69 U.S. registered mutual funds with $195,667 million in total assets under management. ● 0 unregistered pooled investment vehicles. ● 0 other accounts.
Bhanu P. Singh

●   57 U.S. registered mutual funds with $185,998 million in total assets under management.

●   9 unregistered pooled investment vehicles with $3,775 million in total assets under management.

●   49 other accounts with $17,389 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

*Mitchell J. Firestein did not share primary responsibility in the oversight of day-to-day management of responsibilities for accounts as of October 31, 2017; as such, information regarding such accounts is not presented.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

●	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

●	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock, as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests substantially all of its assets),

22

other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

●

Time Management. The management of the Master Fund and/or other Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Master Fund.

●

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that the Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, the Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the eligible Master Fund and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and Accounts.

●

Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

●

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in the Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolio contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Emerging Markets Portfolio II	Joseph H. Chi[1] Mitchell J. Firestein Jed S. Fogdall Daniel C. Ong[2] Mary T. Phillips	None None None None None

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
	Bhanu P. Singh	None
[1]

Joseph H. Chi does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $0 - $10,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

[2]

Daniel C. Ong does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $0 - $10,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October  27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities and money market instruments) that are being purchased, sold or considered for purchase or sale by the Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a class of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the class of shares (Portfolio) that they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive

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no voting instructions in accordance with their best judgment. With regard to the Emerging Markets Series, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding securities of the Portfolio:

EMERGING MARKETS PORTFOLIO II

MAC & Co. AC 154808* FBO Citigroup 401(k) Plan 500 Grant St., Rm 151-1010 Pittsburgh, PA 15219-2502	100.00%

*	Owner of record only (omnibus).

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund generally will be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

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The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXA TION OF THE PORTFOLIO AND ITS SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Because shares of the Portfolio are sold only in connection with 401(k) plans, the tax consequences described below are generally not applicable to the beneficiary under a 401(k) plan prior to the withdrawal of amounts deposited under the 401(k) plan. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how the Master Fund in which the Portfolio invests is organized for federal income tax purposes. The Portfolio invests in a Master Fund organized as partnerships for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolio.

Unless otherwise indicated, the discussion below with respect to the Portfolio includes its pro rata share of its Master Fund’s income and assets.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

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●

Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

●

Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●

Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next

27

taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

●

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

●

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of

28

the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income by the shareholder. Distributions from the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the shareholder, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Tax Treatment of Portfolio Transactions

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Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

Options, futures, forward contracts, swap agreements and hedging transactions. A portfolio’s transactions in derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

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PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Master Fund and which seeks to maximize the value of the Master Fund’s investments. Generally, the Advisor analyzes proxy statements on behalf of the Master Fund and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Fund, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Fund. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The Advisor will usually instruct the voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information

31

within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Master Fund associated with voting. The Advisor intends to make its determination whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio or Master Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will seek to make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how the Portfolio and Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio and its Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

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Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the “Designated Persons”), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
AFP Capital	Monitoring investor exposure and investment strategy	Monthly
AFP Habitat	Monitoring investor exposure and investment strategy	Monthly
AFP Integra	Monitoring investor exposure and investment strategy	Monthly
AFP Colfondos	Monitoring investor exposure and investment strategy	Monthly
AFP Prima	Monitoring investor exposure and investment strategy	Monthly
Capital Advisors	Monitoring investor exposure and investment strategy	Monthly
Citibank, N.A.	Fund Custodian	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Cambridge Associates Limited	Monitoring investor exposure and investment strategy	Monthly
Colonial Consulting Corporation, Inc.	Monitoring investor exposure and investment strategy	Monthly
Intermountain Health Care, Inc.	Monitoring investor exposure and investment strategy	Annually
Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Mercer Investment Consulting, Inc.	Monitoring investor exposure and investment strategy	Monthly
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
R. V. Kuhns & Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily
State Street Global Advisors	Monitoring investor exposure and investment strategy	Monthly

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In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolio, the Master Fund, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer also is responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Fund, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolio or its Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolio that occurred after the most recent publicly disclosed Holdings

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Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of the Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Portfolio’s website.

SE CURITIES LENDING

The Board of the Portfolio’s Master Fund (the “Securities Lending Portfolio”) has approved its participation in a securities lending program. Under the securities lending program, Citibank, N.A. serves as the securities lending agent for the Securities Lending Portfolio.

For the fiscal year ended October 31, 2017, the income earned by the Portfolio, as well as the fees and/or compensation paid by the Portfolio (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolio’s Master Fund and Citibank, N.A. (the “Securities Lending Agent”), were as follows:

		Fees and/or compensation for securities lending activities and related services:
Portfolio	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Emerging Markets Portfolio II*	$59,816	$8,577	$1,202	–	–	$(13,044)	–	$(4,467)	$63,080

* The Portfolio has a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

For the fiscal year ended October 31, 2017, each Securities Lending Agent provided the following services for their respective Securities Lending Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended October 31, 2017, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended October 31, 2017, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

A-1

Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

A-2

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

A-3

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

A-4

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

A-5

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

A-6

3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

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Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

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litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

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Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

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¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

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•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

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•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

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Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

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related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

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•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

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•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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CLASS R1 SHARES

CLASS R2 SHARES

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2018

DFA Investment Dimensions Group Inc. (“DFAIDG”) is an open-end management investment company that offers one hundred and two series of shares. Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers twelve series of shares. DFAIDG and DIG are collectively referred to as the “Funds” in this Statement of Additional Information (“SAI”). This SAI relates to the Class R1 shares of one series of DFAIDG, Class R2 shares of two series of DFAIDG and Class R2 shares of four series of DIG (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY SECURITIES	INTERNATIONAL EQUITY SECURITIES
U.S. TARGETED VALUE PORTFOLIO	DFA INTERNATIONAL VALUE PORTFOLIO
Class R1 Ticker: DFTVX	Class R2 Ticker: DFIPX
Class R2 Ticker: DFTPX	EMERGING MARKETS VALUE PORTFOLIO
Class R2 Ticker: DFEPX

ALLOCATION PORTFOLIOS
GLOBAL EQUITY PORTFOLIO
Class R2 Ticker: DGERX
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Ticker: DFPRX
GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Ticker: DFGPX

This SAI is not a Prospectus but should be read in conjunction with the Portfolios’ Prospectus dated February 28, 2018, as amended from time to time. The audited financial statements and financial highlights of the Class R1 and Class R2 Shares of the U.S. Targeted Value Portfolio and the Class R2 shares of the DFA International Value Portfolio, Emerging Markets Value Portfolio and Allocation Portfolios are incorporated by reference from the Funds’ annual reports to shareholders. The Prospectus and annual reports can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The DFA International Value Portfolio is a Feeder Portfolio that seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”). The Emerging Markets Value Portfolio is a Feeder Portfolio that seeks to achieve its investment objective by investing substantially all of its investable assets in the Dimensional Emerging Markets Value Fund (“DEM”). The series of the Trust and DEM are referred to as the “Master Funds.” Each of the Allocation Portfolios is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”). The portfolios of DFAIDG in which the Allocation Portfolios invest may be referred to as the “Underlying Funds.” The Underlying Funds in which the Allocation Portfolios invest include, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio, each a series of DFAIDG. The U.S. Targeted Value Portfolio offers three classes of shares: Institutional Class shares, Class R1 shares and Class R2 shares. The DFA International Value Portfolio, Emerging Markets Value Portfolio and the Allocation Portfolios each offer two classes of shares: Institutional Class shares and Class R2 shares. The Institutional Class shares are offered to qualified investors in a separate prospectus. This SAI describes Class R1 shares and Class R2 shares.

Dimensional serves as investment advisor to each of the Portfolios and each Master Fund. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios, Master Funds and Underlying Funds, including the Feeder Portfolios, through their investment in the Master Funds, and the Allocation Portfolios through their investment in the Underlying Funds.

Each of the Portfolios, Master Funds and Underlying Funds is diversified under the federal securities laws and regulations.

Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.

Each of the Portfolios (except the DFA International Value Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio), or in the case of the Emerging Markets Value Portfolio, its Master Fund, has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

1

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Portfolios and Master Funds. For each Feeder Portfolio, the amounts include commissions paid by the corresponding Master Fund. The Feeder Portfolios and Allocation Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of their Master Funds or Underlying Funds.

The following table reports brokerage commissions paid by the Portfolios and in the case of the Feeder Portfolios, their corresponding Master Funds during the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015.

Master Fund/Portfolio	FISCAL YEAR ENDED 2017	FISCAL YEAR ENDED 2016	FISCAL YEAR ENDED 2015
U.S. Targeted Value Portfolio	$1,544,453	$1,178,856	$1,406,025

DFA International Value Series	$1,420,715	$1,304,293	$1,814,443
(DFA International Value Portfolio)
Dimensional Emerging Markets Value Fund	$2,937,011	$2,426,310	$3,077,808
(Emerging Markets Value Portfolio)

The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Portfolios.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio and an Allocation Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests substantially all of its assets and the Underlying Funds in which an Allocation Portfolio invests.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission, if any, being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios and Master Funds that they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Companies eligible for purchase by the Portfolios may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor

2

places buy and sell orders for the Portfolios and Master Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The investment management agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2017, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, did not pay commissions for securities transactions to brokers for providing market price monitoring services, market studies, brokerage services or research services to the Portfolios or Master Funds.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended October 31, 2017, as well as the value of such securities held by the Portfolio or Master Fund as of October 31, 2017.

Master Fund/Portfolio	Broker or Dealer	Value of Securities
The DFA International Value Series	Societe Generale	$108,991,827
The DFA International Value Series	Instinet, LLC	$42,240,944

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)

borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i)

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purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others; or

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

(8)

sell securities short; provided that the U.S. Targeted Value Portfolio, Emerging Markets Value Portfolio, Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio are not subject to this limitation; or

(9)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

The investment limitations described in (5) and (9) above do not prohibit each Feeder Portfolio and each Allocation Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds or Underlying Funds, respectively. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Underlying Funds in which the Portfolio invests. The investment limitations of each Master Fund are similar to those of the corresponding Feeder Portfolio. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Allocation Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

For purposes of the investment limitation described in (1) above, the Emerging Markets Value Portfolio (indirectly through its investment in its corresponding Master Fund) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of certain Master Funds, or any Portfolio structured as a fund of funds only holds shares of Underlying Funds, these Portfolios do not intend to lend those shares. Investment limitation (2) above also does not, among other things, prevent a Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of a Portfolio’s net assets. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Boards of Directors have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors of DFAIDG or DIG, as applicable, and the Advisor will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (7) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security,

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delayed delivery or forward commitment transaction, will not be considered a senior security to the extent a Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

For purposes of the investment limitations described in (9) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. A Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management will consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

Notwithstanding any of the above investment limitations, the Dimensional Emerging Markets Value Fund may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors or whose use is otherwise considered by the Fund to be advisable. The Fund would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Further, except with respect to a Portfolio’s or Master Fund’s limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Feeder Portfolio and to the Master Fund in which the Feeder Portfolio invests substantially all of its assets.

Each Portfolio, Master Fund and Underlying Fund may purchase or sell futures contracts and options on futures contracts for securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio, Master Fund, or Underlying Fund. The Portfolios, Master Funds, and Underlying Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA World ex U.S. Government Fixed Income Portfolio also may use futures contracts and options on futures contracts to hedge their currency exposure. The DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, and DFA Intermediate-Term Extended Quality Portfolio also may use futures contracts and options on futures contracts to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio, Master Fund or Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio, Master Fund or Underlying Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio, Master Fund or Underlying Fund expects to earn income on its margin deposits. Each Master Fund, Underlying Fund and Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in

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Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund, Underlying Fund or Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Master Fund, Underlying Fund or Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund, Underlying Fund or Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio, Master Fund or Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio, Master Fund or Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio, Master Fund or Underlying Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio, Master Fund or Underlying Fund may use by entering into futures transactions.

SWAPS

The DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio also may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received

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by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN CURRENCY TRANSACTIONS

The International Equity Portfolios (or in the case of Feeder Portfolios, their Master Funds) may acquire and sell foreign currency forward contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios and Master Funds will conduct their foreign currency exchange

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transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

With respect to an International Equity Portfolio or Master Fund, the Portfolio or Master Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, a Portfolio or Master Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

The DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. Such Underlying Funds may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA World ex U.S. Government Fixed Income Portfolio typically hedge their foreign currency exposure. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Non-Feeder Portfolios, Master Funds or Underlying Funds that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s vote to exit the EU in June 2016. In March 2017, the United Kingdom invoked a treaty provision that sets out the basics of a withdrawal from the EU and provides that negotiations must be completed within two years, unless all EU member states agree on an extension. However, there is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s exit will be conducted, including the outcome of negotiations for a new relationship between the United Kingdom and EU. While it is not possible to determine the precise impact these events may have on a non-Feeder Portfolio, Master Fund or Underlying Fund, during this period and beyond, the impact on the United Kingdom, EU countries, other countries or parties that transact with the United Kingdom and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of a non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s investments. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

CASH MANAGEMENT PRACTICES

All non-Feeder Portfolios, Master Funds and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Dimensional Emerging Markets Value Fund, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the non-Feeder Portfolios, Master Funds and Underlying Funds may enter into arrangements with

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its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The non-Feeder Portfolios, Master Funds and Underlying Funds may invest cash in the following permissible investments:

Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**

U.S. Targeted Value Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA International Value Portfolio and Master Fund	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

International Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Dimensional Emerging Markets Value Fund	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Emerging Markets Core Equity Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Two-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds.***	N.A.

DFA Five-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; affiliated and unaffiliated registered or unregistered money market funds***	N.A.

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Portfolios and Master Funds	Permissible Cash Investments*	Percentage Guidelines**
DFA Short-Term Extended Quality Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; freely convertible currencies; index futures contracts and options thereon; shares of affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Intermediate-Term Extended Quality Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; shares of affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Inflation-Protected Securities Portfolio	Short-term repurchase agreements; short-term government fixed income obligations; affiliated and unaffiliated registered and unregistered money market funds, including government money market funds***	N.A.

DFA World ex U.S. Government Fixed Income Portfolio	Short-term repurchase agreements; fixed income securities, such as money market instruments; U.S. government obligations; U.S. government agency obligations debt; freely convertible currencies; index futures contracts and options thereon; shares of affiliated and unaffiliated registered and unregistered money market funds***	20%

Global Equity Portfolio Global Allocation 60/40 Portfolio Global Allocation 25/75 Portfolio	Short-term repurchase agreements; U.S. government securities, repurchase agreements and short-term paper; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	5%
*

With respect to fixed income instruments, except in connection with corporate actions, the non-Feeder Portfolios, Master Funds and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations, but the non-Feeder Portfolios, Master Funds and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING

  The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

  A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net

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assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT

TRANSACTIONS

The U.S. Targeted Value Portfolio, Master Funds and Underlying Funds each may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, the U.S. Targeted Value Portfolio, Master Funds and Underlying Funds each may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio, Master Fund or Underlying Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. The U.S. Targeted Value Portfolio, Master Funds and Underlying Funds each may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time the U.S. Targeted Value Portfolio, Master Fund or Underlying Fund enters into a when-issued, delayed delivery, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date. In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price the U.S. Targeted Value Portfolio, Master Fund or Underlying Fund committed to pay or receive for the security. The U.S. Targeted Value Portfolio, Master Fund or Underlying Fund will lose money if the value of a purchased security falls below the purchase price and the U.S. Targeted Value Portfolio, Master Fund or Underlying Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, the U.S. Targeted Value Portfolio, Master Funds and Underlying Funds each will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.

EXCHANGE TRADED FUNDS

The following Portfolio, Master Funds and Underlying Funds may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity:

U.S. Targeted Value Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

DFA Real Estate Securities Portfolio

DFA International Value Series

International Core Equity Portfolio

Dimensional Emerging Markets Value Fund

Emerging Markets Core Equity Portfolio

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An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Portfolios, Equity Master Funds and Equity Underlying Funds with the expectation that they will be held for longer than one year.    The Two-Year Global Fixed Income Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Five-Year Global Fixed Income Portfolio and the DFA Short-Term Extended Quality Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of each Fund (each a “Board”) is responsible for establishing the Funds’ policies and for overseeing the management of each Fund. The Board of Directors elects the officers of each Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of each Fund is comprised of one interested Director and six disinterested Directors. David G. Booth, an interested Director, is Chairman of each Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director. As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for each Fund also provides the disinterested Directors with adequate influence over the governance of the Board and each Fund, while also providing the Board with the invaluable insight of the interested Director, who, as both an officer of the Fund and the Advisor, participates in the day-to-day management of each Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of each Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

Each Board has three standing committees. The Audit Committee and Nominating Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of each Fund’s accounting and financial reporting policies and the selection and nomination of candidates to each Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists entirely of disinterested Directors. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

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Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, each Fund’s internal controls, each Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by each Board. The Audit Committee for each Board recommends the appointment of each Fund’s independent registered public accounting firm and also acts as a liaison between each Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for each Fund during the fiscal year ended October 31, 2017.

Each Board’s Nominating Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee of each Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

The Strategy Committee is comprised of Douglas W. Diamond, Edward P. Lazear and Myron S. Scholes. At the request of a Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each Portfolio, and (iv) considers issues relating to investment services for each Portfolio of the Fund. There were three Strategy Committee meetings held for each Fund during the fiscal year ended October 31, 2017.

The Board of each Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board of each Fund, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect each Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of each Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and each Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, each Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with each Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and each Fund’s CCO prepares and presents an annual written compliance report to the

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Board. Each Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of a Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of a Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board of each Fund believes that it is in the best interests of each Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. Each Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. Each Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor. Certain biographical information for each disinterested Director and interested Director of a Fund is set forth in the tables below, including a description of each Director’s experience as a Director of a Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG – Since 1983; DIG – Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	127 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since 2017; DIG – Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	127 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	DFAIDG – Since 1981; DIG – Since 1993	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	127 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	DFAIDG – Since 2010; DIG – Since 2010

Distinguished Visiting Fellow, Becker Friedman

Institute for Research in Economics, University of

Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).

				127 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG – Since 1981; DIG – Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	127 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

15

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	DFAIDG – Since 2000; DIG – Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	127 portfolios in 4 investment companies	Director, (since 2000) and formerly, Lead Director (May 2014 – May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG – Since 1981; DIG – Since 1992	Chairman, Director/Trustee, and formerly President and Co-Chief Executive Officer (each until March 2017) of DEM, DFAIDG, DIG, and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Director (since 2009) and formerly, Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 – 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010 – September 2017).	127 portfolios in 4 investment companies	None
[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; the Trust; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2017 is set forth in the chart below.

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
Douglas W. Diamond	None	None Directly; $50,001-$100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Director:
David G. Booth	Global Equity Portfolio—Over $100,000 Global Allocation 60/40 Portfolio—Over $100,000 Global Allocation 25/75 Portfolio—Over $100,000	Over $100,000

**

As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

  Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended October 31, 2017 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same period. The table also provides the compensation paid by each Fund to the Funds’ Chief Compliance Officer for the fiscal year ended October 31, 2017. Douglas W. Diamond was appointed to each Board of the DFA Fund Complex effective June 1, 2017.

Name and Position	Aggregate Compensation from DFAIDG*	Aggregate Compensation from DIG*	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$208,969	$21,301	N/A	N/A	$300,000
Douglas W. Diamond Director	$111,229	$11,229	N/A	N/A	$159,500
Roger G. Ibbotson Director	$243,863	$24,823	N/A	N/A	$350,000
Edward P. Lazear Director	$229,934	$23,402	N/A	N/A	$330,000
Myron S. Scholes Lead Independent Director	$278,611	$28,405	N/A	N/A	$400,000
Abbie J. Smith Director	$208,969	$21,301	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$302,797	$30,741	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

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*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2017 is as follows: $350,000 (Mr. Ibbotson); $330,000 (Mr. Lazear); and $71,000 (Mr. Diamond). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer (since 2017) of

•   all the DFA entities

Director (since 2017) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Japan Ltd.

•   Dimensional Advisors Ltd.

19

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President (since 2017) of

•   all the DFA entities

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President (since 2016) of

•   Dimensional Fund Advisors Pte. Ltd.

Head of Global Institutional Services (since 2014) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) for

•   Dimensional Fund Advisors LP

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Global Chief Compliance Officer (since 2004) of • all the DFA Entities • DFA Australia Limited

20

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors Ltd.

Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of

•   Dimensional Fund Advisors Canada ULC

Chief Compliance Officer of

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for

•   Dimensional SmartNest (US) LLC

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017

Executive Vice President and Chief Operating Officer (since 2017) of

•   the DFA Fund Complex

Executive Vice President (since 2017), Senior Advisor and Chief Operating Officer (since 2016) of

•   Dimensional Funds Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Executive Vice President (since 2017) of

•   DFA Securities LLC

Director of

•   Dimensional Advisors Ltd. (since 2017)

•   Dimensional Hong Kong Limited (since 2017)

•   DFA Australia Limited (since 2016)

Formerly, Consultant (2013 – 2017) for

•   MSG Consulting

Formerly, Chairman and Chief Executive Officer (2003 – 2013) of

•   Sabre Holdings

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016	Vice President, Chief Financial Officer, and Treasurer (since 2016) of • all the DFA Entities • Dimensional Advisors Ltd. • Dimensional Fund Advisors Ltd. • Dimensional Hong Kong Limited

21

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Cayman Commodity Fund I Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   DFA Australia Limited

Director (since 2016) for

•   Dimensional Funds plc

•   Dimensional Funds II plc

Formerly, interim Chief Financial Officer and interim Treasurer (2016) of

•   all the DFA Entities

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

•   Dimensional Cayman Commodity Fund I Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Controller (2015 – 2016) of

•   all the DFA Entities

•   Dimensional Fund Advisors LP

Formerly, Vice President (2008 – 2015) of

•   T. Rowe Price Group, Inc.

Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of

•   the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of • all the DFA Entities Vice President and Assistant Secretary (since 2010) of • Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez	Vice President and Assistant Treasurer	Vice President since 2015	Vice President (since 2015) of • all the DFA Entities

22

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
		and Assistant Treasurer since 2017	Assistant Treasurer (since 2017) of • the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of • all the DFA Entities • Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President (since 2017) of

•   the DFA Fund Complex

General Counsel (since 2001) of

•   All the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

23

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   the DFA Fund Complex

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of • the DFA Fund Complex (since 2013) • Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   all the DFA Entities

•   Dimensional Fund Advisors Canada ULC

Director, Chief Investment Officer and Vice President (since 2017) of

•   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•   Dimensional Japan Ltd.

24

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Director of

•   Dimensional Funds plc (since 2014)

•   Dimensional Fund II plc (since 2014)

•   Dimensional Holdings Inc. (since 2017)

•   Dimensional Fund Advisors Pte. Ltd. (since 2017)

Formerly, Co-Chief Investment Officer of

•   Dimensional Japan Ltd. (2016 – 2017)

•   DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•   Dimensional Fund Advisors Canada ULC

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of January 31, 2018, the Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI.

SERVICES TO THE FUNDS

Administrative Services—The Feeder Portfolios, U.S. Targeted Value Portfolio and Allocation Portfolios

The Funds previously had administration agreements with the Advisor on behalf of the Feeder Portfolios and each Allocation Portfolio. Pursuant to each administration agreement, the Advisor performed various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund or Underlying Funds (as applicable), and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. Effective February 28, 2014 (with respect to the U.S. Targeted Value Portfolio) and July 21, 2015 (with respect to the Feeder Portfolios and Allocation Portfolios), the administrative agreement and investment advisory agreement for each Portfolio were combined into an Investment Management Agreement that provides for an investment management fee payable to the Advisor for both investment advisory services and the administrative services described above. Prior to the Investment Management Agreement, the Feeder Portfolios, U.S. Targeted Value Portfolio and Allocation Portfolios paid the

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Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below for its administrative services:

Portfolio	Administration Fee
U.S. Targeted Value Portfolio*	0.25%
DFA International Value Portfolio**	0.20%
Emerging Markets Value Portfolio**	0.40%
Global Equity Portfolio**	0.30% (a)
Global Allocation 60/40 Portfolio**	0.25% (a)
Global Allocation 25/75 Portfolio**	0.20% (a)

*	Effective rate of administrative fee prior to February 28, 2014.
**	Effective rate of administrative fee prior to July 21, 2015.

(a) Prior to July 21, 2015, pursuant to an, pursuant to an Amended and Restated Fee Waiver Agreement for the Global Equity Portfolio, 60/40 Portfolio and the 25/75 Portfolio, in order to limit the total administration and management fees received by the Advisor, the Advisor agreed to waive the administration fee each Portfolio paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Portfolio and management fees paid by each Portfolio’s Underlying Funds to the Advisor to 0.27% of the average net assets of a class of the Global Equity Portfolio, to 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and to 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio. The maximum amount waived under this waiver was the full amount of a Portfolio’s administration fee to the Advisor. At any time that the rate of the fees and annualized expenses of a class of a Portfolio were less than the rates listed above for such class of the Portfolio on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the fees or expenses of such class of shares of the Portfolio to exceed the fee or expense limitations listed above. The Portfolios were not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Each class of each Portfolio paid its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

For the fiscal year ended October 31, 2015, the Portfolios paid administrative fees to the Advisor as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

Portfolio	FISCAL YEAR ENDED 2017* (000)	FISCAL YEAR ENDED 2016* (000)	FISCAL YEAR ENDED 2015 (000)
U.S. Targeted Value Portfolio	N/A	N/A	N/A
DFA International Value Portfolio	N/A	N/A	$10,266
Emerging Markets Value Portfolio	N/A	N/A	$51,318
Global Equity Portfolio	N/A	N/A	$8,975[1]
Global Allocation 60/40 Portfolio	N/A	N/A	$5,078[2]
Global Allocation 25/75 Portfolio	N/A	N/A	$1,013[3]

* For the fiscal years ended October 31, 2017 and October 31, 2016, the Portfolios did not pay administrative fees to the Advisor.

(1)	$302 after waiver
(2)	$452 after waiver
(3)	$163 after waiver
(4)	$177 after waiver
(5)	$421 after waiver

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(6)	$191 after waiver

Administrative Services—All Portfolios

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for all of the Portfolios, Underlying Funds and Master Funds. The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by State Street, the U.S. Targeted Value Portfolio, the Feeder Portfolios’ Master Funds and the Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies. The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;

.0051% of the Fund Complex’s next $50 billion of average net assets; and

.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the U.S. Targeted Value Portfolio, a Master Fund or an Underlying Fund under the fee schedule are allocated to each such Portfolio, Master Fund or Underlying Fund based on the Portfolio’s, Master Fund’s or Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolios also pay separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Shareholder Services

On behalf of the Portfolios, the Funds enter into agreements with Shareholder Services Agents to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Class R1 shares and Class R2 shares. For the array of services provided to Class R1 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.10% of the average net assets of the Class R1 shares for such services. For the array of services provided to Class R2 shareholders, the Funds pay such Shareholder Services Agents an amount up to 0.25% of the average net assets of the Class R2 shares for such services.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY, 10005, is the custodian for The DFA International Value Series and Dimensional Emerging Markets Value Fund.

State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the U.S. Targeted Value Portfolio, the Feeder Portfolios and the Allocation Portfolios.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

Each Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

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DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with each Portfolio and Master Fund, the Advisor is responsible for the management of their respective assets. With respect to an Investment Management Agreement with each Feeder Portfolio, the Advisor manages the portion of each Feeder Portfolio’s assets that are retained by the Feeder Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Feeder Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Feeder Portfolio’s assets directly if the Advisor believes it is in the best interests of the Feeder Portfolio and its shareholders to do so.

Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International Value Series and the Dimensional Emerging Markets Value Fund (each a “DFA Australia Sub-Advised Fund”). DFA Australia’s duties include the maintenance of a trading desk for each DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFA Australia Sub-Advised Fund, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by a DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to each DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“ DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the International Value Series and the Dimensional Emerging Markets Value Fund (each a “DFAL Sub-Advised Fund”). DFAL’s duties include the maintenance of a trading desk for each DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are

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eligible for purchase by each DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolios or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences. The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisers or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates. However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Funds. For the services it provides as investment advisor to each Portfolio (and, with respect to each Feeder Portfolio, its corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (and, with respect to each Feeder Portfolio, its corresponding Master Fund). Prior to July 21, 2015, the Advisor was paid no fee for the services it provided as investment adviser to each Feeder Portfolio and Allocation Portfolio. As shareholders of the Underlying Funds, the Allocation Portfolios pay their proportionate shares of the management fees paid to the Advisor by the Underlying Funds. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal years ended October 31, 2017, October 31, 2016 and October 31, 2015, the U.S. Targeted Value Portfolio, Feeder Portfolios (effective July 21, 2015) (and their corresponding Master Funds) and Allocation Portfolios (effective July 21, 2015) paid investment advisory fees (to the Advisor and any sub-advisor) as set forth in the following table (the dollar amount is shown prior to any fee waivers by the Advisor):

	FISCAL YEAR ENDED 2017 (000)		FISCAL YEAR ENDED 2016 (000)		FISCAL YEAR ENDED 2015 (000)
U.S. Targeted Value Portfolio(a)	$33,824		$26,301		$22,368
DFA International Value Portfolio* (b)	$56,684	[1]	$44,049	[6]	$26,614	[11]
Emerging Markets Value Portfolio* (c)	$107,317	[2]	$89,153	[7]	$38,452	[12]
Global Equity Portfolio (d)	$17,017	[3]	$13,463	[8]	$3,614	[13]
Global Allocation 60/40 Portfolio (d)	$8,783	[4]	$7,472	[9]	$2,056	[14]
Global Allocation 25/75 Portfolio (d)	$1,587	[5]	$1,427	[10]	$399	[15]

*

Effective as of July 21, 2015, the fees set forth in the table above include the fees paid to the Advisor by both the Feeder Portfolio and its corresponding Master Fund for investment management services.

[1]	$39,551, after waiver
[2]	$89,461 after waiver
[3]	$1,735 after waiver

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[4]	$1,324 after waiver

[5]	$314 after waiver

[6]	$30,946 after waiver

[7]	$74,318 after waiver

[8]	$857 after waiver

[9]	$788 after waiver

[1][0]	$239 after waiver

[1][1]	$22,788 after waiver

[1][2]	$34,212 after waiver

[13]	$193 after waiver

[14]	$220 after waiver

[15]	$68 after waiver

(a)

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Class R1 shares of the U.S. Targeted Value Portfolio, the Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of Class R1 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares of the Portfolio to 0.62% of the Class R1 shares’ average net assets on an annualized basis (the “Expense Limitation Amount”). Pursuant to an Amended and Restated Fee Waiver and /or Expense Assumption Agreement for the Class R2 shares of the U.S. Targeted Value Portfolio, the Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 shares of the Portfolio to 0.77% of the Class R2 shares’ average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount for such class of the Portfolio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for each of the Class R1 shares and Class R2 shares of the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(b)

The Portfolio’s Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount provided for the Master Fund represents the total dollar amount of management fees paid by the Master Fund to the Advisor. Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to 0.79% of the average net assets of such class of the Portfolio (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause

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the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Permanent Fee Waiver will remain in effect permanently, unless terminated by a Fund. The remaining portion of the Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Such portion of the Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(c)

The Portfolio’s Master Fund has more than one Feeder Portfolio and/or direct investor; the dollar amount provided for the Master Fund represents the total dollar amount of management fees paid by the Master Fund to the Advisor. Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Emerging Markets Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to 0.96% of the average net assets of such class of the Portfolio (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. The Permanent Fee Waiver will remain in effect permanently, unless terminated by a Fund. The remaining portion of the Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. Such portion of the Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(d)

Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”) for the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio, the Advisor has agreed to waive certain fees of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2019, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Portfolio pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Portfolio and management fees paid by each Portfolio’s Underlying Funds (except for management fees paid by The DFA Short Term Investment Fund in connection with securities lending cash collateral investment) to the Advisor, on an annualized basis (the “Annualized Expense Ratio”), to 0.27% of the average net assets of a class of the Global Equity Portfolio, to 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and to 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio (the “Annualized Expense Limit”). The maximum amount waived under this waiver is the full amount of a Portfolio’s management fee to the Advisor. At any time that the Annualized Expense Ratio of a class of a Portfolio is less than the Annualized Expense Limit listed above for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the

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Annualized Expense Ratio of such class of shares of the Portfolio to exceed the Annualized Expense Limit listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, Master Funds and the Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, Master Funds and Underlying Funds based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

U.S. Targeted Value Portfolio	Joseph H. Chi, Jed S. Fogdall, and Joel P.
Schneider

DFA International Value Portfolio	Joseph H. Chi, Jed S. Fogdall, Mary T. Phillips and Bhanu P. Singh

Emerging Markets Value Portfolio	Joseph H. Chi, Mitchell J. Firestein, Jed S. Fogdall, Daniel C. Ong, Mary T. Phillips and Bhanu P. Singh

Allocation Portfolios	Joseph H. Chi, Jed S. Fogdall, Joseph F. Kolerich, Mary T. Phillips, David A. Plecha and Allen Pu

Other Managed Accounts

In addition to the Portfolios (and with respect to the Feeder Portfolios, the Master Fund in which a Feeder Portfolio invests substantially all of its assets) and the Underlying Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017*
Joseph H. Chi

•   136 U.S. registered mutual funds with $381,607million in total assets under management.

•   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

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Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2017*
Jed S. Fogdall

•   136 U.S. registered mutual funds with $381,607 million in total assets under management.

•   20 unregistered pooled investment vehicles with $15,461 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   80 other accounts with $31,935 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

Joseph F. Kolerich

•   64 U.S. registered mutual funds with $107,441 million in total assets under management.

•   10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•   12 other accounts with $3,406 million in total assets under management.

Daniel C. Ong

•   11 U.S. registered mutual funds with $34,786 million in total assets under management.

•   2 unregistered pooled investment vehicles with $282 million in total assets under management.

•   11 other accounts with $6,262 million in total assets under management, of which 2 accounts with $772 million in assets may be subject to a performance fee.

Mary T. Phillips	• 69 U.S. registered mutual funds with $195,667 million in total assets under management. • 0 unregistered pooled investment vehicles. • 0 other accounts.
David A. Plecha

•   64 U.S. registered mutual funds with $107,441 million in total assets under management.

•   10 unregistered pooled investment vehicles with $5,669 million in total assets under management.

•   12 other accounts with $3,406 million in total assets under management.

Allen Pu

•   48 U.S. registered mutual funds with $91,489 million in total assets under management.

•   6 unregistered pooled investment vehicles with $4,308 million in total assets under management.

•   24 other accounts with $4,397 million in total assets under management.

Joel P. Schneider

•   27 U.S. registered mutual funds with $60,336 million in total assets under management.

•   7 unregistered pooled investment vehicles with $6,200 million in total assets under management, of which 1 account with $215 million in assets may be subject to a performance fee.

•   19 other accounts with $5,395 million in total assets under management.

Bhanu P. Singh

•   57 U.S. registered mutual funds with $185,998 million in total assets under management.

•   9 unregistered pooled investment vehicles with $3,775 million in total assets under management.

•   49 other accounts with $17,389 million in total assets under management, of which 7 accounts with $3,349 million in assets may be subject to a performance fee.

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*Mitchell J. Firestein did not share primary responsibility in the oversight of day-to-day management of responsibilities for accounts as of October 31, 2017; as such, information regarding such accounts is not presented.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund/Underlying Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios, Master Funds and Underlying Funds), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Master Funds/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund/Underlying Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolios/Master Funds/Underlying Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund/Underlying Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund/Underlying Fund or Account, a Portfolio/Master Fund/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds/Underlying Funds and Accounts. To deal with these situations, the Advisor has adopted

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procedures for allocating portfolio transactions across multiple Portfolios/Master Funds/Underlying Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios/Master Funds/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund/Underlying Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2017 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
U.S. Targeted Value Portfolio	Joseph H. Chi Jed S. Fogdall Joel P. Schneider	$0 - $10,000 None $0 - $10,000
DFA International Value Portfolio	Joseph H. Chi Jed S. Fogdall Mary T. Phillips[1] Bhanu P. Singh[2]	None None None None
Emerging Markets Value Portfolio	Joseph H. Chi Mitchell J. Firestein Jed S. Fogdall Daniel C. Ong Mary T. Phillips Bhanu P. Singh	$0 – $10,000 $100,000 - $500,000 $10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000 $0 – $10,000
Global Equity Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	$100,001 - $500,000 $100,001 - $ 500,000 $50,001 - $ 100,000 None None $0 - $10,000

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Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
Global Allocation 60/40 Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	None $100,001 - $500,000 None None None $0 - $10,000
Global Allocation 25/75 Portfolio	Joseph H. Chi Jed S. Fogdall Joseph F. Kolerich Mary T. Phillips David A. Plecha Allen Pu	$0 - $10,000 None None None None $0 - $10,000

1 Mary T. Phillips does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001 - $100,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

2 Bhanu P. Singh does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $0 -$10,000) that invests substantially all of its assets in the same Master Fund as the Portfolio.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. From April 1, 2001 to December 12, 2006, the U.S. Targeted Value Portfolio was known as the U.S. Small XM Value Portfolio. Prior to April 1, 2001, the U.S. Targeted Value Portfolio was known as the U.S. 4-10 Value Portfolio. Similarly, the Master Fund in which the U.S. Targeted Value Portfolio invested– The U.S. Targeted Value Series– was, prior to April 1, 2001, known as The U.S. 4-10 Value Series. Effective as of March 30, 2007, the U.S. Targeted Value Portfolio was no longer a feeder portfolio and now holds the portfolio securities previously held by The U.S. Targeted Value Series, the Master Fund in which the U.S. Targeted Value Portfolio invested.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund (“DEM”) was incorporated under Maryland law on January 9, 1991 and was reorganized as a Delaware statutory trust effective October 30, 2009. DEM offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of DEM approved its conversion from a closed-end management investment company to an open-end management investment company.

CODE OF ETHICS

The Funds, the Trust, DEM, the Advisor, DFA Australia Limited, Dimensional Fund Advisors Ltd. and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios, Master Funds and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios, Master Funds and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio, Master Fund or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

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SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a class of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Funds, the latter being audited.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund or Underlying Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund or Underlying Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund or Underlying Fund must vote to approve the continuing existence of the Master Fund or Underlying Fund or the Master Fund or Underlying Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2018, the following persons beneficially owned 5% or more of the outstanding stock of the Class R1 and Class R2 shares of the Portfolios, as set forth below:

U.S. TARGETED VALUE PORTFOLIO – CLASS R1 SHARES

National Financial Services LLC*	51.22%
200 Liberty Street
One World Financial Center
New York, NY 10281

Teachers Defined Contribution Retirement System ttee	13.85%
FBO West Virginia Teachers Defined Contribution Plan
4101 MacCorkle Ave SE
Charleston, WV 25304

Vanguard Fiduciary Trust Company FBO 401(k) Clients*	8.50%
P.O. Box 2600
Valley Forge, PA 19482

Charles Schwab & Company, Inc.*	6.49%
101 Montgomery Street
San Francisco, CA 94104

TIAA-CREF Trust Company Custodian FBO Retirement Plans for	5.71%

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which TIAA Acts as Record Keeper*
211 North Broadway Street, Suite 1000
St. Louis, MO 63102

Valic Retirement Services Company	5.49%
FBO American International Group Federal Savings Bank*
2929 Allen Pkwy Suite A6-20
Houston, TX 77019

U.S. TARGETED VALUE PORTFOLIO – CLASS R2 SHARES

John Hancock Trust Company LLC*	21.19%
Attn: Trust Services
Westwood, MA 02090

Charles Schwab & Company, Inc.*[1]	19.02%

American United Life Insurance Company	10.00%
Group Retirement Account*
P.O. Box 368
Indianapolis, IN 46206

TIAA-CREF Trust Company Custodian FBO Retirement Plans for which TIAA Acts as Record Keeper*[1]	9.92%

American United Life Insurance Company	7.36%
Attn: Separate Accounts*
P.O. Box 368
Indianapolis, IN 46206

National Financial Services LLC*[1]	6.70%

Great-West Trust Company ttee	5.70%
FBO UBM 401K Plan*
11500 Outlook Street
Leawood, KS 66211

DFA INTERNATIONAL VALUE PORTFOLIO – CLASS R2 SHARES

TIAA-CREF Trust Company Custodian FBO Retirement Plans for which TIAA Acts as Record Keeper*[1]	53.71%

American United Life Insurance Company*[1]	21.34%

Charles Schwab & Company, Inc.*[1]	16.82%

National Financial Services LLC*[1]	6.00%

EMERGING MARKETS VALUE PORTFOLIO – CLASS R2 SHARES

TIAA-CREF Trust Company Custodian FBO Retirement Plans for which TIAA Acts as Record Keeper*[1]	72.09%

Charles Schwab & Company, Inc.*[1]	11.74%

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Lincoln Retirement Services Company LLC, TTE*	9.75%
Pomona Valley Hospital Medical Center
1300 S. Clinton Street
Fort Wayne, IN 46802

GLOBAL EQUITY PORTFOLIO – CLASS R2 SHARES

American United Life Insurance Company Group Retirement Account*	39.64%

American United Life Insurance Company Unit Investment Trust*	25.02%

National Financial Services LLC*[1]	15.38%

Charles Schwab & Company, Inc.*[1]	10.24%

GLOBAL ALLOCATION 60/40 PORTFOLIO – CLASS R2 SHARES

Charles Schwab & Company, Inc.*[1]	79.48%

National Financial Services LLC*[1]	13.77%

American United Life Insurance Company Group Retirement Account*[1]	5.20%

GLOBAL ALLOCATION 25/75 PORTFOLIO – CLASS R2 SHARES

American United Life Insurance Company Group Retirement Account*[1]	77.22%

Charles Schwab & Company, Inc.*[1]	21.22%

*	Owners of record only (omnibus).

[1]	See address for shareholder previously noted above in list.

Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds generally will be closed on days that the NYSE is closed. The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

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The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, a Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may, subject to a Fund’s sole discretion, transfer shares of any Portfolio to another person by making a written request to the Portfolio’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

Each Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolios to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of a Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how a Master Fund or an Underlying Fund in which a Portfolio invests is organized for federal income tax purposes. The International Equity Portfolios are Feeder Portfolios that invest substantially all of their assets in Master Funds organized as partnerships for federal income tax purposes.

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The Allocation Portfolios invest in Underlying Funds organized as either partnerships or corporations for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of a Portfolio.

Unless otherwise indicated, the discussion below with respect to a Portfolio includes in the case of a Feeder Portfolio invested in a Master Fund or a Portfolio invested in an Underlying Fund classified as a partnership, its pro rata share of its corresponding Master Fund’s or Underlying Fund’s income and assets and in the case of a Portfolio invested in an Underlying Fund classified as a corporation, its pro rata share of the dividends and distributions paid by such Underlying Fund.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•

Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement — the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

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The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, expiring unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

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Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

•

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

•

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund of funds corporate structures. In the case of a Portfolio that invests in Underlying Funds classified as corporations, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds, and changes in asset allocations by the Portfolio may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains. A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing by the Portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares. Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see “Taxation of Portfolio Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. Government obligations is unlikely to be exempt from state and local income tax (see “Taxation of Portfolio Distributions – U.S. Government securities” below”). However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see “Taxation of Portfolio Distributions – Qualified dividend income for individuals” and “ – Dividends-received deduction for corporations” below).    A qualified fund of funds, i.e. a Portfolio at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year,

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and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Taxation of Portfolio Distributions

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. In the case of a Feeder Portfolio that invests in a Master Fund or a Portfolio that invests in an Underlying Fund classified as a partnership, the Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund or Underlying Fund. A Portfolio investing in an Underlying Fund classified as a corporation receives income generally in the form of dividends. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to shareholders by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. A Portfolio investing in an Underlying Fund classified as a corporation may also derive capital gains through its redemption of shares of an Underlying Fund classified as a corporation (see “Taxation of the Portfolio —Fund of funds corporate structures” above).    Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be

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treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified dividend income for individuals. Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the AMT for taxable years of the corporation beginning after Dec. 31,2017.) Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, (i) more than 50% in value of the total assets of the Portfolio (or if the Portfolio is a qualified fund of funds as described above under the heading “Taxation of the Portfolio —Fund of funds corporate structures”, an Underlying Fund) or (ii) in the case of a Feeder Portfolio (or a Portfolio that invests in Underlying Funds classified as partnerships), more than 50% in value of the total assets of the Feeder Portfolio attributable from the Master Fund (or of the Portfolio attributable from the Underlying Funds), are invested in securities of foreign corporations, the Portfolio may elect to pass through to its

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shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Underlying Fund or Master Fund). If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). For example, the amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio (or Underlying Fund or Master Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio (or Underlying Fund or Master Fund). Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio (or in the case of a Feeder Portfolio, the Master Fund or an Underlying Fund classified as a partnership) invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio, the Feeder Portfolio’s corresponding Master Fund or the Underlying Fund. To the extent an Underlying Fund organized as a corporation invests in U.S. Government obligations, dividends derived from interest on these obligations and paid to the corresponding Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

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Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) – Shares acquired first are sold first.
•	LIFO (Last In, First Out) – Shares acquired last are sold first.
•	HIFO (Highest Cost, First Out) – Shares with the highest cost basis are sold first.
•	LOFO (Lowest Cost, First Out) – Shares with the lowest cost basis are sold first.
•	LGUT (Loss/Gain Utilization) – A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.
•

Specific Lot Identification – Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares with unknown cost basis in first in, first out order and then noncovered shares with known basis in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for

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noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Conversion of shares into shares of the same Portfolio.    The conversion of shares of one class into another class of the same Portfolio is not taxable for federal income tax purposes. Shareholders should also consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares of the same Portfolio.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio

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securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-

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exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio (or an Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a portfolio in a non-U.S. REIT may subject the portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC securities.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Portfolio — Foreign income tax.” Also, the portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs.    A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a portfolio, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to

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the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a portfolio’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a portfolio that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”). For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio. While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Portfolio — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP. Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

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Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character.    A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

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Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) if all of the following requirements are met:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to

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a sale or exchange of a USRPI if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and U.S. real property holding corporations, and
•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.
•

If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends rather than as a capital gain dividend (a distribution of long-term capital gains) or a short-term capital gain dividend subject to withholding at the 30% or lower treaty withholding rate.

Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions will be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.    A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Portfolio will be required to withhold a 30% tax on the following payments or distributions made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

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An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the non-Feeder Portfolios, Master Funds, and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds, including all authorized traders of the Advisor.

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The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the non-Feeder Portfolios, Master Funds, and Underlying Funds, and which seeks to maximize the value of the non-Feeder Portfolios’, Master Funds’ and Underlying Funds’ investments. Generally, the Advisor analyzes proxy statements on behalf of the non-Feeder Portfolios, Master Funds, and Underlying Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the non-Feeder Portfolios, Master Funds, or Underlying Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the non-Feeder Portfolios, Master Funds, or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a non-Feeder Portfolio, Master Fund, or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the applicable Fund or the Board of Trustees of the Trust, as applicable.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the non-Feeder Portfolio, Master Fund or Underlying Fund.

In some cases, the Advisor may determine that it is in the best interests of a non-Feeder Portfolio, Master Fund or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a non-Feeder Portfolio, Master Fund or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s investment and that it is in the non-Feeder Portfolio’s, Master Fund’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a non-Feeder Portfolio, Master Fund or Underlying Fund associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a non-Feeder Portfolio, Master Fund or

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Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Funds have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the non-Feeder Portfolios, Master Funds and Underlying Funds; and provides reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how each of the non-Feeder Portfolios, Master Funds and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DFAIDG and DIG and Boards of Trustees of the Trust and DEM (collectively, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios, Master Funds and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, Master Funds and Underlying Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio, Master Fund and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end.

Disclosure of Holdings Information to Recipients. The Advisor’s Head of Global Institutional Services and Global Chief Compliance Officer, or a delegate of the same, respectively (collectively, the “Designated Persons”), together may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the trading strategies or pending portfolio transactions of a Portfolio, Master Fund or Underlying Fund. The non-

57

public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of the date of this SAI, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
AFP Capital	Monitoring investor exposure and investment strategy	Monthly
AFP Colfondos	Monitoring investor exposure and investment strategy	Monthly
AFP Habitat	Monitoring investor exposure and investment strategy	Monthly
AFP Integra	Monitoring investor exposure and investment strategy	Monthly
AFP Prima	Monitoring investor exposure and investment strategy	Monthly
Aon Hewitt	Monitoring investor exposure and investment strategy	Monthly
Callan Associates	Monitoring investor exposure and investment strategy	Quarterly
Cambridge Associates Limited	Monitoring investor exposure and investment strategy	Monthly
Capital Advisors	Monitoring investor exposure and investment strategy	Monthly
Citibank, N.A.	Fund Custodian	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Colonial Consulting Corporation, Inc.	Monitoring investor exposure and investment strategy	Monthly
Gavion LLC	Monitoring investor exposure and investment strategy	Monthly
Greycourt & Co., Inc.	Monitoring investor exposure and investment strategy	Quarterly
Margaret A. Cargill Philanthropies	Monitoring investor exposure and investment strategy	Monthly
Marquette Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly
Mercer Investment Consulting, Inc.	Monitoring investor exposure and investment strategy	Monthly
Northern Trust	Monitoring investor exposure and investment strategy	Monthly
Pavilion Advisory Group	Monitoring investor exposure and investment strategy	Quarterly
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
Pricing Service Vendor	Fair value information services	Daily
R.V. Kuhns	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Business Purpose	Frequency
Southern Company	Monitoring investor exposure and investment strategy	Monthly
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily
State Street Global Advisors	Monitoring investor exposure and investment strategy	Monthly
Teachers’ Retirement Allowances Fund Board	Monitoring investor exposure and investment strategy	Annually
Towers Watson	Monitoring investor exposure and investment strategy	Monthly
U.S. Institutional Investment Consultants	Monitoring investor exposure and investment strategy	Quarterly
University of Pittsburgh Medical Center	Monitoring investor exposure and investment strategy	Quarterly
Verus (El Segundo)	Monitoring investor exposure and investment strategy	Monthly
Wilshire Associates, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Master Funds, the Underlying Funds, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios, Master Funds and Underlying Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Portfolio, Master Fund or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

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Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio, Master Fund or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios, Master Funds and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

Disclosure of Non-Material Information. To the extent permitted under the Policy, Designated Persons, officers of the Funds, portfolio managers, other representatives of the Advisor, and anyone employed by or associated with the Advisor who has been authorized by the Advisor’s Legal Department or the Designated Persons (collectively, “Approved Representatives”) may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Portfolios or their Holdings Information and/or other investment positions (collectively, commentary and analysis) or any changes in the Holdings Information of the Portfolios that occurred after the most recent publicly disclosed Holdings Information (recent portfolio changes) to any person if such information does not constitute material non-public information.

With respect to each instance of such disclosure, an Approved Representative will make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. The Advisor believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio and/or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Portfolio. Nonexclusive examples of commentary and analysis include: (i) the allocation of a Portfolio’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the equity and fixed income components of a Portfolio’s portfolio holdings and other investment positions; (iii) the attribution of Portfolio returns by asset class, sector, industry and country; and (iv) the volatility characteristics of a Portfolio. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on a Portfolio’s website.

SECURITIES LENDING

The Board of the following Portfolios, or of the corresponding Master Funds of the following Portfolios (collectively, the “Securities Lending Portfolios”) have approved their participation in a securities lending program. Under the securities lending program, State Street Bank and Trust Company serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian. Under a separate securities lending program, Citibank, N.A. serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian.

For the fiscal year ended October 31, 2017, the income earned by the following Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios (or their corresponding Master Funds) and State Street Bank and Trust Company or Citibank, N.A. (each, a “Securities Lending Agent”), were as follows:

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		Fees and/or compensation for securities lending activities and related services:
Portfolio	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensatio n for securities lending activities	Net income from securities lending activities
U.S. Targeted Value Portfolio	$19,286,502	$724,873	$768,021	--	--	$11,273,251	--	$11,998,124	$6,520,358
DFA International Value Portfolio*	$6,045,522	$732,845	$244,345	--	--	$(1,616,531)	--	$(883,686)	$6,684,862
Emerging Markets Value Portfolio*	$22,846,995	$3,643,000	$328,239	--	--	$(7,923,969)	--	$(4,280,969)	$26,799,635

* A Portfolio with a corresponding Master Fund that is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio

For the fiscal year ended October 31, 2017, each Securities Lending Agent provided the following services for their respective Securities Lending Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audits the Funds’ annual financial statements. The audited financial statements and financial highlights of the Class R1 and Class R2 Shares of the U.S. Targeted Value Portfolio and the Class R2 shares of the DFA International Value Portfolio, Emerging Markets Value Portfolio and Allocation Portfolios (formerly Class R shares of the Allocation Portfolios) for their fiscal year ended October 31, 2017, as set forth in the Funds’ annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the DFA International Value Series (which is a series of the Trust) and the audited financial statements of DEM for the fiscal period ended October 31, 2017, as set forth in the Trust’s and DEM’s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports and semi-annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other

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information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Director Performance Evaluation:

1.2.

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers and/or industry groups. Take into consideration the company’s total shareholder return and financial/operational performance over short- to long-term time horizons. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A multi-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:

1.7.

The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

1.16.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

¡	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

¡	Specific actions taken to address the issues that contributed to the low level of support;

¡	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.

Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:

•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.

For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;

•	The disclosed rationale for adopting the provision;
•

The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

4 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.

5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.

Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote CASE-BY-CASE, considering relevant factors on individual directors (e.g., attendance or other board seats).

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

Proxy Access7

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections8

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Shareholder Rights & Defenses9

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)10

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

7 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

8 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

10 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[11] right for shareholders to call special meetings at a 25 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

11 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized shares during the last three years

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes of the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

¡

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

¡	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern;

¡	The new class of shares will be transitory;

¡	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or

¡	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

¡	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

¡	Disclosure in the proxy statement of the specific purposes for the proposed increase;

¡	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

¡

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

¡	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

In casting a vote on executive compensation proposals, an Advisor may consider the following:

1.	Peer Group[14] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over different time horizons.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.

Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

14 In addition to the peer group disclosed in a company’s proxy statement, an Advisor may consider other peer companies that are comparable in market cap, revenue (or assets for certain financial firms), industry and other factors.

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

¡	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;

¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Metrics and incentives that are misaligned with shareholders’ interests and publicly disclosed business objectives;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

¡	The company’s response, including:

∎	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

∎	Specific actions taken to address the issues that contributed to the low level of support;

∎	Other recent compensation actions taken by the company;

¡	Whether the issues raised are recurring or isolated;

¡	The company’s ownership structure; and

¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans15

Vote CASE-BY-CASE on certain equity-based compensation plans16 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated under these three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

16 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

Plan Features:

•	Automatic or discretionary single-triggered award vesting upon a CIC;

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a social/environmental issue may have material economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.17

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address

17 See Governance Failures section under Section 1 above (Board of Directors – Accountability)

related risks and/or opportunities;
•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES18

Effective for Meetings on or after February 1, 2018

The proxy voting process as described in this Policy and the Guidelines seeks to ensure that proxy votes are cast in the best interests of the Advisors’ clients, as understood by the Advisors at the time of the vote. In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for meetings from Institutional Shareholder Services, Inc., a third party service provider, as well as certain other third party proxy service providers, such as Glass Lewis, in the following circumstances: (1) where an Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

18 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;[19]

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards;

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

Classification of Directors - International Policy

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

19 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

¡	9 years (from the date of election) in the United Kingdom and Ireland;

¡	12 years in European markets;

¡	7 years in Russia.

Independent NED

•	Not classified as non-independent (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[22]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;

•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;

•	Avoid arrangements that risk “pay for failure;”

•	Maintain an independent and effective compensation committee;

•	Avoid inappropriate pay to non-executive directors.

24 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

An Advisor will communicate directly with a company when it believes a CSR issue may have economic ramifications for the shareholders. If a company is unresponsive to the concerns raised, an Advisor will reinforce board accountability by voting against or withholding from directors individually, committee members, or the entire board.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

DIMENSIONAL INVESTMENT GROUP INC. (79/80)

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	December 14, 2009.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(5)	Articles of Amendment filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2012.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2012
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.a.9

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.a.10

(11)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2017
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.a.11

(b)	By-Laws.

(1)	Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 72/73 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2015.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement.

(2)	See Article 8 of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.

(1)	Investment Management Agreements.

(a)	Investment Management Agreement between the Registrant and DFA re: the:
*	DFA International Value Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.

Filing Date:	February 28, 2017.

(b)	Investment Management Agreement between the Registrant and DFA re: the:
*	DFA International Value Portfolio III
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(c)	Investment Management Agreement between the Registrant and DFA re: the:
*	Emerging Markets Portfolio II
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(d)	Investment Management Agreement between the Registrant and DFA re: the:
*	Global Allocation 25/75 Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(e)	Investment Management Agreement between the Registrant and DFA re: the:
*	Global Allocation 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(f)	Investment Management Agreement between the Registrant and DFA re: the:
*	Global Equity Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(g)	Investment Management Agreement between the Registrant and DFA re: the:
*	DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(h)	Investment Management Agreement between the Registrant and DFA re: the:
*	DFA Two-Year Government Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(i)	Investment Management Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(j)	Investment Management Agreement between the Registrant and DFA re: the:
*	U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(k)	Investment Management Agreement between the Registrant and DFA re: the:
*	U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(l)	Investment Management Agreement between the Registrant and DFA re: the:
*	U.S. Large Company Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(e)	Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2013.

(h)	Other Material Contracts.

(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2013.

(a)	Amendment No. 1 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2014.

(b)	Form of Amendment No. 2 re: the addition of “FAN” services.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2014.

(2)	Administration Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2013.

(3)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.

Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
*	AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(ii)	Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.
(bb)	Amendment Number Two re the reflection of the following name change:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(dd)	Amendment Number Four re the reflection of the following name change:
*	AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(4)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

(5)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:
*	U.S. Small Cap Portfolio II; and
*	U.S. Large Cap Portfolio II;
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(6)	Form of Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.6

(7)	Form of Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
*	U.S. Large Company Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.7

(8)	Form of Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
*	DFA International Value Portfolio III
*	Emerging Markets Portfolio II
*	Tax-Managed U.S. Marketwide Value Portfolio II
*	U.S. Large Cap Value Portfolio II
*	U.S. Large Cap Value Portfolio III
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.8

(9)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
*	DFA International Value Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.9

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.i.1

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.j.1

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

Not applicable.

(n)	Rule 18f-3 Plan.

(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 re: the:
*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio
*	DFA International Value Portfolio
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2017.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, Power-of-Attorney dated as of December 15, 2017, appointing David G. Booth, Gregory K. Hinkle, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O and Joy L. Lopez as attorneys-in-fact to David G. Booth, David P. Butler, George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Gerard K. O’Reilly, Myron S. Scholes, Abbie J. Smith, Gregory K. Hinkle, Douglas W. Diamond and Catherine L. Newell.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.o.1

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 15, 2017, appointing David G. Booth, Gregory K. Hinkle, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O and Joy L. Lopez as attorneys-in-fact to David G. Booth, David P. Butler, George M. Constantinides, Roger G. Ibbotson, Edward P. Lazear, Gerard K. O’Reilly, Myron S. Scholes, Abbie J. Smith, Gregory K. Hinkle, Douglas W. Diamond and Catherine L. Newell.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.o.2

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.
Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30.	INDEMNIFICATION.

(1)	Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)	provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 6300 Bee Cave Road, Building One, Austin, TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those executive officers and partners during the past two years.

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities LLC (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, TX 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Valerie A. Brown	Vice President and Assistant	Vice President and Assistant Secretary

Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer
Stephen A. Clark	Executive Vice President	Executive Vice President
Christopher S. Crossan	Vice President and Global Chief Compliance Officer	Vice President and Global Chief Compliance Officer
(Michael) Sam Gilliland	Executive Vice President	Executive Vice President
Gregory K. Hinkle	Vice President, Chief Financial Officer, and Treasurer	Vice President, Chief Financial Officer, and Treasurer
Jeff J. Jeon	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Joy L. Lopez	Vice President	Vice President and Assistant Treasurer
Kenneth M. Manell	Vice President	Vice President
Catherine L. Newell	President and General Counsel	President and General Counsel
Selwyn Notelovitz	Vice President and Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer
Carolyn L. O	Vice President and Secretary	Vice President and Secretary
Gerard K. O’Reilly	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer

David G. Booth	Executive Chairman	Chairman and Director

Kenneth R. French	Director	Not Applicable

John A. McQuown	Director	Not Applicable

Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	1 Lincoln Street, Boston, MA 02111

ITEM 34.	MANAGEMENT SERVICES.

None.

ITEM 35.	UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 79/80 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 28th day of February, 2018.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)
By: /s/ Catherine L. Newell * Catherine L. Newell, President (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 79/80 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth*	Director and	February 28, 2018
David G. Booth	Chairman

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	February 28, 2018
Gerard K. O’Reilly	Chief Investment Officer

/s/ David P. Butler*	Co-Chief Executive Officer	February 28, 2018
David P. Butler

/s/ Gregory K. Hinkle*	Chief Financial Officer,	February 28, 2018
Gregory K. Hinkle	Treasurer and Vice President

/s/ George M. Constantinides*	Director	February 28, 2018
George M. Constantinides

/s/ Douglas W. Diamond*	Director	February 28, 2018
Douglas W. Diamond

/s/ Roger G. Ibbotson*	Director	February 28, 2018
Roger G. Ibbotson

/s/ Edward P. Lazear*	Director	February 28, 2018
Edward P. Lazear

/s/ Myron S. Scholes*	Director	February 28, 2018
Myron S. Scholes

/s/ Abbie J. Smith*	Director	February 28, 2018
Abbie J. Smith

*By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 28th day of February, 2018.

THE DFA INVESTMENT TRUST COMPANY (Registrant)
By: /s/ Catherine L. Newell * Catherine L. Newell, President (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 79/80 to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth*	Trustee and	February 28, 2018
David G. Booth	Chairman

/s/ Gerald K. O’Reilly*	Co-Chief Executive Officer	February 28, 2018
Gerald K. O’Reilly	and Chief Investment Officer

/s/ David P. Butler*	Co-Chief Executive Officer	February 28, 2018
David P. Butler

/s/ Gregory K. Hinkle*	Chief Financial Officer,	February 28, 2018
Gregory K. Hinkle	Treasurer and Vice President

/s/ George M. Constantinides*	Trustee	February 28, 2018
George M. Constantinides

/s/ Douglas W. Diamond*	Trustee	February 28, 2018
Douglas W. Diamond

/s/ Roger G. Ibbotson*	Trustee	February 28, 2018
Roger G. Ibbotson

/s/ Edward P. Lazear*	Trustee	February 28, 2018
Edward P. Lazear

/s/ Myron S. Scholes*	Trustee	February 28, 2018
Myron S. Scholes

/s/ Abbie J. Smith*	Trustee	February 28, 2018
Abbie J. Smith

* By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

Exhibit No.	Description
EX-28.a.9	Articles of Amendment
EX-28.a.10	Articles Supplementary
EX-28.a.11	Articles of Amendment
EX-28.h.6	Form of Amended and Restated Fee Waiver Agreement
EX-28.h.7	Form of Amended and Restated Fee Waiver Agreement
EX-28.h.8	Form of Amended and Restated Fee Waiver Agreement
EX-28.h.9	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
EX-28.i.1	Legal Opinion of Stradley Ronon Stevens & Young, LLP
EX-28.j.1	Consent of PricewaterhouseCoopers LLP
EX-28.o.1	Power-of-Attorney on behalf of Registrant
EX-28.o.2	Power-of-Attorney on behalf of The DFA Investment Trust Company